JNLNY Separate Account I

Financial Statements

December 31, 2025

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$101,282,234	$448,320	$522,498	$43,580,163	$185,310	$42,873	$188,150,722
Receivables:
Investments in Fund shares sold	44,198	—	—	9,114	—	—	19,122
Investment Division units sold	4	—	—	—	—	—	5,269
Total assets	101,326,436	448,320	522,498	43,589,277	185,310	42,873	188,175,113

Liabilities
Payables:
Investments in Fund shares purchased	4	—	—	—	—	—	5,269
Investment Division units redeemed	40,436	—	—	7,713	—	—	11,975
Insurance fees due to Jackson
of New York	3,762	—	—	1,401	—	—	7,147
Total liabilities	44,202	—	—	9,114	—	—	24,391
Net assets	$101,282,234	$448,320	$522,498	$43,580,163	$185,310	$42,873	$188,150,722
Maximum Unit Value	31.486379	28.948281	20.136804	16.372949	15.559732	10.877584	31.209401
Minimum Unit Value	21.550055	23.836587	9.094747	12.398152	15.447126	N/A	21.158060

Investments in Funds, shares outstanding	4,185,216	18,077	52,198	2,765,239	11,474	3,722	7,852,701
Investments in Funds, at cost	$64,706,570	$329,576	$491,768	$36,732,956	$182,666	$30,968	$121,323,972

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,344,323	1,961	2,216	497,292	243	302	2,665,775
Total expenses	1,344,323	1,961	2,216	497,292	243	302	2,665,775
Net investment income (loss)	(1,344,323)	(1,961)	(2,216)	(497,292)	(243)	(302)	(2,665,775)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	7,877,029	13,857	17,325	1,100,811	83	14,022	14,089,456
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,478,558	45,203	21,249	2,682,570	2,719	6,828	12,229,019
Net realized and unrealized gain (loss)	14,355,587	59,060	38,574	3,783,381	2,802	20,850	26,318,475

Net change in net assets
from operations	$13,011,264	$57,099	$36,358	$3,286,089	$2,559	$20,548	$23,652,700

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$1,011,198	$49,194,158	$400,718	$886,500	$166,581	$111,395,666	$118,598
Receivables:
Investments in Fund shares sold	—	4,376	—	—	—	8,606	—
Investment Division units sold	—	10,500	—	—	—	1,169	—
Total assets	1,011,198	49,209,034	400,718	886,500	166,581	111,405,441	118,598

Liabilities
Payables:
Investments in Fund shares purchased	—	10,500	—	—	—	1,169	—
Investment Division units redeemed	—	2,859	—	—	—	4,442	—
Insurance fees due to Jackson
of New York	—	1,517	—	—	—	4,164	—
Total liabilities	—	14,876	—	—	—	9,775	—
Net assets	$1,011,198	$49,194,158	$400,718	$886,500	$166,581	$111,395,666	$118,598
Maximum Unit Value	28.712129	30.485164	28.791890	44.763548	77.528297	20.998572	20.367386
Minimum Unit Value	23.654681	23.082618	25.417994	12.988547	11.720474	15.790300	19.417599

Investments in Funds, shares outstanding	41,156	2,848,533	23,056	71,665	12,913	5,663,227	5,880
Investments in Funds, at cost	$882,611	$43,203,814	$351,435	$778,781	$136,259	$83,338,075	$86,767

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$—	$706,820	$6,714	$19,259	$—	$—	$—
Expenses
Asset-based charges	3,442	517,446	1,794	2,986	920	1,524,909	479
Total expenses	3,442	517,446	1,794	2,986	920	1,524,909	479
Net investment income (loss)	(3,442)	189,374	4,920	16,273	(920)	(1,524,909)	(479)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	3,547,482	28,633	14,213	—	—	—
Sales of investments in Funds	2,431	954,397	933	53,291	26,831	5,382,458	314
Net change in unrealized appreciation
(depreciation) on investments in Funds	64,147	1,884,744	22,257	113,319	(12,015)	5,873,179	11,565
Net realized and unrealized gain (loss)	66,578	6,386,623	51,823	180,823	14,816	11,255,637	11,879

Net change in net assets
from operations	$63,136	$6,575,997	$56,743	$197,096	$13,896	$9,730,728	$11,400

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$22,564,172	$—	$197,587,185	$246,003	$31,133,757	$2,352,471	$14,868,566
Receivables:
Investments in Fund shares sold	1,592	—	64,872	—	1,192	—	2,784
Investment Division units sold	—	—	3,234	—	—	—	8,250
Total assets	22,565,764	—	197,655,291	246,003	31,134,949	2,352,471	14,879,600

Liabilities
Payables:
Investments in Fund shares purchased	—	—	3,234	—	—	—	8,250
Investment Division units redeemed	886	—	57,400	—	196	—	2,336
Insurance fees due to Jackson
of New York	706	—	7,472	—	996	—	448
Total liabilities	1,592	—	68,106	—	1,192	—	11,034
Net assets	$22,564,172	$—	$197,587,185	$246,003	$31,133,757	$2,352,471	$14,868,566
Maximum Unit Value	19.726806	N/A	28.734010	25.449993	25.173957	24.612452	14.354398
Minimum Unit Value	15.359379	N/A	18.229091	22.114648	19.329174	21.753601	11.592807

Investments in Funds, shares outstanding	1,733,039	—	8,820,856	10,710	2,105,055	158,416	1,051,525
Investments in Funds, at cost	$21,379,305	$—	$129,493,553	$212,845	$28,510,120	$2,228,881	$11,969,381

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$508,089	$—	$—	$—	$595,995	$50,506	$—
Expenses
Asset-based charges	236,721	—	2,794,594	888	360,248	9,080	162,452
Total expenses	236,721	—	2,794,594	888	360,248	9,080	162,452
Net investment income (loss)	271,368	—	(2,794,594)	(888)	235,747	41,426	(162,452)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	723,598	—	—	—	2,124,923	157,344	—
Sales of investments in Funds	130,689	—	13,534,707	445	521,622	6,421	470,526
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,061,069	—	10,511,756	17,996	966,277	96,458	859,220
Net realized and unrealized gain (loss)	1,915,356	—	24,046,463	18,441	3,612,822	260,223	1,329,746

Net change in net assets
from operations	$2,186,724	$—	$21,251,869	$17,553	$3,848,569	$301,649	$1,167,294

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Assets
Investments in Funds, at fair value	$184,851	$48,949,469	$573,161	$65,465,194	$233,155	$29,841,681	$110,366
Receivables:
Investments in Fund shares sold	—	12,850	145	57,267	—	38,557	—
Investment Division units sold	—	719	14	1,718	—	32,453	—
Total assets	184,851	48,963,038	573,320	65,524,179	233,155	29,912,691	110,366

Liabilities
Payables:
Investments in Fund shares purchased	—	719	14	1,718	—	32,453	—
Investment Division units redeemed	—	10,994	138	54,898	—	37,436	—
Insurance fees due to Jackson
of New York	—	1,856	7	2,369	—	1,121	—
Total liabilities	—	13,569	159	58,985	—	71,010	—
Net assets	$184,851	$48,949,469	$573,161	$65,465,194	$233,155	$29,841,681	$110,366
Maximum Unit Value	14.179547	20.255462	20.455070	17.061336	16.002347	18.254947	18.055189
Minimum Unit Value	13.411719	13.490525	17.783825	12.080651	14.066111	15.747904	N/A

Investments in Funds, shares outstanding	12,775	4,540,767	53,070	4,740,420	16,512	2,192,629	8,021
Investments in Funds, at cost	$149,992	$40,346,229	$507,495	$55,054,364	$193,859	$28,466,998	$95,223

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Investment Income
Dividends	$—	$366,810	$5,940	$—	$—	$577,581	$2,404
Expenses
Asset-based charges	968	675,983	2,356	941,557	2,607	415,363	540
Total expenses	968	675,983	2,356	941,557	2,607	415,363	540
Net investment income (loss)	(968)	(309,173)	3,584	(941,557)	(2,607)	162,218	1,864

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	10,973	1,271,566	2,793	4,304,611	84,522	(296,151)	(1,526)
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,299	8,890,229	105,999	(1,640,281)	(60,867)	6,504,437	27,787
Net realized and unrealized gain (loss)	21,272	10,161,795	108,792	2,664,330	23,655	6,208,286	26,261

Net change in net assets
from operations	$20,304	$9,852,622	$112,376	$1,722,773	$21,048	$6,370,504	$28,125

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Assets
Investments in Funds, at fair value	$33,084,539	$1,135,237	$144,758,642	$1,574,325	$101,424,600	$1,349,983	$6,397,985
Receivables:
Investments in Fund shares sold	23,527	142	402,982	2,038	24,822	1,946	791
Investment Division units sold	167,272	—	44,848	9	36,053	9	—
Total assets	33,275,338	1,135,379	145,206,472	1,576,372	101,485,475	1,351,938	6,398,776

Liabilities
Payables:
Investments in Fund shares purchased	167,272	—	44,848	9	36,053	9	—
Investment Division units redeemed	22,318	127	397,368	2,017	20,880	1,929	593
Insurance fees due to Jackson
of New York	1,209	15	5,614	21	3,942	17	198
Total liabilities	190,799	142	447,830	2,047	60,875	1,955	791
Net assets	$33,084,539	$1,135,237	$144,758,642	$1,574,325	$101,424,600	$1,349,983	$6,397,985
Maximum Unit Value	21.868284	21.612629	120.217188	123.931617	43.911105	44.447163	18.829999
Minimum Unit Value	18.163364	21.146677	57.725974	98.804064	28.742030	38.297812	17.743339

Investments in Funds, shares outstanding	1,602,933	53,803	3,293,712	33,319	4,587,273	59,707	339,776
Investments in Funds, at cost	$28,000,030	$927,605	$121,258,638	$1,534,553	$82,289,664	$1,095,974	$5,941,531

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	449,286	5,913	2,090,679	7,761	1,413,811	5,898	74,649
Total expenses	449,286	5,913	2,090,679	7,761	1,413,811	5,898	74,649
Net investment income (loss)	(449,286)	(5,913)	(2,090,679)	(7,761)	(1,413,811)	(5,898)	(74,649)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	967,698	60,254	5,022,335	(19,021)	4,234,389	10,274	(1,077,328)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(356,587)	(33,290)	62,646	79,040	(1,857,870)	29,790	427,477
Net realized and unrealized gain (loss)	611,111	26,964	5,084,981	60,019	2,376,519	40,064	(649,851)

Net change in net assets
from operations	$161,825	$21,051	$2,994,302	$52,258	$962,708	$34,166	$(724,500)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$393,157	$30,883,149	$276,283	$3,104,123	$291,171	$253,073,982	$1,655,891
Receivables:
Investments in Fund shares sold	38	1,331	—	—	—	130,491	—
Investment Division units sold	43	29	—	85,575	—	2,922	—
Total assets	393,238	30,884,509	276,283	3,189,698	291,171	253,207,395	1,655,891

Liabilities
Payables:
Investments in Fund shares purchased	43	29	—	85,575	—	2,922	—
Investment Division units redeemed	32	938	—	—	—	121,081	—
Insurance fees due to Jackson
of New York	6	393	—	—	—	9,410	—
Total liabilities	81	1,360	—	85,575	—	133,413	—
Net assets	$393,157	$30,883,149	$276,283	$3,104,123	$291,171	$253,073,982	$1,655,891
Maximum Unit Value	18.764064	30.105716	10.648365	11.701758	12.100316	40.524468	41.475164
Minimum Unit Value	18.501651	28.767493	N/A	11.424001	12.078066	21.326677	36.429491

Investments in Funds, shares outstanding	20,660	996,552	23,574	255,694	23,711	12,028,231	74,422
Investments in Funds, at cost	$364,792	$21,973,764	$236,687	$2,768,751	$265,318	$181,089,630	$1,159,832

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,291	128,031	1,234	35,340	1,075	3,219,290	6,098
Total expenses	1,291	128,031	1,234	35,340	1,075	3,219,290	6,098
Net investment income (loss)	(1,291)	(128,031)	(1,234)	(35,340)	(1,075)	(3,219,290)	(6,098)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	278	2,496,633	8,503	46,113	1,040	12,336,269	55,559
Net change in unrealized appreciation
(depreciation) on investments in Funds	28,365	2,179,351	4,724	81,639	12,844	21,851,973	150,809
Net realized and unrealized gain (loss)	28,643	4,675,984	13,227	127,752	13,884	34,188,242	206,368

Net change in net assets
from operations	$27,352	$4,547,953	$11,993	$92,412	$12,809	$30,968,952	$200,270

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Assets
Investments in Funds, at fair value	$23,680,375	$1,514,363	$31,980,471	$524,727	$20,475,958	$701,104	$78,078,765
Receivables:
Investments in Fund shares sold	2,222	—	3,285	13	12,283	—	9,550
Investment Division units sold	1,663	—	24,500	—	46	—	1,144
Total assets	23,684,260	1,514,363	32,008,256	524,740	20,488,287	701,104	78,089,459

Liabilities
Payables:
Investments in Fund shares purchased	1,663	—	24,500	—	46	—	1,144
Investment Division units redeemed	1,377	—	2,122	4	11,494	—	6,812
Insurance fees due to Jackson
of New York	845	—	1,163	9	789	—	2,738
Total liabilities	3,885	—	27,785	13	12,329	—	10,694
Net assets	$23,680,375	$1,514,363	$31,980,471	$524,727	$20,475,958	$701,104	$78,078,765
Maximum Unit Value	9.930060	9.916117	17.379951	17.198843	11.861181	11.915451	36.579017
Minimum Unit Value	9.051381	9.663896	14.793793	16.720147	8.603849	10.824618	28.605176

Investments in Funds, shares outstanding	2,384,731	150,384	1,840,073	29,512	1,908,291	63,448	2,358,875
Investments in Funds, at cost	$22,201,947	$1,414,079	$24,019,523	$431,111	$20,400,552	$680,349	$53,559,543

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	284,952	8,767	386,958	2,923	282,968	2,802	943,189
Total expenses	284,952	8,767	386,958	2,923	282,968	2,802	943,189
Net investment income (loss)	(284,952)	(8,767)	(386,958)	(2,923)	(282,968)	(2,802)	(943,189)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	233,147	21,960	1,051,715	17,411	(111,487)	5,814	5,466,013
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,178,651	84,024	4,098,577	59,596	1,777,814	31,548	8,866,929
Net realized and unrealized gain (loss)	1,411,798	105,984	5,150,292	77,007	1,666,327	37,362	14,332,942

Net change in net assets
from operations	$1,126,846	$97,217	$4,763,334	$74,084	$1,383,359	$34,560	$13,389,753

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Assets
Investments in Funds, at fair value	$1,604,926	$38,863,329	$474,113	$259,832,752	$2,799,503	$576,380,978	$7,812,841
Receivables:
Investments in Fund shares sold	31	3,445	33	31,269	49	667,261	498
Investment Division units sold	12	7,998	—	178,813	—	150,614	—
Total assets	1,604,969	38,874,772	474,146	260,042,834	2,799,552	577,198,853	7,813,339

Liabilities
Payables:
Investments in Fund shares purchased	12	7,998	—	178,813	—	150,614	—
Investment Division units redeemed	5	1,922	24	21,570	5	646,183	391
Insurance fees due to Jackson
of New York	26	1,523	9	9,699	44	21,078	107
Total liabilities	43	11,443	33	210,082	49	817,875	498
Net assets	$1,604,926	$38,863,329	$474,113	$259,832,752	$2,799,503	$576,380,978	$7,812,841
Maximum Unit Value	35.917187	26.832622	26.921671	34.393768	33.394428	80.245405	79.000740
Minimum Unit Value	33.471245	19.453345	24.456741	25.114426	31.635370	58.283071	73.183711

Investments in Funds, shares outstanding	47,343	1,795,902	21,156	7,902,456	83,022	7,411,354	97,954
Investments in Funds, at cost	$1,211,494	$30,805,542	$398,788	$173,842,692	$2,118,754	$373,726,783	$5,331,722

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,774	546,273	2,699	3,333,769	14,752	6,763,392	34,386
Total expenses	8,774	546,273	2,699	3,333,769	14,752	6,763,392	34,386
Net investment income (loss)	(8,774)	(546,273)	(2,699)	(3,333,769)	(14,752)	(6,763,392)	(34,386)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	116,458	1,240,319	(178)	15,930,955	116,685	46,089,819	991,278
Net change in unrealized appreciation
(depreciation) on investments in Funds	155,761	3,837,575	47,560	25,071,021	310,033	46,934,489	369,919
Net realized and unrealized gain (loss)	272,219	5,077,894	47,382	41,001,976	426,718	93,024,308	1,361,197

Net change in net assets
from operations	$263,445	$4,531,621	$44,683	$37,668,207	$411,966	$86,260,916	$1,326,811

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$759,411,797	$8,995,674	$87,711,148	$1,700,549	$3,889,898	$—	$150,907,438
Receivables:
Investments in Fund shares sold	200,556	448	45,681	—	—	—	50,228
Investment Division units sold	994,070	—	6,477	—	—	—	—
Total assets	760,606,423	8,996,122	87,763,306	1,700,549	3,889,898	—	150,957,666

Liabilities
Payables:
Investments in Fund shares purchased	994,070	—	6,477	—	—	—	—
Investment Division units redeemed	171,936	328	42,307	—	—	—	44,507
Insurance fees due to Jackson
of New York	28,620	120	3,374	—	—	—	5,721
Total liabilities	1,194,626	448	52,158	—	—	—	50,228
Net assets	$759,411,797	$8,995,674	$87,711,148	$1,700,549	$3,889,898	$—	$150,907,438
Maximum Unit Value	62.559581	62.711408	23.051515	23.140409	11.109995	N/A	27.249836
Minimum Unit Value	43.631941	56.524837	16.335263	20.857891	10.893259	N/A	20.034047

Investments in Funds, shares outstanding	13,057,287	149,380	4,301,675	80,709	350,126	—	5,775,256
Investments in Funds, at cost	$439,341,721	$5,738,660	$64,850,095	$1,395,313	$3,728,155	$—	$98,294,276

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,860,263	42,335	1,175,664	7,553	16,376	—	2,055,455
Total expenses	9,860,263	42,335	1,175,664	7,553	16,376	—	2,055,455
Net investment income (loss)	(9,860,263)	(42,335)	(1,175,664)	(7,553)	(16,376)	—	(2,055,455)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	72,038,103	612,376	4,297,248	10,644	(170)	—	8,973,171
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,720,471	836,691	15,348,694	278,688	167,069	—	13,336,048
Net realized and unrealized gain (loss)	114,758,574	1,449,067	19,645,942	289,332	166,899	—	22,309,219

Net change in net assets
from operations	$104,898,311	$1,406,732	$18,470,278	$281,779	$150,523	$—	$20,253,764

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments in Funds, at fair value	$2,764,004	$96,331,172	$1,596,580	$308,445,881	$2,026,171	$40,105,560	$328,528
Receivables:
Investments in Fund shares sold	—	124,093	85	36,539	35	3,765	—
Investment Division units sold	—	12,825	—	43,335	—	4,682	—
Total assets	2,764,004	96,468,090	1,596,665	308,525,755	2,026,206	40,114,007	328,528

Liabilities
Payables:
Investments in Fund shares purchased	—	12,825	—	43,335	—	4,682	—
Investment Division units redeemed	—	120,341	64	24,034	8	2,186	—
Insurance fees due to Jackson
of New York	—	3,752	21	12,505	27	1,579	—
Total liabilities	—	136,918	85	79,874	35	8,447	—
Net assets	$2,764,004	$96,331,172	$1,596,580	$308,445,881	$2,026,171	$40,105,560	$328,528
Maximum Unit Value	26.648474	26.064960	26.166999	52.985966	53.135892	19.229983	19.104908
Minimum Unit Value	25.752704	18.903645	24.528904	36.955628	47.893614	16.552046	18.491366

Investments in Funds, shares outstanding	103,173	4,287,102	68,848	6,222,431	39,481	2,085,573	16,753
Investments in Funds, at cost	$2,263,578	$67,252,790	$1,214,942	$176,746,995	$1,482,940	$29,857,495	$277,750

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	12,259	1,214,542	6,798	4,428,450	9,658	581,949	1,499
Total expenses	12,259	1,214,542	6,798	4,428,450	9,658	581,949	1,499
Net investment income (loss)	(12,259)	(1,214,542)	(6,798)	(4,428,450)	(9,658)	(581,949)	(1,499)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	116,526	5,742,388	100,741	30,878,293	165,337	3,175,701	11,827
Net change in unrealized appreciation
(depreciation) on investments in Funds	280,399	15,141,984	260,319	15,160,892	158,465	1,796,472	18,784
Net realized and unrealized gain (loss)	396,925	20,884,372	361,060	46,039,185	323,802	4,972,173	30,611

Net change in net assets
from operations	$384,666	$19,669,830	$354,262	$41,610,735	$314,144	$4,390,224	$29,112

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Assets
Investments in Funds, at fair value	$141,738,815	$615,196	$55,062,079	$170,846	$346,401,963	$3,030,031	$106,685,173
Receivables:
Investments in Fund shares sold	16,016	—	25,989	—	97,498	474	474,670
Investment Division units sold	64,362	—	—	—	263,497	—	59,669
Total assets	141,819,193	615,196	55,088,068	170,846	346,762,958	3,030,505	107,219,512

Liabilities
Payables:
Investments in Fund shares purchased	64,362	—	—	—	263,497	—	59,669
Investment Division units redeemed	10,638	—	23,953	—	84,104	433	470,592
Insurance fees due to Jackson
of New York	5,378	—	2,036	—	13,394	41	4,078
Total liabilities	80,378	—	25,989	—	360,995	474	534,339
Net assets	$141,738,815	$615,196	$55,062,079	$170,846	$346,401,963	$3,030,031	$106,685,173
Maximum Unit Value	24.970562	25.773258	18.373543	17.832878	237.397345	247.576859	47.283243
Minimum Unit Value	18.139049	23.501757	11.886272	17.005335	54.678461	195.005942	21.925499

Investments in Funds, shares outstanding	6,645,045	28,002	3,424,259	10,317	3,391,775	27,834	4,478,807
Investments in Funds, at cost	$91,415,455	$488,362	$39,572,030	$131,948	$200,080,966	$2,042,235	$88,039,994

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$1,630,065
Expenses
Asset-based charges	1,933,684	3,831	744,554	1,137	4,988,204	16,374	1,237,811
Total expenses	1,933,684	3,831	744,554	1,137	4,988,204	16,374	1,237,811
Net investment income (loss)	(1,933,684)	(3,831)	(744,554)	(1,137)	(4,988,204)	(16,374)	392,254

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	6,814,873
Sales of investments in Funds	10,497,303	27,159	3,766,599	22,758	48,470,197	387,700	7,189,335
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,281,971	74,347	10,378,453	39,847	(10,714,312)	(43,408)	15,248,155
Net realized and unrealized gain (loss)	23,779,274	101,506	14,145,052	62,605	37,755,885	344,292	29,252,363

Net change in net assets
from operations	$21,845,590	$97,675	$13,400,498	$61,468	$32,767,681	$327,918	$29,644,617

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Assets
Investments in Funds, at fair value	$1,966,175	$77,322,617	$1,538,557	$6,797,848	$213,022	$39,311,925	$1,189,381
Receivables:
Investments in Fund shares sold	104	48,775	—	1,148	—	31,420	—
Investment Division units sold	5,000	—	—	18,177	—	160,000	—
Total assets	1,971,279	77,371,392	1,538,557	6,817,173	213,022	39,503,345	1,189,381

Liabilities
Payables:
Investments in Fund shares purchased	5,000	—	—	18,177	—	160,000	—
Investment Division units redeemed	76	45,964	—	897	—	30,040	—
Insurance fees due to Jackson
of New York	28	2,811	—	251	—	1,380	—
Total liabilities	5,104	48,775	—	19,325	—	191,420	—
Net assets	$1,966,175	$77,322,617	$1,538,557	$6,797,848	$213,022	$39,311,925	$1,189,381
Maximum Unit Value	44.572266	30.597000	30.330386	14.208528	14.093210	18.420034	18.353654
Minimum Unit Value	38.600993	25.827865	29.101713	12.212938	13.835669	16.166968	17.764494

Investments in Funds, shares outstanding	79,377	2,526,883	49,077	723,175	22,447	2,582,912	77,484
Investments in Funds, at cost	$1,693,872	$53,777,647	$1,019,669	$7,613,437	$240,301	$32,854,006	$957,761

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Investment Income
Dividends	$33,735	$—	$—	$257,096	$8,783	$482,871	$18,298
Expenses
Asset-based charges	7,149	1,043,041	8,224	101,297	870	402,141	4,443
Total expenses	7,149	1,043,041	8,224	101,297	870	402,141	4,443
Net investment income (loss)	26,586	(1,043,041)	(8,224)	155,799	7,913	80,730	13,855

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	127,909	—	—	—	—	—	—
Sales of investments in Funds	62,071	7,609,652	101,758	(235,077)	(624)	2,063,282	45,889
Net change in unrealized appreciation
(depreciation) on investments in Funds	266,423	(903,996)	41,849	209,518	(2,588)	6,233,033	239,036
Net realized and unrealized gain (loss)	456,403	6,705,656	143,607	(25,559)	(3,212)	8,296,315	284,925

Net change in net assets
from operations	$482,989	$5,662,615	$135,383	$130,240	$4,701	$8,377,045	$298,780

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$72,710,264	$1,147,440	$38,357,559	$1,209,493	$121,601,361	$2,770,119	$9,581,382
Receivables:
Investments in Fund shares sold	10,003	—	72,434	61	20,734	—	1,142
Investment Division units sold	1,436	—	5,830	—	43,865	—	52
Total assets	72,721,703	1,147,440	38,435,823	1,209,554	121,665,960	2,770,119	9,582,576

Liabilities
Payables:
Investments in Fund shares purchased	1,436	—	5,830	—	43,865	—	52
Investment Division units redeemed	7,243	—	71,035	44	16,099	—	810
Insurance fees due to Jackson
of New York	2,760	—	1,399	17	4,635	—	332
Total liabilities	11,439	—	78,264	61	64,599	—	1,194
Net assets	$72,710,264	$1,147,440	$38,357,559	$1,209,493	$121,601,361	$2,770,119	$9,581,382
Maximum Unit Value	116.116539	120.226959	35.018864	34.453556	31.177120	32.029218	13.636145
Minimum Unit Value	46.949479	103.140739	25.956381	18.232185	16.435285	27.738899	11.341496

Investments in Funds, shares outstanding	2,167,221	31,445	2,732,020	84,285	8,754,598	181,172	723,123
Investments in Funds, at cost	$39,302,207	$794,897	$31,020,911	$887,096	$113,070,924	$2,642,676	$8,288,246

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	989,830	4,827	495,581	7,870	1,768,877	11,689	123,813
Total expenses	989,830	4,827	495,581	7,870	1,768,877	11,689	123,813
Net investment income (loss)	(989,830)	(4,827)	(495,581)	(7,870)	(1,768,877)	(11,689)	(123,813)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	9,239,659	31,022	1,602,816	381,522	1,436,704	50,437	282,274
Net change in unrealized appreciation
(depreciation) on investments in Funds	871,503	123,838	941,769	(316,668)	7,341,625	125,582	517,518
Net realized and unrealized gain (loss)	10,111,162	154,860	2,544,585	64,854	8,778,329	176,019	799,792

Net change in net assets
from operations	$9,121,332	$150,033	$2,049,004	$56,984	$7,009,452	$164,330	$675,979

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Assets
Investments in Funds, at fair value	$120,107	$116,943,178	$1,193,567	$68,382,264	$1,275,844	$121,842,077	$2,012,758
Receivables:
Investments in Fund shares sold	—	9,404	56	7,230	—	43,131	—
Investment Division units sold	—	3,575	—	78,100	—	227,049	—
Total assets	120,107	116,956,157	1,193,623	68,467,594	1,275,844	122,112,257	2,012,758

Liabilities
Payables:
Investments in Fund shares purchased	—	3,575	—	78,100	—	227,049	—
Investment Division units redeemed	—	5,051	41	4,892	—	38,874	—
Insurance fees due to Jackson
of New York	—	4,353	15	2,338	—	4,257	—
Total liabilities	—	12,979	56	85,330	—	270,180	—
Net assets	$120,107	$116,943,178	$1,193,567	$68,382,264	$1,275,844	$121,842,077	$2,012,758
Maximum Unit Value	13.550742	34.667919	34.207624	12.749279	12.448176	19.017576	19.365143
Minimum Unit Value	13.305538	27.381811	32.267752	9.970774	11.771033	9.547488	15.485832

Investments in Funds, shares outstanding	9,031	4,117,718	41,073	5,884,876	107,575	121,842,077	2,012,758
Investments in Funds, at cost	$114,206	$81,980,952	$897,205	$64,285,482	$1,186,890	$121,840,182	$2,012,885

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$4,698,293	$143,442
Expenses
Asset-based charges	336	1,662,747	5,408	854,292	8,896	1,607,149	20,625
Total expenses	336	1,662,747	5,408	854,292	8,896	1,607,149	20,625
Net investment income (loss)	(336)	(1,662,747)	(5,408)	(854,292)	(8,896)	3,091,144	122,817

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,715	10,018,574	35,261	499,832	50,124	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,742	378,782	67,194	4,454,189	85,576	—	—
Net realized and unrealized gain (loss)	6,457	10,397,356	102,455	4,954,021	135,700	—	—

Net change in net assets
from operations	$6,121	$8,734,609	$97,047	$4,099,729	$126,804	$3,091,144	$122,817

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Assets
Investments in Funds, at fair value	$49,139,134	$1,321,476	$52,146,622	$102,603	$116,562,799	$642,998	$409,420,764
Receivables:
Investments in Fund shares sold	96,766	—	132,834	—	124,145	—	185,690
Investment Division units sold	70	—	—	—	2,532	—	63,123
Total assets	49,235,970	1,321,476	52,279,456	102,603	116,689,476	642,998	409,669,577

Liabilities
Payables:
Investments in Fund shares purchased	70	—	—	—	2,532	—	63,123
Investment Division units redeemed	94,866	—	130,829	—	119,677	—	170,276
Insurance fees due to Jackson
of New York	1,900	—	2,005	—	4,468	—	15,414
Total liabilities	96,836	—	132,834	—	126,677	—	248,813
Net assets	$49,139,134	$1,321,476	$52,146,622	$102,603	$116,562,799	$642,998	$409,420,764
Maximum Unit Value	42.082513	43.446578	26.000976	25.963092	29.304742	29.604954	63.000519
Minimum Unit Value	17.846457	36.947456	19.630328	24.593134	18.276036	27.039705	40.820562

Investments in Funds, shares outstanding	3,762,568	97,598	2,440,179	4,679	6,436,378	36,389	8,526,047
Investments in Funds, at cost	$45,767,160	$1,213,983	$39,335,782	$80,763	$84,954,835	$484,702	$204,195,072

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	711,183	7,688	767,447	526	1,638,830	3,641	5,587,521
Total expenses	711,183	7,688	767,447	526	1,638,830	3,641	5,587,521
Net investment income (loss)	(711,183)	(7,688)	(767,447)	(526)	(1,638,830)	(3,641)	(5,587,521)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	607,190	99,736	3,305,394	12,691	7,374,900	3,490	47,825,822
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,013,886	14,642	5,566,083	7,607	5,854,553	66,746	14,776,580
Net realized and unrealized gain (loss)	3,621,076	114,378	8,871,477	20,298	13,229,453	70,236	62,602,402

Net change in net assets
from operations	$2,909,893	$106,690	$8,104,030	$19,772	$11,590,623	$66,595	$57,014,881

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$2,042,489	$40,598,353	$491,409	$35,013,440	$255,965	$100,666,919	$317,524
Receivables:
Investments in Fund shares sold	195	170,701	9	2,436	—	22,398	—
Investment Division units sold	—	16,205	—	180	—	—	2,000
Total assets	2,042,684	40,785,259	491,418	35,016,056	255,965	100,689,317	319,524

Liabilities
Payables:
Investments in Fund shares purchased	—	16,205	—	180	—	—	2,000
Investment Division units redeemed	168	169,188	3	1,155	—	18,350	—
Insurance fees due to Jackson
of New York	27	1,513	6	1,281	—	4,048	—
Total liabilities	195	186,906	9	2,616	—	22,398	2,000
Net assets	$2,042,489	$40,598,353	$491,409	$35,013,440	$255,965	$100,666,919	$317,524
Maximum Unit Value	60.080424	16.419395	16.288710	19.564228	19.412738	66.404722	67.798777
Minimum Unit Value	47.432710	13.576534	15.955945	16.514572	19.333161	36.283645	59.938840

Investments in Funds, shares outstanding	41,489	2,483,080	29,320	1,844,754	13,160	2,973,912	9,036
Investments in Funds, at cost	$1,513,358	$34,869,499	$414,033	$26,557,656	$217,706	$58,936,983	$252,378

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,530	524,771	2,256	446,751	995	1,489,761	2,300
Total expenses	9,530	524,771	2,256	446,751	995	1,489,761	2,300
Net investment income (loss)	(9,530)	(524,771)	(2,256)	(446,751)	(995)	(1,489,761)	(2,300)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	193,540	1,255,372	10,893	1,846,254	1,595	10,410,948	72,793
Net change in unrealized appreciation
(depreciation) on investments in Funds	121,150	2,583,055	41,253	2,915,675	34,091	3,972,839	(15,874)
Net realized and unrealized gain (loss)	314,690	3,838,427	52,146	4,761,929	35,686	14,383,787	56,919

Net change in net assets
from operations	$305,160	$3,313,656	$49,890	$4,315,178	$34,691	$12,894,026	$54,619

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Assets
Investments in Funds, at fair value	$138,081,723	$2,027,132	$47,756,287	$143,068	$94,595,612	$1,017,768	$175,147,812
Receivables:
Investments in Fund shares sold	60,377	127	3,902	—	147,166	—	16,153
Investment Division units sold	69,827	—	7,109	—	153,519	—	110,681
Total assets	138,211,927	2,027,259	47,767,298	143,068	94,896,297	1,017,768	175,274,646

Liabilities
Payables:
Investments in Fund shares purchased	69,827	—	7,109	—	153,519	—	110,681
Investment Division units redeemed	55,083	101	2,012	—	143,848	—	9,078
Insurance fees due to Jackson
of New York	5,294	26	1,890	—	3,318	—	7,075
Total liabilities	130,204	127	11,011	—	300,685	—	126,834
Net assets	$138,081,723	$2,027,132	$47,756,287	$143,068	$94,595,612	$1,017,768	$175,147,812
Maximum Unit Value	72.283351	73.694987	18.075307	17.854719	18.580303	18.426585	70.278764
Minimum Unit Value	42.985205	65.361231	13.815841	17.257548	16.029439	17.758080	35.147210

Investments in Funds, shares outstanding	3,412,796	47,110	2,789,503	8,171	5,269,951	55,738	3,848,557
Investments in Funds, at cost	$108,627,880	$1,655,604	$32,724,333	$99,869	$74,010,414	$801,194	$97,444,398

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,923,787	9,138	689,634	662	1,194,999	4,987	2,532,308
Total expenses	1,923,787	9,138	689,634	662	1,194,999	4,987	2,532,308
Net investment income (loss)	(1,923,787)	(9,138)	(689,634)	(662)	(1,194,999)	(4,987)	(2,532,308)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	6,473,860	40,685	2,397,882	6,544	5,375,889	28,079	12,869,578
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,509,586	91,180	4,191,578	13,541	1,250,957	33,464	10,409,622
Net realized and unrealized gain (loss)	7,983,446	131,865	6,589,460	20,085	6,626,846	61,543	23,279,200

Net change in net assets
from operations	$6,059,659	$122,727	$5,899,826	$19,423	$5,431,847	$56,556	$20,746,892

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Assets
Investments in Funds, at fair value	$1,475,940	$51,951,981	$—	$312,129,761	$244,300	$137,306,910	$—
Receivables:
Investments in Fund shares sold	—	44,932	—	102,931	—	12,353	—
Investment Division units sold	—	12,954	—	4,311	—	13,041	—
Total assets	1,475,940	52,009,867	—	312,237,003	244,300	137,332,304	—

Liabilities
Payables:
Investments in Fund shares purchased	—	12,954	—	4,311	—	13,041	—
Investment Division units redeemed	—	42,819	—	90,267	—	6,779	—
Insurance fees due to Jackson
of New York	—	2,113	—	12,664	—	5,574	—
Total liabilities	—	57,886	—	107,242	—	25,394	—
Net assets	$1,475,940	$51,951,981	$—	$312,129,761	$244,300	$137,306,910	$—
Maximum Unit Value	61.800532	18.952860	N/A	64.837534	35.890547	24.383911	N/A
Minimum Unit Value	44.956425	13.930144	N/A	32.863527	N/A	19.510235	N/A

Investments in Funds, shares outstanding	31,632	2,982,318	—	8,589,151	6,558	6,016,955	—
Investments in Funds, at cost	$1,063,242	$39,873,052	$—	$165,429,983	$179,137	$87,783,395	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,547	800,173	—	4,709,030	2,530	2,117,032	260
Total expenses	7,547	800,173	—	4,709,030	2,530	2,117,032	260
Net investment income (loss)	(7,547)	(800,173)	—	(4,709,030)	(2,530)	(2,117,032)	(260)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	21,012	2,152,911	—	35,277,432	165,419	9,992,480	7,716
Net change in unrealized appreciation
(depreciation) on investments in Funds	168,212	2,619,756	—	6,079,033	(99,669)	4,701,733	(1,312)
Net realized and unrealized gain (loss)	189,224	4,772,667	—	41,356,465	65,750	14,694,213	6,404

Net change in net assets
from operations	$181,677	$3,972,494	$—	$36,647,435	$63,220	$12,577,181	$6,144

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Assets
Investments in Funds, at fair value	$282,056,674	$—	$218,904,361	$3,625,032	$3,644,804	$36,419	$63,797,666
Receivables:
Investments in Fund shares sold	1,092,555	—	246,719	196	181	—	35,192
Investment Division units sold	162	—	122,711	—	14,435	—	189,212
Total assets	283,149,391	—	219,273,791	3,625,228	3,659,420	36,419	64,022,070

Liabilities
Payables:
Investments in Fund shares purchased	162	—	122,711	—	14,435	—	189,212
Investment Division units redeemed	1,081,059	—	238,614	148	49	—	32,828
Insurance fees due to Jackson
of New York	11,496	—	8,105	48	132	—	2,364
Total liabilities	1,092,717	—	369,430	196	14,616	—	224,404
Net assets	$282,056,674	$—	$218,904,361	$3,625,032	$3,644,804	$36,419	$63,797,666
Maximum Unit Value	39.927114	N/A	172.541662	176.686876	11.096765	11.189713	31.930016
Minimum Unit Value	25.980915	N/A	55.250469	150.263966	10.991311	N/A	15.782561

Investments in Funds, shares outstanding	9,567,730	—	2,907,096	45,776	325,139	3,237	4,543,993
Investments in Funds, at cost	$157,497,733	$—	$159,994,644	$2,958,322	$3,323,670	$33,821	$61,204,557

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,275,902	—	3,069,736	17,519	42,631	70	890,044
Total expenses	4,275,902	—	3,069,736	17,519	42,631	70	890,044
Net investment income (loss)	(4,275,902)	—	(3,069,736)	(17,519)	(42,631)	(70)	(890,044)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	22,534,802	—	18,896,508	181,200	127,181	13	311,075
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,698,969	—	(2,741,076)	109,112	309,828	2,598	3,907,654
Net realized and unrealized gain (loss)	33,233,771	—	16,155,432	290,312	437,009	2,611	4,218,729

Net change in net assets
from operations	$28,957,869	$—	$13,085,696	$272,793	$394,378	$2,541	$3,328,685

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$516,676	$86,330,905	$911,091	$9,240,245	$84,454	$39,382,368	$346,940
Receivables:
Investments in Fund shares sold	—	15,920	—	393	—	82,277	36
Investment Division units sold	—	—	—	7,123	—	66,821	—
Total assets	516,676	86,346,825	911,091	9,247,761	84,454	39,531,466	346,976

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	7,123	—	66,821	—
Investment Division units redeemed	—	12,637	—	86	—	80,717	31
Insurance fees due to Jackson
of New York	—	3,283	—	307	—	1,560	5
Total liabilities	—	15,920	—	7,516	—	149,098	36
Net assets	$516,676	$86,330,905	$911,091	$9,240,245	$84,454	$39,382,368	$346,940
Maximum Unit Value	32.931077	30.854263	31.143457	20.708478	19.665398	23.816648	23.645839
Minimum Unit Value	28.005628	20.524904	27.251174	16.069999	18.731416	20.320744	23.213357

Investments in Funds, shares outstanding	34,262	4,105,131	41,986	626,033	5,691	1,908,985	16,497
Investments in Funds, at cost	$493,661	$58,806,391	$641,493	$9,471,710	$85,487	$30,972,482	$327,425

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$90,491	$1,049	$—	$—
Expenses
Asset-based charges	4,319	1,178,260	6,590	113,351	561	520,556	1,375
Total expenses	4,319	1,178,260	6,590	113,351	561	520,556	1,375
Net investment income (loss)	(4,319)	(1,178,260)	(6,590)	(22,860)	488	(520,556)	(1,375)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	1,030,499	9,155	2,393,563	20,603
Sales of investments in Funds	(6,366)	6,350,927	93,300	156,573	2,551	3,361,140	9,518
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,582	4,681,114	48,828	(314,884)	(883)	(338,225)	3,470
Net realized and unrealized gain (loss)	57,216	11,032,041	142,128	872,188	10,823	5,416,478	33,591

Net change in net assets
from operations	$52,897	$9,853,781	$135,538	$849,328	$11,311	$4,895,922	$32,216

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Assets
Investments in Funds, at fair value	$26,999,424	$985,047	$79,283,346	$751,588	$80,753,565	$600,707	$106,159,860
Receivables:
Investments in Fund shares sold	1,258	—	4,436	—	25,492	—	77,713
Investment Division units sold	38,009	—	477	—	165,000	2,000	233,177
Total assets	27,038,691	985,047	79,288,259	751,588	80,944,057	602,707	106,470,750

Liabilities
Payables:
Investments in Fund shares purchased	38,009	—	477	—	165,000	2,000	233,177
Investment Division units redeemed	311	—	1,544	—	22,550	—	73,733
Insurance fees due to Jackson
of New York	947	—	2,892	—	2,942	—	3,980
Total liabilities	39,267	—	4,913	—	190,492	2,000	310,890
Net assets	$26,999,424	$985,047	$79,283,346	$751,588	$80,753,565	$600,707	$106,159,860
Maximum Unit Value	11.682221	11.651549	19.794729	20.181002	68.814312	37.798532	100.125883
Minimum Unit Value	10.164416	11.454950	11.143333	17.923705	19.963858	33.020413	56.619798

Investments in Funds, shares outstanding	2,681,174	97,049	6,440,564	57,726	2,325,852	18,148	1,991,369
Investments in Funds, at cost	$27,403,036	$997,026	$77,169,209	$728,134	$55,320,483	$477,906	$68,543,050

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Investment Income
Dividends	$1,237,341	$46,922	$—	$—	$—	$—	$—
Expenses
Asset-based charges	343,773	4,932	1,069,067	3,743	858,108	2,709	1,489,582
Total expenses	343,773	4,932	1,069,067	3,743	858,108	2,709	1,489,582
Net investment income (loss)	893,568	41,990	(1,069,067)	(3,743)	(858,108)	(2,709)	(1,489,582)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	36,020	10,918	(74,794)	(20,622)	9,056,007	83,159	12,116,610
Net change in unrealized appreciation
(depreciation) on investments in Funds	238,294	(409)	5,266,313	70,020	9,355,830	53,178	(7,050,975)
Net realized and unrealized gain (loss)	274,314	10,509	5,191,519	49,398	18,411,837	136,337	5,065,635

Net change in net assets
from operations	$1,167,882	$52,499	$4,122,452	$45,655	$17,553,729	$133,628	$3,576,053

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Assets
Investments in Funds, at fair value	$636,960	$23,762,308	$172,403	$87,078,421	$1,474,904	$70,061,897	$928,684
Receivables:
Investments in Fund shares sold	—	2,403	—	5,797	—	4,851	17
Investment Division units sold	—	657	—	208,005	—	105,993	—
Total assets	636,960	23,765,368	172,403	87,292,223	1,474,904	70,172,741	928,701

Liabilities
Payables:
Investments in Fund shares purchased	—	657	—	208,005	—	105,993	—
Investment Division units redeemed	—	1,493	—	2,630	—	2,255	4
Insurance fees due to Jackson
of New York	—	910	—	3,167	—	2,596	13
Total liabilities	—	3,060	—	213,802	—	110,844	17
Net assets	$636,960	$23,762,308	$172,403	$87,078,421	$1,474,904	$70,061,897	$928,684
Maximum Unit Value	102.948875	17.539669	17.381243	60.269990	59.785372	17.278523	17.323317
Minimum Unit Value	84.183870	14.383664	17.095875	33.190340	54.270336	12.423326	15.801944

Investments in Funds, shares outstanding	11,434	1,354,750	9,557	1,444,805	23,770	4,621,497	59,799
Investments in Funds, at cost	$542,924	$21,863,834	$154,389	$61,569,567	$1,111,178	$52,630,008	$747,586

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,748	340,903	847	1,108,820	5,574	887,008	3,668
Total expenses	2,748	340,903	847	1,108,820	5,574	887,008	3,668
Net investment income (loss)	(2,748)	(340,903)	(847)	(1,108,820)	(5,574)	(887,008)	(3,668)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	12,460	1,447,560	2,036	6,489,383	11,721	2,692,831	32,355
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,541	(1,293,638)	(823)	4,750,877	174,459	14,860,635	170,434
Net realized and unrealized gain (loss)	34,001	153,922	1,213	11,240,260	186,180	17,553,466	202,789

Net change in net assets
from operations	$31,253	$(186,981)	$366	$10,131,440	$180,606	$16,666,458	$199,121

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Assets
Investments in Funds, at fair value	$120,802,426	$1,301,745	$128,815,792	$1,124,174	$271,568,238	$1,195,062	$23,127,276
Receivables:
Investments in Fund shares sold	143,426	—	28,961	—	505,401	2,019	2,971
Investment Division units sold	179,895	—	2,500	2,000	87,252	—	1,000
Total assets	121,125,747	1,301,745	128,847,253	1,126,174	272,160,891	1,197,081	23,131,247

Liabilities
Payables:
Investments in Fund shares purchased	179,895	—	2,500	2,000	87,252	—	1,000
Investment Division units redeemed	138,807	—	24,072	—	494,998	2,000	2,120
Insurance fees due to Jackson
of New York	4,619	—	4,889	—	10,403	19	851
Total liabilities	323,321	—	31,461	2,000	592,653	2,019	3,971
Net assets	$120,802,426	$1,301,745	$128,815,792	$1,124,174	$271,568,238	$1,195,062	$23,127,276
Maximum Unit Value	68.648977	70.642776	47.623856	49.005985	81.193685	83.446197	24.419743
Minimum Unit Value	35.860017	57.758140	26.932627	40.066397	45.935988	68.225805	20.698513

Investments in Funds, shares outstanding	2,985,725	30,854	4,452,672	37,800	5,398,971	23,057	947,063
Investments in Funds, at cost	$94,784,882	$1,130,492	$90,037,375	$935,946	$195,522,144	$1,002,027	$19,036,090

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,801,114	13,064	1,840,213	4,950	3,680,810	5,528	270,540
Total expenses	1,801,114	13,064	1,840,213	4,950	3,680,810	5,528	270,540
Net investment income (loss)	(1,801,114)	(13,064)	(1,840,213)	(4,950)	(3,680,810)	(5,528)	(270,540)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	11,327,496	311,124	21,022,379	89,205	19,359,436	28,675	1,898,176
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,867,799)	(133,884)	(1,805,782)	40,539	16,494,888	131,158	1,319,603
Net realized and unrealized gain (loss)	8,459,697	177,240	19,216,597	129,744	35,854,324	159,833	3,217,779

Net change in net assets
from operations	$6,658,583	$164,176	$17,376,384	$124,794	$32,173,514	$154,305	$2,947,239

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Assets
Investments in Funds, at fair value	$432,228	$685,456,517	$3,889,595	$243,701,961	$4,857,416	$10,838,691	$56,234
Receivables:
Investments in Fund shares sold	8	499,902	154	40,773	336	2,003	—
Investment Division units sold	—	442,212	2,000	10,000	43	—	2,000
Total assets	432,236	686,398,631	3,891,749	243,752,734	4,857,795	10,840,694	58,234

Liabilities
Payables:
Investments in Fund shares purchased	—	442,212	2,000	10,000	43	—	2,000
Investment Division units redeemed	2	473,286	103	31,623	271	1,606	—
Insurance fees due to Jackson
of New York	6	26,616	51	9,150	65	397	—
Total liabilities	8	942,114	2,154	50,773	379	2,003	2,000
Net assets	$432,228	$685,456,517	$3,889,595	$243,701,961	$4,857,416	$10,838,691	$56,234
Maximum Unit Value	24.302826	135.556287	115.448161	43.653146	44.526989	18.310324	18.142870
Minimum Unit Value	23.805575	58.629864	94.388615	24.264771	37.244821	15.521164	17.844767

Investments in Funds, shares outstanding	17,207	9,115,113	49,423	11,699,566	219,395	591,955	2,986
Investments in Funds, at cost	$327,254	$354,518,973	$2,704,118	$183,504,517	$3,830,571	$9,318,827	$45,044

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,018	9,147,178	16,613	2,950,619	20,153	143,224	572
Total expenses	2,018	9,147,178	16,613	2,950,619	20,153	143,224	572
Net investment income (loss)	(2,018)	(9,147,178)	(16,613)	(2,950,619)	(20,153)	(143,224)	(572)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	18,448	107,082,112	429,908	10,881,980	256,657	398,330	19,177
Net change in unrealized appreciation
(depreciation) on investments in Funds	48,012	16,354,087	252,715	46,274,818	831,664	1,053,071	(4,956)
Net realized and unrealized gain (loss)	66,460	123,436,199	682,623	57,156,798	1,088,321	1,451,401	14,221

Net change in net assets
from operations	$64,442	$114,289,021	$666,010	$54,206,179	$1,068,168	$1,308,177	$13,649

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Assets
Investments in Funds, at fair value	$683,940,981	$7,250,975	$17,656,870	$379,895	$258,803,301	$2,919,628	$1,533,663,601
Receivables:
Investments in Fund shares sold	305,736	176	171,801	—	87,850	—	965,458
Investment Division units sold	599,972	—	465	—	45,702	29	402,015
Total assets	684,846,689	7,251,151	17,829,136	379,895	258,936,853	2,919,657	1,535,031,074

Liabilities
Payables:
Investments in Fund shares purchased	599,972	—	465	—	45,702	29	402,015
Investment Division units redeemed	280,243	75	171,129	—	78,170	—	908,948
Insurance fees due to Jackson
of New York	25,493	101	672	—	9,680	—	56,510
Total liabilities	905,708	176	172,266	—	133,552	29	1,367,473
Net assets	$683,940,981	$7,250,975	$17,656,870	$379,895	$258,803,301	$2,919,628	$1,533,663,601
Maximum Unit Value	146.388952	141.779125	14.409938	14.289955	81.668260	83.030214	82.548979
Minimum Unit Value	87.484961	116.046130	11.912059	13.997380	45.391557	69.452204	45.894599

Investments in Funds, shares outstanding	7,503,467	118,190	1,225,321	25,721	6,766,099	73,210	28,145,781
Investments in Funds, at cost	$408,554,149	$5,199,879	$16,470,329	$348,281	$173,713,794	$2,209,491	$928,884,275

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,605,209	31,492	236,930	1,835	3,559,587	15,318	19,261,024
Total expenses	8,605,209	31,492	236,930	1,835	3,559,587	15,318	19,261,024
Net investment income (loss)	(8,605,209)	(31,492)	(236,930)	(1,835)	(3,559,587)	(15,318)	(19,261,024)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	73,805,308	671,319	489,570	2,718	21,056,668	226,521	136,274,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	44,315,956	549,168	77,579	10,659	(3,971,053)	(15,807)	95,650,032
Net realized and unrealized gain (loss)	118,121,264	1,220,487	567,149	13,377	17,085,615	210,714	231,924,674

Net change in net assets
from operations	$109,516,055	$1,188,995	$330,219	$11,542	$13,526,028	$195,396	$212,663,650

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Assets
Investments in Funds, at fair value	$186,550,828	$2,353,287	$440,112,904	$2,589,947	$44,435,600	$484,453	$47,875,818
Receivables:
Investments in Fund shares sold	40,879	137	178,586	—	3,209	—	8,817
Investment Division units sold	24,666	—	119,841	—	71,587	—	9,997
Total assets	186,616,373	2,353,424	440,411,331	2,589,947	44,510,396	484,453	47,894,632

Liabilities
Payables:
Investments in Fund shares purchased	24,666	—	119,841	—	71,587	—	9,997
Investment Division units redeemed	33,797	105	161,351	—	1,584	—	7,188
Insurance fees due to Jackson
of New York	7,082	32	17,235	—	1,625	—	1,629
Total liabilities	65,545	137	298,427	—	74,796	—	18,814
Net assets	$186,550,828	$2,353,287	$440,112,904	$2,589,947	$44,435,600	$484,453	$47,875,818
Maximum Unit Value	64.168467	65.251782	28.670000	28.519887	30.881873	29.453023	66.858778
Minimum Unit Value	35.680246	54.582494	23.753233	27.936874	23.965672	27.015444	39.343163

Investments in Funds, shares outstanding	6,224,586	75,329	15,350,991	88,034	1,716,323	18,219	898,739
Investments in Funds, at cost	$141,181,857	$1,882,029	$278,434,631	$1,828,657	$36,742,235	$411,177	$36,247,547

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,556,574	11,907	6,264,233	10,946	532,094	2,277	469,544
Total expenses	2,556,574	11,907	6,264,233	10,946	532,094	2,277	469,544
Net investment income (loss)	(2,556,574)	(11,907)	(6,264,233)	(10,946)	(532,094)	(2,277)	(469,544)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	10,645,302	138,524	38,398,805	134,837	3,432,626	56,650	2,003,841
Net change in unrealized appreciation
(depreciation) on investments in Funds	(901,716)	(41,471)	29,213,468	240,937	2,836,754	21,272	6,897,311
Net realized and unrealized gain (loss)	9,743,586	97,053	67,612,273	375,774	6,269,380	77,922	8,901,152

Net change in net assets
from operations	$7,187,012	$85,146	$61,348,040	$364,828	$5,737,286	$75,645	$8,431,608

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Assets
Investments in Funds, at fair value	$1,165,936	$142,495,104	$1,354,290	$1,859,515	$731,199	$66,086	$35,777,264
Receivables:
Investments in Fund shares sold	91	224,490	9,848	—	—	—	1,826
Investment Division units sold	14	62,901	—	6,201	—	14	816
Total assets	1,166,041	142,782,495	1,364,138	1,865,716	731,199	66,100	35,779,906

Liabilities
Payables:
Investments in Fund shares purchased	14	62,901	—	6,201	—	14	816
Investment Division units redeemed	76	218,918	9,829	—	—	—	547
Insurance fees due to Jackson
of New York	15	5,572	19	—	—	—	1,279
Total liabilities	105	287,391	9,848	6,201	—	14	2,642
Net assets	$1,165,936	$142,495,104	$1,354,290	$1,859,515	$731,199	$66,086	$35,777,264
Maximum Unit Value	66.378923	53.496916	53.829680	13.960026	11.429997	11.403817	30.613691
Minimum Unit Value	55.648137	32.224404	49.169985	13.166369	11.118831	11.318203	25.619392

Investments in Funds, shares outstanding	21,468	6,462,363	59,739	133,203	63,972	5,752	1,197,766
Investments in Funds, at cost	$871,709	$97,725,517	$1,096,609	$1,507,589	$713,948	$57,993	$26,952,731

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,412	2,077,828	6,549	14,060	3,478	197	459,781
Total expenses	4,412	2,077,828	6,549	14,060	3,478	197	459,781
Net investment income (loss)	(4,412)	(2,077,828)	(6,549)	(14,060)	(3,478)	(197)	(459,781)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	44,566	11,036,251	94,183	43,558	2,035	37	3,526,274
Net change in unrealized appreciation
(depreciation) on investments in Funds	165,616	(2,682,025)	2,020	9,984	18,230	8,093	703,781
Net realized and unrealized gain (loss)	210,182	8,354,226	96,203	53,542	20,265	8,130	4,230,055

Net change in net assets
from operations	$205,770	$6,276,398	$89,654	$39,482	$16,787	$7,933	$3,770,274

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments in Funds, at fair value	$1,451,727	$41,633,459	$527,526	$4,008,578	$8,236,256	$73,513,146	$557,993
Receivables:
Investments in Fund shares sold	—	3,015	—	—	4,186	10,488	—
Investment Division units sold	—	154	—	18,044	—	843	—
Total assets	1,451,727	41,636,628	527,526	4,026,622	8,240,442	73,524,477	557,993

Liabilities
Payables:
Investments in Fund shares purchased	—	154	—	18,044	—	843	—
Investment Division units redeemed	—	1,508	—	—	3,953	7,898	—
Insurance fees due to Jackson
of New York	—	1,507	—	—	233	2,590	—
Total liabilities	—	3,169	—	18,044	4,186	11,331	—
Net assets	$1,451,727	$41,633,459	$527,526	$4,008,578	$8,236,256	$73,513,146	$557,993
Maximum Unit Value	30.306712	25.001694	24.827756	12.393741	21.319946	16.309172	16.303303
Minimum Unit Value	29.744808	21.096190	24.365398	10.710807	20.360626	11.745437	15.482107

Investments in Funds, shares outstanding	47,349	3,984,063	49,440	203,172	386,316	5,258,451	38,885
Investments in Funds, at cost	$1,160,945	$47,524,351	$626,254	$3,276,603	$6,289,525	$64,689,691	$497,853

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$831,947	$12,266	$—	$—	$—	$—
Expenses
Asset-based charges	5,250	553,233	2,519	29,621	46,469	847,439	2,480
Total expenses	5,250	553,233	2,519	29,621	46,469	847,439	2,480
Net investment income (loss)	(5,250)	278,714	9,747	(29,621)	(46,469)	(847,439)	(2,480)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	10,402,209	128,468	—	—	—	—
Sales of investments in Funds	101,163	34,692	3,311	142,518	518,475	1,615,236	22,478
Net change in unrealized appreciation
(depreciation) on investments in Funds	51,278	(6,639,560)	(81,713)	430,690	1,519,317	4,262,140	24,923
Net realized and unrealized gain (loss)	152,441	3,797,341	50,066	573,208	2,037,792	5,877,376	47,401

Net change in net assets
from operations	$147,191	$4,076,055	$59,813	$543,587	$1,991,323	$5,029,937	$44,921

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$166,479,992	$3,304,531	$73,794,144	$3,257,938	$39,351,071	$520,772	$70,881,665
Receivables:
Investments in Fund shares sold	220,701	125	10,074	—	2,697	—	72,367
Investment Division units sold	151,228	—	190,462	—	21,070	—	11,140
Total assets	166,851,921	3,304,656	73,994,680	3,257,938	39,374,838	520,772	70,965,172

Liabilities
Payables:
Investments in Fund shares purchased	151,228	—	190,462	—	21,070	—	11,140
Investment Division units redeemed	214,674	75	7,482	—	1,249	—	69,735
Insurance fees due to Jackson
of New York	6,027	50	2,592	—	1,448	—	2,632
Total liabilities	371,929	125	200,536	—	23,767	—	83,507
Net assets	$166,479,992	$3,304,531	$73,794,144	$3,257,938	$39,351,071	$520,772	$70,881,665
Maximum Unit Value	56.044404	54.360541	13.455937	13.410667	15.434260	14.566461	20.232402
Minimum Unit Value	40.702547	42.793483	11.356808	12.814531	11.687607	14.036812	12.837093

Investments in Funds, shares outstanding	4,174,523	80,934	5,659,060	243,858	2,949,855	38,264	5,711,657
Investments in Funds, at cost	$126,192,420	$2,549,594	$63,894,032	$2,875,507	$36,652,639	$484,530	$65,713,431

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,880,269	17,563	865,719	15,083	514,948	3,221	1,005,083
Total expenses	1,880,269	17,563	865,719	15,083	514,948	3,221	1,005,083
Net investment income (loss)	(1,880,269)	(17,563)	(865,719)	(15,083)	(514,948)	(3,221)	(1,005,083)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	6,985,877	583,302	1,602,808	53,492	273,011	4,392	1,303,915
Net change in unrealized appreciation
(depreciation) on investments in Funds	17,593,035	50,240	5,376,130	256,382	2,772,718	41,870	4,198,015
Net realized and unrealized gain (loss)	24,578,912	633,542	6,978,938	309,874	3,045,729	46,262	5,501,930

Net change in net assets
from operations	$22,698,643	$615,979	$6,113,219	$294,791	$2,530,781	$43,041	$4,496,847

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$1,001,891	$85,006,755	$603,659	$1,239,325	$27,197	$41,301,951	$381,029
Receivables:
Investments in Fund shares sold	—	60,367	—	—	—	14,503	—
Investment Division units sold	—	29,794	—	—	—	22,006	—
Total assets	1,001,891	85,096,916	603,659	1,239,325	27,197	41,338,460	381,029

Liabilities
Payables:
Investments in Fund shares purchased	—	29,794	—	—	—	22,006	—
Investment Division units redeemed	—	57,225	—	—	—	13,004	—
Insurance fees due to Jackson
of New York	—	3,142	—	—	—	1,499	—
Total liabilities	—	90,161	—	—	—	36,509	—
Net assets	$1,001,891	$85,006,755	$603,659	$1,239,325	$27,197	$41,301,951	$381,029
Maximum Unit Value	20.445811	40.851465	41.995177	10.974847	11.145816	22.369026	13.912416
Minimum Unit Value	17.890638	21.551219	36.369631	10.837996	N/A	15.128405	N/A

Investments in Funds, shares outstanding	78,212	4,719,975	27,999	111,051	2,422	3,001,595	27,178
Investments in Funds, at cost	$927,729	$69,139,332	$523,335	$1,222,139	$25,456	$38,760,077	$350,114

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,965	1,169,661	2,895	7,538	113	576,205	1,832
Total expenses	4,965	1,169,661	2,895	7,538	113	576,205	1,832
Net investment income (loss)	(4,965)	(1,169,661)	(2,895)	(7,538)	(113)	(576,205)	(1,832)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,666	3,449,889	40,213	8,030	12	440,403	5,805
Net change in unrealized appreciation
(depreciation) on investments in Funds	70,654	3,480,094	12,236	17,562	1,881	2,420,853	20,442
Net realized and unrealized gain (loss)	75,320	6,929,983	52,449	25,592	1,893	2,861,256	26,247

Net change in net assets
from operations	$70,355	$5,760,322	$49,554	$18,054	$1,780	$2,285,051	$24,415

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Assets
Investments in Funds, at fair value	$21,838,335	$331,875	$154,915,777	$245,323	$39,085,240	$320,450	$20,600,982
Receivables:
Investments in Fund shares sold	37,655	—	44,882	—	28,308	—	1,228
Investment Division units sold	39,776	—	5,529	—	897	—	17,500
Total assets	21,915,766	331,875	154,966,188	245,323	39,114,445	320,450	20,619,710

Liabilities
Payables:
Investments in Fund shares purchased	39,776	—	5,529	—	897	—	17,500
Investment Division units redeemed	36,834	—	38,398	—	27,042	—	531
Insurance fees due to Jackson
of New York	821	—	6,484	—	1,266	—	697
Total liabilities	77,431	—	50,411	—	29,205	—	18,728
Net assets	$21,838,335	$331,875	$154,915,777	$245,323	$39,085,240	$320,450	$20,600,982
Maximum Unit Value	33.331520	33.696010	56.028286	56.726037	21.430005	21.158191	11.359994
Minimum Unit Value	21.894094	29.559371	30.907692	48.624913	16.865753	20.957163	11.105031

Investments in Funds, shares outstanding	2,105,915	32,158	5,497,366	8,530	1,823,856	14,592	1,813,467
Investments in Funds, at cost	$17,424,383	$277,844	$77,649,304	$191,903	$28,655,594	$246,307	$19,189,114

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	307,111	1,401	2,419,938	1,833	433,621	1,320	176,376
Total expenses	307,111	1,401	2,419,938	1,833	433,621	1,320	176,376
Net investment income (loss)	(307,111)	(1,401)	(2,419,938)	(1,833)	(433,621)	(1,320)	(176,376)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,197,134	19,284	17,420,426	46,383	1,586,965	6,686	485,756
Net change in unrealized appreciation
(depreciation) on investments in Funds	174,695	(402)	6,277,991	(2,215)	3,809,241	41,278	1,446,712
Net realized and unrealized gain (loss)	1,371,829	18,882	23,698,417	44,168	5,396,206	47,964	1,932,468

Net change in net assets
from operations	$1,064,718	$17,481	$21,278,479	$42,335	$4,962,585	$46,644	$1,756,092

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Assets
Investments in Funds, at fair value	$177,248	$959,922,281	$10,579,551	$728,677,708	$5,439,679	$339,421,140	$1,481,731
Receivables:
Investments in Fund shares sold	—	399,251	417	295,640	539	392,553	160
Investment Division units sold	14	232,542	—	240,030	—	151,259	—
Total assets	177,262	960,554,074	10,579,968	729,213,378	5,440,218	339,964,952	1,481,891

Liabilities
Payables:
Investments in Fund shares purchased	14	232,542	—	240,030	—	151,259	—
Investment Division units redeemed	—	365,187	267	267,850	464	379,029	140
Insurance fees due to Jackson
of New York	—	34,064	150	27,790	75	13,524	20
Total liabilities	14	631,793	417	535,670	539	543,812	160
Net assets	$177,248	$959,922,281	$10,579,551	$728,677,708	$5,439,679	$339,421,140	$1,481,731
Maximum Unit Value	11.338922	34.298828	33.646794	274.231260	283.129133	278.295628	287.427112
Minimum Unit Value	11.278070	25.852179	31.640878	79.402334	240.782757	88.258415	244.436589

Investments in Funds, shares outstanding	15,548	30,835,923	332,064	6,872,373	48,556	4,120,689	16,784
Investments in Funds, at cost	$156,022	$676,893,519	$8,112,102	$411,679,003	$3,639,258	$240,425,717	$1,172,352

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	563	12,172,741	47,639	10,095,355	30,912	5,119,451	10,464
Total expenses	563	12,172,741	47,639	10,095,355	30,912	5,119,451	10,464
Net investment income (loss)	(563)	(12,172,741)	(47,639)	(10,095,355)	(30,912)	(5,119,451)	(10,464)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	172	55,670,788	553,830	87,299,627	1,088,452	25,816,025	373,150
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,226	45,797,445	511,031	16,255,886	(174,148)	(15,408,119)	(295,234)
Net realized and unrealized gain (loss)	21,398	101,468,233	1,064,861	103,555,513	914,304	10,407,906	77,916

Net change in net assets
from operations	$20,835	$89,295,492	$1,017,222	$93,460,158	$883,392	$5,288,455	$67,452

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$61,037,580	$657,294	$16,232,864	$128,694	$305,667,375	$3,186,578	$162,876,358
Receivables:
Investments in Fund shares sold	72,449	—	3,965	—	347,786	138	36,257
Investment Division units sold	21,397	—	—	—	54,410	—	154
Total assets	61,131,426	657,294	16,236,829	128,694	306,069,571	3,186,716	162,912,769

Liabilities
Payables:
Investments in Fund shares purchased	21,397	—	—	—	54,410	—	154
Investment Division units redeemed	70,202	—	3,442	—	335,732	96	30,117
Insurance fees due to Jackson
of New York	2,247	—	523	—	12,054	42	6,140
Total liabilities	93,846	—	3,965	—	402,196	138	36,411
Net assets	$61,037,580	$657,294	$16,232,864	$128,694	$305,667,375	$3,186,578	$162,876,358
Maximum Unit Value	14.547006	14.707212	14.539650	14.355545	83.386031	85.244576	19.079997
Minimum Unit Value	9.073965	13.431772	11.980399	14.039842	44.435560	74.873814	15.841832

Investments in Funds, shares outstanding	5,252,804	54,866	1,207,802	9,456	9,688,348	94,417	8,536,497
Investments in Funds, at cost	$55,456,326	$589,953	$13,921,916	$110,900	$212,515,134	$2,365,451	$123,136,780

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	820,605	5,889	193,320	583	4,408,234	17,358	2,162,731
Total expenses	820,605	5,889	193,320	583	4,408,234	17,358	2,162,731
Net investment income (loss)	(820,605)	(5,889)	(193,320)	(583)	(4,408,234)	(17,358)	(2,162,731)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,310,306	186,285	530,826	3,417	25,277,066	561,728	5,207,319
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,911,496	(112,499)	615,074	6,907	9,308,833	(125,730)	18,044,018
Net realized and unrealized gain (loss)	3,221,802	73,786	1,145,900	10,324	34,585,899	435,998	23,251,337

Net change in net assets
from operations	$2,401,197	$67,897	$952,580	$9,741	$30,177,665	$418,640	$21,088,606

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments in Funds, at fair value	$7,751,203	$48,049,532	$800,131	$68,991,014	$6,269,203	$515,845	$96,824,992
Receivables:
Investments in Fund shares sold	—	52,476	—	10,377	—	—	383,534
Investment Division units sold	558	53	—	—	—	—	32,790
Total assets	7,751,761	48,102,061	800,131	69,001,391	6,269,203	515,845	97,241,316

Liabilities
Payables:
Investments in Fund shares purchased	558	53	—	—	—	—	32,790
Investment Division units redeemed	—	50,852	—	7,930	—	—	379,934
Insurance fees due to Jackson
of New York	—	1,624	—	2,447	—	—	3,600
Total liabilities	558	52,529	—	10,377	—	—	416,324
Net assets	$7,751,203	$48,049,532	$800,131	$68,991,014	$6,269,203	$515,845	$96,824,992
Maximum Unit Value	19.117103	14.929995	14.966753	16.950003	16.988721	10.459934	30.277482
Minimum Unit Value	18.342439	12.654965	14.661532	14.367233	16.641442	10.007468	22.818915

Investments in Funds, shares outstanding	392,267	3,218,321	51,721	4,070,266	357,016	49,316	5,911,172
Investments in Funds, at cost	$5,777,764	$39,136,781	$605,425	$52,623,834	$4,565,848	$480,181	$97,569,282

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$354,545
Expenses
Asset-based charges	37,714	573,986	4,445	854,062	26,695	3,913	1,262,682
Total expenses	37,714	573,986	4,445	854,062	26,695	3,913	1,262,682
Net investment income (loss)	(37,714)	(573,986)	(4,445)	(854,062)	(26,695)	(3,913)	(908,137)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	5,876,920
Sales of investments in Funds	165,187	1,195,336	64,079	1,952,542	32,342	3,035	1,446,165
Net change in unrealized appreciation
(depreciation) on investments in Funds	927,919	3,977,074	42,898	6,755,118	754,034	69,445	8,525,305
Net realized and unrealized gain (loss)	1,093,106	5,172,410	106,977	8,707,660	786,376	72,480	15,848,390

Net change in net assets
from operations	$1,055,392	$4,598,424	$102,532	$7,853,598	$759,681	$68,567	$14,940,253

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$957,259	$3,212,097	$10,493	$41,589,216	$193,200	$593,772,364	$4,900,691
Receivables:
Investments in Fund shares sold	18	2,365	—	47,927	116	242,290	—
Investment Division units sold	—	117	—	—	—	9,750	—
Total assets	957,277	3,214,579	10,493	41,637,143	193,316	594,024,404	4,900,691

Liabilities
Payables:
Investments in Fund shares purchased	—	117	—	—	—	9,750	—
Investment Division units redeemed	6	2,254	—	46,314	114	220,179	—
Insurance fees due to Jackson
of New York	12	111	—	1,613	2	22,111	—
Total liabilities	18	2,482	—	47,927	116	252,040	—
Net assets	$957,259	$3,212,097	$10,493	$41,589,216	$193,200	$593,772,364	$4,900,691
Maximum Unit Value	29.727609	15.287617	14.694930	43.546526	45.847364	127.741770	131.819517
Minimum Unit Value	28.821765	12.681731	N/A	20.555682	39.008915	52.539122	103.831267

Investments in Funds, shares outstanding	57,252	228,132	735	3,110,637	13,398	13,485,632	105,505
Investments in Funds, at cost	$940,656	$2,792,592	$9,067	$38,602,923	$188,723	$377,261,242	$3,739,476

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$5,503	$—	$—	$241,933	$1,617	$—	$—
Expenses
Asset-based charges	4,498	40,038	46	584,674	1,779	7,861,876	18,290
Total expenses	4,498	40,038	46	584,674	1,779	7,861,876	18,290
Net investment income (loss)	1,005	(40,038)	(46)	(342,741)	(162)	(7,861,876)	(18,290)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	56,940	—	—	—	—	—	—
Sales of investments in Funds	39,134	106,007	25	(212,817)	(19,345)	41,292,264	82,131
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,574	116,810	729	8,656,146	98,078	42,838,768	458,071
Net realized and unrealized gain (loss)	192,648	222,817	754	8,443,329	78,733	84,131,032	540,202

Net change in net assets
from operations	$193,653	$182,779	$708	$8,100,588	$78,571	$76,269,156	$521,912

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$59,600,847	$1,783,305	$39,585,672	$60,058	$52,893,074	$92,260
Receivables:
Investments in Fund shares sold	4,958	71	11,785	—	10,415	—
Investment Division units sold	—	—	3,873	—	797	—
Total assets	59,605,805	1,783,376	39,601,330	60,058	52,904,286	92,260

Liabilities
Payables:
Investments in Fund shares purchased	—	—	3,873	—	797	—
Investment Division units redeemed	2,649	41	10,231	—	8,265	—
Insurance fees due to Jackson
of New York	2,309	30	1,554	—	2,150	—
Total liabilities	4,958	71	15,658	—	11,212	—
Net assets	$59,600,847	$1,783,305	$39,585,672	$60,058	$52,893,074	$92,260
Maximum Unit Value	22.410010	22.229707	25.130790	24.323037	92.222486	93.841230
Minimum Unit Value	18.898016	21.329759	15.144454	23.097574	52.107889	83.727600

Investments in Funds, shares outstanding	2,659,565	77,535	3,572,714	5,222	1,308,587	2,170
Investments in Funds, at cost	$38,887,335	$1,232,094	$35,146,753	$54,881	$35,553,490	$71,181

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	829,940	10,571	593,531	286	777,938	511
Total expenses	829,940	10,571	593,531	286	777,938	511
Net investment income (loss)	(829,940)	(10,571)	(593,531)	(286)	(777,938)	(511)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—
Sales of investments in Funds	4,315,293	133,063	684,263	518	4,354,037	241
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,750,935	134,817	2,941,291	4,969	2,771,409	11,857
Net realized and unrealized gain (loss)	9,066,228	267,880	3,625,554	5,487	7,125,446	12,098

Net change in net assets
from operations	$8,236,288	$257,309	$3,032,023	$5,201	$6,347,508	$11,587

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,344,323)	$(1,961)	$(2,216)	$(497,292)	$(243)	$(302)	$(2,665,775)
Net realized gain (loss) on investments in Funds	7,877,029	13,857	17,325	1,100,811	83	14,022	14,089,456
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,478,558	45,203	21,249	2,682,570	2,719	6,828	12,229,019
Net change in net assets
from operations	13,011,264	57,099	36,358	3,286,089	2,559	20,548	23,652,700

Contract transactions
Purchase payments	7,067,829	39,346	14,579	2,982,380	11,811	—	6,178,118
Surrenders and terminations	(12,735,771)	(8,548)	(6,547)	(4,468,560)	(2,176)	(783)	(26,585,126)
Transfers between Investment Divisions	(1,738,332)	(52,152)	(189,209)	13,247	163,153	(79,257)	(7,631,730)
Contract owner charges	(1,088,732)	(5,666)	—	(246,192)	—	—	(2,098,485)
Net change in net assets
from contract transactions	(8,495,006)	(27,020)	(181,177)	(1,719,125)	172,788	(80,040)	(30,137,223)

Net change in net assets	4,516,258	30,079	(144,819)	1,566,964	175,347	(59,492)	(6,484,523)

Net assets beginning of year	96,765,976	418,241	667,317	42,013,199	9,963	102,365	194,635,245

Net assets end of year	$101,282,234	$448,320	$522,498	$43,580,163	$185,310	$42,873	$188,150,722

Contract unit transactions
Units outstanding at beginning of year	4,551,226	19,729	78,324	3,266,407	698	12,340	9,225,716
Units issued	621,049	1,805	78,355	479,226	11,429	8,253	494,242
Units redeemed	(1,006,797)	(3,236)	(45,771)	(608,428)	(141)	(8,543)	(1,867,207)
Units outstanding at end of year	4,165,478	18,298	110,908	3,137,205	11,986	12,050	7,852,751
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$14,033,562	$41,588	$223,774	$6,332,981	$174,964	$1,197	$11,473,932
Proceeds from sales	$23,872,891	$70,569	$407,167	$8,549,398	$2,419	$81,539	$44,276,930

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(3,442)	$189,374	$4,920	$16,273	$(920)	$(1,524,909)	$(479)
Net realized gain (loss) on investments in Funds	2,431	4,501,879	29,566	67,504	26,831	5,382,458	314
Net change in unrealized appreciation
(depreciation) on investments in Funds	64,147	1,884,744	22,257	113,319	(12,015)	5,873,179	11,565
Net change in net assets
from operations	63,136	6,575,997	56,743	197,096	13,896	9,730,728	11,400

Contract transactions
Purchase payments	728,166	4,003,204	—	24,499	17,210	4,644,798	—
Surrenders and terminations	(7,641)	(2,879,046)	—	(7,278)	(2,298)	(11,099,060)	—
Transfers between Investment Divisions	11,698	(832,899)	2,276	91,182	(149,540)	(3,831,124)	341
Contract owner charges	(3,717)	(240,061)	(5,565)	—	—	(1,146,370)	(425)
Net change in net assets
from contract transactions	728,506	51,198	(3,289)	108,403	(134,628)	(11,431,756)	(84)

Net change in net assets	791,642	6,627,195	53,454	305,499	(120,732)	(1,701,028)	11,316

Net assets beginning of year	219,556	42,566,963	347,264	581,001	287,313	113,096,694	107,282

Net assets end of year	$1,011,198	$49,194,158	$400,718	$886,500	$166,581	$111,395,666	$118,598

Contract unit transactions
Units outstanding at beginning of year	10,045	1,886,333	15,581	57,278	25,440	7,136,233	5,956
Units issued	29,575	298,868	102	20,787	2,906	649,178	47
Units redeemed	(540)	(296,296)	(236)	(29,383)	(14,917)	(1,360,016)	(49)
Units outstanding at end of year	39,080	1,888,905	15,447	48,682	13,429	6,425,395	5,954
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$741,963	$11,227,045	$37,623	$508,882	$32,285	$11,208,508	$831
Proceeds from sales	$16,899	$7,438,991	$7,359	$369,993	$167,833	$24,165,173	$1,394

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$271,368	$—	$(2,794,594)	$(888)	$235,747	$41,426	$(162,452)
Net realized gain (loss) on investments in Funds	854,287	—	13,534,707	445	2,646,545	163,765	470,526
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,061,069	—	10,511,756	17,996	966,277	96,458	859,220
Net change in net assets
from operations	2,186,724	—	21,251,869	17,553	3,848,569	301,649	1,167,294

Contract transactions
Purchase payments	2,754,160	—	3,465,883	112,967	1,379,558	30,615	987,710
Surrenders and terminations	(1,472,822)	—	(30,007,520)	—	(3,064,044)	(72,688)	(1,660,742)
Transfers between Investment Divisions	45,307	—	(3,317,887)	7,209	(342,589)	(3,211)	274,920
Contract owner charges	(93,168)	—	(2,019,852)	(1,660)	(153,658)	(26,039)	(58,058)
Net change in net assets
from contract transactions	1,233,477	—	(31,879,376)	118,516	(2,180,733)	(71,323)	(456,170)

Net change in net assets	3,420,201	—	(10,627,507)	136,069	1,667,836	230,326	711,124

Net assets beginning of year	19,143,971	—	208,214,692	109,934	29,465,921	2,122,145	14,157,442

Net assets end of year	$22,564,172	$—	$197,587,185	$246,003	$31,133,757	$2,352,471	$14,868,566

Contract unit transactions
Units outstanding at beginning of year	1,263,138	—	10,481,062	5,592	1,564,727	98,891	1,204,828
Units issued	259,733	—	408,555	4,938	129,449	1,505	160,926
Units redeemed	(181,193)	—	(1,944,524)	(103)	(235,469)	(4,510)	(199,928)
Units outstanding at end of year	1,341,678	—	8,945,093	10,427	1,458,707	95,886	1,165,826
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,291,840	$—	$8,757,022	$120,651	$5,265,677	$238,465	$2,013,823
Proceeds from sales	$3,063,397	$—	$43,430,992	$3,023	$5,085,740	$111,018	$2,632,445

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(968)	$(309,173)	$3,584	$(941,557)	$(2,607)	$162,218	$1,864
Net realized gain (loss) on investments in Funds	10,973	1,271,566	2,793	4,304,611	84,522	(296,151)	(1,526)
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,299	8,890,229	105,999	(1,640,281)	(60,867)	6,504,437	27,787
Net change in net assets
from operations	20,304	9,852,622	112,376	1,722,773	21,048	6,370,504	28,125

Contract transactions
Purchase payments	—	870,330	37,182	1,777,052	24,212	1,237,067	25,000
Surrenders and terminations	(57,703)	(6,164,434)	(25,685)	(13,957,769)	(5,270)	(3,013,822)	(17,003)
Transfers between Investment Divisions	201	(2,465,081)	14,413	(5,755,910)	(506,475)	(3,454,007)	(117,344)
Contract owner charges	(3,039)	(522,741)	(8,047)	(615,295)	(4,525)	(337,814)	(1,403)
Net change in net assets
from contract transactions	(60,541)	(8,281,926)	17,863	(18,551,922)	(492,058)	(5,568,576)	(110,750)

Net change in net assets	(40,237)	1,570,696	130,239	(16,829,149)	(471,010)	801,928	(82,625)

Net assets beginning of year	225,088	47,378,773	442,922	82,294,343	704,165	29,039,753	192,991

Net assets end of year	$184,851	$48,949,469	$573,161	$65,465,194	$233,155	$29,841,681	$110,366

Contract unit transactions
Units outstanding at beginning of year	17,444	3,778,305	27,288	6,028,365	51,627	2,183,439	13,422
Units issued	51	316,160	3,656	668,903	1,973	216,586	3,003
Units redeemed	(4,382)	(916,596)	(2,318)	(2,019,592)	(37,187)	(590,659)	(10,312)
Units outstanding at end of year	13,113	3,177,869	28,626	4,677,676	16,413	1,809,366	6,113
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$676	$4,778,708	$67,935	$9,258,652	$28,894	$3,903,908	$46,704
Proceeds from sales	$62,185	$13,369,807	$46,488	$28,752,131	$523,559	$9,310,266	$155,590

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Operations
Net investment income (loss)	$(449,286)	$(5,913)	$(2,090,679)	$(7,761)	$(1,413,811)	$(5,898)	$(74,649)
Net realized gain (loss) on investments in Funds	967,698	60,254	5,022,335	(19,021)	4,234,389	10,274	(1,077,328)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(356,587)	(33,290)	62,646	79,040	(1,857,870)	29,790	427,477
Net change in net assets
from operations	161,825	21,051	2,994,302	52,258	962,708	34,166	(724,500)

Contract transactions
Purchase payments	2,106,885	210	4,094,599	31,620	5,180,569	24,167	618,909
Surrenders and terminations	(2,970,099)	(172,043)	(15,658,091)	(132,322)	(10,268,798)	(18,498)	(277,467)
Transfers between Investment Divisions	(271,846)	41,728	(685,422)	41,511	8,072,368	40,109	5,905,930
Contract owner charges	(391,896)	(14,586)	(1,682,914)	(23,134)	(1,174,680)	(17,431)	(58,926)
Net change in net assets
from contract transactions	(1,526,956)	(144,691)	(13,931,828)	(82,325)	1,809,459	28,347	6,188,446

Net change in net assets	(1,365,131)	(123,640)	(10,937,526)	(30,067)	2,772,167	62,513	5,463,946

Net assets beginning of year	34,449,670	1,258,877	155,696,168	1,604,392	98,652,433	1,287,470	934,039

Net assets end of year	$33,084,539	$1,135,237	$144,758,642	$1,574,325	$101,424,600	$1,349,983	$6,397,985

Contract unit transactions
Units outstanding at beginning of year	1,794,250	59,632	2,011,192	14,191	3,061,707	30,115	58,647
Units issued	236,228	7,409	264,464	3,954	762,628	2,133	1,038,712
Units redeemed	(316,790)	(14,113)	(447,784)	(4,667)	(718,997)	(1,435)	(745,330)
Units outstanding at end of year	1,713,688	52,928	1,827,872	13,478	3,105,338	30,813	352,029
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,519,975	$159,207	$20,368,952	$444,072	$24,680,626	$88,548	$17,632,829
Proceeds from sales	$6,496,217	$309,811	$36,391,459	$534,158	$24,284,978	$66,099	$11,519,032

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(1,291)	$(128,031)	$(1,234)	$(35,340)	$(1,075)	$(3,219,290)	$(6,098)
Net realized gain (loss) on investments in Funds	278	2,496,633	8,503	46,113	1,040	12,336,269	55,559
Net change in unrealized appreciation
(depreciation) on investments in Funds	28,365	2,179,351	4,724	81,639	12,844	21,851,973	150,809
Net change in net assets
from operations	27,352	4,547,953	11,993	92,412	12,809	30,968,952	200,270

Contract transactions
Purchase payments	107,503	2,060,932	12,250	386,099	71,811	21,957,642	228,940
Surrenders and terminations	—	(1,751,893)	(5,565)	(150,780)	(5,994)	(23,797,778)	(2,352)
Transfers between Investment Divisions	261,178	1,615,282	(104,570)	379,658	—	4,345,174	(186,899)
Contract owner charges	(2,876)	(285,116)	—	(36,200)	(3,345)	(2,300,542)	(6,089)
Net change in net assets
from contract transactions	365,805	1,639,205	(97,885)	578,777	62,472	204,496	33,600

Net change in net assets	393,157	6,187,158	(85,892)	671,189	75,281	31,173,448	233,870

Net assets beginning of year	—	24,695,991	362,175	2,432,934	215,890	221,900,534	1,422,021

Net assets end of year	$393,157	$30,883,149	$276,283	$3,104,123	$291,171	$253,073,982	$1,655,891

Contract unit transactions
Units outstanding at beginning of year	—	971,011	35,931	220,256	18,901	8,915,424	41,363
Units issued	34,874	410,604	1,725	73,012	5,947	1,756,030	5,622
Units redeemed	(13,837)	(345,986)	(11,709)	(24,785)	(765)	(1,788,067)	(5,255)
Units outstanding at end of year	21,037	1,035,629	25,947	268,483	24,083	8,883,387	41,730
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$599,696	$11,025,591	$17,296	$864,996	$71,811	$47,188,199	$230,480
Proceeds from sales	$235,182	$9,514,417	$116,415	$321,559	$10,414	$50,202,993	$202,978

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(284,952)	$(8,767)	$(386,958)	$(2,923)	$(282,968)	$(2,802)	$(943,189)
Net realized gain (loss) on investments in Funds	233,147	21,960	1,051,715	17,411	(111,487)	5,814	5,466,013
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,178,651	84,024	4,098,577	59,596	1,777,814	31,548	8,866,929
Net change in net assets
from operations	1,126,846	97,217	4,763,334	74,084	1,383,359	34,560	13,389,753

Contract transactions
Purchase payments	3,828,846	251,324	2,735,352	48,208	712,888	5,000	4,835,495
Surrenders and terminations	(2,047,024)	(18,188)	(1,908,387)	(8,626)	(1,993,863)	(23,941)	(7,013,776)
Transfers between Investment Divisions	767,824	(323,441)	1,625,439	41,110	1,811,994	238,019	(5,871,370)
Contract owner charges	(205,927)	(8,238)	(278,886)	(2,246)	(238,620)	(1,548)	(700,692)
Net change in net assets
from contract transactions	2,343,719	(98,543)	2,173,518	78,446	292,399	217,530	(8,750,343)

Net change in net assets	3,470,565	(1,326)	6,936,852	152,530	1,675,758	252,090	4,639,410

Net assets beginning of year	20,209,810	1,515,689	25,043,619	372,197	18,800,200	449,014	73,439,355

Net assets end of year	$23,680,375	$1,514,363	$31,980,471	$524,727	$20,475,958	$701,104	$78,078,765

Contract unit transactions
Units outstanding at beginning of year	2,281,342	164,915	1,875,459	26,200	2,134,896	44,729	2,817,279
Units issued	903,519	39,093	463,768	13,893	470,914	35,996	398,272
Units redeemed	(650,238)	(49,387)	(316,956)	(9,203)	(453,621)	(18,280)	(715,581)
Units outstanding at end of year	2,534,623	154,621	2,022,271	30,890	2,152,189	62,445	2,499,970
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,234,211	$371,240	$6,816,955	$216,765	$4,503,771	$413,192	$11,338,608
Proceeds from sales	$6,175,444	$478,550	$5,030,395	$141,242	$4,494,340	$198,464	$21,032,140

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(8,774)	$(546,273)	$(2,699)	$(3,333,769)	$(14,752)	$(6,763,392)	$(34,386)
Net realized gain (loss) on investments in Funds	116,458	1,240,319	(178)	15,930,955	116,685	46,089,819	991,278
Net change in unrealized appreciation
(depreciation) on investments in Funds	155,761	3,837,575	47,560	25,071,021	310,033	46,934,489	369,919
Net change in net assets
from operations	263,445	4,531,621	44,683	37,668,207	411,966	86,260,916	1,326,811

Contract transactions
Purchase payments	22,512	956,516	2,112	19,290,964	264,515	52,365,567	852,090
Surrenders and terminations	(292,218)	(3,915,251)	(2,159)	(22,592,881)	(117,357)	(40,927,611)	(1,092,848)
Transfers between Investment Divisions	71,670	(223,379)	67,945	(1,323,390)	(178,113)	21,731,216	258,409
Contract owner charges	(14,040)	(481,848)	(3,330)	(2,713,946)	(10,335)	(5,007,399)	(71,122)
Net change in net assets
from contract transactions	(212,076)	(3,663,962)	64,568	(7,339,253)	(41,290)	28,161,773	(53,471)

Net change in net assets	51,369	867,659	109,251	30,328,954	370,676	114,422,689	1,273,340

Net assets beginning of year	1,553,557	37,995,670	364,862	229,503,798	2,428,827	461,958,289	6,539,501

Net assets end of year	$1,604,926	$38,863,329	$474,113	$259,832,752	$2,799,503	$576,380,978	$7,812,841

Contract unit transactions
Units outstanding at beginning of year	54,904	1,998,539	16,331	9,453,488	88,067	8,222,729	101,617
Units issued	14,062	208,606	6,382	1,595,502	17,873	2,624,779	44,934
Units redeemed	(21,852)	(394,323)	(3,954)	(1,910,991)	(20,095)	(2,177,359)	(44,914)
Units outstanding at end of year	47,114	1,812,822	18,759	9,137,999	85,845	8,670,149	101,637
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$440,645	$4,151,388	$143,438	$42,668,902	$545,368	$158,891,837	$3,088,878
Proceeds from sales	$661,495	$8,361,623	$81,569	$53,341,924	$601,410	$137,493,456	$3,176,735

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(9,860,263)	$(42,335)	$(1,175,664)	$(7,553)	$(16,376)	$—	$(2,055,455)
Net realized gain (loss) on investments in Funds	72,038,103	612,376	4,297,248	10,644	(170)	—	8,973,171
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,720,471	836,691	15,348,694	278,688	167,069	—	13,336,048
Net change in net assets
from operations	104,898,311	1,406,732	18,470,278	281,779	150,523	—	20,253,764

Contract transactions
Purchase payments	60,650,015	1,048,638	2,513,500	7,500	3,250,874	—	3,787,172
Surrenders and terminations	(81,119,585)	(1,029,800)	(10,849,333)	(24,431)	(257,994)	—	(17,023,095)
Transfers between Investment Divisions	(2,222,789)	(347,040)	(1,169,748)	466,896	429,080	—	(1,900,482)
Contract owner charges	(8,103,592)	(105,577)	(940,743)	(9,116)	(4,485)	—	(1,493,553)
Net change in net assets
from contract transactions	(30,795,951)	(433,779)	(10,446,324)	440,849	3,417,475	—	(16,629,958)

Net change in net assets	74,102,360	972,953	8,023,954	722,628	3,567,998	—	3,623,806

Net assets beginning of year	685,309,437	8,022,721	79,687,194	977,921	321,900	—	147,283,632

Net assets end of year	$759,411,797	$8,995,674	$87,711,148	$1,700,549	$3,889,898	$—	$150,907,438

Contract unit transactions
Units outstanding at beginning of year	15,796,743	154,464	5,378,457	56,925	32,869	—	7,507,936
Units issued	3,110,731	26,181	801,613	36,185	351,100	—	491,404
Units redeemed	(3,838,604)	(32,852)	(1,430,411)	(15,606)	(29,160)	—	(1,298,655)
Units outstanding at end of year	15,068,870	147,793	4,749,659	77,504	354,809	—	6,700,685
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$142,366,952	$1,409,810	$13,016,837	$710,139	$3,707,774	$—	$10,517,867
Proceeds from sales	$183,023,166	$1,885,924	$24,638,825	$276,843	$306,675	$—	$29,203,280

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(12,259)	$(1,214,542)	$(6,798)	$(4,428,450)	$(9,658)	$(581,949)	$(1,499)
Net realized gain (loss) on investments in Funds	116,526	5,742,388	100,741	30,878,293	165,337	3,175,701	11,827
Net change in unrealized appreciation
(depreciation) on investments in Funds	280,399	15,141,984	260,319	15,160,892	158,465	1,796,472	18,784
Net change in net assets
from operations	384,666	19,669,830	354,262	41,610,735	314,144	4,390,224	29,112

Contract transactions
Purchase payments	—	3,506,665	98,945	14,292,113	56,463	2,792,041	121,136
Surrenders and terminations	(10,490)	(8,946,338)	(182,444)	(35,229,659)	(196,444)	(5,959,912)	(7)
Transfers between Investment Divisions	(10,630)	3,886,554	76,747	(395,832)	(129,643)	1,095,562	(27,233)
Contract owner charges	(13,448)	(1,020,920)	(19,123)	(3,509,216)	(28,006)	(461,978)	(3,207)
Net change in net assets
from contract transactions	(34,568)	(2,574,039)	(25,875)	(24,842,594)	(297,630)	(2,534,287)	90,689

Net change in net assets	350,098	17,095,791	328,387	16,768,141	16,514	1,855,937	119,801

Net assets beginning of year	2,413,906	79,235,381	1,268,193	291,677,740	2,009,657	38,249,623	208,727

Net assets end of year	$2,764,004	$96,331,172	$1,596,580	$308,445,881	$2,026,171	$40,105,560	$328,528

Contract unit transactions
Units outstanding at beginning of year	107,158	4,799,803	63,504	8,006,390	44,691	2,437,652	12,415
Units issued	23,509	970,011	22,686	1,162,530	7,831	586,970	8,365
Units redeemed	(25,728)	(1,149,431)	(23,340)	(1,822,342)	(13,827)	(733,787)	(3,328)
Units outstanding at end of year	104,939	4,620,383	62,850	7,346,578	38,695	2,290,835	17,452
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$623,069	$18,720,967	$511,261	$45,882,801	$384,940	$9,741,947	$151,017
Proceeds from sales	$669,896	$22,509,548	$543,934	$75,153,845	$692,228	$12,858,183	$61,827

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(1,933,684)	$(3,831)	$(744,554)	$(1,137)	$(4,988,204)	$(16,374)	$392,254
Net realized gain (loss) on investments in Funds	10,497,303	27,159	3,766,599	22,758	48,470,197	387,700	14,004,208
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,281,971	74,347	10,378,453	39,847	(10,714,312)	(43,408)	15,248,155
Net change in net assets
from operations	21,845,590	97,675	13,400,498	61,468	32,767,681	327,918	29,644,617

Contract transactions
Purchase payments	5,302,532	123,003	1,106,908	—	15,446,481	37,917	6,910,900
Surrenders and terminations	(18,643,883)	(90,056)	(6,807,084)	(12,917)	(48,775,450)	(509,442)	(8,838,844)
Transfers between Investment Divisions	(2,510,245)	23,474	(4,350,426)	(169,020)	(21,622,099)	(408,414)	18,750,249
Contract owner charges	(1,540,157)	(4,483)	(574,101)	(3,402)	(4,143,607)	(39,594)	(927,115)
Net change in net assets
from contract transactions	(17,391,753)	51,938	(10,624,703)	(185,339)	(59,094,675)	(919,533)	15,895,190

Net change in net assets	4,453,837	149,613	2,775,795	(123,871)	(26,326,994)	(591,615)	45,539,807

Net assets beginning of year	137,284,978	465,583	52,286,284	294,717	372,728,957	3,621,646	61,145,366

Net assets end of year	$141,738,815	$615,196	$55,062,079	$170,846	$346,401,963	$3,030,031	$106,685,173

Contract unit transactions
Units outstanding at beginning of year	7,732,126	23,250	4,720,938	21,655	2,704,551	17,597	2,954,782
Units issued	726,760	10,488	954,482	684	373,278	2,206	2,299,548
Units redeemed	(1,655,952)	(7,588)	(1,795,907)	(12,638)	(795,379)	(6,646)	(1,623,623)
Units outstanding at end of year	6,802,934	26,150	3,879,513	9,701	2,282,450	13,157	3,630,707
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$14,235,274	$223,188	$11,314,737	$9,978	$54,228,823	$476,530	$65,760,254
Proceeds from sales	$33,560,711	$175,081	$22,683,994	$196,454	$118,311,702	$1,412,437	$42,657,937

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Operations
Net investment income (loss)	$26,586	$(1,043,041)	$(8,224)	$155,799	$7,913	$80,730	$13,855
Net realized gain (loss) on investments in Funds	189,980	7,609,652	101,758	(235,077)	(624)	2,063,282	45,889
Net change in unrealized appreciation
(depreciation) on investments in Funds	266,423	(903,996)	41,849	209,518	(2,588)	6,233,033	239,036
Net change in net assets
from operations	482,989	5,662,615	135,383	130,240	4,701	8,377,045	298,780

Contract transactions
Purchase payments	251,529	5,890,513	115,377	343,126	—	2,605,730	78,801
Surrenders and terminations	(60,449)	(7,598,161)	(138,825)	(681,523)	(3,279)	(2,266,132)	(11,867)
Transfers between Investment Divisions	513,930	(6,263,175)	(113,471)	(1,075,087)	26,055	10,641,076	19,787
Contract owner charges	(13,576)	(847,340)	(18,888)	(75,211)	(3,307)	(291,962)	(10,142)
Net change in net assets
from contract transactions	691,434	(8,818,163)	(155,807)	(1,488,695)	19,469	10,688,712	76,579

Net change in net assets	1,174,423	(3,155,548)	(20,424)	(1,358,455)	24,170	19,065,757	375,359

Net assets beginning of year	791,752	80,478,165	1,558,981	8,156,303	188,852	20,246,168	814,022

Net assets end of year	$1,966,175	$77,322,617	$1,538,557	$6,797,848	$213,022	$39,311,925	$1,189,381

Contract unit transactions
Units outstanding at beginning of year	26,657	3,163,656	56,529	644,743	13,792	1,603,229	60,079
Units issued	34,139	628,184	6,537	75,851	1,842	1,689,594	20,678
Units redeemed	(13,337)	(971,159)	(11,839)	(191,626)	(473)	(971,418)	(15,804)
Units outstanding at end of year	47,459	2,820,681	51,227	528,968	15,161	2,321,405	64,953
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,336,946	$16,252,882	$176,625	$1,244,155	$35,009	$25,984,189	$363,770
Proceeds from sales	$491,017	$26,114,086	$340,656	$2,577,051	$7,627	$15,214,747	$273,336

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(989,830)	$(4,827)	$(495,581)	$(7,870)	$(1,768,877)	$(11,689)	$(123,813)
Net realized gain (loss) on investments in Funds	9,239,659	31,022	1,602,816	381,522	1,436,704	50,437	282,274
Net change in unrealized appreciation
(depreciation) on investments in Funds	871,503	123,838	941,769	(316,668)	7,341,625	125,582	517,518
Net change in net assets
from operations	9,121,332	150,033	2,049,004	56,984	7,009,452	164,330	675,979

Contract transactions
Purchase payments	1,501,692	—	2,050,656	18,410	4,660,599	100,010	328,813
Surrenders and terminations	(9,378,655)	(24,471)	(4,527,464)	(1,332,010)	(17,138,464)	(1,447,297)	(1,372,178)
Transfers between Investment Divisions	(4,298,192)	79,625	25,395	175,792	(1,964,607)	2,194,367	(69,697)
Contract owner charges	(748,150)	(12,420)	(418,954)	(13,444)	(1,341,803)	(12,209)	(94,627)
Net change in net assets
from contract transactions	(12,923,305)	42,734	(2,870,367)	(1,151,252)	(15,784,275)	834,871	(1,207,689)

Net change in net assets	(3,801,973)	192,767	(821,363)	(1,094,268)	(8,774,823)	999,201	(531,710)

Net assets beginning of year	76,512,237	954,673	39,178,922	2,303,761	130,376,184	1,770,918	10,113,092

Net assets end of year	$72,710,264	$1,147,440	$38,357,559	$1,209,493	$121,601,361	$2,770,119	$9,581,382

Contract unit transactions
Units outstanding at beginning of year	1,131,962	9,613	1,413,651	89,214	6,559,667	63,720	898,696
Units issued	106,623	1,676	270,251	14,242	746,747	84,587	101,392
Units redeemed	(293,424)	(1,199)	(375,735)	(51,132)	(1,545,971)	(55,466)	(205,614)
Units outstanding at end of year	945,161	10,090	1,308,167	52,324	5,760,443	92,841	794,474
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,640,963	$161,941	$7,449,973	$345,105	$16,082,108	$2,429,038	$1,202,824
Proceeds from sales	$21,554,098	$124,034	$10,815,921	$1,504,227	$33,635,260	$1,605,856	$2,534,326

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Operations
Net investment income (loss)	$(336)	$(1,662,747)	$(5,408)	$(854,292)	$(8,896)	$3,091,144	$122,817
Net realized gain (loss) on investments in Funds	1,715	10,018,574	35,261	499,832	50,124	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,742	378,782	67,194	4,454,189	85,576	—	—
Net change in net assets
from operations	6,121	8,734,609	97,047	4,099,729	126,804	3,091,144	122,817

Contract transactions
Purchase payments	7,780	3,525,218	33,652	3,817,471	11,993	19,230,431	1,340,179
Surrenders and terminations	—	(13,823,070)	(40,894)	(7,456,937)	(1,318,446)	(88,588,428)	(2,555,890)
Transfers between Investment Divisions	63,292	(6,036,047)	(78,369)	(106,106)	1,309,537	69,533,102	(724,734)
Contract owner charges	(615)	(1,355,072)	(8,413)	(600,552)	(5,839)	(1,215,019)	(19,484)
Net change in net assets
from contract transactions	70,457	(17,688,971)	(94,024)	(4,346,124)	(2,755)	(1,039,914)	(1,959,929)

Net change in net assets	76,578	(8,954,362)	3,023	(246,395)	124,049	2,051,230	(1,837,112)

Net assets beginning of year	43,529	125,897,540	1,190,544	68,628,659	1,151,795	119,790,847	3,849,870

Net assets end of year	$120,107	$116,943,178	$1,193,567	$68,382,264	$1,275,844	$121,842,077	$2,012,758

Contract unit transactions
Units outstanding at beginning of year	4,486	4,491,873	39,323	6,686,673	102,700	9,467,754	232,715
Units issued	8,059	535,667	2,324	995,715	118,958	12,224,915	283,401
Units redeemed	(2,648)	(1,146,433)	(5,371)	(1,426,852)	(115,754)	(12,276,746)	(405,017)
Units outstanding at end of year	9,897	3,881,107	36,276	6,255,536	105,904	9,415,923	111,099
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$105,915	$15,615,131	$72,237	$10,697,301	$1,381,097	$155,585,088	$4,883,069
Proceeds from sales	$35,794	$34,966,849	$171,669	$15,897,717	$1,392,748	$153,533,858	$6,720,181

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(711,183)	$(7,688)	$(767,447)	$(526)	$(1,638,830)	$(3,641)	$(5,587,521)
Net realized gain (loss) on investments in Funds	607,190	99,736	3,305,394	12,691	7,374,900	3,490	47,825,822
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,013,886	14,642	5,566,083	7,607	5,854,553	66,746	14,776,580
Net change in net assets
from operations	2,909,893	106,690	8,104,030	19,772	11,590,623	66,595	57,014,881

Contract transactions
Purchase payments	1,611,398	17,309	918,783	1,000	4,386,553	11,025	11,083,845
Surrenders and terminations	(7,055,081)	(726,855)	(6,620,081)	—	(14,870,176)	(9,485)	(52,507,474)
Transfers between Investment Divisions	1,855,674	(1,363,099)	(3,027,338)	(99,145)	(6,853,594)	9,029	(13,696,662)
Contract owner charges	(575,510)	(10,348)	(552,652)	(1,712)	(1,150,583)	(2,839)	(3,917,064)
Net change in net assets
from contract transactions	(4,163,519)	(2,082,993)	(9,281,288)	(99,857)	(18,487,800)	7,730	(59,037,355)

Net change in net assets	(1,253,626)	(1,976,303)	(1,177,258)	(80,085)	(6,897,177)	74,325	(2,022,474)

Net assets beginning of year	50,392,760	3,297,779	53,323,880	182,688	123,459,976	568,673	411,443,238

Net assets end of year	$49,139,134	$1,321,476	$52,146,622	$102,603	$116,562,799	$642,998	$409,420,764

Contract unit transactions
Units outstanding at beginning of year	1,969,608	88,441	2,900,257	8,372	6,140,367	23,008	9,662,475
Units issued	298,379	59,407	282,100	173	557,330	776	785,286
Units redeemed	(464,680)	(70,589)	(740,690)	(4,515)	(1,460,879)	(486)	(2,109,398)
Units outstanding at end of year	1,803,307	77,259	2,441,667	4,030	5,236,818	23,298	8,338,363
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,311,716	$611,936	$5,679,252	$4,161	$11,864,037	$21,016	$35,456,693
Proceeds from sales	$13,186,418	$2,702,617	$15,727,987	$104,544	$31,990,667	$16,927	$100,081,569

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$(9,530)	$(524,771)	$(2,256)	$(446,751)	$(995)	$(1,489,761)	$(2,300)
Net realized gain (loss) on investments in Funds	193,540	1,255,372	10,893	1,846,254	1,595	10,410,948	72,793
Net change in unrealized appreciation
(depreciation) on investments in Funds	121,150	2,583,055	41,253	2,915,675	34,091	3,972,839	(15,874)
Net change in net assets
from operations	305,160	3,313,656	49,890	4,315,178	34,691	12,894,026	54,619

Contract transactions
Purchase payments	308,744	3,186,530	2,217	2,575,345	3,000	3,294,961	—
Surrenders and terminations	(88,927)	(3,048,341)	(21,849)	(3,898,490)	(11,500)	(12,995,270)	(141,315)
Transfers between Investment Divisions	(325,719)	897,166	42,584	479,433	5	(5,735,103)	(117,858)
Contract owner charges	(25,980)	(381,707)	(5,671)	(345,474)	(3,594)	(1,185,713)	(5,459)
Net change in net assets
from contract transactions	(131,882)	653,648	17,281	(1,189,186)	(12,089)	(16,621,125)	(264,632)

Net change in net assets	173,278	3,967,304	67,171	3,125,992	22,602	(3,727,099)	(210,013)

Net assets beginning of year	1,869,211	36,631,049	424,238	31,887,448	233,363	104,394,018	527,537

Net assets end of year	$2,042,489	$40,598,353	$491,409	$35,013,440	$255,965	$100,666,919	$317,524

Contract unit transactions
Units outstanding at beginning of year	43,455	2,713,279	28,795	2,072,661	13,854	2,582,329	9,591
Units issued	16,233	1,010,563	8,433	478,571	164	215,359	1,174
Units redeemed	(19,888)	(957,965)	(6,867)	(552,317)	(822)	(613,161)	(5,822)
Units outstanding at end of year	39,800	2,765,877	30,361	1,998,915	13,196	2,184,527	4,943
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$773,842	$13,831,955	$121,337	$7,730,032	$3,006	$9,446,916	$79,450
Proceeds from sales	$915,254	$13,703,078	$106,312	$9,365,969	$16,090	$27,557,802	$346,382

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(1,923,787)	$(9,138)	$(689,634)	$(662)	$(1,194,999)	$(4,987)	$(2,532,308)
Net realized gain (loss) on investments in Funds	6,473,860	40,685	2,397,882	6,544	5,375,889	28,079	12,869,578
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,509,586	91,180	4,191,578	13,541	1,250,957	33,464	10,409,622
Net change in net assets
from operations	6,059,659	122,727	5,899,826	19,423	5,431,847	56,556	20,746,892

Contract transactions
Purchase payments	5,552,207	32,000	630,641	—	5,622,286	138,209	4,174,034
Surrenders and terminations	(16,834,799)	(74,767)	(5,462,281)	(4,170)	(8,608,760)	(42,763)	(14,813,217)
Transfers between Investment Divisions	(2,730,137)	(86,015)	(626,257)	(19,385)	755,261	(64,615)	(2,104,944)
Contract owner charges	(1,635,138)	(29,255)	(587,111)	(1,996)	(779,953)	(7,917)	(2,050,122)
Net change in net assets
from contract transactions	(15,647,867)	(158,037)	(6,045,008)	(25,551)	(3,011,166)	22,914	(14,794,249)

Net change in net assets	(9,588,208)	(35,310)	(145,182)	(6,128)	2,420,681	79,470	5,952,643

Net assets beginning of year	147,669,931	2,062,442	47,901,469	149,196	92,174,931	938,298	169,195,169

Net assets end of year	$138,081,723	$2,027,132	$47,756,287	$143,068	$94,595,612	$1,017,768	$175,147,812

Contract unit transactions
Units outstanding at beginning of year	3,011,356	30,284	3,558,086	9,615	5,770,535	54,907	4,122,908
Units issued	455,478	2,551	153,329	132	1,521,600	11,698	289,671
Units redeemed	(781,535)	(4,759)	(581,878)	(1,700)	(1,695,371)	(10,870)	(648,039)
Units outstanding at end of year	2,685,299	28,076	3,129,537	8,047	5,596,764	55,735	3,764,540
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$21,848,784	$160,504	$2,206,724	$2,076	$24,024,884	$203,762	$13,361,660
Proceeds from sales	$39,420,438	$327,679	$8,941,366	$28,289	$28,231,049	$185,835	$30,688,217

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(7,547)	$(800,173)	$—	$(4,709,030)	$(2,530)	$(2,117,032)	$(260)
Net realized gain (loss) on investments in Funds	21,012	2,152,911	—	35,277,432	165,419	9,992,480	7,716
Net change in unrealized appreciation
(depreciation) on investments in Funds	168,212	2,619,756	—	6,079,033	(99,669)	4,701,733	(1,312)
Net change in net assets
from operations	181,677	3,972,494	—	36,647,435	63,220	12,577,181	6,144

Contract transactions
Purchase payments	—	882,515	—	4,901,115	—	1,381,881	—
Surrenders and terminations	(40,879)	(6,122,210)	—	(41,166,974)	(137,870)	(19,936,234)	(63,939)
Transfers between Investment Divisions	113,915	(1,128,925)	—	(4,453,493)	(499,778)	(1,814,839)	—
Contract owner charges	(20,761)	(794,188)	—	(4,024,082)	(8,459)	(1,872,354)	(1,244)
Net change in net assets
from contract transactions	52,275	(7,162,808)	—	(44,743,434)	(646,107)	(22,241,546)	(65,183)

Net change in net assets	233,952	(3,190,314)	—	(8,095,999)	(582,887)	(9,664,365)	(59,039)

Net assets beginning of year	1,241,988	55,142,295	—	320,225,760	827,187	146,971,275	59,039

Net assets end of year	$1,475,940	$51,951,981	$—	$312,129,761	$244,300	$137,306,910	$—

Contract unit transactions
Units outstanding at beginning of year	26,990	3,596,784	—	8,396,119	26,217	7,289,857	2,898
Units issued	3,429	172,060	—	676,573	2,917	268,584	—
Units redeemed	(1,892)	(627,884)	—	(1,789,080)	(22,327)	(1,326,927)	(2,898)
Units outstanding at end of year	28,527	3,140,960	—	7,283,612	6,807	6,231,514	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$142,406	$2,765,857	$—	$28,143,663	$97,226	$5,693,458	$—
Proceeds from sales	$97,678	$10,728,838	$—	$77,596,127	$745,863	$30,052,036	$65,443

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$(4,275,902)	$—	$(3,069,736)	$(17,519)	$(42,631)	$(70)	$(890,044)
Net realized gain (loss) on investments in Funds	22,534,802	—	18,896,508	181,200	127,181	13	311,075
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,698,969	—	(2,741,076)	109,112	309,828	2,598	3,907,654
Net change in net assets
from operations	28,957,869	—	13,085,696	272,793	394,378	2,541	3,328,685

Contract transactions
Purchase payments	2,915,920	—	9,352,819	201,465	928,652	2,534	3,544,434
Surrenders and terminations	(36,177,360)	—	(23,741,893)	(206,663)	(328,900)	—	(9,283,600)
Transfers between Investment Divisions	(3,780,000)	—	1,733,256	20,262	1,556,000	31,546	(559,975)
Contract owner charges	(3,570,903)	—	(2,381,170)	(36,987)	(37,936)	(202)	(648,994)
Net change in net assets
from contract transactions	(40,612,343)	—	(15,036,988)	(21,923)	2,117,816	33,878	(6,948,135)

Net change in net assets	(11,654,474)	—	(1,951,292)	250,870	2,512,194	36,419	(3,619,450)

Net assets beginning of year	293,711,148	—	220,855,653	3,374,162	1,132,610	—	67,417,116

Net assets end of year	$282,056,674	$—	$218,904,361	$3,625,032	$3,644,804	$36,419	$63,797,666

Contract unit transactions
Units outstanding at beginning of year	9,696,435	—	2,094,155	22,123	110,273	—	3,376,789
Units issued	295,427	—	530,799	6,263	589,748	3,273	611,716
Units redeemed	(1,575,227)	—	(684,737)	(6,541)	(369,708)	(19)	(952,018)
Units outstanding at end of year	8,416,635	—	1,940,217	21,845	330,313	3,254	3,036,487
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,497,416	$—	$58,063,170	$1,004,818	$5,929,213	$34,079	$12,941,990
Proceeds from sales	$54,385,661	$—	$76,169,894	$1,044,260	$3,854,028	$271	$20,780,169

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Operations
Net investment income (loss)	$(4,319)	$(1,178,260)	$(6,590)	$(22,860)	$488	$(520,556)	$(1,375)
Net realized gain (loss) on investments in Funds	(6,366)	6,350,927	93,300	1,187,072	11,706	5,754,703	30,121
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,582	4,681,114	48,828	(314,884)	(883)	(338,225)	3,470
Net change in net assets
from operations	52,897	9,853,781	135,538	849,328	11,311	4,895,922	32,216

Contract transactions
Purchase payments	4,969	4,005,406	62,500	848,252	420	2,093,275	99,959
Surrenders and terminations	(765,701)	(11,054,252)	(223,328)	(668,473)	—	(4,700,425)	(943)
Transfers between Investment Divisions	(945,121)	(348,944)	(68,339)	(413,120)	(28,765)	5,537,682	135,324
Contract owner charges	(5,460)	(987,515)	(10,786)	(70,616)	(256)	(399,317)	(2,743)
Net change in net assets
from contract transactions	(1,711,313)	(8,385,305)	(239,953)	(303,957)	(28,601)	2,531,215	231,597

Net change in net assets	(1,658,416)	1,468,476	(104,415)	545,371	(17,290)	7,427,137	263,813

Net assets beginning of year	2,175,092	84,862,429	1,015,506	8,694,874	101,744	31,955,231	83,127

Net assets end of year	$516,676	$86,330,905	$911,091	$9,240,245	$84,454	$39,382,368	$346,940

Contract unit transactions
Units outstanding at beginning of year	75,338	4,033,462	39,486	538,982	5,750	1,726,789	4,157
Units issued	1,969	566,477	3,714	140,282	1,662	705,764	12,904
Units redeemed	(60,994)	(955,060)	(11,605)	(158,392)	(3,003)	(592,529)	(2,226)
Units outstanding at end of year	16,313	3,644,879	31,595	520,872	4,409	1,840,024	14,835
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$61,318	$12,649,002	$97,961	$3,510,922	$41,112	$16,798,767	$305,337
Proceeds from sales	$1,776,950	$22,212,567	$344,504	$2,807,240	$60,070	$12,394,545	$54,512

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$893,568	$41,990	$(1,069,067)	$(3,743)	$(858,108)	$(2,709)	$(1,489,582)
Net realized gain (loss) on investments in Funds	36,020	10,918	(74,794)	(20,622)	9,056,007	83,159	12,116,610
Net change in unrealized appreciation
(depreciation) on investments in Funds	238,294	(409)	5,266,313	70,020	9,355,830	53,178	(7,050,975)
Net change in net assets
from operations	1,167,882	52,499	4,122,452	45,655	17,553,729	133,628	3,576,053

Contract transactions
Purchase payments	1,940,127	222,864	2,003,839	144,041	5,084,929	54,591	4,628,076
Surrenders and terminations	(3,672,860)	(868,451)	(9,208,940)	(153,124)	(6,210,585)	(172,139)	(15,692,194)
Transfers between Investment Divisions	2,490,454	789,844	514,406	(573,642)	8,452,082	94,096	(4,867,247)
Contract owner charges	(231,215)	(5,772)	(687,260)	(2,565)	(673,371)	(5,789)	(1,121,774)
Net change in net assets
from contract transactions	526,506	138,485	(7,377,955)	(585,290)	6,653,055	(29,241)	(17,053,139)

Net change in net assets	1,694,388	190,984	(3,255,503)	(539,635)	24,206,784	104,387	(13,477,086)

Net assets beginning of year	25,305,036	794,063	82,538,849	1,291,223	56,546,781	496,320	119,636,946

Net assets end of year	$26,999,424	$985,047	$79,283,346	$751,588	$80,753,565	$600,707	$106,159,860

Contract unit transactions
Units outstanding at beginning of year	2,434,378	72,719	6,061,422	71,551	2,894,580	18,701	1,786,551
Units issued	838,994	207,040	714,100	10,052	1,803,441	18,772	272,332
Units redeemed	(787,260)	(194,394)	(1,252,433)	(43,206)	(1,561,240)	(20,950)	(531,285)
Units outstanding at end of year	2,486,112	85,365	5,523,089	38,397	3,136,781	16,523	1,527,598
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$10,167,997	$2,361,247	$10,164,209	$191,534	$39,303,519	$592,956	$17,636,580
Proceeds from sales	$8,747,923	$2,180,772	$18,611,231	$780,567	$33,508,572	$624,906	$36,179,301

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Operations
Net investment income (loss)	$(2,748)	$(340,903)	$(847)	$(1,108,820)	$(5,574)	$(887,008)	$(3,668)
Net realized gain (loss) on investments in Funds	12,460	1,447,560	2,036	6,489,383	11,721	2,692,831	32,355
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,541	(1,293,638)	(823)	4,750,877	174,459	14,860,635	170,434
Net change in net assets
from operations	31,253	(186,981)	366	10,131,440	180,606	16,666,458	199,121

Contract transactions
Purchase payments	301,548	1,374,598	5,906	5,128,795	75,826	1,867,226	1,400
Surrenders and terminations	(14,895)	(2,663,797)	(4,127)	(8,199,364)	(1,220)	(7,548,476)	(14,998)
Transfers between Investment Divisions	(1,282)	1,270,632	(586)	(810,700)	277,233	(817,739)	113,785
Contract owner charges	(4,923)	(252,224)	(2,121)	(903,985)	(9,978)	(752,443)	(8,243)
Net change in net assets
from contract transactions	280,448	(270,791)	(928)	(4,785,254)	341,861	(7,251,432)	91,944

Net change in net assets	311,701	(457,772)	(562)	5,346,186	522,467	9,415,026	291,065

Net assets beginning of year	325,259	24,220,080	172,965	81,732,235	952,437	60,646,871	637,619

Net assets end of year	$636,960	$23,762,308	$172,403	$87,078,421	$1,474,904	$70,061,897	$928,684

Contract unit transactions
Units outstanding at beginning of year	3,349	1,534,138	11,424	2,195,276	18,775	5,535,939	48,730
Units issued	4,225	696,481	818	503,110	7,453	756,659	20,017
Units redeemed	(875)	(708,475)	(879)	(632,647)	(940)	(1,348,787)	(14,039)
Units outstanding at end of year	6,699	1,522,144	11,363	2,065,739	25,288	4,943,811	54,708
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$364,963	$11,118,697	$14,563	$19,326,970	$392,497	$9,420,947	$310,107
Proceeds from sales	$87,263	$11,730,391	$16,338	$25,221,044	$56,210	$17,559,387	$221,831

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(1,801,114)	$(13,064)	$(1,840,213)	$(4,950)	$(3,680,810)	$(5,528)	$(270,540)
Net realized gain (loss) on investments in Funds	11,327,496	311,124	21,022,379	89,205	19,359,436	28,675	1,898,176
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,867,799)	(133,884)	(1,805,782)	40,539	16,494,888	131,158	1,319,603
Net change in net assets
from operations	6,658,583	164,176	17,376,384	124,794	32,173,514	154,305	2,947,239

Contract transactions
Purchase payments	7,029,256	296,703	6,823,063	518,430	11,252,597	283,481	2,181,369
Surrenders and terminations	(15,139,279)	(817,382)	(17,770,035)	(64,951)	(33,829,043)	(204,247)	(2,615,275)
Transfers between Investment Divisions	(12,093,251)	(2,035,776)	(6,738,753)	(43,290)	(8,530,988)	34,933	3,002,098
Contract owner charges	(1,347,415)	(41,181)	(1,382,124)	(8,706)	(2,714,082)	(11,172)	(226,809)
Net change in net assets
from contract transactions	(21,550,689)	(2,597,636)	(19,067,849)	401,483	(33,821,516)	102,995	2,341,383

Net change in net assets	(14,892,106)	(2,433,460)	(1,691,465)	526,277	(1,648,002)	257,300	5,288,622

Net assets beginning of year	135,694,532	3,735,205	130,507,257	597,897	273,216,240	937,762	17,838,654

Net assets end of year	$120,802,426	$1,301,745	$128,815,792	$1,124,174	$271,568,238	$1,195,062	$23,127,276

Contract unit transactions
Units outstanding at beginning of year	3,025,097	57,011	4,574,269	14,971	5,515,284	13,698	951,092
Units issued	677,830	6,004	1,680,197	21,645	974,027	7,200	644,902
Units redeemed	(1,146,660)	(43,722)	(2,326,876)	(11,050)	(1,638,214)	(5,316)	(537,642)
Units outstanding at end of year	2,556,267	19,293	3,927,590	25,566	4,851,097	15,582	1,058,352
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$31,626,920	$361,824	$51,956,299	$889,314	$49,656,645	$472,283	$13,351,817
Proceeds from sales	$54,978,723	$2,972,524	$72,864,361	$492,781	$87,158,971	$374,816	$11,280,974

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(2,018)	$(9,147,178)	$(16,613)	$(2,950,619)	$(20,153)	$(143,224)	$(572)
Net realized gain (loss) on investments in Funds	18,448	107,082,112	429,908	10,881,980	256,657	398,330	19,177
Net change in unrealized appreciation
(depreciation) on investments in Funds	48,012	16,354,087	252,715	46,274,818	831,664	1,053,071	(4,956)
Net change in net assets
from operations	64,442	114,289,021	666,010	54,206,179	1,068,168	1,308,177	13,649

Contract transactions
Purchase payments	155,983	35,046,857	490,223	7,369,491	190,989	754,636	—
Surrenders and terminations	(60,852)	(73,737,104)	(296,772)	(27,105,749)	(265,544)	(1,100,957)	(104,392)
Transfers between Investment Divisions	32,597	(24,702,786)	(136,026)	48,535,984	1,347,052	(86,348)	(20,444)
Contract owner charges	(5,188)	(6,814,805)	(33,707)	(2,348,225)	(55,783)	(116,328)	(1,590)
Net change in net assets
from contract transactions	122,540	(70,207,838)	23,718	26,451,501	1,216,714	(548,997)	(126,426)

Net change in net assets	186,982	44,081,183	689,728	80,657,680	2,284,882	759,180	(112,777)

Net assets beginning of year	245,246	641,375,334	3,199,867	163,044,281	2,572,534	10,079,511	169,011

Net assets end of year	$432,228	$685,456,517	$3,889,595	$243,701,961	$4,857,416	$10,838,691	$56,234

Contract unit transactions
Units outstanding at beginning of year	11,937	9,965,748	34,956	6,765,422	78,857	694,557	10,680
Units issued	9,446	2,152,996	15,052	3,050,613	77,795	253,052	527
Units redeemed	(3,426)	(3,191,103)	(14,747)	(2,046,837)	(42,431)	(286,351)	(8,071)
Units outstanding at end of year	17,957	8,927,641	35,261	7,769,198	114,221	661,258	3,136
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$201,933	$148,199,084	$1,469,497	$83,537,461	$2,858,325	$3,848,861	$8,893
Proceeds from sales	$81,411	$227,554,100	$1,462,392	$60,036,579	$1,661,764	$4,541,082	$135,891

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(8,605,209)	$(31,492)	$(236,930)	$(1,835)	$(3,559,587)	$(15,318)	$(19,261,024)
Net realized gain (loss) on investments in Funds	73,805,308	671,319	489,570	2,718	21,056,668	226,521	136,274,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	44,315,956	549,168	77,579	10,659	(3,971,053)	(15,807)	95,650,032
Net change in net assets
from operations	109,516,055	1,188,995	330,219	11,542	13,526,028	195,396	212,663,650

Contract transactions
Purchase payments	51,158,787	1,140,004	1,097,936	2,112	11,177,085	157,677	129,769,107
Surrenders and terminations	(72,491,488)	(420,554)	(1,377,421)	(15,807)	(30,621,741)	(146,294)	(157,883,097)
Transfers between Investment Divisions	(3,744,398)	339,454	1,146,558	15,526	(6,541,913)	(619,198)	20,040,891
Contract owner charges	(6,869,920)	(65,530)	(179,470)	(4,328)	(2,584,473)	(30,947)	(14,349,883)
Net change in net assets
from contract transactions	(31,947,019)	993,374	687,603	(2,497)	(28,571,042)	(638,762)	(22,422,982)

Net change in net assets	77,569,036	2,182,369	1,017,822	9,045	(15,045,014)	(443,366)	190,240,668

Net assets beginning of year	606,371,945	5,068,606	16,639,048	370,850	273,848,315	3,362,994	1,343,422,933

Net assets end of year	$683,940,981	$7,250,975	$17,656,870	$379,895	$258,803,301	$2,919,628	$1,533,663,601

Contract unit transactions
Units outstanding at beginning of year	6,597,178	49,172	1,318,301	27,694	4,940,137	45,927	26,209,418
Units issued	1,568,635	32,954	529,634	2,446	632,655	5,229	5,936,386
Units redeemed	(1,912,470)	(24,446)	(474,462)	(2,656)	(1,159,368)	(13,486)	(6,413,594)
Units outstanding at end of year	6,253,343	57,680	1,373,473	27,484	4,413,424	37,670	25,732,210
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$154,716,437	$3,614,261	$6,776,081	$34,378	$35,587,400	$385,922	$324,043,926
Proceeds from sales	$195,268,665	$2,652,379	$6,325,408	$38,710	$67,718,029	$1,040,002	$365,727,932

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(2,556,574)	$(11,907)	$(6,264,233)	$(10,946)	$(532,094)	$(2,277)	$(469,544)
Net realized gain (loss) on investments in Funds	10,645,302	138,524	38,398,805	134,837	3,432,626	56,650	2,003,841
Net change in unrealized appreciation
(depreciation) on investments in Funds	(901,716)	(41,471)	29,213,468	240,937	2,836,754	21,272	6,897,311
Net change in net assets
from operations	7,187,012	85,146	61,348,040	364,828	5,737,286	75,645	8,431,608

Contract transactions
Purchase payments	8,524,836	105,017	9,408,226	45,405	4,254,707	62,053	2,531,686
Surrenders and terminations	(21,749,415)	(231,493)	(61,440,727)	(82,519)	(3,384,482)	(143,053)	(3,871,850)
Transfers between Investment Divisions	(2,708,113)	(258,391)	(15,767,931)	135,988	(220,746)	175,075	22,306,942
Contract owner charges	(1,952,013)	(30,261)	(4,924,025)	(22,777)	(377,407)	(3,980)	(293,944)
Net change in net assets
from contract transactions	(17,884,705)	(415,128)	(72,724,457)	76,097	272,072	90,095	20,672,834

Net change in net assets	(10,697,693)	(329,982)	(11,376,417)	440,925	6,009,358	165,740	29,104,442

Net assets beginning of year	197,248,521	2,683,269	451,489,321	2,149,022	38,426,242	318,713	18,771,376

Net assets end of year	$186,550,828	$2,353,287	$440,112,904	$2,589,947	$44,435,600	$484,453	$47,875,818

Contract unit transactions
Units outstanding at beginning of year	4,485,789	45,054	20,350,026	88,368	1,731,129	13,143	467,214
Units issued	705,613	9,475	1,859,542	26,250	827,783	14,990	759,812
Units redeemed	(1,127,264)	(16,805)	(4,963,455)	(23,130)	(853,166)	(10,946)	(228,587)
Units outstanding at end of year	4,064,138	37,724	17,246,113	91,488	1,705,746	17,187	998,439
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$30,665,195	$555,201	$42,708,654	$651,018	$20,659,421	$386,681	$30,354,058
Proceeds from sales	$51,106,474	$982,236	$121,697,344	$585,867	$20,919,443	$298,863	$10,150,768

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(4,412)	$(2,077,828)	$(6,549)	$(14,060)	$(3,478)	$(197)	$(459,781)
Net realized gain (loss) on investments in Funds	44,566	11,036,251	94,183	43,558	2,035	37	3,526,274
Net change in unrealized appreciation
(depreciation) on investments in Funds	165,616	(2,682,025)	2,020	9,984	18,230	8,093	703,781
Net change in net assets
from operations	205,770	6,276,398	89,654	39,482	16,787	7,933	3,770,274

Contract transactions
Purchase payments	85,515	6,039,010	173,263	387,657	280,640	33,297	1,769,553
Surrenders and terminations	(73,436)	(17,691,750)	(268,142)	(50,152)	(9,465)	—	(3,220,127)
Transfers between Investment Divisions	332,422	(3,933,998)	65,107	38,555	423,163	24,856	(3,126,689)
Contract owner charges	(5,132)	(1,646,649)	(15,419)	(428)	(2,942)	—	(334,504)
Net change in net assets
from contract transactions	339,369	(17,233,387)	(45,191)	375,632	691,396	58,153	(4,911,767)

Net change in net assets	545,139	(10,956,989)	44,463	415,114	708,183	66,086	(1,141,493)

Net assets beginning of year	620,797	153,452,093	1,309,827	1,444,401	23,016	—	36,918,757

Net assets end of year	$1,165,936	$142,495,104	$1,354,290	$1,859,515	$731,199	$66,086	$35,777,264

Contract unit transactions
Units outstanding at beginning of year	11,703	4,043,271	26,403	110,085	2,156	—	1,520,561
Units issued	10,706	458,523	10,284	45,155	84,417	5,816	377,130
Units redeemed	(4,270)	(916,208)	(10,813)	(16,493)	(21,412)	(13)	(588,256)
Units outstanding at end of year	18,139	3,585,586	25,874	138,747	65,161	5,803	1,309,435
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$569,054	$17,700,171	$490,644	$587,274	$927,983	$58,297	$9,860,108
Proceeds from sales	$234,097	$37,011,386	$542,384	$225,702	$240,065	$341	$15,231,656

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(5,250)	$278,714	$9,747	$(29,621)	$(46,469)	$(847,439)	$(2,480)
Net realized gain (loss) on investments in Funds	101,163	10,436,901	131,779	142,518	518,475	1,615,236	22,478
Net change in unrealized appreciation
(depreciation) on investments in Funds	51,278	(6,639,560)	(81,713)	430,690	1,519,317	4,262,140	24,923
Net change in net assets
from operations	147,191	4,076,055	59,813	543,587	1,991,323	5,029,937	44,921

Contract transactions
Purchase payments	75,000	2,689,155	50,000	853,397	1,457,345	3,173,241	2,000
Surrenders and terminations	(130,379)	(4,799,499)	(10,897)	(405,070)	(558,943)	(7,843,417)	(20,845)
Transfers between Investment Divisions	453,360	(7,702,000)	(218,125)	76,161	2,990,214	24,428,715	36,929
Contract owner charges	(16,631)	(451,878)	(4,194)	(754)	(1,708)	(537,698)	(7,291)
Net change in net assets
from contract transactions	381,350	(10,264,222)	(183,216)	523,734	3,886,908	19,220,841	10,793

Net change in net assets	528,541	(6,188,167)	(123,403)	1,067,321	5,878,231	24,250,778	55,714

Net assets beginning of year	923,186	47,821,626	650,929	2,941,257	2,358,025	49,262,368	502,279

Net assets end of year	$1,451,727	$41,633,459	$527,526	$4,008,578	$8,236,256	$73,513,146	$557,993

Contract unit transactions
Units outstanding at beginning of year	34,538	2,352,313	29,744	307,960	185,022	3,874,569	34,019
Units issued	27,731	487,454	10,083	135,390	342,131	2,608,890	21,600
Units redeemed	(14,304)	(1,004,494)	(18,491)	(88,535)	(125,850)	(1,115,606)	(20,904)
Units outstanding at end of year	47,965	1,835,273	21,336	354,815	401,303	5,367,853	34,715
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$781,624	$21,228,851	$377,481	$1,438,932	$5,998,930	$33,945,332	$327,693
Proceeds from sales	$405,524	$20,812,150	$422,482	$944,819	$2,158,491	$15,571,930	$319,380

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(1,880,269)	$(17,563)	$(865,719)	$(15,083)	$(514,948)	$(3,221)	$(1,005,083)
Net realized gain (loss) on investments in Funds	6,985,877	583,302	1,602,808	53,492	273,011	4,392	1,303,915
Net change in unrealized appreciation
(depreciation) on investments in Funds	17,593,035	50,240	5,376,130	256,382	2,772,718	41,870	4,198,015
Net change in net assets
from operations	22,698,643	615,979	6,113,219	294,791	2,530,781	43,041	4,496,847

Contract transactions
Purchase payments	17,198,050	797,027	8,352,635	348,405	1,661,907	—	2,923,632
Surrenders and terminations	(12,406,072)	(2,082,861)	(6,556,692)	(68,321)	(3,494,979)	(87,779)	(11,098,394)
Transfers between Investment Divisions	31,484,564	737,551	8,032,939	271,506	1,678,667	(37,037)	2,819,469
Contract owner charges	(1,429,942)	(21,250)	(557,089)	(23,328)	(362,531)	(6,655)	(774,062)
Net change in net assets
from contract transactions	34,846,600	(569,533)	9,271,793	528,262	(516,936)	(131,471)	(6,129,355)

Net change in net assets	57,545,243	46,446	15,385,012	823,053	2,013,845	(88,430)	(1,632,508)

Net assets beginning of year	108,934,749	3,258,085	58,409,132	2,434,885	37,337,226	609,202	72,514,173

Net assets end of year	$166,479,992	$3,304,531	$73,794,144	$3,257,938	$39,351,071	$520,772	$70,881,665

Contract unit transactions
Units outstanding at beginning of year	2,742,508	77,441	5,307,573	204,108	3,118,236	46,113	4,951,853
Units issued	1,614,737	54,565	2,001,022	92,640	566,596	2,524	1,129,903
Units redeemed	(785,085)	(62,521)	(1,205,154)	(50,332)	(612,287)	(12,345)	(1,549,610)
Units outstanding at end of year	3,572,160	69,485	6,103,441	246,416	3,072,545	36,292	4,532,146
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$67,981,534	$2,384,926	$23,201,199	$1,158,090	$7,075,459	$35,099	$17,540,172
Proceeds from sales	$35,015,203	$2,972,022	$14,795,125	$644,911	$8,107,343	$169,791	$24,674,610

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(4,965)	$(1,169,661)	$(2,895)	$(7,538)	$(113)	$(576,205)	$(1,832)
Net realized gain (loss) on investments in Funds	4,666	3,449,889	40,213	8,030	12	440,403	5,805
Net change in unrealized appreciation
(depreciation) on investments in Funds	70,654	3,480,094	12,236	17,562	1,881	2,420,853	20,442
Net change in net assets
from operations	70,355	5,760,322	49,554	18,054	1,780	2,285,051	24,415

Contract transactions
Purchase payments	37,581	2,955,897	39,485	1,696,376	12,422	992,946	—
Surrenders and terminations	(59,301)	(11,139,214)	(65,660)	(1,870)	—	(6,198,045)	(20,285)
Transfers between Investment Divisions	22,325	2,478,054	(68,693)	(486,100)	—	(1,562,417)	(16,759)
Contract owner charges	(11,029)	(784,078)	(5,446)	(6,080)	(313)	(426,289)	(3,702)
Net change in net assets
from contract transactions	(10,424)	(6,489,341)	(100,314)	1,202,326	12,109	(7,193,805)	(40,746)

Net change in net assets	59,931	(729,019)	(50,760)	1,220,380	13,889	(4,908,754)	(16,331)

Net assets beginning of year	941,960	85,735,774	654,419	18,945	13,308	46,210,705	397,360

Net assets end of year	$1,001,891	$85,006,755	$603,659	$1,239,325	$27,197	$41,301,951	$381,029

Contract unit transactions
Units outstanding at beginning of year	51,169	3,274,107	17,951	1,837	1,279	2,724,060	28,914
Units issued	4,598	512,189	7,747	172,314	1,191	272,278	3,456
Units redeemed	(5,259)	(755,062)	(10,467)	(60,723)	(29)	(684,342)	(4,982)
Units outstanding at end of year	50,508	3,031,234	15,231	113,428	2,441	2,311,996	27,388
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$89,848	$13,909,711	$295,173	$1,864,970	$12,422	$4,811,005	$47,886
Proceeds from sales	$105,237	$21,568,713	$398,382	$670,182	$426	$12,581,015	$90,464

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Operations
Net investment income (loss)	$(307,111)	$(1,401)	$(2,419,938)	$(1,833)	$(433,621)	$(1,320)	$(176,376)
Net realized gain (loss) on investments in Funds	1,197,134	19,284	17,420,426	46,383	1,586,965	6,686	485,756
Net change in unrealized appreciation
(depreciation) on investments in Funds	174,695	(402)	6,277,991	(2,215)	3,809,241	41,278	1,446,712
Net change in net assets
from operations	1,064,718	17,481	21,278,479	42,335	4,962,585	46,644	1,756,092

Contract transactions
Purchase payments	1,369,753	35,000	1,561,003	51,093	2,627,929	—	10,607,856
Surrenders and terminations	(2,884,813)	(35,121)	(24,114,907)	(107,600)	(3,349,848)	(16,171)	(410,358)
Transfers between Investment Divisions	(1,352,702)	(14,574)	(5,103,290)	(132,958)	1,397,332	(13,862)	6,580,079
Contract owner charges	(224,453)	(3,740)	(1,156,468)	(3,084)	(174,416)	(25)	(150,102)
Net change in net assets
from contract transactions	(3,092,215)	(18,435)	(28,813,662)	(192,549)	500,997	(30,058)	16,627,475

Net change in net assets	(2,027,497)	(954)	(7,535,183)	(150,214)	5,463,582	16,586	18,383,567

Net assets beginning of year	23,865,832	332,829	162,450,960	395,537	33,621,658	303,864	2,217,415

Net assets end of year	$21,838,335	$331,875	$154,915,777	$245,323	$39,085,240	$320,450	$20,600,982

Contract unit transactions
Units outstanding at beginning of year	981,945	10,649	4,599,530	8,780	2,058,484	16,767	224,350
Units issued	172,610	5,063	159,703	7,640	414,607	16	2,630,707
Units redeemed	(302,384)	(5,634)	(928,898)	(5,172)	(378,628)	(1,497)	(1,014,619)
Units outstanding at end of year	852,171	10,078	3,830,335	11,248	2,094,463	15,286	1,840,438
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,210,328	$150,604	$6,175,755	$51,093	$7,057,064	$337	$27,507,641
Proceeds from sales	$7,609,654	$170,440	$37,409,355	$245,475	$6,989,688	$31,715	$11,056,542

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(563)	$(12,172,741)	$(47,639)	$(10,095,355)	$(30,912)	$(5,119,451)	$(10,464)
Net realized gain (loss) on investments in Funds	172	55,670,788	553,830	87,299,627	1,088,452	25,816,025	373,150
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,226	45,797,445	511,031	16,255,886	(174,148)	(15,408,119)	(295,234)
Net change in net assets
from operations	20,835	89,295,492	1,017,222	93,460,158	883,392	5,288,455	67,452

Contract transactions
Purchase payments	132,566	55,392,033	449,033	28,412,965	312,526	14,414,135	47,335
Surrenders and terminations	—	(94,073,736)	(1,118,915)	(99,581,461)	(3,034,941)	(42,386,978)	(1,602,141)
Transfers between Investment Divisions	5,102	13,518,032	1,218,029	(38,097,202)	662,942	(6,754,789)	(68,706)
Contract owner charges	(1,347)	(8,602,144)	(92,961)	(7,954,430)	(66,284)	(4,478,110)	(21,562)
Net change in net assets
from contract transactions	136,321	(33,765,815)	455,186	(117,220,128)	(2,125,757)	(39,205,742)	(1,645,074)

Net change in net assets	157,156	55,529,677	1,472,408	(23,759,970)	(1,242,365)	(33,917,287)	(1,577,622)

Net assets beginning of year	20,092	904,392,604	9,107,143	752,437,678	6,682,044	373,338,427	3,059,353

Net assets end of year	$177,248	$959,922,281	$10,579,551	$728,677,708	$5,439,679	$339,421,140	$1,481,731

Contract unit transactions
Units outstanding at beginning of year	2,027	34,049,450	310,714	4,826,813	29,513	2,145,936	11,818
Units issued	13,779	5,540,016	93,835	545,857	7,314	265,405	873
Units redeemed	(168)	(6,756,782)	(78,646)	(1,265,607)	(15,838)	(495,818)	(7,184)
Units outstanding at end of year	15,638	32,832,684	325,903	4,107,063	20,989	1,915,523	5,507
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$138,127	$154,470,886	$2,870,869	$88,880,250	$1,664,329	$46,422,498	$234,056
Proceeds from sales	$2,369	$200,409,442	$2,463,322	$216,195,733	$3,820,998	$90,747,691	$1,889,594

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(820,605)	$(5,889)	$(193,320)	$(583)	$(4,408,234)	$(17,358)	$(2,162,731)
Net realized gain (loss) on investments in Funds	1,310,306	186,285	530,826	3,417	25,277,066	561,728	5,207,319
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,911,496	(112,499)	615,074	6,907	9,308,833	(125,730)	18,044,018
Net change in net assets
from operations	2,401,197	67,897	952,580	9,741	30,177,665	418,640	21,088,606

Contract transactions
Purchase payments	2,801,010	15,707	1,016,877	5,770	15,246,638	208,699	6,582,961
Surrenders and terminations	(8,893,513)	(1,330,198)	(1,748,373)	(24,438)	(29,435,798)	(1,750,379)	(13,195,340)
Transfers between Investment Divisions	2,798,191	(967,374)	(756,810)	4,656	(2,868,948)	271,913	(477,710)
Contract owner charges	(611,027)	(4,379)	(121,712)	(1,597)	(3,202,791)	(37,278)	(1,792,841)
Net change in net assets
from contract transactions	(3,905,339)	(2,286,244)	(1,610,018)	(15,609)	(20,260,899)	(1,307,045)	(8,882,930)

Net change in net assets	(1,504,142)	(2,218,347)	(657,438)	(5,868)	9,916,766	(888,405)	12,205,676

Net assets beginning of year	62,541,722	2,875,641	16,890,302	134,562	295,750,609	4,074,983	150,670,682

Net assets end of year	$61,037,580	$657,294	$16,232,864	$128,694	$305,667,375	$3,186,578	$162,876,358

Contract unit transactions
Units outstanding at beginning of year	5,846,862	213,963	1,387,700	10,246	5,690,455	56,487	10,141,220
Units issued	1,132,982	6,711	243,477	796	1,137,014	12,219	1,024,574
Units redeemed	(1,507,713)	(174,939)	(379,184)	(1,930)	(1,507,848)	(29,253)	(1,605,383)
Units outstanding at end of year	5,472,131	45,735	1,251,993	9,112	5,319,621	39,453	9,560,411
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$12,566,915	$96,792	$3,062,256	$11,000	$62,310,856	$917,468	$16,343,833
Proceeds from sales	$17,292,859	$2,388,925	$4,865,594	$27,192	$86,979,989	$2,241,871	$27,389,494

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(37,714)	$(573,986)	$(4,445)	$(854,062)	$(26,695)	$(3,913)	$(908,137)
Net realized gain (loss) on investments in Funds	165,187	1,195,336	64,079	1,952,542	32,342	3,035	7,323,085
Net change in unrealized appreciation
(depreciation) on investments in Funds	927,919	3,977,074	42,898	6,755,118	754,034	69,445	8,525,305
Net change in net assets
from operations	1,055,392	4,598,424	102,532	7,853,598	759,681	68,567	14,940,253

Contract transactions
Purchase payments	772,935	2,127,433	—	3,745,757	181,995	62,636	9,168,588
Surrenders and terminations	(182,718)	(3,872,003)	(30,305)	(6,210,624)	(35,873)	(10,484)	(6,781,981)
Transfers between Investment Divisions	(311,567)	316,498	(266,337)	151,848	(5,972)	196,505	5,511,482
Contract owner charges	(56,078)	(382,936)	(2,807)	(639,015)	(60,716)	(50)	(889,747)
Net change in net assets
from contract transactions	222,572	(1,811,008)	(299,449)	(2,952,034)	79,434	248,607	7,008,342

Net change in net assets	1,277,964	2,787,416	(196,917)	4,901,564	839,115	317,174	21,948,595

Net assets beginning of year	6,473,239	45,262,116	997,048	64,089,450	5,430,088	198,671	74,876,397

Net assets end of year	$7,751,203	$48,049,532	$800,131	$68,991,014	$6,269,203	$515,845	$96,824,992

Contract unit transactions
Units outstanding at beginning of year	396,576	3,711,265	74,856	4,744,964	366,562	24,051	3,502,117
Units issued	60,225	437,158	367	445,602	13,049	30,592	2,042,165
Units redeemed	(46,387)	(581,871)	(21,499)	(659,306)	(8,608)	(3,521)	(1,766,808)
Units outstanding at end of year	410,414	3,566,552	53,724	4,531,260	371,003	51,122	3,777,474
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,027,077	$5,596,257	$5,106	$6,437,680	$211,299	$284,212	$57,320,039
Proceeds from sales	$842,219	$7,981,251	$309,000	$10,243,776	$158,560	$39,518	$45,342,914

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$1,005	$(40,038)	$(46)	$(342,741)	$(162)	$(7,861,876)	$(18,290)
Net realized gain (loss) on investments in Funds	96,074	106,007	25	(212,817)	(19,345)	41,292,264	82,131
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,574	116,810	729	8,656,146	98,078	42,838,768	458,071
Net change in net assets
from operations	193,653	182,779	708	8,100,588	78,571	76,269,156	521,912

Contract transactions
Purchase payments	32,422	126,522	—	614,053	5,580	25,577,899	785,536
Surrenders and terminations	(249,962)	(163,908)	—	(5,082,766)	(58,898)	(67,251,368)	(152,333)
Transfers between Investment Divisions	109,744	(166,844)	299	(1,511,747)	(281,305)	(8,693,170)	883,311
Contract owner charges	(12,211)	(29,794)	(174)	(438,888)	(4,523)	(5,892,421)	(22,528)
Net change in net assets
from contract transactions	(120,007)	(234,024)	125	(6,419,348)	(339,146)	(56,259,060)	1,493,986

Net change in net assets	73,646	(51,245)	833	1,681,240	(260,575)	20,010,096	2,015,898

Net assets beginning of year	883,613	3,263,342	9,660	39,907,976	453,775	573,762,268	2,884,793

Net assets end of year	$957,259	$3,212,097	$10,493	$41,589,216	$193,200	$593,772,364	$4,900,691

Contract unit transactions
Units outstanding at beginning of year	36,095	258,359	705	1,729,948	12,795	7,810,964	27,597
Units issued	11,833	54,196	22	169,088	1,175	783,682	16,846
Units redeemed	(15,601)	(71,857)	(12)	(419,291)	(9,564)	(1,525,577)	(3,037)
Units outstanding at end of year	32,327	240,698	715	1,479,745	4,406	7,069,069	41,406
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$400,421	$695,806	$300	$4,610,732	$51,238	$62,467,680	$1,822,412
Proceeds from sales	$462,483	$969,868	$221	$11,372,821	$390,546	$126,588,616	$346,716

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(829,940)	$(10,571)	$(593,531)	$(286)	$(777,938)	$(511)
Net realized gain (loss) on investments in Funds	4,315,293	133,063	684,263	518	4,354,037	241
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,750,935	134,817	2,941,291	4,969	2,771,409	11,857
Net change in net assets
from operations	8,236,288	257,309	3,032,023	5,201	6,347,508	11,587

Contract transactions
Purchase payments	806,184	161,025	375,866	12,422	1,065,677	—
Surrenders and terminations	(5,800,127)	(27,488)	(5,278,330)	(12,687)	(5,757,253)	—
Transfers between Investment Divisions	(1,453,809)	(124,480)	(1,646,192)	(5,583)	(2,369,750)	—
Contract owner charges	(673,259)	(14,939)	(464,343)	(573)	(604,766)	(1,037)
Net change in net assets
from contract transactions	(7,121,011)	(5,882)	(7,012,999)	(6,421)	(7,666,092)	(1,037)

Net change in net assets	1,115,277	251,427	(3,980,976)	(1,220)	(1,318,584)	10,550

Net assets beginning of year	58,485,570	1,531,878	43,566,648	61,278	54,211,658	81,710

Net assets end of year	$59,600,847	$1,783,305	$39,585,672	$60,058	$52,893,074	$92,260

Contract unit transactions
Units outstanding at beginning of year	3,383,585	81,657	2,511,690	2,795	938,800	1,082
Units issued	322,792	25,556	144,520	616	113,412	—
Units redeemed	(709,161)	(25,629)	(538,408)	(898)	(241,107)	(13)
Units outstanding at end of year	2,997,216	81,584	2,117,802	2,513	811,105	1,069
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,054,315	$506,690	$2,611,587	$13,855	$7,038,140	$—
Proceeds from sales	$14,005,266	$523,143	$10,218,117	$20,562	$15,482,170	$1,548

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,354,922)	$(2,475)	$(1,632)	$(505,832)	$(46)	$(247)	$(2,843,021)
Net realized gain (loss) on investments in Funds	6,298,157	24,815	(112)	898,364	539	367	10,193,731
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,674,879	36,742	9,464	1,401,208	(507)	941	10,108,892
Net change in net assets
from operations	9,618,114	59,082	7,720	1,793,740	(14)	1,061	17,459,602

Contract transactions
Purchase payments	6,719,835	40,000	383,952	2,198,447	10,048	—	4,281,181
Surrenders and terminations	(12,318,302)	(8,479)	(3,216)	(5,221,864)	(50,115)	(726)	(22,599,682)
Transfers between Investment Divisions	(2,777,715)	(119,349)	164,603	(983,072)	—	68,841	(3,682,575)
Contract owner charges	(1,151,174)	(7,484)	—	(244,613)	—	—	(2,341,924)
Net change in net assets
from contract transactions	(9,527,356)	(95,312)	545,339	(4,251,102)	(40,067)	68,115	(24,343,000)

Net change in net assets	90,758	(36,230)	553,059	(2,457,362)	(40,081)	69,176	(6,883,398)

Net assets beginning of year	96,675,218	454,471	114,258	44,470,561	50,044	33,189	201,518,643

Net assets end of year	$96,765,976	$418,241	$667,317	$42,013,199	$9,963	$102,365	$194,635,245

Contract unit transactions
Units outstanding at beginning of year	5,023,532	24,062	13,516	3,614,030	3,698	4,231	10,425,769
Units issued	476,173	2,383	69,865	472,793	698	8,481	589,826
Units redeemed	(948,479)	(6,716)	(5,057)	(820,416)	(3,698)	(372)	(1,789,879)
Units outstanding at end of year	4,551,226	19,729	78,324	3,266,407	698	12,340	9,225,716

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(1,125)	$231,878	$4,979	$20,028	$(1,229)	$(1,622,268)	$(653)
Net realized gain (loss) on investments in Funds	2,999	806,414	3,849	9,542	19,787	4,371,452	13,998
Net change in unrealized appreciation
(depreciation) on investments in Funds	19,489	2,775,387	25,448	(29,258)	16,309	4,262,107	(2,047)
Net change in net assets
from operations	21,363	3,813,679	34,276	312	34,867	7,011,291	11,298

Contract transactions
Purchase payments	—	2,935,749	—	324,566	147,162	2,811,127	—
Surrenders and terminations	(3,243)	(3,990,145)	(25,547)	(3,955)	(2,752)	(12,384,834)	(82,567)
Transfers between Investment Divisions	(2,953)	(759,229)	22,573	(71,217)	(149,548)	(1,354,155)	(524)
Contract owner charges	(2,862)	(203,496)	(5,316)	—	—	(1,259,859)	(451)
Net change in net assets
from contract transactions	(9,058)	(2,017,121)	(8,290)	249,394	(5,138)	(12,187,721)	(83,542)

Net change in net assets	12,305	1,796,558	25,986	249,706	29,729	(5,176,430)	(72,244)

Net assets beginning of year	207,251	40,770,405	321,278	331,295	257,584	118,273,124	179,526

Net assets end of year	$219,556	$42,566,963	$347,264	$581,001	$287,313	$113,096,694	$107,282

Contract unit transactions
Units outstanding at beginning of year	10,463	1,983,412	15,863	34,588	26,658	7,931,319	10,835
Units issued	15	188,369	1,164	31,579	14,331	651,259	—
Units redeemed	(433)	(285,448)	(1,446)	(8,889)	(15,549)	(1,446,345)	(4,879)
Units outstanding at end of year	10,045	1,886,333	15,581	57,278	25,440	7,136,233	5,956

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$261,418	$—	$(3,026,685)	$(677)	$270,998	$42,017	$(160,150)
Net realized gain (loss) on investments in Funds	(35,492)	—	11,678,911	12,516	527,566	17,153	423,563
Net change in unrealized appreciation
(depreciation) on investments in Funds	773,420	—	7,429,152	626	1,424,971	119,297	875,206
Net change in net assets
from operations	999,346	—	16,081,378	12,465	2,223,535	178,467	1,138,619

Contract transactions
Purchase payments	844,653	—	4,293,280	40,000	1,421,722	76,449	605,889
Surrenders and terminations	(942,897)	—	(28,325,898)	(80,349)	(3,561,499)	(77,496)	(1,629,281)
Transfers between Investment Divisions	(1,727,222)	—	(548,825)	6,736	(714,038)	(3,213)	(133,782)
Contract owner charges	(89,461)	—	(2,258,503)	(1,510)	(143,694)	(25,097)	(53,749)
Net change in net assets
from contract transactions	(1,914,927)	—	(26,839,946)	(35,123)	(2,997,509)	(29,357)	(1,210,923)

Net change in net assets	(915,581)	—	(10,758,568)	(22,658)	(773,974)	149,110	(72,304)

Net assets beginning of year	20,059,552	—	218,973,260	132,592	30,239,895	1,973,035	14,229,746

Net assets end of year	$19,143,971	$—	$208,214,692	$109,934	$29,465,921	$2,122,145	$14,157,442

Contract unit transactions
Units outstanding at beginning of year	1,394,966	—	11,883,141	6,638	1,727,805	100,033	1,311,507
Units issued	119,704	—	724,053	4,610	148,770	3,933	215,389
Units redeemed	(251,532)	—	(2,126,132)	(5,656)	(311,848)	(5,075)	(322,068)
Units outstanding at end of year	1,263,138	—	10,481,062	5,592	1,564,727	98,891	1,204,828

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(1,003)	$(194,092)	$4,343	$(1,132,228)	$(3,468)	$682,483	$7,122
Net realized gain (loss) on investments in Funds	1,082	90,531	(5,034)	3,366,880	13,199	(1,485,159)	(2,901)
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,045	1,920,726	23,239	3,261,673	44,426	1,918,914	1,328
Net change in net assets
from operations	20,124	1,817,165	22,548	5,496,325	54,157	1,116,238	5,549

Contract transactions
Purchase payments	—	1,273,788	—	1,993,372	14,175	1,197,644	97,500
Surrenders and terminations	(8,824)	(5,943,164)	(740)	(11,635,976)	(80,346)	(3,681,287)	(4,564)
Transfers between Investment Divisions	(633)	(2,987,189)	(36,157)	(1,108,089)	1,295	(1,412,816)	(20,482)
Contract owner charges	(3,228)	(578,210)	(7,214)	(746,148)	(7,243)	(363,319)	(2,200)
Net change in net assets
from contract transactions	(12,685)	(8,234,775)	(44,111)	(11,496,841)	(72,119)	(4,259,778)	70,254

Net change in net assets	7,439	(6,417,610)	(21,563)	(6,000,516)	(17,962)	(3,143,540)	75,803

Net assets beginning of year	217,649	53,796,383	464,485	88,294,859	722,127	32,183,293	117,188

Net assets end of year	$225,088	$47,378,773	$442,922	$82,294,343	$704,165	$29,039,753	$192,991

Contract unit transactions
Units outstanding at beginning of year	18,461	4,424,879	29,848	6,919,839	56,937	2,505,088	8,528
Units issued	45	426,236	1,543	1,049,669	3,170	319,715	10,652
Units redeemed	(1,062)	(1,072,810)	(4,103)	(1,941,143)	(8,480)	(641,364)	(5,758)
Units outstanding at end of year	17,444	3,778,305	27,288	6,028,365	51,627	2,183,439	13,422

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(466,116)	$(6,068)	$(2,181,838)	$(8,106)	$(1,483,618)	$(5,338)	$(1,886)
Net realized gain (loss) on investments in Funds	1,130,109	34,618	3,949,381	(13,421)	7,430,166	17,025	4,677
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,159,845	51,318	10,521,121	173,352	1,881,478	89,074	28,977
Net change in net assets
from operations	1,823,838	79,868	12,288,664	151,825	7,828,026	100,761	31,768

Contract transactions
Purchase payments	2,821,550	73,318	6,112,129	67,152	2,977,385	258,008	16,586
Surrenders and terminations	(2,474,759)	(64,859)	(12,542,349)	(155,502)	(11,367,055)	(57,320)	(142,791)
Transfers between Investment Divisions	(743,754)	38,188	1,977,149	9,660	(2,594,887)	(13,605)	1,028,476
Contract owner charges	(409,181)	(16,189)	(1,847,082)	(25,046)	(1,257,155)	(14,754)	—
Net change in net assets
from contract transactions	(806,144)	30,458	(6,300,153)	(103,736)	(12,241,712)	172,329	902,271

Net change in net assets	1,017,694	110,326	5,988,511	48,089	(4,413,686)	273,090	934,039

Net assets beginning of year	33,431,976	1,148,551	149,707,657	1,556,303	103,066,119	1,014,380	—

Net assets end of year	$34,449,670	$1,258,877	$155,696,168	$1,604,392	$98,652,433	$1,287,470	$934,039

Contract unit transactions
Units outstanding at beginning of year	1,838,670	58,114	2,094,127	14,970	3,457,994	25,908
Units issued	341,699	9,384	342,072	2,672	644,371	6,495	67,669
Units redeemed	(386,119)	(7,866)	(425,007)	(3,451)	(1,040,658)	(2,288)	(9,022)
Units outstanding at end of year	1,794,250	59,632	2,011,192	14,191	3,061,707	30,115	58,647

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$—	$(114,282)	$(995)	$(30,631)	$(806)	$(2,929,324)	$(5,775)
Net realized gain (loss) on investments in Funds	—	1,686,880	1,856	76,970	8,054	9,394,581	13,421
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,417,291	21,768	37,686	3,992	21,357,376	186,902
Net change in net assets
from operations	—	4,989,889	22,629	84,025	11,240	27,822,633	194,548

Contract transactions
Purchase payments	—	3,050,260	115,709	297,447	60,000	21,685,075	44,833
Surrenders and terminations	—	(1,466,353)	(4,666)	(15,453)	(4,041)	(18,737,305)	(31,313)
Transfers between Investment Divisions	—	17,313	83,270	212,588	68,183	157,199	9,641
Contract owner charges	—	(245,550)	—	(28,149)	(2,478)	(2,202,481)	(6,701)
Net change in net assets
from contract transactions	—	1,355,670	194,313	466,433	121,664	902,488	16,460

Net change in net assets	—	6,345,559	216,942	550,458	132,904	28,725,121	211,008

Net assets beginning of year	—	18,350,432	145,233	1,882,476	82,986	193,175,413	1,211,013

Net assets end of year	$—	$24,695,991	$362,175	$2,432,934	$215,890	$221,900,534	$1,422,021

Contract unit transactions
Units outstanding at beginning of year		897,157	15,577	178,445	7,699	8,923,728	40,928
Units issued	—	398,031	22,392	83,891	24,961	1,887,719	2,502
Units redeemed	—	(324,177)	(2,038)	(42,080)	(13,759)	(1,896,023)	(2,067)
Units outstanding at end of year	—	971,011	35,931	220,256	18,901	8,915,424	41,363

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(260,384)	$(6,362)	$(338,912)	$(1,900)	$(291,179)	$(2,055)	$(950,427)
Net realized gain (loss) on investments in Funds	118,029	1,713	1,128,086	11,674	(372,469)	165	3,093,383
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,682	2,042	1,371,703	17,873	(286,659)	(15,137)	5,631,960
Net change in net assets
from operations	(106,673)	(2,607)	2,160,877	27,647	(950,307)	(17,027)	7,774,916

Contract transactions
Purchase payments	3,149,099	848,257	3,412,924	200,116	614,488	306,328	4,052,330
Surrenders and terminations	(2,629,137)	(68,779)	(4,784,862)	(74,841)	(2,127,767)	(10,190)	(5,190,549)
Transfers between Investment Divisions	1,767,338	70,106	511,805	38	(36,409)	(15,636)	567,424
Contract owner charges	(190,086)	(6,104)	(234,036)	(1,592)	(256,779)	(1,161)	(705,803)
Net change in net assets
from contract transactions	2,097,214	843,480	(1,094,169)	123,721	(1,806,467)	279,341	(1,276,598)

Net change in net assets	1,990,541	840,873	1,066,708	151,368	(2,756,774)	262,314	6,498,318

Net assets beginning of year	18,219,269	674,816	23,976,911	220,829	21,556,974	186,700	66,941,037

Net assets end of year	$20,209,810	$1,515,689	$25,043,619	$372,197	$18,800,200	$449,014	$73,439,355

Contract unit transactions
Units outstanding at beginning of year	2,047,554	73,568	1,937,730	16,896	2,333,011	17,814	2,870,088
Units issued	993,310	102,461	475,069	17,081	336,253	30,392	481,580
Units redeemed	(759,522)	(11,114)	(537,340)	(7,777)	(534,368)	(3,477)	(534,389)
Units outstanding at end of year	2,281,342	164,915	1,875,459	26,200	2,134,896	44,729	2,817,279

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(7,695)	$(580,039)	$(1,638)	$(3,198,282)	$(12,988)	$(5,276,776)	$(27,403)
Net realized gain (loss) on investments in Funds	28,603	972,304	974	12,330,615	81,381	25,707,227	319,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	137,487	(156,231)	13,577	15,292,244	209,478	78,972,469	1,268,247
Net change in net assets
from operations	158,395	236,034	12,913	24,424,577	277,871	99,402,920	1,560,805

Contract transactions
Purchase payments	399,404	1,164,196	139,355	15,067,208	291,974	36,679,832	1,249,122
Surrenders and terminations	(135,919)	(3,767,770)	(8,012)	(22,707,311)	(247,332)	(26,388,731)	(383,595)
Transfers between Investment Divisions	88,801	(623,092)	33,376	(7,035,196)	(41,888)	28,242,105	(272,714)
Contract owner charges	(13,118)	(535,769)	(3,220)	(2,742,783)	(11,910)	(4,023,387)	(61,980)
Net change in net assets
from contract transactions	339,168	(3,762,435)	161,499	(17,418,082)	(9,156)	34,509,819	530,833

Net change in net assets	497,563	(3,526,401)	174,412	7,006,495	268,715	133,912,739	2,091,638

Net assets beginning of year	1,055,994	41,522,071	190,450	222,497,303	2,160,112	328,045,550	4,447,863

Net assets end of year	$1,553,557	$37,995,670	$364,862	$229,503,798	$2,428,827	$461,958,289	$6,539,501

Contract unit transactions
Units outstanding at beginning of year	42,009	2,196,141	8,466	10,203,855	87,961	7,566,954	90,497
Units issued	18,636	211,978	8,388	1,233,259	23,209	2,320,471	34,250
Units redeemed	(5,741)	(409,580)	(523)	(1,983,626)	(23,103)	(1,664,696)	(23,130)
Units outstanding at end of year	54,904	1,998,539	16,331	9,453,488	88,067	8,222,729	101,617

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(9,059,617)	$(36,417)	$(1,234,686)	$(5,164)	$(273)	$—	$(2,090,650)
Net realized gain (loss) on investments in Funds	56,032,874	600,146	2,627,836	11,152	(3)	—	7,310,000
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,562,322	1,050,659	101,703	14,046	(5,326)	—	6,445,441
Net change in net assets
from operations	126,535,579	1,614,388	1,494,853	20,034	(5,602)	—	11,664,791

Contract transactions
Purchase payments	50,769,190	841,841	1,884,081	302,405	309,841	—	5,858,775
Surrenders and terminations	(61,579,976)	(827,203)	(8,919,557)	(76,974)	(346)	—	(14,585,726)
Transfers between Investment Divisions	(4,235,707)	(260,717)	(229,258)	77,880	18,050	—	(917,367)
Contract owner charges	(7,502,683)	(91,783)	(1,024,592)	(7,196)	(43)	—	(1,593,164)
Net change in net assets
from contract transactions	(22,549,176)	(337,862)	(8,289,326)	296,115	327,502	—	(11,237,482)

Net change in net assets	103,986,403	1,276,526	(6,794,473)	316,149	321,900	—	427,309

Net assets beginning of year	581,323,034	6,746,195	86,481,667	661,772	—	—	146,856,323

Net assets end of year	$685,309,437	$8,022,721	$79,687,194	$977,921	$321,900	$—	$147,283,632

Contract unit transactions
Units outstanding at beginning of year	16,381,769	159,664	5,912,035	39,156			8,100,087
Units issued	2,776,297	52,322	676,283	24,382	32,908	—	818,985
Units redeemed	(3,361,323)	(57,522)	(1,209,861)	(6,613)	(39)	—	(1,411,136)
Units outstanding at end of year	15,796,743	154,464	5,378,457	56,925	32,869	—	7,507,936

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(9,667)	$(1,205,831)	$(5,416)	$(4,313,446)	$(7,339)	$(576,097)	$(886)
Net realized gain (loss) on investments in Funds	2,507	3,123,663	33,996	25,025,905	86,303	1,786,852	7,186
Net change in unrealized appreciation
(depreciation) on investments in Funds	174,233	1,849,704	32,148	23,203,467	149,664	3,761,939	13,736
Net change in net assets
from operations	167,073	3,767,536	60,728	43,915,926	228,628	4,972,694	20,036

Contract transactions
Purchase payments	—	2,547,586	123,745	10,182,449	428,730	951,750	82,336
Surrenders and terminations	(4,317)	(6,607,305)	(52,471)	(31,103,629)	(161,821)	(3,149,989)	—
Transfers between Investment Divisions	542,622	(303,504)	92,056	2,288,638	399,644	(1,404,190)	10,190
Contract owner charges	(12,777)	(1,050,693)	(16,721)	(3,488,192)	(21,086)	(465,176)	(2,106)
Net change in net assets
from contract transactions	525,528	(5,413,916)	146,609	(22,120,734)	645,467	(4,067,605)	90,420

Net change in net assets	692,601	(1,646,380)	207,337	21,795,192	874,095	905,089	110,456

Net assets beginning of year	1,721,305	80,881,761	1,060,856	269,882,548	1,135,562	37,344,534	98,271

Net assets end of year	$2,413,906	$79,235,381	$1,268,193	$291,677,740	$2,009,657	$38,249,623	$208,727

Contract unit transactions
Units outstanding at beginning of year	83,290	5,136,042	56,237	8,664,680	30,035	2,705,600	6,716
Units issued	24,910	593,597	21,554	1,102,350	23,115	280,861	9,241
Units redeemed	(1,042)	(929,836)	(14,287)	(1,760,640)	(8,459)	(548,809)	(3,542)
Units outstanding at end of year	107,158	4,799,803	63,504	8,006,390	44,691	2,437,652	12,415

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(2,004,172)	$(2,259)	$(820,527)	$(1,455)	$(5,130,460)	$(17,758)	$265,096
Net realized gain (loss) on investments in Funds	7,459,942	5,365	3,816,473	2,096	37,874,973	443,982	7,333,318
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,499,820	30,608	(5,404,966)	(12,518)	58,223,052	488,303	(6,001,536)
Net change in net assets
from operations	10,955,590	33,714	(2,409,020)	(11,877)	90,967,565	914,527	1,596,878

Contract transactions
Purchase payments	3,237,637	177,579	2,128,287	26,824	15,106,374	72,766	2,632,375
Surrenders and terminations	(16,186,025)	(42,892)	(6,281,137)	(35,930)	(39,169,138)	(412,379)	(5,391,456)
Transfers between Investment Divisions	(1,869,665)	6,364	(2,311,255)	(9,617)	(6,254,929)	7,739	3,509,869
Contract owner charges	(1,640,482)	(2,991)	(653,139)	(4,405)	(4,419,570)	(43,470)	(713,675)
Net change in net assets
from contract transactions	(16,458,535)	138,060	(7,117,244)	(23,128)	(34,737,263)	(375,344)	37,113

Net change in net assets	(5,502,945)	171,774	(9,526,264)	(35,005)	56,230,302	539,183	1,633,991

Net assets beginning of year	142,787,923	293,809	61,812,548	329,722	316,498,655	3,082,463	59,511,375

Net assets end of year	$137,284,978	$465,583	$52,286,284	$294,717	$372,728,957	$3,621,646	$61,145,366

Contract unit transactions
Units outstanding at beginning of year	8,684,474	15,953	5,319,108	23,326	2,984,755	19,620	2,976,070
Units issued	587,242	9,979	1,353,913	2,982	459,256	7,114	721,024
Units redeemed	(1,539,590)	(2,682)	(1,952,083)	(4,653)	(739,460)	(9,137)	(742,312)
Units outstanding at end of year	7,732,126	23,250	4,720,938	21,655	2,704,551	17,597	2,954,782

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Operations
Net investment income (loss)	$12,291	$(1,089,404)	$(8,371)	$300,509	$9,351	$182,769	$17,599
Net realized gain (loss) on investments in Funds	83,139	10,920,027	159,070	(352,439)	(403)	263,569	18,319
Net change in unrealized appreciation
(depreciation) on investments in Funds	(65,275)	8,726,410	232,117	357,086	(1,681)	146,801	(16,684)
Net change in net assets
from operations	30,155	18,557,033	382,816	305,156	7,267	593,139	19,234

Contract transactions
Purchase payments	212,075	6,565,655	18,489	500,022	6,366	1,259,773	23,557
Surrenders and terminations	(168,531)	(5,983,678)	(282,327)	(1,080,499)	(3,288)	(1,436,584)	(78,835)
Transfers between Investment Divisions	88,623	(9,195,827)	32,294	236,938	5,112	285,571	206,112
Contract owner charges	(8,584)	(846,869)	(19,032)	(94,895)	(3,189)	(221,124)	(8,931)
Net change in net assets
from contract transactions	123,583	(9,460,719)	(250,576)	(438,434)	5,001	(112,364)	141,903

Net change in net assets	153,738	9,096,314	132,240	(133,278)	12,268	480,775	161,137

Net assets beginning of year	638,014	71,381,851	1,426,741	8,289,581	176,584	19,765,393	652,885

Net assets end of year	$791,752	$80,478,165	$1,558,981	$8,156,303	$188,852	$20,246,168	$814,022

Contract unit transactions
Units outstanding at beginning of year	22,267	3,533,825	65,800	675,497	13,453	1,604,707	50,079
Units issued	10,992	1,126,179	12,735	226,719	797	435,344	38,935
Units redeemed	(6,602)	(1,496,348)	(22,006)	(257,473)	(458)	(436,822)	(28,935)
Units outstanding at end of year	26,657	3,163,656	56,529	644,743	13,792	1,603,229	60,079

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(1,066,131)	$(4,650)	$(510,039)	$(9,957)	$(1,946,811)	$(7,278)	$(124,915)
Net realized gain (loss) on investments in Funds	7,673,319	124,754	1,648,951	96,976	(45,575)	(1,871)	88,238
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,325,253	54,195	1,613,205	106,214	3,213,524	28,471	555,536
Net change in net assets
from operations	12,932,441	174,299	2,752,117	193,233	1,221,138	19,322	518,859

Contract transactions
Purchase payments	1,687,633	67,480	1,990,383	61,543	3,100,456	10,144	404,269
Surrenders and terminations	(8,560,891)	(58,369)	(3,546,246)	(69,400)	(17,611,951)	(156,656)	(747,184)
Transfers between Investment Divisions	(1,014,567)	(111,005)	1,113,703	(33,431)	4,075,374	651,652	497,532
Contract owner charges	(824,800)	(11,747)	(437,753)	(13,836)	(1,550,854)	(10,023)	(100,335)
Net change in net assets
from contract transactions	(8,712,625)	(113,641)	(879,913)	(55,124)	(11,986,975)	495,117	54,282

Net change in net assets	4,219,816	60,658	1,872,204	138,109	(10,765,837)	514,439	573,141

Net assets beginning of year	72,292,421	894,015	37,306,718	2,165,652	141,142,021	1,256,479	9,539,951

Net assets end of year	$76,512,237	$954,673	$39,178,922	$2,303,761	$130,376,184	$1,770,918	$10,113,092

Contract unit transactions
Units outstanding at beginning of year	1,270,615	10,505	1,452,988	96,617	7,171,106	45,554	895,460
Units issued	143,922	4,304	375,164	12,558	1,014,680	24,939	134,975
Units redeemed	(282,575)	(5,196)	(414,501)	(19,961)	(1,626,119)	(6,773)	(131,739)
Units outstanding at end of year	1,131,962	9,613	1,413,651	89,214	6,559,667	63,720	898,696

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Operations
Net investment income (loss)	$(182)	$(1,750,488)	$(5,854)	$(909,271)	$(6,509)	$4,091,234	$159,584
Net realized gain (loss) on investments in Funds	4	9,276,985	131,095	(388,762)	(8,877)	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,774	6,346,226	24,322	2,159,615	42,388	—	—
Net change in net assets
from operations	2,596	13,872,723	149,563	861,582	27,002	4,091,234	159,584

Contract transactions
Purchase payments	—	4,949,265	4,805	2,278,167	18,019	22,485,055	1,704,197
Surrenders and terminations	—	(11,224,672)	(256,988)	(7,414,635)	(80,430)	(66,226,052)	(146,588)
Transfers between Investment Divisions	4,559	(8,008,238)	10,252	609,808	(15,427)	36,881,719	(1,048,168)
Contract owner charges	(575)	(1,486,098)	(11,362)	(665,152)	(6,732)	(1,095,546)	(14,003)
Net change in net assets
from contract transactions	3,984	(15,769,743)	(253,293)	(5,191,812)	(84,570)	(7,954,824)	495,438

Net change in net assets	6,580	(1,897,020)	(103,730)	(4,330,230)	(57,568)	(3,863,590)	655,022

Net assets beginning of year	36,949	127,794,560	1,294,274	72,958,889	1,209,363	123,654,437	3,194,848

Net assets end of year	$43,529	$125,897,540	$1,190,544	$68,628,659	$1,151,795	$119,790,847	$3,849,870

Contract unit transactions
Units outstanding at beginning of year	4,155	5,092,798	48,891	7,212,019	110,842	10,138,694	201,685
Units issued	389	726,407	16,753	1,033,834	19,533	10,572,688	190,419
Units redeemed	(58)	(1,327,332)	(26,321)	(1,559,180)	(27,675)	(11,243,628)	(159,389)
Units outstanding at end of year	4,486	4,491,873	39,323	6,686,673	102,700	9,467,754	232,715

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(741,866)	$(10,592)	$(790,179)	$(1,093)	$(1,829,483)	$(3,424)	$(5,981,678)
Net realized gain (loss) on investments in Funds	14,748	6,097	2,632,261	13,886	5,850,935	2,785	47,769,652
Net change in unrealized appreciation
(depreciation) on investments in Funds	916,865	40,924	796,223	5,807	2,269,265	34,131	27,581,933
Net change in net assets
from operations	189,747	36,429	2,638,305	18,600	6,290,717	33,492	69,369,907

Contract transactions
Purchase payments	1,870,362	395,928	1,810,040	19,452	4,123,848	—	6,875,321
Surrenders and terminations	(6,238,270)	(32,116)	(5,433,103)	(110,371)	(15,528,300)	(10,283)	(57,050,974)
Transfers between Investment Divisions	4,634,647	1,267,417	1,168,049	22,805	(457,043)	7,213	(15,362,701)
Contract owner charges	(618,538)	(7,671)	(592,162)	(3,749)	(1,340,496)	(2,865)	(4,407,074)
Net change in net assets
from contract transactions	(351,799)	1,623,558	(3,047,176)	(71,863)	(13,201,991)	(5,935)	(69,945,428)

Net change in net assets	(162,052)	1,659,987	(408,871)	(53,263)	(6,911,274)	27,557	(575,521)

Net assets beginning of year	50,554,812	1,637,792	53,732,751	235,951	130,371,250	541,116	412,018,759

Net assets end of year	$50,392,760	$3,297,779	$53,323,880	$182,688	$123,459,976	$568,673	$411,443,238

Contract unit transactions
Units outstanding at beginning of year	1,992,500	44,539	3,047,030	11,292	6,805,347	23,216	11,383,796
Units issued	389,479	48,934	726,714	5,247	696,167	365	724,162
Units redeemed	(412,371)	(5,032)	(873,487)	(8,167)	(1,361,147)	(573)	(2,445,483)
Units outstanding at end of year	1,969,608	88,441	2,900,257	8,372	6,140,367	23,008	9,662,475

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$(7,289)	$(493,457)	$(2,223)	$(433,849)	$(374)	$(1,624,549)	$(2,835)
Net realized gain (loss) on investments in Funds	152,324	1,596,562	54,840	1,492,610	1,908	9,546,206	40,856
Net change in unrealized appreciation
(depreciation) on investments in Funds	108,478	(480,987)	(28,677)	2,239,350	1,737	6,406,082	26,229
Net change in net assets
from operations	253,513	622,118	23,940	3,298,111	3,271	14,327,739	64,250

Contract transactions
Purchase payments	359,016	2,738,408	59,591	2,816,268	7,000	1,896,156	79,158
Surrenders and terminations	(6,263)	(2,472,621)	(207,356)	(2,559,383)	(16,709)	(11,833,470)	(41,602)
Transfers between Investment Divisions	(84,749)	4,878,646	77,883	(245,680)	199,917	(4,145,393)	(13,658)
Contract owner charges	(22,929)	(377,935)	(6,758)	(346,276)	(1,424)	(1,333,346)	(5,977)
Net change in net assets
from contract transactions	245,075	4,766,498	(76,640)	(335,071)	188,784	(15,416,053)	17,921

Net change in net assets	498,588	5,388,616	(52,700)	2,963,040	192,055	(1,088,314)	82,171

Net assets beginning of year	1,370,623	31,242,433	476,938	28,924,408	41,308	105,482,332	445,366

Net assets end of year	$1,869,211	$36,631,049	$424,238	$31,887,448	$233,363	$104,394,018	$527,537

Contract unit transactions
Units outstanding at beginning of year	39,758	2,400,506	33,932	2,089,232	2,778	2,976,503	9,158
Units issued	19,224	962,745	15,291	574,646	12,242	257,882	5,589
Units redeemed	(15,527)	(649,972)	(20,428)	(591,217)	(1,166)	(652,056)	(5,156)
Units outstanding at end of year	43,455	2,713,279	28,795	2,072,661	13,854	2,582,329	9,591

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(2,066,379)	$(9,017)	$(748,226)	$(749)	$(1,106,441)	$(4,333)	$(2,564,161)
Net realized gain (loss) on investments in Funds	6,418,316	28,565	2,309,378	4,730	4,360,552	36,824	11,829,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,691,928	258,675	1,905,754	8,490	9,581,862	99,897	9,818,143
Net change in net assets
from operations	20,043,865	278,223	3,466,906	12,471	12,835,973	132,388	19,083,024

Contract transactions
Purchase payments	5,762,930	201,540	747,612	—	7,139,888	96,621	6,725,654
Surrenders and terminations	(15,144,882)	(52,606)	(5,363,930)	(16,622)	(9,644,730)	(151,916)	(16,086,010)
Transfers between Investment Divisions	1,263,927	(32,576)	(1,463,697)	(932)	7,471,567	76,648	(935,662)
Contract owner charges	(1,793,968)	(27,915)	(654,941)	(2,086)	(735,985)	(8,837)	(2,146,299)
Net change in net assets
from contract transactions	(9,911,993)	88,443	(6,734,956)	(19,640)	4,230,740	12,516	(12,442,317)

Net change in net assets	10,131,872	366,666	(3,268,050)	(7,169)	17,066,713	144,904	6,640,707

Net assets beginning of year	137,538,059	1,695,776	51,169,519	156,365	75,108,218	793,394	162,554,462

Net assets end of year	$147,669,931	$2,062,442	$47,901,469	$149,196	$92,174,931	$938,298	$169,195,169

Contract unit transactions
Units outstanding at beginning of year	3,223,214	28,981	4,065,755	10,925	5,467,425	54,566	4,442,669
Units issued	635,881	9,909	215,465	401	1,836,497	11,634	383,671
Units redeemed	(847,739)	(8,606)	(723,134)	(1,711)	(1,533,387)	(11,293)	(703,432)
Units outstanding at end of year	3,011,356	30,284	3,558,086	9,615	5,770,535	54,907	4,122,908

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(7,102)	$(893,922)	$—	$(4,968,896)	$(3,803)	$(2,372,544)	$(263)
Net realized gain (loss) on investments in Funds	29,752	2,427,547	—	28,035,294	17,550	10,929,570	(8)
Net change in unrealized appreciation
(depreciation) on investments in Funds	137,786	314,367	—	10,888,168	81,837	260,766	4,135
Net change in net assets
from operations	160,436	1,847,992	—	33,954,566	95,584	8,817,792	3,864

Contract transactions
Purchase payments	340	991,102	—	4,718,128	—	917,492	—
Surrenders and terminations	(148,973)	(9,082,979)	—	(33,636,510)	(4,150)	(23,824,639)	—
Transfers between Investment Divisions	(2,425)	(1,870,930)	—	(5,520,475)	(92,891)	(2,286,328)	(1)
Contract owner charges	(20,034)	(891,687)	—	(4,343,808)	(13,101)	(2,153,885)	(1,089)
Net change in net assets
from contract transactions	(171,092)	(10,854,494)	—	(38,782,665)	(110,142)	(27,347,360)	(1,090)

Net change in net assets	(10,656)	(9,006,502)	—	(4,828,099)	(14,558)	(18,529,568)	2,774

Net assets beginning of year	1,252,644	64,148,797	—	325,053,859	841,745	165,500,843	56,265

Net assets end of year	$1,241,988	$55,142,295	$—	$320,225,760	$827,187	$146,971,275	$59,039

Contract unit transactions
Units outstanding at beginning of year	30,738	4,314,893	—	9,442,151	29,927	8,668,730	2,953
Units issued	125	216,521	—	564,895	110	354,778	—
Units redeemed	(3,873)	(934,630)	—	(1,610,927)	(3,820)	(1,733,651)	(55)
Units outstanding at end of year	26,990	3,596,784	—	8,396,119	26,217	7,289,857	2,898

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$(4,624,469)	$(144)	$(3,003,002)	$(15,779)	$(2,272)	$—	$(909,266)
Net realized gain (loss) on investments in Funds	21,945,638	2,770	14,796,433	162,292	64	—	(562,451)
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,282,351	119	14,136,616	261,727	11,306	—	1,261,959
Net change in net assets
from operations	24,603,520	2,745	25,930,047	408,240	9,098	—	(209,758)

Contract transactions
Purchase payments	2,755,819	—	9,997,725	261,718	21,964	—	2,099,796
Surrenders and terminations	(36,710,468)	(54,396)	(19,003,510)	(186,526)	(277)	—	(8,894,001)
Transfers between Investment Divisions	(5,751,104)	—	(4,736,247)	92,079	1,104,406	—	7,992,687
Contract owner charges	(4,009,841)	—	(2,412,335)	(35,563)	(2,581)	—	(724,709)
Net change in net assets
from contract transactions	(43,715,594)	(54,396)	(16,154,367)	131,708	1,123,512	—	473,773

Net change in net assets	(19,112,074)	(51,651)	9,775,680	539,948	1,132,610	—	264,015

Net assets beginning of year	312,823,222	51,651	211,079,973	2,834,214	—	—	67,153,101

Net assets end of year	$293,711,148	$—	$220,855,653	$3,374,162	$1,132,610	$—	$67,417,116

Contract unit transactions
Units outstanding at beginning of year	11,164,916	1,422	2,257,578	20,883			3,362,590
Units issued	337,112	1,033	358,938	8,369	110,551	—	945,376
Units redeemed	(1,805,593)	(2,455)	(522,361)	(7,129)	(278)	—	(931,177)
Units outstanding at end of year	9,696,435	—	2,094,155	22,123	110,273	—	3,376,789

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Operations
Net investment income (loss)	$(8,380)	$(1,220,628)	$(5,801)	$156,430	$2,839	$(438,380)	$(626)
Net realized gain (loss) on investments in Funds	(1,149)	5,523,203	7,646	163,923	64	3,065,376	20,282
Net change in unrealized appreciation
(depreciation) on investments in Funds	24,626	6,232,382	121,762	(371,573)	(2,081)	3,179,725	4,725
Net change in net assets
from operations	15,097	10,534,957	123,607	(51,220)	822	5,806,721	24,381

Contract transactions
Purchase payments	30,380	3,894,076	—	668,867	32,416	1,342,207	—
Surrenders and terminations	(22,381)	(10,435,057)	(11,019)	(533,751)	—	(3,963,683)	(230)
Transfers between Investment Divisions	269,805	(662,390)	88,911	3,477	10,072	(1,243,817)	(246,462)
Contract owner charges	(4,220)	(1,044,159)	(10,541)	(68,635)	(207)	(374,839)	(1,092)
Net change in net assets
from contract transactions	273,584	(8,247,530)	67,351	69,958	42,281	(4,240,132)	(247,784)

Net change in net assets	288,681	2,287,427	190,958	18,738	43,103	1,566,589	(223,403)

Net assets beginning of year	1,886,411	82,575,002	824,548	8,676,136	58,641	30,388,642	306,530

Net assets end of year	$2,175,092	$84,862,429	$1,015,506	$8,694,874	$101,744	$31,955,231	$83,127

Contract unit transactions
Units outstanding at beginning of year	66,538	4,455,575	36,602	534,066	3,338	1,982,112	18,820
Units issued	10,845	582,558	4,116	108,798	2,434	304,045	—
Units redeemed	(2,045)	(1,004,671)	(1,232)	(103,882)	(22)	(559,368)	(14,663)
Units outstanding at end of year	75,338	4,033,462	39,486	538,982	5,750	1,726,789	4,157

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$1,255,689	$46,750	$(1,118,146)	$(4,941)	$(733,588)	$(2,307)	$(1,566,087)
Net realized gain (loss) on investments in Funds	123,834	1,099	(727,223)	(6,346)	7,062,831	78,323	11,160,536
Net change in unrealized appreciation
(depreciation) on investments in Funds	(485,445)	(11,990)	1,357,181	20,378	9,525,147	43,838	13,643,947
Net change in net assets
from operations	894,078	35,859	(488,188)	9,091	15,854,390	119,854	23,238,396

Contract transactions
Purchase payments	1,405,280	32,416	3,393,398	59,738	4,422,650	46,816	2,918,763
Surrenders and terminations	(3,409,033)	(8,169)	(8,198,656)	(68,182)	(4,116,235)	(20,800)	(11,262,096)
Transfers between Investment Divisions	5,673,543	54,072	6,479,070	454,528	(1,998,699)	37,162	(12,635,917)
Contract owner charges	(201,929)	(5,720)	(736,526)	(2,315)	(573,434)	(4,335)	(1,210,150)
Net change in net assets
from contract transactions	3,467,861	72,599	937,286	443,769	(2,265,718)	58,843	(22,189,400)

Net change in net assets	4,361,939	108,458	449,098	452,860	13,588,672	178,697	1,048,996

Net assets beginning of year	20,943,097	685,605	82,089,751	838,363	42,958,109	317,623	118,587,950

Net assets end of year	$25,305,036	$794,063	$82,538,849	$1,291,223	$56,546,781	$496,320	$119,636,946

Contract unit transactions
Units outstanding at beginning of year	2,088,254	65,803	6,000,223	46,495	3,012,468	16,309	2,183,472
Units issued	1,162,936	14,487	1,170,736	31,722	1,615,258	27,977	266,200
Units redeemed	(816,812)	(7,571)	(1,109,537)	(6,666)	(1,733,146)	(25,585)	(663,121)
Units outstanding at end of year	2,434,378	72,719	6,061,422	71,551	2,894,580	18,701	1,786,551

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Operations
Net investment income (loss)	$(1,554)	$(338,508)	$(773)	$(1,117,844)	$(3,888)	$(925,915)	$(3,015)
Net realized gain (loss) on investments in Funds	22,632	1,356,856	2,910	5,723,188	22,387	1,335,403	1,091
Net change in unrealized appreciation
(depreciation) on investments in Funds	43,507	1,652,090	14,766	5,244,244	83,507	2,814,160	34,019
Net change in net assets
from operations	64,585	2,670,438	16,903	9,849,588	102,006	3,223,648	32,095

Contract transactions
Purchase payments	88,230	1,018,029	33,101	4,850,313	64,569	2,688,254	2,100
Surrenders and terminations	(18,156)	(1,742,953)	(6,722)	(7,711,376)	(846)	(7,034,122)	(21,191)
Transfers between Investment Divisions	(169,129)	123,315	(24,871)	(2,076,513)	84,236	(4,228,154)	(35,804)
Contract owner charges	(3,113)	(265,783)	(2,083)	(947,760)	(7,024)	(826,420)	(6,943)
Net change in net assets
from contract transactions	(102,168)	(867,392)	(575)	(5,885,336)	140,935	(9,400,442)	(61,838)

Net change in net assets	(37,583)	1,803,046	16,328	3,964,252	242,941	(6,176,794)	(29,743)

Net assets beginning of year	362,842	22,417,034	156,637	77,767,983	709,496	66,823,665	667,362

Net assets end of year	$325,259	$24,220,080	$172,965	$81,732,235	$952,437	$60,646,871	$637,619

Contract unit transactions
Units outstanding at beginning of year	4,821	1,589,624	11,693	2,363,220	16,120	6,360,061	53,778
Units issued	2,148	592,094	2,126	480,120	5,352	1,091,462	7,187
Units redeemed	(3,620)	(647,580)	(2,395)	(648,064)	(2,697)	(1,915,584)	(12,235)
Units outstanding at end of year	3,349	1,534,138	11,424	2,195,276	18,775	5,535,939	48,730

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(2,117,233)	$(19,541)	$(1,702,338)	$(2,764)	$(4,243,991)	$(5,082)	$(223,801)
Net realized gain (loss) on investments in Funds	15,475,437	163,152	13,417,268	53,074	22,035,582	50,840	1,848,100
Net change in unrealized appreciation
(depreciation) on investments in Funds	(5,936,461)	177,910	17,835,237	100,661	(14,636,474)	(23,320)	328,844
Net change in net assets
from operations	7,421,743	321,521	29,550,167	150,971	3,155,117	22,438	1,953,143

Contract transactions
Purchase payments	6,175,728	21,210	4,162,466	54,210	10,198,631	82,284	910,484
Surrenders and terminations	(16,841,300)	(538,670)	(13,964,162)	(16,506)	(31,541,870)	(68,599)	(1,518,757)
Transfers between Investment Divisions	(6,439,580)	(432,895)	(1,483,621)	(62,133)	2,919,212	(62,498)	2,580,998
Contract owner charges	(1,657,769)	(62,980)	(1,334,414)	(6,862)	(3,248,163)	(12,949)	(187,928)
Net change in net assets
from contract transactions	(18,762,921)	(1,013,335)	(12,619,731)	(31,291)	(21,672,190)	(61,762)	1,784,797

Net change in net assets	(11,341,178)	(691,814)	16,930,436	119,680	(18,517,073)	(39,324)	3,737,940

Net assets beginning of year	147,035,710	4,427,019	113,576,821	478,217	291,733,313	977,086	14,100,714

Net assets end of year	$135,694,532	$3,735,205	$130,507,257	$597,897	$273,216,240	$937,762	$17,838,654

Contract unit transactions
Units outstanding at beginning of year	3,435,073	71,359	5,136,089	15,562	5,941,326	14,389	858,649
Units issued	837,042	2,708	1,279,190	6,323	985,345	5,450	648,222
Units redeemed	(1,247,018)	(17,056)	(1,841,010)	(6,914)	(1,411,387)	(6,141)	(555,779)
Units outstanding at end of year	3,025,097	57,011	4,574,269	14,971	5,515,284	13,698	951,092

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(1,071)	$(8,472,660)	$(12,913)	$(2,496,059)	$(12,669)	$(157,657)	$(886)
Net realized gain (loss) on investments in Funds	11,666	78,953,922	393,027	4,730,512	76,523	566,542	4,024
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,110	94,040,283	400,624	1,215,102	12,264	(773,455)	(7,584)
Net change in net assets
from operations	31,705	164,521,545	780,738	3,449,555	76,118	(364,570)	(4,446)

Contract transactions
Purchase payments	—	26,159,809	470,524	3,892,520	82,766	369,314	—
Surrenders and terminations	(7,564)	(54,998,380)	(123,184)	(17,841,817)	(273,076)	(852,922)	(12,701)
Transfers between Investment Divisions	18,357	6,194,258	(70,379)	(4,864,556)	140,548	(1,008,905)	(2,082)
Contract owner charges	(3,206)	(6,446,295)	(24,865)	(2,026,109)	(38,208)	(128,357)	(2,516)
Net change in net assets
from contract transactions	7,587	(29,090,608)	252,096	(20,839,962)	(87,970)	(1,620,870)	(17,299)

Net change in net assets	39,292	135,430,937	1,032,834	(17,390,407)	(11,852)	(1,985,440)	(21,745)

Net assets beginning of year	205,954	505,944,397	2,167,033	180,434,688	2,584,386	12,064,951	190,756

Net assets end of year	$245,246	$641,375,334	$3,199,867	$163,044,281	$2,572,534	$10,079,511	$169,011

Contract unit transactions
Units outstanding at beginning of year	11,588	10,507,338	32,018	7,615,967	81,428	801,879	11,752
Units issued	3,502	2,143,077	19,050	792,553	16,612	200,830	571
Units redeemed	(3,153)	(2,684,667)	(16,112)	(1,643,098)	(19,183)	(308,152)	(1,643)
Units outstanding at end of year	11,937	9,965,748	34,956	6,765,422	78,857	694,557	10,680

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(7,898,575)	$(24,323)	$(238,243)	$(1,913)	$(3,811,461)	$(15,082)	$(17,378,428)
Net realized gain (loss) on investments in Funds	56,768,685	677,134	426,178	3,583	18,743,959	105,163	103,821,417
Net change in unrealized appreciation
(depreciation) on investments in Funds	67,763,375	415,276	418,154	18,480	15,312,899	276,706	165,342,519
Net change in net assets
from operations	116,633,485	1,068,087	606,089	20,150	30,245,397	366,787	251,785,508

Contract transactions
Purchase payments	35,699,998	348,528	760,845	81,806	10,564,666	80,763	88,695,464
Surrenders and terminations	(51,637,518)	(654,014)	(1,485,401)	(29,981)	(22,979,959)	(57,952)	(105,815,255)
Transfers between Investment Divisions	(3,459,899)	(421,023)	92,802	(77,997)	(4,208,832)	146,209	176,638
Contract owner charges	(6,436,925)	(52,376)	(182,274)	(4,519)	(2,836,685)	(32,295)	(13,197,215)
Net change in net assets
from contract transactions	(25,834,344)	(778,885)	(814,028)	(30,691)	(19,460,810)	136,725	(30,140,368)

Net change in net assets	90,799,141	289,202	(207,939)	(10,541)	10,784,587	503,512	221,645,140

Net assets beginning of year	515,572,804	4,779,404	16,846,987	381,391	263,063,728	2,859,482	1,121,777,793

Net assets end of year	$606,371,945	$5,068,606	$16,639,048	$370,850	$273,848,315	$3,362,994	$1,343,422,933

Contract unit transactions
Units outstanding at beginning of year	6,932,294	57,841	1,374,180	29,597	5,315,454	44,200	26,930,425
Units issued	1,486,354	16,678	507,008	10,026	685,901	8,435	5,071,770
Units redeemed	(1,821,470)	(25,347)	(562,887)	(11,929)	(1,061,218)	(6,708)	(5,792,777)
Units outstanding at end of year	6,597,178	49,172	1,318,301	27,694	4,940,137	45,927	26,209,418

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(2,788,307)	$(12,446)	$(6,562,127)	$(9,981)	$(421,950)	$(1,547)	$(228,277)
Net realized gain (loss) on investments in Funds	10,266,939	51,898	27,017,545	146,312	1,484,226	11,607	1,338,611
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,229,538	144,056	67,551,085	285,610	5,271,641	54,874	1,787,090
Net change in net assets
from operations	12,708,170	183,508	88,006,503	421,941	6,333,917	64,934	2,897,424

Contract transactions
Purchase payments	8,132,291	21,347	6,067,641	10,144	1,663,478	—	1,289,909
Surrenders and terminations	(17,811,788)	(30,553)	(51,251,762)	(179,237)	(2,562,655)	(3,120)	(3,161,056)
Transfers between Investment Divisions	1,860,319	135,794	(19,206,067)	(40,487)	7,934,603	(21,836)	1,661,876
Contract owner charges	(2,167,547)	(32,800)	(5,307,368)	(20,994)	(314,188)	(2,547)	(140,000)
Net change in net assets
from contract transactions	(9,986,725)	93,788	(69,697,556)	(230,574)	6,721,238	(27,503)	(349,271)

Net change in net assets	2,721,445	277,296	18,308,947	191,367	13,055,155	37,431	2,548,153

Net assets beginning of year	194,527,076	2,405,973	433,180,374	1,957,655	25,371,087	281,282	16,223,223

Net assets end of year	$197,248,521	$2,683,269	$451,489,321	$2,149,022	$38,426,242	$318,713	$18,771,376

Contract unit transactions
Units outstanding at beginning of year	4,718,175	43,587	23,743,963	99,295	1,417,890	14,596	464,033
Units issued	829,631	6,954	1,601,705	26,320	1,002,626	4,697	130,612
Units redeemed	(1,062,017)	(5,487)	(4,995,642)	(37,247)	(689,387)	(6,150)	(127,431)
Units outstanding at end of year	4,485,789	45,054	20,350,026	88,368	1,731,129	13,143	467,214

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(2,636)	$(2,232,184)	$(5,875)	$(11,380)	$(32)	$—	$(474,620)
Net realized gain (loss) on investments in Funds	5,031	11,417,353	50,820	69,204	—	—	2,044,928
Net change in unrealized appreciation
(depreciation) on investments in Funds	86,838	8,424,188	98,311	165,548	(980)	—	3,901,983
Net change in net assets
from operations	89,233	17,609,357	143,256	223,372	(1,012)	—	5,472,291

Contract transactions
Purchase payments	—	4,892,612	149,132	188,192	10,454	—	2,539,882
Surrenders and terminations	(883)	(16,920,020)	(113,879)	(38,787)	(137)	—	(1,951,314)
Transfers between Investment Divisions	110,885	1,809,914	107,005	(236,985)	13,736	—	5,098,040
Contract owner charges	(2,658)	(1,813,709)	(15,256)	(600)	(25)	—	(364,348)
Net change in net assets
from contract transactions	107,344	(12,031,203)	127,002	(88,180)	24,028	—	5,322,260

Net change in net assets	196,577	5,578,154	270,258	135,192	23,016	—	10,794,551

Net assets beginning of year	424,220	147,873,939	1,039,569	1,309,209	—	—	26,124,206

Net assets end of year	$620,797	$153,452,093	$1,309,827	$1,444,401	$23,016	$—	$36,918,757

Contract unit transactions
Units outstanding at beginning of year	9,201	4,382,306	23,878	120,295			1,274,050
Units issued	3,079	628,493	7,796	29,789	2,171	—	658,701
Units redeemed	(577)	(967,528)	(5,271)	(39,999)	(15)	—	(412,190)
Units outstanding at end of year	11,703	4,043,271	26,403	110,085	2,156	—	1,520,561

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(4,242)	$(274,049)	$5,031	$(29,325)	$(20,417)	$(637,704)	$(1,976)
Net realized gain (loss) on investments in Funds	88,599	4,754,325	90,030	75,837	62,958	914,880	11,614
Net change in unrealized appreciation
(depreciation) on investments in Funds	75,310	(419,195)	(40,302)	118,945	355,991	1,761,239	12,875
Net change in net assets
from operations	159,667	4,061,081	54,759	165,457	398,532	2,038,415	22,513

Contract transactions
Purchase payments	—	5,605,682	199,724	148,105	236,770	1,588,012	78,624
Surrenders and terminations	(14,685)	(2,281,741)	(62,849)	(156,059)	(65,697)	(5,563,150)	(26,120)
Transfers between Investment Divisions	(53,946)	(1,757,133)	55,477	(347,027)	436,910	4,187,253	68,056
Contract owner charges	(14,310)	(529,994)	(6,240)	(672)	(384)	(442,267)	(6,213)
Net change in net assets
from contract transactions	(82,941)	1,036,814	186,112	(355,653)	607,599	(230,152)	114,347

Net change in net assets	76,726	5,097,895	240,871	(190,196)	1,006,131	1,808,263	136,860

Net assets beginning of year	846,460	42,723,731	410,058	3,131,453	1,351,894	47,454,105	365,419

Net assets end of year	$923,186	$47,821,626	$650,929	$2,941,257	$2,358,025	$49,262,368	$502,279

Contract unit transactions
Units outstanding at beginning of year	38,130	2,293,547	20,691	345,708	131,194	3,895,433	25,860
Units issued	11,765	911,490	36,224	42,197	92,316	863,684	24,042
Units redeemed	(15,357)	(852,724)	(27,171)	(79,945)	(38,488)	(884,548)	(15,883)
Units outstanding at end of year	34,538	2,352,313	29,744	307,960	185,022	3,874,569	34,019

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(1,348,469)	$(13,900)	$(721,577)	$(9,824)	$(522,474)	$(3,329)	$(1,051,723)
Net realized gain (loss) on investments in Funds	5,319,089	101,156	856,361	23,949	(161,409)	(1,976)	210,755
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,320,452	384,537	1,655,541	63,320	1,217,285	19,015	1,392,182
Net change in net assets
from operations	14,291,072	471,793	1,790,325	77,445	533,402	13,710	551,214

Contract transactions
Purchase payments	9,863,770	105,609	4,572,128	678,559	1,125,141	54,562	2,402,639
Surrenders and terminations	(10,125,516)	(221,775)	(5,576,011)	(45,572)	(3,827,248)	(53,170)	(8,577,807)
Transfers between Investment Divisions	6,669,659	28,392	8,090,966	590,962	1,331,290	58,295	2,284,936
Contract owner charges	(995,651)	(12,184)	(482,724)	(19,532)	(364,825)	(6,921)	(804,068)
Net change in net assets
from contract transactions	5,412,262	(99,958)	6,604,359	1,204,417	(1,735,642)	52,766	(4,694,300)

Net change in net assets	19,703,334	371,835	8,394,684	1,281,862	(1,202,240)	66,476	(4,143,086)

Net assets beginning of year	89,231,415	2,886,250	50,014,448	1,153,023	38,539,466	542,726	76,657,259

Net assets end of year	$108,934,749	$3,258,085	$58,409,132	$2,434,885	$37,337,226	$609,202	$72,514,173

Contract unit transactions
Units outstanding at beginning of year	2,593,852	80,827	4,695,277	101,076	3,269,290	41,959	5,270,096
Units issued	848,778	11,265	1,628,054	148,062	639,284	8,885	773,670
Units redeemed	(700,122)	(14,651)	(1,015,758)	(45,030)	(790,338)	(4,731)	(1,091,913)
Units outstanding at end of year	2,742,508	77,441	5,307,573	204,108	3,118,236	46,113	4,951,853

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(4,848)	$(1,182,609)	$(2,601)	$(21)	$(3)	$(637,740)	$(1,996)
Net realized gain (loss) on investments in Funds	889	2,451,217	12,754	(1)	—	(74,090)	873
Net change in unrealized appreciation
(depreciation) on investments in Funds	22,668	4,149,439	32,513	(375)	(140)	1,108,237	8,938
Net change in net assets
from operations	18,709	5,418,047	42,666	(397)	(143)	396,407	7,815

Contract transactions
Purchase payments	62,290	3,273,957	52,280	—	13,451	1,505,967	—
Surrenders and terminations	(84,475)	(10,954,424)	(28,033)	—	—	(6,470,859)	(49,531)
Transfers between Investment Divisions	10,413	2,740,281	76,401	19,369	—	3,610,475	10,292
Contract owner charges	(10,187)	(842,241)	(3,904)	(27)	—	(481,934)	(3,901)
Net change in net assets
from contract transactions	(21,959)	(5,782,427)	96,744	19,342	13,451	(1,836,351)	(43,140)

Net change in net assets	(3,250)	(364,380)	139,410	18,945	13,308	(1,439,944)	(35,325)

Net assets beginning of year	945,210	86,100,154	515,009	—	—	47,650,649	432,685

Net assets end of year	$941,960	$85,735,774	$654,419	$18,945	$13,308	$46,210,705	$397,360

Contract unit transactions
Units outstanding at beginning of year	52,504	3,515,427	14,965			2,831,743	31,060
Units issued	9,428	513,844	6,800	1,840	1,279	553,823	844
Units redeemed	(10,763)	(755,164)	(3,814)	(3)	—	(661,506)	(2,990)
Units outstanding at end of year	51,169	3,274,107	17,951	1,837	1,279	2,724,060	28,914

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(332,062)	$(1,826)	$(2,606,021)	$(1,662)	$(392,176)	$(975)	$(3,182)
Net realized gain (loss) on investments in Funds	1,027,878	51,134	15,664,529	816	1,549,457	253	(1,016)
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,398,767	(5,570)	13,224,675	38,839	2,087,401	22,370	(34,844)
Net change in net assets
from operations	2,094,583	43,738	26,283,183	37,993	3,244,682	21,648	(39,042)

Contract transactions
Purchase payments	672,628	340	875,946	10,761	2,360,270	170,684	868,765
Surrenders and terminations	(2,892,099)	(125,518)	(22,475,817)	(1,604)	(4,365,471)	—	(7,742)
Transfers between Investment Divisions	584,816	28,884	(3,199,281)	266,304	923,263	17,649	1,398,851
Contract owner charges	(249,507)	(5,685)	(1,328,507)	(2,162)	(141,706)	(12)	(3,417)
Net change in net assets
from contract transactions	(1,884,162)	(101,979)	(26,127,659)	273,299	(1,223,644)	188,321	2,256,457

Net change in net assets	210,421	(58,241)	155,524	311,292	2,021,038	209,969	2,217,415

Net assets beginning of year	23,655,411	391,070	162,295,436	84,245	31,600,620	93,895	—

Net assets end of year	$23,865,832	$332,829	$162,450,960	$395,537	$33,621,658	$303,864	$2,217,415

Contract unit transactions
Units outstanding at beginning of year	1,066,389	13,798	5,371,895	2,193	2,130,784	5,787
Units issued	198,868	7,339	243,615	6,670	435,522	11,058	257,080
Units redeemed	(283,312)	(10,488)	(1,015,980)	(83)	(507,822)	(78)	(32,730)
Units outstanding at end of year	981,945	10,649	4,599,530	8,780	2,058,484	16,767	224,350

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(46)	$(11,386,932)	$(42,565)	$(10,221,837)	$(31,814)	$(5,579,321)	$(14,596)
Net realized gain (loss) on investments in Funds	652	41,951,074	437,642	70,303,504	570,291	24,353,033	201,218
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	57,718,897	581,484	118,384,115	1,201,653	9,013,527	83,921
Net change in net assets
from operations	606	88,283,039	976,561	178,465,782	1,740,130	27,787,239	270,543

Contract transactions
Purchase payments	20,092	61,667,377	507,143	24,456,214	320,723	15,417,273	145,629
Surrenders and terminations	—	(74,296,289)	(440,385)	(76,708,084)	(220,484)	(34,318,020)	(86,178)
Transfers between Investment Divisions	(422)	27,843,675	220,167	(35,420,539)	(1,458,260)	79,277	(521,189)
Contract owner charges	(184)	(8,219,621)	(87,497)	(8,276,005)	(61,972)	(4,992,033)	(24,856)
Net change in net assets
from contract transactions	19,486	6,995,142	199,428	(95,948,414)	(1,419,993)	(23,813,503)	(486,594)

Net change in net assets	20,092	95,278,181	1,175,989	82,517,368	320,137	3,973,736	(216,051)

Net assets beginning of year	—	809,114,423	7,931,154	669,920,310	6,361,907	369,364,691	3,275,404

Net assets end of year	$20,092	$904,392,604	$9,107,143	$752,437,678	$6,682,044	$373,338,427	$3,059,353

Contract unit transactions
Units outstanding at beginning of year		33,778,294	305,830	5,507,749	36,147	2,291,151	13,721
Units issued	9,253	6,434,242	86,429	611,091	5,845	286,348	2,578
Units redeemed	(7,226)	(6,163,086)	(81,545)	(1,292,027)	(12,479)	(431,563)	(4,481)
Units outstanding at end of year	2,027	34,049,450	310,714	4,826,813	29,513	2,145,936	11,818

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(881,454)	$(11,336)	$(196,445)	$(470)	$(4,359,686)	$(17,652)	$(2,150,455)
Net realized gain (loss) on investments in Funds	1,093,416	3,270	332,771	1,344	18,851,342	209,192	3,976,219
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,922,034	132,282	922,287	7,030	21,687,814	314,532	13,229,513
Net change in net assets
from operations	2,133,996	124,216	1,058,613	7,904	36,179,470	506,072	15,055,277

Contract transactions
Purchase payments	1,394,402	59,979	1,421,509	40,000	10,525,031	55,273	5,945,112
Surrenders and terminations	(9,912,714)	(34,226)	(1,417,119)	(1,404)	(26,558,563)	(149,048)	(15,166,705)
Transfers between Investment Divisions	3,589,332	74,276	1,651,834	7,734	2,208,862	261,959	(3,931,252)
Contract owner charges	(690,776)	(3,071)	(119,909)	(1,138)	(3,217,411)	(35,221)	(1,896,313)
Net change in net assets
from contract transactions	(5,619,756)	96,958	1,536,315	45,192	(17,042,081)	132,963	(15,049,158)

Net change in net assets	(3,485,760)	221,174	2,594,928	53,096	19,137,389	639,035	6,119

Net assets beginning of year	66,027,482	2,654,467	14,295,374	81,466	276,613,220	3,435,948	150,664,563

Net assets end of year	$62,541,722	$2,875,641	$16,890,302	$134,562	$295,750,609	$4,074,983	$150,670,682

Contract unit transactions
Units outstanding at beginning of year	6,353,294	206,822	1,255,082	6,672	6,036,334	54,383	11,175,645
Units issued	1,663,465	13,709	483,890	5,956	866,079	14,617	1,245,270
Units redeemed	(2,169,897)	(6,568)	(351,272)	(2,382)	(1,211,958)	(12,513)	(2,279,695)
Units outstanding at end of year	5,846,862	213,963	1,387,700	10,246	5,690,455	56,487	10,141,220

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(35,440)	$(555,945)	$(6,570)	$(839,482)	$(24,585)	$(1,847)	$(1,030,736)
Net realized gain (loss) on investments in Funds	230,025	1,007,724	176,874	1,612,058	60,152	(12,936)	591,220
Net change in unrealized appreciation
(depreciation) on investments in Funds	580,393	2,039,094	(46,261)	4,242,079	454,845	11,600	3,922,857
Net change in net assets
from operations	774,978	2,490,873	124,043	5,014,655	490,412	(3,183)	3,483,341

Contract transactions
Purchase payments	23,425	3,775,434	168,073	3,438,159	113,556	—	4,709,999
Surrenders and terminations	(412,091)	(3,089,409)	(27,825)	(5,759,701)	(21,693)	(1,615)	(5,526,870)
Transfers between Investment Divisions	(471,319)	90,036	(895,535)	(471,005)	(258,523)	2,398	7,457,725
Contract owner charges	(62,831)	(404,485)	(2,765)	(664,716)	(60,727)	(27)	(761,099)
Net change in net assets
from contract transactions	(922,816)	371,576	(758,052)	(3,457,263)	(227,387)	756	5,879,755

Net change in net assets	(147,838)	2,862,449	(634,009)	1,557,392	263,025	(2,427)	9,363,096

Net assets beginning of year	6,621,077	42,399,667	1,631,057	62,532,058	5,167,063	201,098	65,513,301

Net assets end of year	$6,473,239	$45,262,116	$997,048	$64,089,450	$5,430,088	$198,671	$74,876,397

Contract unit transactions
Units outstanding at beginning of year	452,791	3,681,609	130,901	5,009,998	382,257	23,918	3,237,226
Units issued	50,232	824,335	20,395	645,552	8,193	6,685	928,328
Units redeemed	(106,447)	(794,679)	(76,440)	(910,586)	(23,888)	(6,552)	(663,437)
Units outstanding at end of year	396,576	3,711,265	74,856	4,744,964	366,562	24,051	3,502,117

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(2,332)	$(39,254)	$(42)	$(519,028)	$836	$(7,924,164)	$(13,684)
Net realized gain (loss) on investments in Funds	6,831	69,006	9	(999,675)	(9,338)	34,744,471	60,225
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,927	77,155	430	914,714	(579)	43,905,936	322,370
Net change in net assets
from operations	68,426	106,907	397	(603,989)	(9,081)	70,726,243	368,911

Contract transactions
Purchase payments	73,081	383,269	—	786,521	—	25,673,366	12,500
Surrenders and terminations	(243,385)	(351,343)	—	(5,795,308)	(12,018)	(60,661,029)	(54,248)
Transfers between Investment Divisions	97,636	163,544	1,418	(1,704,239)	73,541	(12,422,000)	(5,861)
Contract owner charges	(12,484)	(29,728)	(166)	(509,623)	(6,697)	(6,095,708)	(19,092)
Net change in net assets
from contract transactions	(85,152)	165,742	1,252	(7,222,649)	54,826	(53,505,371)	(66,701)

Net change in net assets	(16,726)	272,649	1,649	(7,826,638)	45,745	17,220,872	302,210

Net assets beginning of year	900,339	2,990,693	8,011	47,734,614	408,030	556,541,396	2,582,583

Net assets end of year	$883,613	$3,263,342	$9,660	$39,907,976	$453,775	$573,762,268	$2,884,793

Contract unit transactions
Units outstanding at beginning of year	39,318	244,948	611	2,019,107	11,092	8,577,326	27,988
Units issued	13,964	76,422	106	209,487	3,082	890,807	2,667
Units redeemed	(17,187)	(63,011)	(12)	(498,646)	(1,379)	(1,657,169)	(3,058)
Units outstanding at end of year	36,095	258,359	705	1,729,948	12,795	7,810,964	27,597

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(838,841)	$(9,737)	$(677,086)	$(301)	$(833,331)	$(417)
Net realized gain (loss) on investments in Funds	3,316,597	126,919	310,638	—	4,229,790	5,104
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,646,908	74,511	2,354,653	3,468	1,573,011	3,554
Net change in net assets
from operations	6,124,664	191,693	1,988,205	3,167	4,969,470	8,241

Contract transactions
Purchase payments	1,068,973	425	910,616	13,451	1,661,352	21,523
Surrenders and terminations	(4,196,646)	(270,254)	(6,065,927)	(22,558)	(4,709,234)	—
Transfers between Investment Divisions	(1,755,348)	103,827	(1,525,263)	6,512	(1,267,214)	(2,455)
Contract owner charges	(699,597)	(15,622)	(544,482)	(636)	(651,826)	(709)
Net change in net assets
from contract transactions	(5,582,618)	(181,624)	(7,225,056)	(3,231)	(4,966,922)	18,359

Net change in net assets	542,046	10,069	(5,236,851)	(64)	2,548	26,600

Net assets beginning of year	57,943,524	1,521,809	48,803,499	61,342	54,209,110	55,110

Net assets end of year	$58,485,570	$1,531,878	$43,566,648	$61,278	$54,211,658	$81,710

Contract unit transactions
Units outstanding at beginning of year	3,720,648	90,782	2,928,443	2,964	1,027,916	830
Units issued	392,400	15,566	285,526	1,163	170,019	1,222
Units redeemed	(729,463)	(24,691)	(702,279)	(1,332)	(259,135)	(970)
Units outstanding at end of year	3,383,585	81,657	2,511,690	2,795	938,800	1,082

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2025	101,282	4,165	0.00	21.550055	13.33		2.00	31.486379	15.62		0.00
12/31/2024	96,766	4,551	0.00	19.014651	9.70		2.00	27.231818	11.93	‡	0.00
12/31/2023	96,675	5,024	0.00	17.333820	16.09	‡	2.00	23.123483	18.08		0.30
12/31/2022	86,102	5,229	0.00	14.577101	(21.51	)‡	2.15	19.583624	(20.05	)‡	0.30
12/31/2021	114,647	5,501	0.00	16.848967	12.23		2.80	25.618468	15.42		0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2025	448	18	0.00	28.948281	15.19		0.65	23.836587	15.42		0.45
12/31/2024	418	20	0.00	25.130725	11.55		0.65	20.651784	11.78		0.45
12/31/2023	454	24	0.00	22.528269	11.20	‡	0.65	18.475951	18.23		0.45
12/31/2022	210	13	0.00	15.626616	(19.92)		0.45	N/A	N/A		N/A
12/31/2021	269	14	0.00	19.513475	15.21		0.45	24.799240	15.27		0.40
JNL Bond Index Fund - Class I
12/31/2025	522	111	0.00	9.094747	6.75		0.40	20.136804	0.72	‡	0.35
12/31/2024	667	78	0.00	8.520019	0.79		0.40	N/A	N/A		N/A
12/31/2023	114	14	0.00	8.453609	5.07		0.40	N/A	N/A		N/A
12/31/2022	175	22	0.00	8.046010	(13.45)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.296795	0.43	‡	0.40	9.296795	0.43	‡	0.40
JNL Conservative Allocation Fund - Class A
12/31/2025	43,580	3,137	0.00	12.398152	7.13		2.00	16.372949	9.29		0.00
12/31/2024	42,013	3,266	0.00	11.573190	3.46	‡	2.00	14.980831	5.56		0.00
12/31/2023	44,471	3,614	0.00	11.119550	7.07		2.05	14.191263	9.28		0.00
12/31/2022	44,449	3,903	0.00	10.385406	(14.89)		2.05	12.986148	(13.13)		0.00
12/31/2021	54,963	4,135	0.00	12.202650	1.57		2.05	14.949674	3.67		0.00
JNL Conservative Allocation Fund - Class I
12/31/2025	185	12	0.00	15.447126	0.64	‡	0.65	15.559732	9.07	‡	0.45
12/31/2024	10	1	0.00	14.265585	5.41		0.45	N/A	N/A		N/A
12/31/2023	50	4	0.00	13.532901	9.12		0.45	N/A	N/A		N/A
12/31/2022	85	7	0.00	12.402401	(13.28)		0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.302398	3.60		0.45	14.558496	3.72	‡	0.40
JNL Emerging Markets Index Fund - Class I
12/31/2025	43	12	0.00	10.877584	31.13		0.40	N/A	N/A		N/A
12/31/2024	102	12	0.00	8.295164	5.76		0.40	N/A	N/A		N/A
12/31/2023	33	4	0.00	7.843183	9.43		0.40	N/A	N/A		N/A
12/31/2022	18	3	0.00	7.167337	(18.80)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	8.826961	(8.34	)‡	0.40	8.826961	(8.34	)‡	0.40
JNL Growth Allocation Fund - Class A
12/31/2025	188,151	7,853	0.00	21.158060	12.48		2.05	31.209401	14.81		0.00
12/31/2024	194,635	9,226	0.00	18.811123	8.34	‡	2.05	27.184486	10.60		0.00
12/31/2023	201,519	10,426	0.00	17.070416	14.08	‡	2.15	24.579364	16.55		0.00
12/31/2022	190,113	11,310	0.00	14.607499	(9.25	)‡	2.30	21.088487	(18.64)		0.00
12/31/2021	174,616	8,285	0.00	17.941534	10.38		2.46	25.920980	13.13		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2025	1,011	39	0.00	27.381808	4.93	‡	0.90	23.654681	14.67		0.45
12/31/2024	220	10	0.00	25.088479	10.20		0.65	20.627992	10.42		0.45
12/31/2023	207	10	0.00	22.766780	16.14		0.65	18.681448	16.38		0.45
12/31/2022	294	18	0.00	19.602136	(8.05	)‡	0.65	16.052635	(18.77	)‡	0.45
12/31/2021	227	11	0.00	19.761486	13.00		0.45	24.733647	10.09	‡	0.40
JNL Growth ETF Allocation Fund - Class A
12/31/2025	49,194	1,889	1.55	23.082618	14.33		2.00	30.485164	16.64		0.00
12/31/2024	42,567	1,886	1.70	20.189514	9.04		2.00	26.136152	11.26		0.00
12/31/2023	40,770	1,983	1.91	18.515479	11.76		2.00	23.491893	14.01		0.00
12/31/2022	34,480	1,888	1.38	16.567048	(17.02	)‡	2.00	20.604720	(15.35)		0.00
12/31/2021	41,382	1,894	1.03	19.634140	12.57		2.17	24.341823	15.04		0.00
JNL Growth ETF Allocation Fund - Class I
12/31/2025	401	15	1.82	28.791890	16.22		0.65	25.417994	16.45		0.45
12/31/2024	347	16	1.98	24.774625	10.90		0.65	21.827801	11.12		0.45
12/31/2023	321	16	2.32	22.339753	13.61		0.65	19.642981	13.84		0.45
12/31/2022	234	13	1.72	19.663143	(15.67)		0.65	17.255082	(15.50	)‡	0.45
12/31/2021	261	13	1.26	23.316112	14.68		0.65	23.715534	12.66	‡	0.40
JNL International Index Fund - Class I
12/31/2025	887	49	2.60	42.159398	31.34		0.60	44.763548	3.28	‡	0.35
12/31/2024	581	57	4.53	32.099308	(7.18	)‡	0.60	9.869445	3.04	‡	0.40
12/31/2023	331	35	2.87	9.578221	17.37		0.40	N/A	N/A		N/A
12/31/2022	269	33	4.66	8.161052	(14.09)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.499912	2.72	‡	0.40	9.499912	2.72	‡	0.40
JNL Mid Cap Index Fund - Class I
12/31/2025	167	13	0.00	77.528297	6.77		0.60	11.720474	6.98		0.40
12/31/2024	287	25	0.00	72.614459	(1.44	)‡	0.60	10.955584	13.38	‡	0.40
12/31/2023	258	27	0.00	9.662547	15.85		0.40	N/A	N/A		N/A
12/31/2022	185	22	0.00	8.340244	(13.47)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.638391	3.60	‡	0.40	9.638391	3.60	‡	0.40
JNL Moderate Allocation Fund - Class A
12/31/2025	111,396	6,425	0.00	15.790300	8.51		2.05	20.998572	10.75		0.00
12/31/2024	113,097	7,136	0.00	14.552328	5.44		2.05	18.959566	7.64		0.00
12/31/2023	118,273	7,931	0.00	13.801475	9.67		2.05	17.614458	11.94		0.00
12/31/2022	114,512	8,473	0.00	12.583981	(16.43	)‡	2.05	15.735588	(14.70)		0.00
12/31/2021	140,184	8,740	0.00	14.909009	5.11		2.15	18.447149	7.40		0.00
JNL Moderate Allocation Fund - Class I
12/31/2025	119	6	0.00	19.417599	10.57		0.45	20.367386	10.63		0.40
12/31/2024	107	6	0.00	17.561363	7.48	‡	0.45	18.411181	7.53		0.40
12/31/2023	180	11	0.00	16.848884	6.54	‡	0.60	17.121350	11.91		0.40
12/31/2022	160	11	0.00	14.607574	(14.89)		0.45	15.299074	(14.85)		0.40
12/31/2021	129	8	0.00	17.162935	7.27		0.45	17.966429	6.41	‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021; JNL Mid Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate ETF Allocation Fund - Class A
12/31/2025	22,564	1,342	2.47	15.359379	10.18		1.80	19.726806	12.18	0.00
12/31/2024	19,144	1,263	2.52	13.940825	4.87		1.80	17.585481	6.79	0.00
12/31/2023	20,060	1,395	2.36	13.293339	7.66		1.80	16.467972	9.61	0.00
12/31/2022	17,521	1,316	1.50	12.348040	(14.70)		1.80	15.024780	(13.15)	0.00
12/31/2021	19,349	1,246	1.26	14.475381	5.72		1.80	17.299916	7.64	0.00
JNL Moderate ETF Allocation Fund - Class I
12/31/2025	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2024	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	15.771683	5.10		0.60	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.492926	7.52		0.45	16.876533	7.23 ‡	0.40
JNL Moderate Growth Allocation Fund - Class A
12/31/2025	197,587	8,945	0.00	18.229091	9.95		2.40	28.734010	12.62	0.00
12/31/2024	208,215	10,481	0.00	16.579729	6.56		2.40	25.514255	9.17	0.00
12/31/2023	218,973	11,883	0.00	15.558654	11.04		2.40	23.372026	13.73	0.00
12/31/2022	220,114	13,394	0.00	14.011441	(17.77	)‡	2.40	20.549935	(15.77)	0.00
12/31/2021	290,569	14,691	0.00	10.712462	4.30		5.50	24.398234	10.20	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2025	246	10	0.00	25.209546	3.41	‡	0.90	22.114648	12.48	0.45
12/31/2024	110	6	0.00	23.549509	8.76		0.65	19.661220	8.98	0.45
12/31/2023	133	7	0.00	21.651840	13.33		0.65	18.040566	13.56	0.45
12/31/2022	131	7	0.00	19.105227	(16.06)		0.65	15.887020	(15.89)‡	0.45
12/31/2021	158	7	0.00	22.761146	9.84		0.65	23.282505	8.44 ‡	0.40
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2025	31,134	1,459	1.95	19.329174	12.44	‡	1.90	25.173957	14.60	0.00
12/31/2024	29,466	1,565	2.10	16.861449	6.87		2.05	21.967626	9.10	0.00
12/31/2023	30,240	1,728	2.15	15.776994	9.51		2.05	20.135419	11.77	0.00
12/31/2022	28,514	1,801	1.42	14.406633	(16.10)		2.05	18.014401	(14.36)	0.00
12/31/2021	32,988	1,759	1.14	17.170726	9.07		2.05	21.036201	11.32	0.00
JNL Moderate Growth ETF Allocation Fund - Class I
12/31/2025	2,352	96	2.29	23.771307	14.26		0.65	24.612452	14.55	0.40
12/31/2024	2,122	99	2.42	20.803985	7.02	‡	0.65	21.486344	8.94	0.40
12/31/2023	1,973	100	2.64	17.450250	11.58		0.45	19.723814	11.64	0.40
12/31/2022	1,605	91	1.71	15.638858	(14.47)		0.45	17.667629	(14.43)	0.40
12/31/2021	1,969	96	1.36	18.285403	11.13		0.45	20.647222	11.18	0.40
JNL Multi-Manager Alternative Fund - Class A
12/31/2025	14,869	1,166	0.00	11.592807	7.36	‡	2.00	14.354398	9.53	0.00
12/31/2024	14,157	1,205	0.00	10.746082	7.36		2.05	13.105746	9.59	0.00
12/31/2023	14,230	1,312	0.00	10.009702	9.09		2.05	11.958607	11.34	0.00
12/31/2022	13,685	1,390	0.00	9.175728	(12.30)		2.05	10.740412	(10.49)	0.00
12/31/2021	16,124	1,447	0.00	10.462891	0.70		2.05	11.999213	2.78	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2025	185	13	0.00	13.411719	8.89		0.90	14.148185	9.43	0.40
12/31/2024	225	17	0.00	12.317109	8.94		0.90	12.928712	9.49	0.40
12/31/2023	218	18	0.00	11.306184	10.55		0.90	11.807911	11.10	0.40
12/31/2022	199	19	0.00	10.227471	(11.00)		0.90	10.628030	(10.56)	0.40
12/31/2021	230	19	0.00	11.492052	0.97	‡	0.90	11.882608	1.51 ‡	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2025	48,949	3,178	0.76	13.490525	21.34		2.05	20.255462	24.27	0.00
12/31/2024	47,379	3,778	1.03	11.117671	2.45	‡	2.05	16.300115	4.58	0.00
12/31/2023	53,796	4,425	1.43	10.099963	7.45		2.45	15.586855	10.11	0.00
12/31/2022	53,467	4,775	0.83	9.399528	(25.96	)‡	2.45	14.155821	(24.13)	0.00
12/31/2021	79,728	5,328	1.23	11.555415	(2.94)		3.06	18.657801	0.08	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2025	573	29	1.15	17.783825	5.74	‡	0.90	19.623420	24.09	0.40
12/31/2024	443	27	1.38	15.092246	4.22		0.65	15.813821	4.48	0.40
12/31/2023	464	30	1.85	14.481173	9.76		0.65	15.135410	10.03	0.40
12/31/2022	383	27	1.33	13.193753	(24.43)		0.65	13.755396	(24.24)	0.40
12/31/2021	489	26	1.78	17.457961	(0.25)		0.65	18.155661	(0.00)	0.40
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2025	65,465	4,678	0.00	12.080651	1.47		2.30	17.061336	3.83	0.00
12/31/2024	82,294	6,028	0.00	11.906224	5.65	‡	2.30	16.431270	8.13	0.00
12/31/2023	88,295	6,920	0.00	11.053976	10.42		2.45	15.195840	13.16	0.00
12/31/2022	88,734	7,774	0.00	10.010548	(6.95	)‡	2.45	13.429178	(4.65)	0.00
12/31/2021	95,207	7,854	0.00	10.338759	0.86		2.81	14.083965	3.73	0.00
JNL Multi-Manager Floating Rate Income Fund - Class I
12/31/2025	233	16	0.00	15.412732	3.20		0.90	16.460711	3.71	0.40
12/31/2024	704	52	0.00	14.935053	0.36	‡	0.90	15.871345	8.05	0.40
12/31/2023	722	57	0.00	14.352269	12.70		0.65	14.689547	12.98	0.40
12/31/2022	4,053	362	0.00	12.735252	(4.96)		0.65	13.002057	(4.72)	0.40
12/31/2021	210	18	0.00	13.399663	3.39		0.65	13.646200	2.51 ‡	0.40
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2025	29,842	1,809	1.93	15.747904	23.01		2.00	18.254947	25.49	0.00
12/31/2024	29,040	2,183	3.63	12.802339	2.89	‡	2.00	14.546583	4.98	0.00
12/31/2023	32,183	2,505	2.86	12.409060	19.99		2.05	13.856269	22.47	0.00
12/31/2022	27,706	2,605	1.08	10.341703	(31.84)		2.05	11.314129	(30.44)	0.00
12/31/2021	43,810	2,825	0.50	15.173519	1.65	‡	2.05	16.264320	15.62	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2025	110	6	2.05	17.790105	25.06		0.65	18.121897	25.37	0.40
12/31/2024	193	13	5.06	14.225105	(4.29	)‡	0.65	14.454236	4.90 ‡	0.40
12/31/2023	117	9	2.95	13.741966	22.29		0.45	N/A	N/A	N/A
12/31/2022	111	10	2.17	11.237626	(30.59)		0.45	N/A	N/A	N/A
12/31/2021+	74	5	0.49	16.189218	3.02	‡	0.45	16.216587	3.06 ‡	0.40

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2025	33,085	1,714	0.00	18.078120	(0.24)		2.05	21.868284	1.83	0.00
12/31/2024	34,450	1,794	0.00	18.121698	4.78		2.05	21.476264	6.97	0.00
12/31/2023	33,432	1,839	0.00	17.294421	10.06		2.05	20.077704	12.33	0.00
12/31/2022	30,393	1,853	0.00	15.714214	(18.13	)‡	2.05	17.873922	(16.44)	0.00
12/31/2021	29,107	1,462	0.00	18.934424	21.41		2.31	21.391475	24.25	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2025	1,135	53	0.00	21.146677	1.47		0.65	21.612629	1.72	0.40
12/31/2024	1,259	60	0.00	20.840728	6.63		0.65	21.246754	6.89	0.40
12/31/2023	1,149	58	0.00	19.545724	11.91	‡	0.65	19.876493	12.19	0.40
12/31/2022	1,174	67	0.00	17.192861	(16.93)		0.90	17.716735	(16.52)	0.40
12/31/2021	1,041	49	0.00	20.697681	17.93	‡	0.90	21.222270	18.70 ‡	0.40
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2025	144,759	1,828	0.00	64.040754	1.36	‡	2.15	120.217188	3.56	0.00
12/31/2024	155,696	2,011	0.00	60.556463	7.16	‡	2.30	116.086860	9.66	0.00
12/31/2023	149,708	2,094	0.00	54.243074	13.51		2.45	105.856774	16.32	0.00
12/31/2022	134,893	2,163	0.00	47.785894	(32.74	)‡	2.45	91.004000	(31.08)	0.00
12/31/2021	205,577	2,235	0.00	63.080557	(0.04)		2.92	132.033743	2.92	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2025	1,574	13	0.00	98.804064	(2.15	)‡	0.90	114.399707	3.45	0.40
12/31/2024	1,604	14	0.00	103.026585	9.30		0.65	110.579873	9.57	0.40
12/31/2023	1,556	15	0.00	94.264293	15.92		0.65	100.921167	16.21	0.40
12/31/2022	1,331	15	0.00	81.316869	(31.32)		0.65	86.842651	(31.15)	0.40
12/31/2021	1,967	15	0.00	118.403700	2.55		0.65	126.134858	2.81	0.40
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2025	101,425	3,105	0.00	28.742030	0.61		2.05	43.911105	2.69	0.00
12/31/2024	98,652	3,062	0.00	28.567750	7.22		2.05	42.759196	9.46	0.00
12/31/2023	103,066	3,458	0.00	26.643321	18.52	‡	2.05	39.065193	20.97	0.00
12/31/2022	88,548	3,546	0.00	21.511325	(14.15	)‡	2.30	32.292827	(12.16)	0.00
12/31/2021	114,922	3,983	0.00	22.597995	19.45		2.92	36.761386	22.99	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2025	1,350	31	0.00	38.297812	(1.09	)‡	0.90	42.469829	2.60	0.40
12/31/2024	1,287	30	0.00	39.403395	9.09		0.65	41.395349	9.36	0.40
12/31/2023	1,014	26	0.00	36.120161	20.59		0.65	37.850928	20.89	0.40
12/31/2022	341	11	0.00	29.952372	(12.50)		0.65	31.310476	(12.28)	0.40
12/31/2021	148	4	0.00	34.232761	5.37	‡	0.65	35.691941	11.00 ‡	0.40
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2025	6,398	352	0.00	17.743339	0.01	‡	1.90	18.829999	16.02 ‡	0.00
12/31/2024+	934	59	0.00	15.753690	3.02	‡	1.40	15.939055	3.13 ‡	0.85

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager U.S. Select Equity Fund - Class I
12/31/2025	393	21	0.00	18.501651	8.55	‡	0.90	18.764064	15.87	‡	0.45
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL S&P 500 Index Fund - Class I
12/31/2025	30,883	1,036	0.00	28.767493	16.73		0.90	30.105716	2.09	‡	0.35
12/31/2024	24,696	971	0.00	24.643915	23.74		0.90	25.556343	24.37		0.40
12/31/2023	18,350	897	0.00	19.915149	25.04		0.90	20.548928	25.67		0.40
12/31/2022	13,200	811	0.00	15.926994	(12.19	)‡	0.90	16.352100	(18.50)		0.40
12/31/2021	16,750	837	0.00	19.851890	27.69		0.65	20.064693	28.01		0.40
JNL Small Cap Index Fund - Class I
12/31/2025	276	26	0.00	10.648365	5.64		0.40	N/A	N/A		N/A
12/31/2024	362	36	0.00	10.079877	8.11		0.40	N/A	N/A		N/A
12/31/2023	145	16	0.00	9.323677	15.62		0.40	N/A	N/A		N/A
12/31/2022	150	19	0.00	8.064381	(16.57)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.666081	3.90	‡	0.40	9.666081	3.90	‡	0.40
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2025	3,104	268	0.00	11.424001	4.20		1.65	11.765401	5.04		0.85
12/31/2024	2,433	220	0.00	10.963528	4.37		1.65	11.201187	(4.43	)‡	0.85
12/31/2023	1,882	178	0.00	10.504969	13.74		1.65	10.620857	14.49		1.00
12/31/2022+	929	100	0.00	9.235576	(7.64	)‡	1.65	9.276535	(7.23	)‡	1.00
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2025	291	24	0.00	12.078066	5.84		0.45	12.100316	5.90		0.40
12/31/2024	216	19	0.00	11.411301	5.87		0.45	11.426626	5.93	‡	0.40
12/31/2023	83	8	0.00	10.778235	15.51		0.45	N/A	N/A		N/A
12/31/2022+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2025	253,074	8,883	0.00	21.326677	12.63		2.50	40.524468	15.48		0.00
12/31/2024	221,901	8,915	0.00	18.935831	13.17		2.50	35.092963	16.05		0.00
12/31/2023	193,175	8,924	0.00	16.732189	11.05		2.50	30.239257	13.85		0.00
12/31/2022	166,770	8,673	0.00	15.067650	(15.88	)‡	2.50	26.560432	(13.76)		0.00
12/31/2021	183,225	8,122	0.00	12.943387	10.21		4.00	30.797812	14.71		0.00
JNL/American Funds Balanced Fund - Class I
12/31/2025	1,656	42	0.00	36.429491	15.07		0.65	38.844383	15.36		0.40
12/31/2024	1,422	41	0.00	31.657231	15.60		0.65	33.671530	15.89		0.40
12/31/2023	1,211	41	0.00	27.386202	13.44		0.65	29.055555	13.72		0.40
12/31/2022	1,053	41	0.00	24.141777	(14.02)		0.65	25.549513	(13.81)		0.40
12/31/2021	336	11	0.00	28.079692	14.34		0.65	29.643066	12.98	‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class I - October 21, 2024; JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2025	23,680	2,535	0.00	9.051381	4.66	2.00	9.930060	6.77		0.00
12/31/2024	20,210	2,281	0.00	8.648382	(1.14)	2.00	9.300059	0.87		0.00
12/31/2023	18,219	2,048	0.00	8.748143	2.59	2.00	9.220063	4.65		0.00
12/31/2022	8,788	1,020	0.00	8.527509	(2.31)‡	2.00	8.810060	(12.86)		0.00
12/31/2021+	3,130	312	0.00	9.993349	0.03 ‡	1.70	10.110000	1.20	‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2025	1,514	155	0.00	9.663896	2.11 ‡	0.90	9.916117	(0.26	)‡	0.35
12/31/2024	1,516	165	0.00	9.119338	(1.80)‡	0.85	9.262578	0.78		0.40
12/31/2023	675	74	0.00	9.138885	4.18	0.65	9.191075	4.44		0.40
12/31/2022	259	30	0.00	8.772561	(13.10)	0.65	8.793283	(12.93	)‡	0.45
12/31/2021+	53	5	0.00	10.095262	(0.34)‡	0.65	10.102394	1.13	‡	0.40
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2025	31,980	2,022	0.00	14.793793	17.20	2.25	17.379951	19.86		0.00
12/31/2024	25,044	1,875	0.00	12.623158	7.31	2.25	14.499962	9.77		0.00
12/31/2023	23,977	1,938	0.00	11.763279	6.14	2.25	13.209971	8.55		0.00
12/31/2022	20,560	1,780	0.00	11.083076	(9.57)	2.25	12.169973	(7.52)		0.00
12/31/2021	19,204	1,517	0.00	12.256597	11.99	2.25	13.159971	14.53		0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2025	525	31	0.00	16.720147	19.14	0.90	17.198843	19.68		0.45
12/31/2024	372	26	0.00	14.034138	9.05	0.90	14.371098	9.55		0.45
12/31/2023	221	17	0.00	12.869064	7.94	0.90	13.118562	8.43		0.45
12/31/2022	304	25	0.00	11.922299	(8.12)	0.90	12.099051	(7.70	)‡	0.45
12/31/2021	326	25	0.00	12.975389	12.08 ‡	0.90	13.130922	12.89	‡	0.40
JNL/American Funds Capital World Bond Fund - Class A
12/31/2025	20,476	2,152	0.00	8.603849	6.73	2.05	11.861181	8.93		0.00
12/31/2024	18,800	2,135	0.00	8.061019	(5.31)	2.05	10.888408	(3.34)		0.00
12/31/2023	21,557	2,333	0.00	8.513130	3.67	2.05	11.264249	5.81		0.00
12/31/2022	20,758	2,348	0.00	8.211454	(19.56)‡	2.05	10.645230	(17.90)		0.00
12/31/2021	26,076	2,386	0.00	9.343050	(7.95)	2.81	12.966599	(5.33	)‡	0.00
JNL/American Funds Capital World Bond Fund - Class I
12/31/2025	701	62	0.00	10.824618	8.27	0.85	11.615667	8.75		0.40
12/31/2024	449	45	0.00	9.998212	(3.67)‡	0.85	10.680732	(3.36)		0.40
12/31/2023	187	18	0.00	10.680837	5.43	0.65	11.052291	5.68		0.40
12/31/2022	70	7	0.00	10.131218	(18.20)	0.65	10.458125	(18.00)		0.40
12/31/2021	61	5	0.00	12.385177	(5.63)	0.65	12.753708	(2.38	)‡	0.40
JNL/American Funds Global Growth Fund - Class A
12/31/2025	78,079	2,500	0.00	28.431381	18.74	2.05	36.579017	21.20		0.00
12/31/2024	73,439	2,817	0.00	23.943914	10.92	2.05	30.180446	13.23		0.00
12/31/2023	66,941	2,870	0.00	21.587349	19.60	2.05	26.655140	22.06		0.00
12/31/2022	54,050	2,789	0.00	18.050361	(26.53)	2.05	21.836866	(25.01)		0.00
12/31/2021	69,136	2,638	0.00	24.567633	13.72	2.05	29.119537	16.08		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class I
12/31/2025	1,605	47	0.00	33.774586	5.78	‡	0.90	35.917187	21.06		0.40
12/31/2024	1,554	55	0.00	28.197186	5.93	‡	0.85	29.667975	13.10		0.40
12/31/2023	1,056	42	0.00	25.565248	21.70		0.65	26.230970	22.01		0.40
12/31/2022	693	33	0.00	21.006375	(25.31)		0.65	21.499720	(25.12)		0.40
12/31/2021	1,384	50	0.00	28.123848	15.71		0.65	28.712720	8.42	‡	0.40
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2025	38,863	1,813	0.00	19.453345	11.88		2.05	26.832622	14.20		0.00
12/31/2024	37,996	1,999	0.00	17.388215	(0.09)		2.05	23.497144	1.99		0.00
12/31/2023	41,522	2,196	0.00	17.403541	13.49		2.05	23.038355	15.84		0.00
12/31/2022	38,992	2,356	0.00	15.334585	(31.22	)‡	2.05	19.888860	(29.80)		0.00
12/31/2021	57,235	2,394	0.00	21.018966	3.69		2.56	28.332960	6.38	‡	0.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2025	474	19	0.00	24.456741	13.60		0.85	26.921671	14.06		0.45
12/31/2024	365	16	0.00	21.528663	6.52	‡	0.85	23.603875	1.84		0.45
12/31/2023	190	8	0.00	21.813820	15.34		0.65	23.177544	15.57		0.45
12/31/2022	168	9	0.00	18.912667	(30.04)		0.65	20.054968	(29.90	)‡	0.45
12/31/2021	244	9	0.00	27.033635	6.01		0.65	27.833578	0.52	‡	0.40
JNL/American Funds Growth Allocation Fund - Class A
12/31/2025	259,833	9,138	0.00	25.114426	15.79		2.30	34.393768	18.49		0.00
12/31/2024	229,504	9,453	0.00	21.688897	10.23		2.30	29.027579	12.80		0.00
12/31/2023	222,497	10,204	0.00	19.676791	14.54		2.30	25.732553	17.20		0.00
12/31/2022	184,920	9,807	0.00	17.178743	(21.10	)‡	2.30	21.956353	(19.27)		0.00
12/31/2021	230,946	9,747	0.00	18.115535	8.96		4.20	27.196997	13.64		0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2025	2,800	86	0.00	31.419698	17.79		0.90	33.394428	18.38		0.40
12/31/2024	2,429	88	0.00	26.673561	(1.85	)‡	0.90	28.208676	12.66		0.40
12/31/2023	2,160	88	0.00	24.498250	16.82		0.65	25.037882	17.11		0.40
12/31/2022	1,855	88	0.00	20.970735	(19.57)		0.65	21.379301	(19.37)		0.40
12/31/2021	2,035	78	0.00	26.074637	13.23		0.65	26.516477	11.70	‡	0.40
JNL/American Funds Growth Fund - Class A
12/31/2025	576,381	8,670	0.00	58.283071	17.14		2.30	80.245405	19.87		0.00
12/31/2024	461,958	8,223	0.00	49.754143	28.26		2.30	66.945111	31.26		0.00
12/31/2023	328,046	7,567	0.00	38.792921	34.90		2.30	51.003354	38.03		0.00
12/31/2022	222,669	6,994	0.00	28.755981	(31.74)		2.30	36.949826	(30.15)		0.00
12/31/2021	277,194	5,992	0.00	42.125778	18.84		2.30	52.901914	21.61		0.00
JNL/American Funds Growth Fund - Class I
12/31/2025	7,813	102	0.00	73.183711	19.15		0.90	79.000740	(2.24	)‡	0.35
12/31/2024	6,540	102	0.00	61.420646	30.44		0.90	65.516022	31.10		0.40
12/31/2023	4,448	90	0.00	47.086792	37.22		0.90	49.974592	37.91		0.40
12/31/2022	2,594	73	0.00	34.313757	(30.57)		0.90	36.237028	(30.22)		0.40
12/31/2021	2,478	49	0.00	49.423738	14.28	‡	0.90	51.934108	21.48		0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth-Income Fund - Class A
12/31/2025	759,412	15,069	0.00	43.631941	14.96		2.30	62.559581	17.64	0.00
12/31/2024	685,309	15,797	0.00	37.952823	20.93		2.30	53.179944	23.75	0.00
12/31/2023	581,323	16,382	0.00	31.385136	22.82		2.30	42.972066	25.67	0.00
12/31/2022	470,230	16,428	0.00	25.553940	(18.71	)‡	2.30	34.194782	(16.82)	0.00
12/31/2021	580,445	16,625	0.00	29.653683	20.24		2.80	41.111171	23.65	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2025	8,996	148	0.00	56.524837	16.93		0.90	61.133900	17.51	0.40
12/31/2024	8,023	154	0.00	48.341283	4.85	‡	0.90	52.022247	23.63	0.40
12/31/2023	6,746	160	0.00	40.667007	25.24		0.65	42.080236	25.56	0.40
12/31/2022	5,679	168	0.00	32.470445	(17.11)		0.65	33.515170	(16.91)	0.40
12/31/2021	5,535	137	0.00	39.173843	23.21		0.65	40.333558	23.51	0.40
JNL/American Funds International Fund - Class A
12/31/2025	87,711	4,750	0.00	16.335263	23.51		2.20	23.051515	26.25	0.00
12/31/2024	79,687	5,378	0.00	13.226278	0.49		2.20	18.258072	2.74	0.00
12/31/2023	86,482	5,912	0.00	13.161835	12.84		2.20	17.771951	15.33	0.00
12/31/2022	77,130	5,998	0.00	11.664490	(22.80	)‡	2.20	15.409134	(21.08)	0.00
12/31/2021	103,885	6,279	0.00	14.425179	(4.33)		2.60	19.524271	(1.82)	0.00
JNL/American Funds International Fund - Class I
12/31/2025	1,701	78	0.00	20.857891	25.49		0.90	22.557930	26.12	0.40
12/31/2024	978	57	0.00	16.621414	2.11		0.90	17.886472	2.62	0.40
12/31/2023	662	39	0.00	16.278611	14.74		0.90	17.429769	15.31	0.40
12/31/2022	451	31	0.00	14.187852	(21.58)		0.90	15.115642	(21.19)	0.40
12/31/2021	444	24	0.00	18.092265	(5.52	)‡	0.90	19.179451	(2.33)‡	0.40
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2025	3,890	355	0.00	10.913194	0.21	‡	2.00	11.109995	13.14 ‡	0.00
12/31/2024+	322	33	0.00	9.793361	(0.87	)‡	1.40	9.800996	(0.79)‡	1.00
JNL/American Funds Moderate Allocation Fund - Class I
12/31/2025	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2025	150,907	6,701	0.00	20.034047	13.70		2.25	27.249836	16.29	0.00
12/31/2024	147,284	7,508	0.00	17.619922	7.21		2.25	23.432976	9.66	0.00
12/31/2023	146,856	8,100	0.00	16.434934	11.31		2.25	21.368118	13.83	0.00
12/31/2022	136,580	8,462	0.00	14.765343	(19.08	)‡	2.25	18.771415	(17.24)	0.00
12/31/2021	172,640	8,736	0.00	15.108317	5.44		4.20	22.682125	9.96	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024; JNL/American Funds Moderate Allocation Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2025	2,764	105	0.00	25.752704	15.87	0.65	26.648474	16.16		0.40
12/31/2024	2,414	107	0.00	22.224605	9.24	0.65	22.940224	9.52		0.40
12/31/2023	1,721	83	0.00	20.344626	13.48	0.65	20.946986	13.76		0.40
12/31/2022	1,357	75	0.00	17.928349	(17.51)	0.65	18.413210	(17.31)		0.40
12/31/2021	1,471	67	0.00	21.734835	9.55	0.65	22.267041	6.25	‡	0.40
JNL/American Funds New World Fund - Class A
12/31/2025	96,331	4,620	0.00	18.903645	25.15	2.05	26.064960	27.74		0.00
12/31/2024	79,235	4,800	0.00	15.104780	3.93	2.05	20.404209	6.09		0.00
12/31/2023	80,882	5,136	0.00	14.534025	13.12 ‡	2.05	19.232630	15.46		0.00
12/31/2022	74,098	5,361	0.00	12.527637	(24.14)‡	2.25	16.657472	(22.42)		0.00
12/31/2021	99,269	5,492	0.00	11.301153	(1.13)	5.50	21.471421	4.46		0.00
JNL/American Funds New World Fund - Class I
12/31/2025	1,597	63	0.00	24.528904	27.29	0.65	25.708961	0.59	‡	0.35
12/31/2024	1,268	64	0.00	19.269877	5.78	0.65	19.989420	6.04		0.40
12/31/2023	1,061	56	0.00	18.217456	15.06	0.65	18.850240	15.34		0.40
12/31/2022	915	56	0.00	15.833631	(22.71)	0.65	16.342807	(22.51)		0.40
12/31/2021	783	37	0.00	20.485249	4.10	0.65	21.091399	2.38	‡	0.40
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2025	308,446	7,347	0.00	36.955628	14.09	2.30	52.985966	16.75		0.00
12/31/2024	291,678	8,006	0.00	32.391429	15.89	2.30	45.385998	18.60		0.00
12/31/2023	269,883	8,665	0.00	27.950185	14.27	2.30	38.267043	16.92		0.00
12/31/2022	248,659	9,206	0.00	24.460589	(10.96)‡	2.30	32.730059	(8.90)		0.00
12/31/2021	280,940	9,337	0.00	26.966013	24.22	2.46	35.926057	27.31	‡	0.00
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2025	2,026	39	0.00	47.893614	16.04	0.90	51.798631	16.62		0.40
12/31/2024	2,010	45	0.00	41.273653	17.90	0.90	44.416093	18.50		0.40
12/31/2023	1,136	30	0.00	35.006712	16.20	0.90	37.483068	16.78		0.40
12/31/2022	852	26	0.00	30.125690	(9.45)	0.90	32.096252	(9.00)		0.40
12/31/2021	1,126	32	0.00	33.270710	26.56	0.90	35.270583	27.19		0.40
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2025	40,106	2,291	0.00	16.552046	10.48	2.30	19.229983	13.05		0.00
12/31/2024	38,250	2,438	0.00	14.981441	12.68	2.30	17.009990	15.32		0.00
12/31/2023	37,345	2,706	0.00	13.295049	8.06	2.30	14.749992	10.57		0.00
12/31/2022	37,073	2,927	0.00	12.303039	(10.64)	2.30	13.339990	(8.57)		0.00
12/31/2021	41,826	2,975	0.00	13.768132	19.22	2.30	14.589997	21.99		0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2025	329	17	0.00	18.491366	1.38 ‡	0.90	19.104908	12.97		0.40
12/31/2024	209	12	0.00	16.680348	14.90	0.65	16.912184	15.19	‡	0.40
12/31/2023	98	7	0.00	14.517414	10.19	0.65	14.649351	10.41		0.45
12/31/2022	88	7	0.00	13.174995	(8.89)	0.65	13.268339	(8.71	)‡	0.45
12/31/2021	50	3	0.00	14.460791	4.17 ‡	0.65	14.552379	24.68	‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Global Allocation Fund - Class A
12/31/2025	141,739	6,803	0.00	18.139049	16.06		2.30	24.970562	18.52	0.20
12/31/2024	137,285	7,732	0.00	15.628469	6.94		2.30	21.067761	9.22 ‡	0.20
12/31/2023	142,788	8,684	0.00	14.613789	11.37		2.30	19.806487	13.96	0.00
12/31/2022	139,823	9,553	0.00	13.121414	(17.46	)‡	2.30	16.960349	(9.29)‡	0.20
12/31/2021	184,379	10,486	0.00	15.440094	4.59		2.56	20.578955	7.30	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2025	615	26	0.00	23.501757	18.07		0.85	25.773258	18.54	0.45
12/31/2024	466	23	0.00	19.904812	5.01	‡	0.85	21.741540	9.26	0.45
12/31/2023	294	16	0.00	18.781957	13.61		0.65	19.898781	13.84	0.45
12/31/2022	166	10	0.00	16.531244	(15.87)		0.65	17.479343	(15.70)‡	0.45
12/31/2021	133	7	0.00	19.649532	6.99		0.65	20.208759	6.73 ‡	0.40
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2025	55,062	3,880	0.00	11.886272	26.89		2.30	18.373543	29.78	0.00
12/31/2024	52,286	4,721	0.00	9.367252	(5.71)		2.30	14.157224	(3.58)	0.00
12/31/2023	61,813	5,319	0.00	9.935026	(3.87)		2.30	14.682834	(1.61)	0.00
12/31/2022	89,660	7,489	0.00	10.335396	14.99	‡	2.30	14.922780	17.66	0.00
12/31/2021	59,655	5,772	0.00	8.025216	26.65		3.06	12.683225	30.59	0.00
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2025	171	10	0.00	17.005335	29.35		0.65	17.832878	29.67	0.40
12/31/2024	295	22	0.00	13.147254	(3.90)		0.65	13.752160	(3.66)	0.40
12/31/2023	330	23	0.00	13.680737	(1.99)		0.65	14.273962	(1.74)	0.40
12/31/2022	313	22	0.00	13.958200	17.41		0.65	14.412417	17.64 ‡	0.45
12/31/2021	55	5	0.00	11.888426	(0.39	)‡	0.65	12.341663	18.09 ‡	0.40
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2025	346,402	2,282	0.00	112.081233	8.72	‡	2.45	237.397345	11.41	0.00
12/31/2024	372,729	2,705	0.00	98.582946	28.07		2.60	213.083471	31.46	0.00
12/31/2023	316,499	2,985	0.00	76.974518	45.87		2.60	162.084757	49.70	0.00
12/31/2022	221,630	3,092	0.00	52.769937	(39.47	)‡	2.60	108.273468	(37.88)	0.00
12/31/2021	392,192	3,349	0.00	79.426966	16.95		2.95	174.288237	20.45	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2025	3,030	13	0.00	195.005942	10.74		0.90	227.313495	11.30	0.40
12/31/2024	3,622	18	0.00	176.093506	1.69	‡	0.90	204.240649	31.33	0.40
12/31/2023	3,082	20	0.00	144.767525	49.16		0.65	155.513349	49.53	0.40
12/31/2022	2,060	19	0.00	97.053870	(38.09)		0.65	103.998426	(37.93)	0.40
12/31/2021	3,274	19	0.00	156.760571	20.02		0.65	167.559082	20.32	0.40
JNL/Causeway International Value Select Fund - Class A
12/31/2025	106,685	3,631	1.86	21.925499	39.63	‡	2.45	43.370228	43.10	0.00
12/31/2024	61,145	2,955	1.87	15.080461	1.79		2.60	30.308404	4.49	0.00
12/31/2023	59,511	2,976	1.58	14.814685	25.07		2.60	29.006036	28.35	0.00
12/31/2022	40,809	2,591	1.33	11.845475	(9.43	)‡	2.60	22.598956	(7.05)	0.00
12/31/2021	45,963	2,675	1.32	10.136400	4.59		3.67	24.312772	8.50	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Causeway International Value Select Fund - Class I
12/31/2025	1,966	47	2.43	38.600993	42.51		0.65	41.384304	42.86	0.40
12/31/2024	792	27	2.11	27.086978	4.14		0.65	28.967564	4.40	0.40
12/31/2023	638	22	1.47	26.010370	8.07	‡	0.65	27.746387	28.28	0.40
12/31/2022	409	18	2.24	23.330711	(7.16)		0.45	21.629506	(7.11)	0.40
12/31/2021	190	8	2.36	25.129735	8.28		0.45	23.285738	4.84 ‡	0.40
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2025	77,323	2,821	0.00	25.827865	6.84		2.05	30.597000	9.05	0.00
12/31/2024	80,478	3,164	0.00	24.174535	24.94		2.05	28.057252	27.55	0.00
12/31/2023	71,382	3,534	0.00	19.348409	41.62		2.05	21.997858	44.55	0.00
12/31/2022	41,703	2,946	0.00	13.662032	(33.87	)‡	2.05	15.218522	(32.51)	0.00
12/31/2021	61,255	2,880	0.00	20.303137	18.23		2.46	22.547822	21.17	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2025	1,539	51	0.00	29.101713	8.41		0.90	30.330386	8.95	0.40
12/31/2024	1,559	57	0.00	26.845154	26.74		0.90	27.839025	27.38	0.40
12/31/2023	1,427	66	0.00	21.181752	43.75		0.90	21.855793	44.47	0.40
12/31/2022	848	57	0.00	14.734879	(22.39	)‡	0.90	15.128147	(32.60)	0.40
12/31/2021	1,205	54	0.00	22.206057	20.78		0.65	22.443750	21.08	0.40
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2025	6,798	529	3.48	12.212938	0.71		2.05	14.208528	2.79	0.00
12/31/2024	8,156	645	5.00	12.127402	2.33		2.05	13.822723	4.46	0.00
12/31/2023	8,290	675	2.14	11.851816	7.44		2.05	13.232980	9.66	0.00
12/31/2022	7,447	656	1.09	11.031411	(27.25)		2.05	12.067727	(25.74)	0.00
12/31/2021	9,118	589	1.38	15.162707	41.21		2.05	16.251482	44.13	0.00
JNL/Cohen & Steers U.S. Realty Fund - Class I
12/31/2025	213	15	4.47	13.835669	2.39		0.65	14.093210	2.65	0.40
12/31/2024	189	14	5.65	13.512612	4.14		0.65	13.730044	4.41	0.40
12/31/2023	177	13	2.71	12.974895	9.18		0.65	13.150594	9.45	0.40
12/31/2022	179	15	1.20	11.883795	(25.40	)‡	0.65	12.014757	(25.84)	0.40
12/31/2021	196	12	0.94	16.174911	44.00		0.45	16.202132	39.54 ‡	0.40
JNL/DFA International Core Equity Fund - Class A
12/31/2025	39,312	2,321	1.61	16.166968	32.61		2.00	18.420034	35.29	0.00
12/31/2024	20,246	1,603	2.23	12.191690	1.87		2.00	13.615702	3.94	0.00
12/31/2023	19,765	1,605	1.91	11.967846	13.31		2.00	13.099609	15.59	0.00
12/31/2022	14,943	1,384	1.50	10.562257	(13.78)		2.00	11.332787	(12.05)	0.00
12/31/2021	7,135	572	2.11	12.250928	(1.48	)‡	2.00	12.885069	11.33	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2025	1,189	65	1.80	17.764494	34.53	‡	0.90	18.353654	35.20	0.40
12/31/2024	814	60	2.98	13.388393	3.61		0.65	13.574800	3.87	0.40
12/31/2023	653	50	1.66	12.921948	15.21	‡	0.65	13.068941	15.50	0.40
12/31/2022	590	52	1.72	11.117831	(12.45)		0.90	11.315362	(12.01)	0.40
12/31/2021	573	45	3.28	12.698518	2.42	‡	0.90	12.859753	8.62 ‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2025	72,710	945	0.00	63.648129	12.76	2.05	116.116539	15.09	0.00
12/31/2024	76,512	1,132	0.00	56.446235	17.86	2.05	100.888190	20.40	0.00
12/31/2023	72,292	1,271	0.00	47.890693	19.80	2.05	83.790941	22.27	0.00
12/31/2022	68,922	1,460	0.00	39.976344	(17.31)‡	2.05	68.527878	(15.60)	0.00
12/31/2021	83,269	1,466	0.00	33.968087	22.58	3.45	81.195190	26.88	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2025	1,147	10	0.00	103.140739	14.80	0.65	110.980105	15.09	0.40
12/31/2024	955	10	0.00	89.844475	19.98	0.65	96.431866	20.28	0.40
12/31/2023	894	11	0.00	74.884022	21.92	0.65	80.172762	22.22	0.40
12/31/2022	727	10	0.00	61.420846	(15.85)	0.65	65.594978	(15.64)	0.40
12/31/2021	374	5	0.00	72.989318	26.50	0.65	77.755292	21.08 ‡	0.40
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2025	38,358	1,308	0.00	25.956381	4.63	2.25	35.018864	7.01	0.00
12/31/2024	39,179	1,414	0.00	24.807404	6.80	2.25	32.724183	9.24	0.00
12/31/2023	37,307	1,453	0.00	23.228345	14.12	2.25	29.955585	16.72	0.00
12/31/2022	31,654	1,421	0.00	20.353566	(15.66)	2.25	25.665513	(13.75)	0.00
12/31/2021	35,942	1,374	0.00	24.132662	24.62	2.25	29.755978	27.46	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2025	1,209	52	0.00	32.234548	6.45	0.90	34.453556	6.98	0.40
12/31/2024	2,304	89	0.00	30.282008	8.70	0.90	32.205191	9.25	0.40
12/31/2023	2,166	97	0.00	27.858340	16.07	0.90	29.479026	16.65	0.40
12/31/2022	1,927	95	0.00	24.001552	(7.79)‡	0.90	25.271537	(13.82)	0.40
12/31/2021	1,777	72	0.00	28.649645	6.55 ‡	0.65	29.324813	27.50	0.40
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2025	121,601	5,760	0.00	16.435285	4.74	2.30	31.177120	7.18	0.00
12/31/2024	130,376	6,560	0.00	15.691633	(0.05)‡	2.30	29.089664	2.29	0.00
12/31/2023	141,142	7,171	0.00	15.104461	3.47 ‡	2.45	28.438733	6.03	0.00
12/31/2022	138,620	7,358	0.00	14.417786	(15.42)‡	2.50	26.822639	(13.28)	0.00
12/31/2021	183,133	8,312	0.00	8.331673	(5.76)	5.50	30.930218	(0.43)	0.00
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2025	2,770	93	0.00	27.738899	6.83	0.65	29.738425	7.10	0.40
12/31/2024	1,771	64	0.00	25.965951	1.93	0.65	27.768176	2.19	0.40
12/31/2023	1,256	46	0.00	25.474533	5.68	0.65	27.174254	5.95	0.40
12/31/2022	1,158	44	0.00	24.104754	(13.58)	0.65	25.649084	(13.36)	0.40
12/31/2021	1,412	47	0.00	27.892366	(0.78)	0.65	29.605447	0.54 ‡	0.40
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2025	9,581	794	0.00	10.908594	6.01	2.30	13.636145	8.52	0.00
12/31/2024	10,113	899	0.00	10.290186	4.51	2.30	12.565832	6.92	0.00
12/31/2023	9,540	895	0.00	9.846326	6.91	2.30	11.752804	9.39	0.00
12/31/2022	9,182	932	0.00	9.209604	(16.99)	2.30	10.744227	(15.05)	0.00
12/31/2021	11,564	985	0.00	11.095122	(1.55)	2.30	12.648119	0.74	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2025	120	10	0.00	13.305538	8.35		0.45	13.550742	0.16 ‡	0.35
12/31/2024	44	4	0.00	12.280208	6.80		0.45	N/A	N/A	N/A
12/31/2023	37	4	0.00	11.498029	9.24		0.45	N/A	N/A	N/A
12/31/2022	44	5	0.00	10.525570	(15.16)		0.45	N/A	N/A	N/A
12/31/2021	52	5	0.00	12.406359	0.54		0.45	12.524472	0.65 ‡	0.40
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2025	116,943	3,881	0.00	27.381811	6.50		2.30	34.667919	8.98	0.00
12/31/2024	125,898	4,492	0.00	25.710447	10.52		2.30	31.811477	13.11	0.00
12/31/2023	127,795	5,093	0.00	23.262685	24.48		2.30	28.124969	27.36	0.00
12/31/2022	107,556	5,383	0.00	18.688144	(25.43	)‡	2.30	22.082498	(23.70)	0.00
12/31/2021	150,268	5,658	0.00	25.030202	21.16		2.32	28.942835	24.01	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2025	1,194	36	0.00	33.341843	8.58		0.65	34.207624	8.85	0.40
12/31/2024	1,191	39	0.00	30.706812	12.70		0.65	31.425541	12.98	0.40
12/31/2023	1,294	49	0.00	27.246606	26.98		0.65	27.814348	27.30	0.40
12/31/2022	1,104	53	0.00	21.457038	(23.98)		0.65	21.849593	(23.79)	0.40
12/31/2021	1,822	66	0.00	28.226271	23.58		0.65	28.671103	23.89	0.40
JNL/DoubleLine Total Return Fund - Class A
12/31/2025	68,382	6,256	0.00	9.970774	5.46	‡	2.00	12.749279	7.59	0.00
12/31/2024	68,629	6,687	0.00	9.140218	0.21		2.30	11.849577	2.56	0.00
12/31/2023	72,959	7,212	0.00	9.120981	2.70		2.30	11.553341	5.09	0.00
12/31/2022	74,621	7,658	0.00	8.881450	(15.00	)‡	2.30	10.993773	(13.02)	0.00
12/31/2021	92,246	8,129	0.00	10.307562	(2.85)		2.46	12.639544	(0.43)	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2025	1,276	106	0.00	11.771033	6.95		0.90	12.448176	7.49	0.40
12/31/2024	1,152	103	0.00	11.006179	1.98		0.90	11.581267	2.49	0.40
12/31/2023	1,209	111	0.00	10.792944	4.49		0.90	11.299951	5.01	0.40
12/31/2022	846	82	0.00	10.329411	(10.98	)‡	0.90	10.760846	(13.09)	0.40
12/31/2021	873	73	0.00	12.195817	(0.82)		0.65	12.382301	0.09 ‡	0.40
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2025	121,842	9,416	3.73	9.547488	1.48	‡	2.25	19.017576	3.79	0.00
12/31/2024	119,791	9,468	4.68	9.656966	2.48		2.20	18.322947	4.74	0.00
12/31/2023	123,654	10,139	4.30	9.423517	2.10		2.20	17.493111	4.37	0.00
12/31/2022	140,716	11,960	0.97	9.229351	(1.24	)‡	2.20	16.760712	0.95	0.00
12/31/2021	114,353	9,532	0.00	7.348366	(3.01)		3.06	16.602604	0.00	0.00
JNL/Dreyfus Government Money Market Fund - Class I
12/31/2025	2,013	111	4.06	15.250571	2.28	‡	0.90	18.050688	0.60 ‡	0.35
12/31/2024	3,850	233	4.97	15.923505	4.37		0.65	17.148329	4.63	0.40
12/31/2023	3,195	202	4.83	15.256748	4.15		0.65	16.389029	4.41	0.40
12/31/2022	1,828	116	1.14	14.648552	0.66		0.65	15.696526	0.91	0.40
12/31/2021	4,450	287	0.15	14.552840	(0.61)		0.65	15.555136	(0.36)	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2025	49,139	1,803	0.00	17.846457	4.52		2.80	42.082513	7.49	0.00
12/31/2024	50,393	1,970	0.00	17.074408	(1.07)		2.80	39.150265	1.76	0.00
12/31/2023	50,555	1,993	0.00	17.258394	3.86		2.80	38.473596	6.80	0.00
12/31/2022	50,179	2,087	0.00	16.617492	(15.92	)‡	2.80	36.024689	(13.53)	0.00
12/31/2021	67,448	2,392	0.00	17.297725	(3.92)		3.30	41.663613	(0.69)	0.00
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2025	1,321	77	0.00	36.947456	7.02		0.65	39.890094	7.29	0.40
12/31/2024	3,298	88	0.00	34.524956	1.53		0.65	37.180817	1.78	0.40
12/31/2023	1,638	45	0.00	34.004946	6.36		0.65	36.528804	6.62	0.40
12/31/2022	154	4	0.00	31.972277	(13.84)		0.65	37.370195	(13.67)‡	0.45
12/31/2021	68	2	0.00	37.109449	(1.02)		0.65	39.665271	(0.77)	0.40
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2025	52,147	2,442	0.00	19.630328	15.22	‡	2.00	26.000976	17.55	0.00
12/31/2024	53,324	2,900	0.00	16.817503	3.43		2.10	22.119677	5.64	0.00
12/31/2023	53,733	3,047	0.00	16.260228	0.68		2.10	20.939464	2.81	0.00
12/31/2022	57,802	3,321	0.00	16.150464	(6.00	)‡	2.10	20.367530	(4.01)	0.00
12/31/2021	63,374	3,442	0.00	16.568328	10.21		2.46	21.219206	12.95	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2025	103	4	0.00	24.593134	17.20		0.65	25.473066	17.50	0.40
12/31/2024	183	8	0.00	20.983414	5.18		0.65	21.679950	5.44	0.40
12/31/2023	236	11	0.00	19.950759	2.45		0.65	20.561269	2.70	0.40
12/31/2022	234	12	0.00	19.474488	(8.23	)‡	0.65	20.020355	(4.11)	0.40
12/31/2021	30	1	0.00	21.323786	12.82		0.45	20.879363	15.68 ‡	0.40
JNL/Franklin Templeton Income Fund - Class A
12/31/2025	116,563	5,237	0.00	18.276036	9.34		2.40	29.304742	12.00	0.00
12/31/2024	123,460	6,140	0.00	16.714688	3.85		2.40	26.165542	6.38	0.00
12/31/2023	130,371	6,805	0.00	16.095791	5.63		2.40	24.596169	8.19	0.00
12/31/2022	131,481	7,326	0.00	15.238479	(6.68	)‡	2.40	22.735120	(4.42)	0.00
12/31/2021	142,949	7,509	0.00	14.726643	11.30		3.06	23.786990	14.75	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2025	643	23	0.00	27.039705	11.53		0.65	29.604954	11.76	0.45
12/31/2024	569	23	0.00	24.243372	6.09		0.65	26.490279	6.30	0.45
12/31/2023	541	23	0.00	22.851987	7.84		0.65	24.919814	8.06	0.45
12/31/2022	510	24	0.00	21.190518	(4.85)		0.65	23.061943	(4.66)‡	0.45
12/31/2021	250	11	0.00	22.270674	14.44		0.65	23.160671	12.52 ‡	0.40
JNL/Goldman Sachs 4 Fund - Class A
12/31/2025	409,421	8,338	0.00	40.820562	13.93	‡	2.40	63.000519	16.70	0.00
12/31/2024	411,443	9,662	0.00	35.221526	16.25		2.50	53.987325	19.21	0.00
12/31/2023	412,019	11,384	0.00	30.298800	11.59		2.50	45.289000	14.42	0.00
12/31/2022	410,258	12,795	0.00	27.150826	(13.11	)‡	2.50	39.581954	(10.92)	0.00
12/31/2021	514,277	14,092	0.00	29.332418	31.54		2.95	44.436221	35.48	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class I
12/31/2025	2,042	40	0.00	55.631345	16.00		0.90	60.080424	16.58		0.40
12/31/2024	1,869	43	0.00	47.958793	(5.29	)‡	0.90	51.535849	19.11		0.40
12/31/2023	1,371	40	0.00	42.127957	14.04		0.65	43.267218	14.33		0.40
12/31/2022	1,171	39	0.00	36.940516	(11.27)		0.65	29.923007	(11.10	)‡	0.45
12/31/2021	1,409	42	0.00	41.634247	17.29	‡	0.65	42.547273	26.65	‡	0.40
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2025	40,598	2,766	0.00	13.576534	7.74		2.30	16.419395	10.25		0.00
12/31/2024	36,631	2,713	0.00	12.600909	2.63		2.30	14.892949	5.03		0.00
12/31/2023	31,242	2,401	0.00	12.278134	26.02		2.30	14.179944	28.95		0.00
12/31/2022	22,345	2,184	0.00	9.742667	(23.67)		2.30	10.996485	(21.90)		0.00
12/31/2021	18,141	1,365	0.00	12.763386	(4.52)		2.30	14.079518	(2.30)		0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2025	491	30	0.00	15.955945	9.91		0.65	16.288710	10.19		0.40
12/31/2024	424	29	0.00	14.517265	4.59		0.65	14.783016	4.86		0.40
12/31/2023	477	34	0.00	13.879515	28.46		0.65	14.098006	28.78		0.40
12/31/2022	434	40	0.00	10.804943	(22.13)		0.65	10.947737	(21.93)		0.40
12/31/2021	425	30	0.00	13.875324	(2.64)		0.65	14.023294	(9.42	)‡	0.40
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2025	35,013	1,999	0.00	16.514572	12.97		2.05	19.564228	15.31		0.00
12/31/2024	31,887	2,073	0.00	14.618551	10.29		2.05	16.966664	12.59		0.00
12/31/2023	28,924	2,089	0.00	13.254815	6.34		2.05	15.070015	8.54		0.00
12/31/2022	29,037	2,247	0.00	12.464433	(3.95)		2.05	13.884610	(1.97)		0.00
12/31/2021	15,194	1,135	0.00	12.976893	16.25		2.05	14.162964	18.65		0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2025	256	13	0.00	19.333161	15.12	‡	0.45	19.412738	15.17		0.40
12/31/2024	233	14	0.00	16.551603	12.15		0.65	16.855047	12.43	‡	0.40
12/31/2023	41	3	0.00	14.758390	8.21		0.65	14.944694	8.43		0.45
12/31/2022	36	3	0.00	13.638096	(2.36)		0.65	13.782754	(2.16	)‡	0.45
12/31/2021	7	1	0.00	13.967538	2.78	‡	0.65	14.117403	17.07	‡	0.40
JNL/Invesco Global Growth Fund - Class A
12/31/2025	100,667	2,185	0.00	36.283645	12.57	‡	2.45	66.404722	15.37		0.00
12/31/2024	104,394	2,582	0.00	31.098870	12.84		2.60	57.557304	15.83		0.00
12/31/2023	105,482	2,977	0.00	27.559665	31.08		2.60	49.690932	34.52		0.00
12/31/2022	85,598	3,206	0.00	21.025704	(33.93	)‡	2.60	34.613868	(32.40)		0.30
12/31/2021	146,680	3,664	0.00	27.540495	11.63		3.30	51.200643	15.03		0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2025	318	5	0.00	59.938840	14.99		0.65	67.798777	15.22	‡	0.45
12/31/2024	528	10	0.00	52.123247	15.43		0.65	55.301432	15.72	‡	0.40
12/31/2023	445	9	0.00	45.155154	34.10		0.65	50.872066	34.36		0.45
12/31/2022	279	8	0.00	33.673519	(32.46	)‡	0.65	37.861207	(32.33	)‡	0.45
12/31/2021	588	11	0.00	47.345935	14.69		0.90	52.503191	13.99	‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2025	138,082	2,685	0.00	42.985205	3.91		2.15	72.283351	6.17		0.00
12/31/2024	147,670	3,011	0.00	41.368553	14.23	‡	2.15	68.084985	16.72		0.00
12/31/2023	137,538	3,223	0.00	35.824239	9.65		2.20	58.330503	12.08		0.00
12/31/2022	126,051	3,268	0.00	32.671025	(36.69	)‡	2.20	52.041897	(35.28)		0.00
12/31/2021	208,553	3,445	0.00	38.895533	3.48		3.60	80.412082	7.27		0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2025	2,027	28	0.00	65.361231	5.79		0.65	69.434635	6.06		0.40
12/31/2024	2,062	30	0.00	61.781758	16.30		0.65	65.468288	16.59		0.40
12/31/2023	1,696	29	0.00	53.122734	11.72		0.65	56.151232	12.00		0.40
12/31/2022	857	17	0.00	47.551394	(35.51)		0.65	50.136996	(35.35)		0.40
12/31/2021	1,286	16	0.00	73.739698	6.90		0.65	77.555553	7.17		0.40
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2025	47,756	3,130	0.00	13.815841	12.24		2.30	18.075307	14.90		0.00
12/31/2024	47,901	3,558	0.00	12.308763	5.97		2.30	15.731406	8.44		0.00
12/31/2023	51,170	4,066	0.00	11.615781	10.08		2.30	14.506679	12.62		0.00
12/31/2022	50,441	4,447	0.00	10.552143	(20.88	)‡	2.30	12.880759	(19.04)		0.00
12/31/2021	70,063	4,928	0.00	13.182229	6.25		2.45	15.910912	8.89		0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2025	143	8	0.00	17.257548	14.45		0.65	17.854719	14.68		0.45
12/31/2024	149	10	0.00	15.078558	8.02		0.65	15.569141	8.24		0.45
12/31/2023	156	11	0.00	13.959302	12.29		0.65	14.384437	12.51		0.45
12/31/2022	112	9	0.00	12.431986	(19.36)		0.65	12.785110	(19.20	)‡	0.45
12/31/2021	54	3	0.00	15.416001	8.54		0.65	15.640874	7.72	‡	0.40
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2025	94,596	5,597	0.00	15.969862	4.93		2.05	18.580303	7.10		0.00
12/31/2024	92,175	5,771	0.00	15.220123	15.46		2.05	17.348520	17.86		0.00
12/31/2023	75,108	5,467	0.00	13.182671	13.18		2.05	14.719326	15.52		0.00
12/31/2022	61,040	5,068	0.37	11.647751	(10.02)		2.05	12.742268	(8.16)		0.00
12/31/2021	50,997	3,833	0.74	12.944406	9.57		2.05	13.874218	11.84		0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2025	1,018	56	0.00	17.758080	6.45		0.90	18.426585	6.98		0.40
12/31/2024	938	55	0.00	16.682153	(1.59	)‡	0.90	17.223858	17.75		0.40
12/31/2023	793	55	0.00	14.432472	15.13		0.65	14.628068	15.41		0.40
12/31/2022	482	38	0.68	12.536281	(8.50)		0.65	12.674539	(8.27)		0.40
12/31/2021	371	27	0.88	13.701304	5.07	‡	0.65	13.817701	10.58	‡	0.40
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2025	175,148	3,765	0.00	35.147210	11.94		2.45	70.278764	14.72	‡	0.00
12/31/2024	169,195	4,123	0.00	31.396898	10.87		2.45	48.802035	12.67		0.85
12/31/2023	162,554	4,443	0.00	28.318689	19.24		2.45	43.314928	13.05		0.85
12/31/2022	143,094	4,714	0.00	23.748977	(24.17	)‡	2.45	34.448207	(22.92	)‡	1.00
12/31/2021	200,140	5,051	0.00	24.869809	12.36		3.47	52.777156	15.97		0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Managed Aggressive Growth Fund - Class I
12/31/2025	1,476	29	0.00	61.800532	14.32		0.65	44.956425	14.55	‡	0.45
12/31/2024	1,242	27	0.00	54.058169	13.26		0.65	57.795589	13.54		0.40
12/31/2023	1,253	31	0.00	47.730129	21.78		0.65	50.902064	22.08		0.40
12/31/2022	1,048	31	0.00	39.194162	(22.45)		0.65	41.694733	(22.26)		0.40
12/31/2021	1,462	33	0.00	50.541557	15.94		0.65	53.632148	11.25	‡	0.40
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2025	51,952	3,141	0.00	13.930144	6.80		2.30	18.952860	6.46	‡	0.85
12/31/2024	55,142	3,597	0.00	13.043353	2.28		2.30	16.967730	3.61		1.00
12/31/2023	64,149	4,315	0.00	12.753152	6.08		2.30	16.375786	7.48		1.00
12/31/2022	67,364	4,849	0.00	12.022065	(16.54	)‡	2.30	15.236716	(6.36	)‡	1.00
12/31/2021	90,845	5,501	0.00	12.944360	0.74		2.92	20.335427	3.41		0.30
JNL/JPMorgan Managed Conservative Fund - Class I
12/31/2025	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2024	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2021	—	—	0.00	16.294187	3.67		0.45	16.294187	3.67		0.45
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2025	312,130	7,284	0.00	32.863527	11.16		2.45	64.837534	13.92	‡	0.00
12/31/2024	320,226	8,396	0.00	29.563814	9.63		2.45	45.340973	11.41		0.85
12/31/2023	325,054	9,442	0.00	26.967066	17.14		2.45	40.698403	4.41		0.85
12/31/2022	305,184	10,486	0.00	23.020247	(23.04	)‡	2.45	32.945756	(21.92	)‡	1.00
12/31/2021	433,512	11,565	0.00	19.736587	9.76		4.20	49.828851	14.12		0.30
JNL/JPMorgan Managed Growth Fund - Class I
12/31/2025	244	7	0.00	35.890547	13.75		0.45	N/A	N/A		N/A
12/31/2024	827	26	0.00	31.551920	12.18		0.45	N/A	N/A		N/A
12/31/2023	842	30	0.00	28.126891	19.90		0.45	N/A	N/A		N/A
12/31/2022	724	31	0.00	23.458227	(21.26)		0.45	N/A	N/A		N/A
12/31/2021	782	26	0.00	29.793113	14.30		0.45	29.793113	14.30		0.45
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2025	137,307	6,232	0.00	17.920944	8.15		2.45	24.383911	9.73		1.00
12/31/2024	146,971	7,290	0.00	16.570742	4.52		2.45	22.222200	6.06		1.00
12/31/2023	165,501	8,669	0.00	15.854040	9.43		2.45	20.953218	11.02		1.00
12/31/2022	172,701	9,995	0.00	14.487998	(18.53	)‡	2.45	18.872918	(7.29	)‡	1.00
12/31/2021	235,900	11,236	0.00	13.146773	2.37		4.20	25.763040	6.44		0.30
JNL/JPMorgan Managed Moderate Fund - Class I
12/31/2025	—	—	0.00	22.536008	10.67		0.45	N/A	N/A		N/A
12/31/2024	59	3	0.00	20.363244	6.92		0.45	N/A	N/A		N/A
12/31/2023	56	3	0.00	19.045848	12.02		0.45	N/A	N/A		N/A
12/31/2022	51	3	0.00	17.002533	(16.63)		0.45	N/A	N/A		N/A
12/31/2021	62	3	0.00	20.394752	6.57		0.45	20.394752	6.57		0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2025	282,057	8,417	0.00	25.980915	9.60		2.40	39.927114	11.31		0.85
12/31/2024	293,711	9,696	0.00	23.704475	7.13	‡	2.40	35.869544	8.80		0.85
12/31/2023	312,823	11,165	0.00	21.844900	13.25		2.45	32.967426	7.17		0.85
12/31/2022	305,297	12,468	0.00	19.288951	(20.90	)‡	2.45	27.605306	(8.38	)‡	1.00
12/31/2021	422,084	13,770	0.00	11.817307	4.92		5.50	40.620500	10.52		0.30
JNL/JPMorgan Managed Moderate Growth Fund - Class I
12/31/2025	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2024	—	—	0.00	39.728646	9.33		0.65	25.976648	9.55		0.45
12/31/2023	52	1	0.00	36.338871	15.61		0.65	23.712543	15.84		0.45
12/31/2022	106	4	0.00	31.431584	(19.22)		0.65	33.436590	(19.02)		0.40
12/31/2021	1,147	29	0.00	38.911015	10.45		0.65	41.290099	8.69	‡	0.40
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2025	218,904	1,940	0.00	89.294037	5.78	‡	2.15	172.541662	8.08		0.00
12/31/2024	220,856	2,094	0.00	80.742220	11.51		2.30	159.641147	14.12		0.00
12/31/2023	211,080	2,258	0.00	72.407911	20.42		2.30	139.889358	23.21		0.00
12/31/2022	177,405	2,304	0.00	60.131207	(28.73	)‡	2.30	113.538352	(27.08)		0.00
12/31/2021	253,742	2,367	0.00	71.530256	7.83		2.92	155.699928	11.03		0.00
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2025	3,625	22	0.00	150.263966	7.70		0.65	162.227658	7.97		0.40
12/31/2024	3,374	22	0.00	139.517168	13.72		0.65	150.249150	14.00		0.40
12/31/2023	2,834	21	0.00	122.688157	22.79		0.65	131.793911	23.09		0.40
12/31/2022	2,016	18	0.00	99.918812	(27.34)		0.65	107.067346	(27.16)		0.40
12/31/2021	2,376	16	0.00	137.512573	10.63		0.65	146.983794	5.99	‡	0.40
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2025	3,645	330	0.00	10.938818	5.93	‡	2.05	11.096765	5.61	‡	0.85
12/31/2024+	1,133	110	0.00	10.264101	3.37	‡	1.80	10.279952	3.53	‡	1.00
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
12/31/2025	36	3	0.00	11.189713	8.73		0.45	N/A	N/A		N/A
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2025	63,798	3,036	0.00	15.782561	4.18		2.30	31.930016	6.61		0.00
12/31/2024	67,417	3,377	0.00	15.149070	(1.16)		2.30	29.951433	1.15		0.00
12/31/2023	67,153	3,363	0.00	15.326910	1.80		2.30	29.610309	4.16		0.00
12/31/2022	63,715	3,280	0.00	15.056152	(13.66	)‡	2.30	28.427711	(11.66)		0.00
12/31/2021	81,615	3,651	0.00	11.089469	(5.98)		4.00	32.180176	(2.14)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2025	517	16	0.00	28.005628	6.26	0.65	30.701782	(0.19	)‡	0.35
12/31/2024	2,175	75	0.00	26.356408	0.71	0.65	28.383812	0.96		0.40
12/31/2023	1,886	67	0.00	26.171789	3.83	0.65	28.114179	4.09		0.40
12/31/2022	1,345	50	0.00	25.205750	(11.96)	0.65	27.009014	(11.74)		0.40
12/31/2021	1,417	46	0.00	28.629044	(2.47)	0.65	30.600813	(2.22)		0.40
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2025	86,331	3,645	0.00	20.524904	11.44 ‡	2.15	30.854263	13.86		0.00
12/31/2024	84,862	4,033	0.00	17.927972	12.10	2.30	27.098339	14.72		0.00
12/31/2023	82,575	4,456	0.00	15.993072	6.53	2.30	23.621181	9.00		0.00
12/31/2022	87,574	5,091	0.00	15.012247	(5.16)‡	2.30	21.669867	(2.96)		0.00
12/31/2021	96,692	5,380	0.00	15.226687	24.14	2.56	22.330082	27.36		0.00
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2025	911	32	0.00	27.251174	13.19	0.90	29.959549	13.75		0.40
12/31/2024	1,016	39	0.00	24.076202	14.05	0.90	26.336954	14.63		0.40
12/31/2023	825	37	0.00	21.111129	8.36	0.90	22.975365	8.89		0.40
12/31/2022	776	37	0.00	19.482248	(1.89)‡	0.90	21.100108	(3.04)		0.40
12/31/2021	652	30	0.00	20.961859	26.93	0.65	21.760702	21.43	‡	0.40
JNL/Lazard International Quality Growth Fund - Class A
12/31/2025	9,240	521	0.98	15.968408	9.09	2.05	20.708478	11.35		0.00
12/31/2024	8,695	539	3.00	14.638023	(1.46)	2.05	18.598118	0.59		0.00
12/31/2023	8,676	534	1.25	14.854872	14.15	2.05	18.488215	16.51		0.00
12/31/2022	7,236	511	2.59	13.013146	(18.77)	2.05	15.868423	(17.09)		0.00
12/31/2021	7,599	438	0.43	16.019342	(1.47)‡	2.05	19.138599	6.42		0.00
JNL/Lazard International Quality Growth Fund - Class I
12/31/2025	84	4	1.07	19.665398	10.96	0.65	20.175288	11.24		0.40
12/31/2024	102	6	3.36	17.722451	0.27	0.65	18.136615	0.53		0.40
12/31/2023	59	3	2.05	17.674018	16.07	0.65	18.041616	16.36		0.40
12/31/2022	34	2	2.74	15.227297	(17.38)	0.65	14.417163	(17.22	)‡	0.45
12/31/2021	46	2	0.74	18.431108	6.03	0.65	18.721107	6.04	‡	0.40
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2025	39,382	1,840	0.00	20.320744	14.95	2.15	23.816648	17.45		0.00
12/31/2024	31,955	1,727	0.04	17.677798	19.83	2.15	20.278357	22.45		0.00
12/31/2023	30,389	1,982	0.05	14.751982	33.52	2.15	16.560304	36.41		0.00
12/31/2022	21,556	1,893	0.00	11.048500	(27.81)	2.15	12.139823	(26.25)		0.00
12/31/2021	30,787	1,965	0.00	15.305682	3.37	2.15	16.460787	5.61		0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2025	347	15	0.00	23.213357	17.06	0.65	23.645839	17.36	‡	0.40
12/31/2024	83	4	0.19	19.829690	21.95	0.65	20.084674	22.19		0.45
12/31/2023	307	19	0.73	16.260952	35.96	0.65	16.436964	36.23		0.45
12/31/2022	58	5	0.02	11.960030	(26.45)	0.65	12.065421	(26.30	)‡	0.45
12/31/2021	83	5	0.00	16.261097	(0.44)‡	0.65	16.399316	3.93	‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2025	26,999	2,486	4.64	10.164416	3.28	2.45	11.682221	5.84		0.00
12/31/2024	25,305	2,434	6.62	9.841729	2.33 ‡	2.45	11.037571	5.10		0.00
12/31/2023	20,943	2,088	3.26	9.740099	2.35 ‡	2.05	10.502083	5.38		0.00
12/31/2022	16,027	1,662	0.58	9.446406	(6.82)	2.00	9.965600	(4.95)		0.00
12/31/2021	14,362	1,399	0.35	10.138265	(1.66)	2.00	10.484276	0.33		0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2025	985	85	4.97	11.454950	5.59	0.65	11.651549	0.78	‡	0.35
12/31/2024	794	73	6.71	10.848426	4.66	0.65	10.975951	4.92		0.40
12/31/2023	686	66	3.76	10.365315	5.02	0.65	10.460832	5.28		0.40
12/31/2022	416	42	0.99	9.870001	(5.34)	0.65	9.936153	(5.11)		0.40
12/31/2021	247	24	0.39	10.427324	0.03	0.65	10.471091	0.06	‡	0.40
JNL/Mellon Bond Index Fund - Class A
12/31/2025	79,283	5,523	0.00	11.143333	4.14	2.40	19.794254	6.67		0.00
12/31/2024	82,539	6,061	0.00	10.700087	(1.70)	2.40	18.556101	0.70		0.00
12/31/2023	82,090	6,000	0.00	10.885442	2.46	2.40	18.427465	4.95		0.00
12/31/2022	83,516	6,323	0.00	10.623656	(15.58)‡	2.40	17.559157	(13.54)		0.00
12/31/2021	106,431	6,879	0.00	9.474958	(5.84)	3.82	20.308800	(2.17)		0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2025	752	38	0.00	17.923705	6.29	0.65	19.030584	6.56		0.40
12/31/2024	1,291	72	0.00	16.862835	0.34	0.65	17.859504	0.59		0.40
12/31/2023	838	46	0.00	16.806038	4.56	0.65	17.754666	4.82		0.40
12/31/2022	951	55	0.00	16.073078	(13.82)	0.65	16.938049	(13.60)		0.40
12/31/2021	1,135	57	0.00	18.650164	(2.42)	0.65	19.604878	0.41	‡	0.40
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2025	80,754	3,137	0.00	19.963858	29.95	2.30	36.722946	32.98		0.00
12/31/2024	56,547	2,895	0.00	15.362323	35.21	2.30	27.616247	38.37		0.00
12/31/2023	42,958	3,012	0.00	11.362221	50.19	2.30	19.958581	53.66		0.00
12/31/2022	14,544	1,538	0.00	7.565343	(42.66)‡	2.30	12.391783	(41.45	)‡	0.20
12/31/2021	24,810	1,522	0.00	6.417237	9.45	5.50	22.137435	15.64		0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2025	601	17	0.00	33.020413	32.60	0.65	35.283784	32.94	‡	0.40
12/31/2024	496	19	0.00	24.901692	37.95	0.65	28.448085	38.23		0.45
12/31/2023	318	16	0.00	18.050823	53.23	0.65	20.580119	53.54		0.45
12/31/2022	98	8	0.00	11.779856	(41.51)	0.65	13.403693	(41.39	)‡	0.45
12/31/2021	154	7	0.00	20.139619	15.23	0.65	21.305256	9.46	‡	0.40
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2025	106,160	1,528	0.00	56.619798	2.83	2.15	100.125883	5.07		0.00
12/31/2024	119,637	1,787	0.00	55.061456	22.03	2.15	95.298962	24.70		0.00
12/31/2023	118,588	2,183	0.00	45.120539	35.65 ‡	2.15	76.423232	38.59		0.00
12/31/2022	81,894	2,061	0.00	32.115601	(37.39)‡	2.30	55.143271	(35.94)		0.00
12/31/2021	148,282	2,359	0.00	38.345755	18.21	3.60	86.076755	22.54		0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2025	637	7	0.00	84.183870	4.83 ‡	0.90	96.118572	5.01	0.40
12/31/2024	325	3	0.00	85.877421	24.34	0.65	91.532259	24.65 ‡	0.40
12/31/2023	363	5	0.00	69.067272	38.17	0.65	78.727442	38.44	0.45
12/31/2022	201	4	0.00	49.988698	(36.13)	0.65	56.866789	(36.01)‡	0.45
12/31/2021	755	9	0.00	78.271497	22.17	0.65	82.801969	21.00 ‡	0.40
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2025	23,762	1,522	0.00	14.383664	(1.98)	2.40	17.539669	0.40	0.00
12/31/2024	24,220	1,534	0.00	14.674262	10.81	2.40	17.469670	13.52	0.00
12/31/2023	22,417	1,590	0.00	13.242996	(0.75)	2.40	15.389713	1.65	0.00
12/31/2022	27,649	1,967	0.00	13.343351	(5.49)	2.40	15.139725	(3.20)	0.00
12/31/2021	15,555	1,054	0.00	14.117899	13.53	2.40	15.639726	16.28	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2025	172	11	0.00	17.095875	0.13	0.65	17.381243	0.33	0.45
12/31/2024	173	11	0.00	17.073793	13.13	0.65	17.324147	13.35 ‡	0.45
12/31/2023	157	12	0.00	15.092719	1.35	0.65	15.331066	1.61	0.40
12/31/2022	220	16	0.00	14.891324	(3.47)	0.65	15.088819	(3.22)	0.40
12/31/2021	42	4	0.00	15.425868	15.95	0.65	15.591505	16.24	0.40
JNL/Mellon Dow Index Fund - Class A
12/31/2025	87,078	2,066	0.00	33.190340	11.63	2.25	60.269990	14.17	0.00
12/31/2024	81,732	2,195	0.00	29.732738	11.66	2.25	52.789985	14.21	0.00
12/31/2023	77,768	2,363	0.00	26.628028	12.87	2.25	46.219983	15.43	0.00
12/31/2022	68,916	2,391	0.00	23.591094	(9.52)‡	2.25	40.039979	(7.46)	0.00
12/31/2021	73,697	2,330	0.00	24.869783	17.24	2.46	43.269993	20.16	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2025	1,475	25	0.00	54.270336	13.88 ‡	0.60	57.226162	14.11	0.40
12/31/2024	952	19	0.00	47.050899	13.88	0.65	50.149763	14.16	0.40
12/31/2023	709	16	0.00	41.317065	15.09	0.65	43.927725	15.38	0.40
12/31/2022	931	24	0.00	35.900228	(7.75)	0.65	38.073534	(7.52)	0.40
12/31/2021	1,079	26	0.00	38.915262	19.81	0.65	41.168307	20.11	0.40
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2025	70,062	4,944	0.00	12.423326	27.94	2.30	17.278523	30.92	0.00
12/31/2024	60,647	5,536	0.00	9.710075	3.15	2.30	13.198232	5.56	0.00
12/31/2023	66,824	6,360	0.00	9.413817	6.79	2.30	12.502984	9.26	0.00
12/31/2022	64,219	6,587	0.00	8.815440	(20.80)‡	2.30	11.443020	(18.97)	0.00
12/31/2021	83,651	6,855	0.00	10.949428	(5.85)	2.46	14.121417	(3.50)	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2025	929	55	0.00	15.801944	30.21 ‡	0.90	16.976991	30.86	0.40
12/31/2024	638	49	0.00	12.547434	5.22	0.65	12.973099	5.49	0.40
12/31/2023	667	54	0.00	11.924499	8.92	0.65	12.298067	9.19	0.40
12/31/2022	535	47	0.00	10.948090	(19.15)‡	0.65	11.262979	(18.95)	0.40
12/31/2021	781	56	0.00	13.195632	(4.04)	0.90	13.896183	(3.56)	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Energy Sector Fund - Class A
12/31/2025	120,802	2,556	0.00	35.860017	4.25		2.45	68.648977	6.84	0.00
12/31/2024	135,695	3,025	0.00	34.396831	3.38		2.45	64.254493	5.96	0.00
12/31/2023	147,036	3,435	0.00	33.271111	(3.63)		2.45	60.640477	(1.24)	0.00
12/31/2022	194,899	4,431	0.00	34.523696	57.45	‡	2.45	61.403993	61.35	0.00
12/31/2021	102,806	3,733	0.00	11.031990	46.41		5.50	38.057206	54.69	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2025	1,302	19	0.00	57.758140	5.53	‡	0.90	65.946713	6.82	0.40
12/31/2024	3,735	57	0.00	57.924624	5.63		0.65	61.738410	5.90	0.40
12/31/2023	4,427	71	0.00	54.836420	(1.52)		0.65	58.300136	(1.28)	0.40
12/31/2022	800	13	0.00	55.685358	60.84		0.65	59.055204	61.24	0.40
12/31/2021	375	10	0.00	34.622432	54.18	‡	0.65	36.626195	21.02 ‡	0.40
JNL/Mellon Financial Sector Fund - Class A
12/31/2025	128,816	3,928	0.00	26.932627	13.71		2.15	47.623856	16.18	0.00
12/31/2024	130,507	4,574	0.00	23.684636	27.58	‡	2.15	40.989771	30.37	0.00
12/31/2023	113,577	5,136	0.00	17.251807	12.62		2.45	31.441941	15.41	0.00
12/31/2022	114,171	5,867	0.00	15.318163	(15.00	)‡	2.45	27.244191	(12.89)	0.00
12/31/2021	139,413	6,147	0.00	9.066611	22.42		5.50	31.277343	29.34	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2025	1,124	26	0.00	40.066397	5.14	‡	0.90	45.747529	16.12	0.40
12/31/2024	598	15	0.00	36.964565	29.97		0.65	39.398021	30.30	0.40
12/31/2023	478	16	0.00	28.441217	15.05		0.65	30.237451	15.33	0.40
12/31/2022	433	16	0.00	24.721284	(13.13)		0.65	26.217145	(12.91)	0.40
12/31/2021	487	16	0.00	28.457757	28.94		0.65	30.104513	22.94 ‡	0.40
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2025	271,568	4,851	0.00	45.935988	12.04	‡	2.15	81.193685	14.47	0.00
12/31/2024	273,216	5,515	0.00	39.461580	(0.31	)‡	2.30	70.927436	2.02	0.00
12/31/2023	291,733	5,941	0.00	38.157427	(0.87)		2.45	69.523096	1.58	0.00
12/31/2022	321,826	6,561	0.00	38.492926	(8.03	)‡	2.45	68.441606	(5.76)	0.00
12/31/2021	380,107	7,201	0.00	32.169433	15.92		3.62	72.622386	20.20	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2025	1,195	16	0.00	68.225805	13.84	‡	0.90	77.898239	14.41	0.40
12/31/2024	938	14	0.00	63.878937	1.72		0.65	68.085180	1.97	0.40
12/31/2023	977	14	0.00	62.801509	1.28		0.65	66.768750	1.54	0.40
12/31/2022	1,076	16	0.00	62.005127	(6.04	)‡	0.65	65.757887	(5.80)	0.40
12/31/2021	805	11	0.00	62.375409	19.53		0.90	69.808158	14.73 ‡	0.40
JNL/Mellon Industrials Sector Fund - Class A
12/31/2025	23,127	1,058	0.00	20.698513	15.75		2.00	24.419743	18.08	0.00
12/31/2024	17,839	951	0.00	17.882603	13.42	‡	2.00	20.679901	15.72 ‡	0.00
12/31/2023	14,101	859	0.00	15.717576	17.66		2.05	17.265619	19.44	0.55
12/31/2022	11,651	841	0.00	13.358117	(10.56)		2.05	14.455755	(9.21)‡	0.55
12/31/2021	17,694	1,150	0.00	14.935116	18.47		2.05	16.300228	20.92	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Industrials Sector Fund - Class I
12/31/2025	432	18	0.00	23.805575	17.67		0.65	24.302826	17.96	0.40
12/31/2024	245	12	0.00	20.231286	15.40		0.65	20.602279	15.69	0.40
12/31/2023	206	12	0.00	17.531455	19.74		0.65	17.808269	20.05	0.40
12/31/2022	187	13	0.00	14.640713	(8.94)		0.65	14.834263	(8.71)	0.40
12/31/2021	66	4	0.00	16.077653	4.20	‡	0.65	16.250166	17.09 ‡	0.40
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2025	685,457	8,928	0.00	58.629864	17.81	‡	2.45	112.210824	20.73	0.00
12/31/2024	641,375	9,966	0.00	47.881122	31.78		2.60	92.946972	35.27	0.00
12/31/2023	505,944	10,507	0.00	36.335397	54.14		2.60	68.714211	58.19	0.00
12/31/2022	327,781	10,638	0.00	23.572555	(33.73	)‡	2.60	43.436936	(31.99)	0.00
12/31/2021	539,416	11,725	0.00	31.804983	29.14		3.10	63.864657	33.21	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2025	3,890	35	0.00	94.388615	20.07		0.90	109.203944	(4.26)‡	0.35
12/31/2024	3,200	35	0.00	78.613931	34.51	‡	0.90	89.308837	35.18	0.40
12/31/2023	2,167	32	0.00	62.139111	57.77		0.65	66.064446	58.16	0.40
12/31/2022	1,102	25	0.00	39.386807	(32.20	)‡	0.65	41.770531	(32.04)	0.40
12/31/2021	1,719	27	0.00	54.917053	32.49		0.90	61.459125	33.15	0.40
JNL/Mellon International Index Fund - Class A
12/31/2025	243,702	7,769	0.00	24.264771	28.31	‡	2.45	43.653146	31.50	0.00
12/31/2024	163,044	6,765	0.00	18.274029	0.27		2.60	33.195674	2.92	0.00
12/31/2023	180,435	7,616	0.00	18.225169	14.21		2.60	32.252611	17.21	0.00
12/31/2022	169,689	8,283	0.23	15.957203	(16.40	)‡	2.60	27.516359	(14.20)	0.00
12/31/2021	204,349	8,436	0.00	14.960708	6.33		3.82	32.070520	10.47	0.00
JNL/Mellon International Index Fund - Class I
12/31/2025	4,857	114	0.00	37.244821	22.57	‡	0.90	41.989245	31.34	0.40
12/31/2024	2,573	79	0.00	30.185883	2.59		0.65	31.970424	2.85	0.40
12/31/2023	2,584	81	0.00	29.424691	16.81		0.65	31.086002	17.10	0.40
12/31/2022	2,359	87	0.53	25.190036	(14.46)		0.65	26.545983	(14.25)	0.40
12/31/2021	2,860	91	0.00	29.449469	10.07		0.65	30.957417	10.35	0.40
JNL/Mellon Materials Sector Fund - Class A
12/31/2025	10,839	661	0.00	15.521164	12.17		2.00	18.310324	14.44	0.00
12/31/2024	10,080	695	0.00	13.836969	(4.26	)‡	2.00	16.000159	(2.32)	0.00
12/31/2023	12,065	802	0.00	14.407232	11.92		2.05	16.380011	14.23	0.00
12/31/2022	11,952	895	0.00	12.873360	(13.70)		2.05	14.339994	(11.92)	0.00
12/31/2021	12,911	840	0.00	14.916729	25.78		2.05	16.280001	28.39	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2025	56	3	0.00	17.844767	14.14		0.65	18.217440	14.43	0.40
12/31/2024	169	11	0.00	15.633714	(2.67)		0.65	15.920354	(2.43)	0.40
12/31/2023	191	12	0.00	16.062643	13.85		0.65	16.316098	14.13	0.40
12/31/2022	245	17	0.00	14.108750	(12.14)		0.65	14.295711	(11.92)	0.40
12/31/2021	118	7	0.00	16.058216	8.15	‡	0.65	16.230499	25.89 ‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2025	683,941	6,253	0.00	87.918654	17.43		2.40	146.388952	20.28	0.00
12/31/2024	606,372	6,597	0.00	74.869023	22.11		2.40	121.704380	25.09	0.00
12/31/2023	515,573	6,932	0.00	61.313558	50.54		2.40	97.292847	54.19	0.00
12/31/2022	311,336	6,374	0.00	40.729046	(34.39	)‡	2.40	63.100625	(32.80)	0.00
12/31/2021	473,531	6,415	0.00	57.746837	23.17		2.82	93.904143	26.70	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2025	7,251	58	0.00	127.486322	19.62		0.90	141.779125	20.21	0.40
12/31/2024	5,069	49	0.00	106.580431	24.41		0.90	117.938335	25.03	0.40
12/31/2023	4,779	58	0.00	85.671215	1.22	‡	0.90	94.325524	54.10	0.40
12/31/2022	2,854	54	0.00	58.480590	(33.00)		0.65	61.209367	(32.84)	0.40
12/31/2021	3,978	49	0.00	87.290484	26.34		0.65	91.136020	19.21 ‡	0.40
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2025	17,657	1,373	0.00	11.912059	1.02		2.30	14.409938	3.37	0.00
12/31/2024	16,639	1,318	0.00	11.791501	1.96		2.30	13.939936	4.34	0.00
12/31/2023	16,847	1,374	0.00	11.565387	8.44		2.30	13.359955	10.96	0.00
12/31/2022	15,897	1,420	0.00	10.664823	(27.76	)‡	2.30	12.039959	(26.09)	0.00
12/31/2021	23,556	1,537	0.00	14.755086	35.57		2.32	16.289966	38.76	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2025	380	27	0.00	13.997380	3.05		0.65	14.289955	3.31	0.40
12/31/2024	371	28	0.00	13.583099	4.02		0.65	13.832011	4.29	0.40
12/31/2023	381	30	0.00	13.057694	10.66		0.65	13.263515	10.94	0.40
12/31/2022	380	33	0.00	11.799359	(26.30)		0.65	11.955510	(26.12)	0.40
12/31/2021	963	60	0.00	16.009855	38.35		0.65	16.181346	34.35 ‡	0.40
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2025	258,803	4,413	0.00	45.391557	4.30	‡	2.45	81.665495	6.90	0.00
12/31/2024	273,848	4,940	0.00	42.043715	10.41		2.60	76.391930	13.34	0.00
12/31/2023	263,064	5,315	0.00	38.079367	12.85		2.60	67.403375	15.81	0.00
12/31/2022	238,826	5,520	0.00	33.744407	(15.76	)‡	2.60	58.201321	(13.54)	0.00
12/31/2021	296,203	5,835	0.00	31.403894	19.48		3.82	67.317956	24.13	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2025	2,920	38	0.00	69.452204	6.30	‡	0.90	78.297539	6.83	0.40
12/31/2024	3,363	46	0.00	69.198817	12.93		0.65	73.289129	13.21	0.40
12/31/2023	2,859	44	0.00	61.278452	15.37	‡	0.65	64.737708	15.65	0.40
12/31/2022	2,433	43	0.00	50.402838	(14.04)		0.90	55.975247	(13.61)	0.40
12/31/2021	3,726	58	0.00	58.638404	3.35	‡	0.90	64.797411	24.04	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2025	1,533,664	25,732	0.00	45.894599	14.44	‡	2.45	82.548896	17.28	0.00
12/31/2024	1,343,423	26,209	0.00	38.736911	21.18		2.60	70.383961	24.39	0.00
12/31/2023	1,121,778	26,930	0.00	31.966127	22.46		2.60	56.582887	25.67	0.00
12/31/2022	905,280	26,985	0.00	26.104145	(20.62	)‡	2.60	45.023925	(18.53)	0.00
12/31/2021	1,125,570	26,960	0.00	18.425364	21.23		5.50	55.264909	28.09	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Small Cap Index Fund - Class A
12/31/2025	186,551	4,064	0.00	35.680246	3.01	‡	2.45	64.168467	5.57	0.00
12/31/2024	197,249	4,486	0.00	33.454153	5.24		2.60	60.785539	8.03	0.00
12/31/2023	194,527	4,718	0.00	31.788060	12.61		2.60	56.267830	15.57	0.00
12/31/2022	175,541	4,855	0.00	28.228618	(18.78	)‡	2.60	48.688381	(16.64)	0.00
12/31/2021	228,896	5,200	0.00	27.247027	21.39		3.82	58.408930	26.12	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2025	2,353	38	0.00	54.582494	4.95		0.90	61.532422	5.48	0.40
12/31/2024	2,683	45	0.00	52.008337	7.36		0.90	58.338087	7.90	0.40
12/31/2023	2,406	44	0.00	48.442757	14.89		0.90	54.066025	15.46	0.40
12/31/2022	2,099	44	0.00	42.166016	(17.12)		0.90	46.826564	(16.71)	0.40
12/31/2021	2,473	43	0.00	50.877948	25.34		0.90	56.220314	25.97	0.40
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2025	440,113	17,246	0.00	23.753233	13.99		2.30	28.670000	16.64	0.00
12/31/2024	451,489	20,350	0.00	20.838560	20.51		2.30	24.580000	23.33	0.00
12/31/2023	433,180	23,744	0.00	17.291702	22.97		2.30	19.930000	25.82	0.00
12/31/2022	382,430	25,996	0.00	14.061994	(21.74	)‡	2.30	15.840000	(19.92)	0.00
12/31/2021	538,083	28,865	0.00	17.951126	22.49		2.31	19.780000	25.35	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2025	2,590	91	0.00	27.936874	16.22		0.65	28.519887	16.51	0.40
12/31/2024	2,149	88	0.00	24.037871	22.96		0.65	24.478251	23.27	0.40
12/31/2023	1,958	99	0.00	19.548808	25.32		0.65	19.856963	25.63	0.40
12/31/2022	1,740	111	0.00	15.599381	(20.17)		0.65	15.805825	(19.97)	0.40
12/31/2021	1,982	101	0.00	19.540751	24.81		0.65	19.750061	10.89 ‡	0.40
JNL/Mellon Utilities Sector Fund - Class A
12/31/2025	44,436	1,706	0.00	23.965672	16.30	‡	2.00	30.881873	18.65	0.00
12/31/2024	38,426	1,731	0.00	20.485537	23.13		2.05	26.027116	25.69	0.00
12/31/2023	25,371	1,418	0.00	16.637200	(9.58)		2.05	20.707195	(7.71)	0.00
12/31/2022	35,500	1,809	0.00	18.400370	(1.24	)‡	2.05	22.436772	0.80	0.00
12/31/2021	19,702	995	0.00	18.453726	14.28		2.16	22.257739	16.77	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2025	484	17	0.00	29.453023	18.25		0.65	30.217460	18.55	0.40
12/31/2024	319	13	0.00	24.906790	25.32		0.65	25.489425	25.64	0.40
12/31/2023	281	15	0.00	19.874282	(7.97)		0.65	20.288125	(7.74)	0.40
12/31/2022	374	18	0.00	21.596100	0.56		0.65	21.990944	0.81	0.40
12/31/2021	125	6	0.00	21.474980	16.35		0.65	21.813255	25.01 ‡	0.40
JNL/Mellon World Index Fund - Class A
12/31/2025	47,876	998	0.00	39.343163	18.40		2.00	66.858778	20.79	0.00
12/31/2024	18,771	467	0.00	33.228535	15.69		2.00	55.349578	18.04	0.00
12/31/2023	16,223	464	0.00	28.721887	20.91		2.00	46.890234	23.34	0.00
12/31/2022	13,251	463	0.00	23.755709	(19.66)		2.00	38.016740	(18.05)	0.00
12/31/2021	13,763	396	1.35	29.570778	18.77		2.00	46.388240	21.17	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon World Index Fund - Class I
12/31/2025	1,166	18	0.00	55.648137	5.50	‡	0.90	63.538799	20.72		0.40
12/31/2024	621	12	0.00	49.381894	17.68		0.65	52.634600	17.98		0.40
12/31/2023	424	9	0.00	41.963110	22.99		0.65	44.614832	23.30		0.40
12/31/2022	343	9	0.00	34.119207	(18.29)		0.65	36.184981	(18.09)		0.40
12/31/2021	667	15	2.82	41.757642	7.91	‡	0.65	44.175661	2.94	‡	0.40
JNL/MFS Mid Cap Value Fund - Class A
12/31/2025	142,495	3,586	0.00	32.224404	3.43		2.45	53.496916	6.01		0.00
12/31/2024	153,452	4,043	0.00	31.156865	11.08		2.45	50.464208	13.85		0.00
12/31/2023	147,874	4,382	0.00	28.049092	9.63		2.45	44.326008	12.36		0.00
12/31/2022	141,577	4,645	0.00	25.585345	(11.21	)‡	2.45	39.449413	(9.01)		0.00
12/31/2021	168,543	4,960	0.00	26.034510	26.60		3.06	43.355539	30.53	‡	0.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2025	1,354	26	0.00	49.169985	5.64		0.65	51.778271	5.91		0.40
12/31/2024	1,310	26	0.00	46.543467	13.45		0.65	48.889993	13.74		0.40
12/31/2023	1,040	24	0.00	41.025529	11.95		0.65	42.985707	12.22		0.40
12/31/2022	908	23	0.00	36.647763	(9.35)		0.65	38.303212	(9.12)		0.40
12/31/2021	703	16	0.00	40.425558	30.08		0.65	42.146322	22.79	‡	0.40
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2025	1,860	139	0.00	13.166369	1.82		1.25	13.960026	3.10		0.00
12/31/2024	1,444	110	0.00	12.930882	19.60		1.25	13.540027	21.11		0.00
12/31/2023	1,309	120	0.00	10.812086	39.59		1.25	11.180017	41.34		0.00
12/31/2022	312	40	0.00	7.745653	(35.28)		1.25	7.910008	(34.47)		0.00
12/31/2021+	390	33	0.00	11.967525	19.68	‡	1.25	12.070002	20.70	‡	0.00
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2025	731	65	0.00	11.100323	4.38	‡	1.75	11.429997	6.23	‡	0.00
12/31/2024+	23	2	0.00	10.659132	(2.55	)‡	1.40	10.687875	(2.47	)‡	1.00
JNL/Morningstar SMID Moat Focus Index Fund - Class I
12/31/2025	66	6	0.00	11.318203	(0.22	)‡	0.90	11.403817	6.11	‡	0.45
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2025	35,777	1,309	0.00	25.619392	11.10		2.05	30.613691	13.40		0.00
12/31/2024	36,919	1,521	0.00	23.059633	17.98		2.05	26.995808	20.44		0.00
12/31/2023	26,124	1,274	0.00	19.545091	23.36		2.05	22.414519	25.91		0.00
12/31/2022	17,264	1,048	0.00	15.844076	(21.61	)‡	2.05	17.802475	(19.99)		0.00
12/31/2021	21,346	1,023	0.00	20.098422	27.82		2.17	22.250543	30.63		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024; JNL/Morningstar SMID Moat Focus Index Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2025	1,452	48	0.00	29.744808	13.07	0.65	30.306712	13.30		0.45
12/31/2024	923	35	0.00	26.306407	20.02	0.65	26.749679	20.26		0.45
12/31/2023	846	38	0.00	21.918283	25.60	0.65	22.242863	25.85		0.45
12/31/2022	729	41	0.00	17.450763	(20.23)	0.65	17.673938	(20.07	)‡	0.45
12/31/2021	796	36	0.00	21.875630	6.77 ‡	0.65	22.120822	27.38	‡	0.40
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2025	41,633	1,835	2.01	21.096190	10.38	2.30	25.001694	12.95		0.00
12/31/2024	47,822	2,352	0.78	19.112907	7.98	2.30	22.136145	10.51		0.00
12/31/2023	42,724	2,294	0.88	17.700269	28.50	2.30	20.031350	31.48		0.00
12/31/2022	19,352	1,346	1.33	13.774161	(15.75)	2.30	15.234872	(13.80)		0.00
12/31/2021	20,819	1,231	1.31	16.349637	21.07	2.30	17.673314	23.89		0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2025	528	21	2.30	24.365398	12.50	0.65	24.827756	12.78		0.40
12/31/2024	651	30	1.33	21.657889	10.23	0.65	22.013738	10.50	‡	0.40
12/31/2023	410	21	0.70	19.648393	30.93	0.65	19.860819	31.19		0.45
12/31/2022	224	15	2.23	15.006960	(14.08)	0.65	15.138967	(13.91	)‡	0.45
12/31/2021	116	7	0.88	17.466380	23.50	0.65	17.620718	17.51	‡	0.40
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2025	4,009	355	0.00	10.710807	16.12	1.25	12.393741	17.58		0.00
12/31/2024	2,941	308	0.00	9.223922	4.94	1.25	10.540652	6.27		0.00
12/31/2023	3,131	346	0.00	8.789504	(6.90)	1.25	9.918761	(5.73)		0.00
12/31/2022	4,081	421	0.00	9.440848	20.05	1.25	10.521803	21.55		0.00
12/31/2021	2,113	261	0.00	7.864280	28.14	1.25	8.656145	29.76		0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2025	8,236	401	0.00	20.360626	60.60	1.25	21.319946	62.62		0.00
12/31/2024	2,358	185	0.00	12.677548	23.30	1.25	13.109961	24.86		0.00
12/31/2023	1,352	131	0.00	10.282065	11.62	1.25	10.500003	13.02		0.00
12/31/2022+	714	77	0.00	9.211295	(7.89)‡	1.25	9.236279	(1.50	)‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2025	73,513	5,368	0.00	11.745437	6.63	2.40	16.309172	9.22		0.00
12/31/2024	49,262	3,875	0.00	11.015538	3.09	2.40	14.932577	5.61		0.00
12/31/2023	47,454	3,895	0.00	10.685119	7.19	2.40	14.139290	9.78		0.00
12/31/2022	45,392	4,043	0.00	9.968770	(12.93)	2.40	12.879353	(10.82)		0.00
12/31/2021	50,929	4,016	0.00	11.449662	0.22	2.40	14.442605	2.65		0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2025	558	35	0.00	15.482107	8.83	0.65	16.020229	9.10		0.40
12/31/2024	502	34	0.00	14.225662	5.30	0.65	14.683354	5.56	‡	0.40
12/31/2023	365	26	0.00	13.510058	9.35	0.65	14.169736	9.57		0.45
12/31/2022	319	25	0.00	12.354697	(11.17)	0.65	12.932181	(10.99	)‡	0.45
12/31/2021	257	18	0.00	13.907755	2.37	0.65	14.248062	2.60	‡	0.40

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Newton Equity Income Fund - Class A
12/31/2025	166,480	3,572	0.00	40.702547	16.27		2.30	56.044404	18.97		0.00
12/31/2024	108,935	2,743	0.00	35.007394	14.36		2.30	47.106535	17.04		0.00
12/31/2023	89,231	2,594	0.00	30.611155	7.86		2.30	40.248554	10.37		0.00
12/31/2022	84,740	2,686	0.00	28.379862	1.45		2.30	36.468221	3.80		0.00
12/31/2021	36,777	1,187	0.00	27.975221	29.75		2.30	35.133154	32.77		0.00
JNL/Newton Equity Income Fund - Class I
12/31/2025	3,305	69	0.00	51.103277	18.25		0.90	54.360541	18.84		0.40
12/31/2024	3,258	77	0.00	43.217176	(6.71	)‡	0.90	45.742664	16.96		0.40
12/31/2023	2,886	81	0.00	38.258838	9.96		0.65	39.109080	10.23		0.40
12/31/2022	1,915	60	0.00	34.794325	3.44		0.65	35.478988	3.70		0.40
12/31/2021	815	25	0.00	33.637333	32.31		0.65	34.213815	22.59	‡	0.40
JNL/PIMCO Income Fund - Class A
12/31/2025	73,794	6,103	0.00	11.356808	8.82		2.05	13.455937	11.07		0.00
12/31/2024	58,409	5,308	0.00	10.436376	2.59		2.05	12.114468	4.73		0.00
12/31/2023	50,014	4,695	0.00	10.172776	6.22		2.05	11.567559	8.41		0.00
12/31/2022	45,665	4,584	0.00	9.577128	(9.95	)‡	2.05	10.669811	(8.09)		0.00
12/31/2021	52,971	4,824	0.00	10.515114	(0.34)		2.32	11.608837	1.99		0.00
JNL/PIMCO Income Fund - Class I
12/31/2025	3,258	246	0.00	12.814531	10.43		0.90	13.410667	0.77	‡	0.35
12/31/2024	2,435	204	0.00	11.604447	4.05		0.90	12.033940	4.57		0.40
12/31/2023	1,153	101	0.00	11.153246	7.79		0.90	11.508041	8.33		0.40
12/31/2022	1,023	97	0.00	10.347260	(8.56)		0.90	10.623234	(8.10)		0.40
12/31/2021	815	71	0.00	11.315577	0.52	‡	0.90	11.559581	1.06	‡	0.40
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2025	39,351	3,073	0.00	11.687607	6.22		2.00	15.434260	8.37		0.00
12/31/2024	37,337	3,118	0.00	11.003070	0.71	‡	2.00	14.242555	2.75		0.00
12/31/2023	38,539	3,269	0.00	10.731843	5.45		2.15	13.860750	7.73		0.00
12/31/2022	36,077	3,251	0.00	10.177345	(18.35	)‡	2.15	12.865733	(16.58)		0.00
12/31/2021	48,680	3,609	0.00	12.256508	(3.88)		2.32	15.422687	(1.62)		0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2025	521	36	0.00	14.068455	7.73		0.90	14.036812	8.22		0.45
12/31/2024	609	46	0.00	13.058764	2.12		0.90	12.970859	2.58		0.45
12/31/2023	543	42	0.00	12.788027	7.04		0.90	12.644620	7.52		0.45
12/31/2022	433	36	0.00	11.947500	(16.98)		0.90	11.760653	(16.61	)‡	0.45
12/31/2021	485	33	0.00	14.391244	(0.96	)‡	0.90	15.005145	1.17	‡	0.40
JNL/PIMCO Real Return Fund - Class A
12/31/2025	70,882	4,532	0.00	12.837093	5.26		2.40	20.232402	7.82		0.00
12/31/2024	72,514	4,952	0.00	12.195315	(0.39)		2.40	18.765106	2.04		0.00
12/31/2023	76,657	5,270	0.00	12.243585	1.50		2.40	18.390128	3.96		0.00
12/31/2022	82,461	5,815	0.00	12.062114	(13.87	)‡	2.40	17.689081	(11.79)		0.00
12/31/2021	113,158	6,941	0.00	12.957370	2.37		2.92	20.053055	5.40		0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PIMCO Real Return Fund - Class I
12/31/2025	1,002	51	0.00	17.890638	7.13		0.90	19.670409	7.67		0.40
12/31/2024	942	51	0.00	16.699510	1.50		0.90	18.269209	2.01		0.40
12/31/2023	945	53	0.00	16.453119	3.40		0.90	17.909414	3.91		0.40
12/31/2022	834	48	0.00	15.912784	(12.42)		0.90	17.235030	(11.99)		0.40
12/31/2021	702	36	0.00	18.170050	4.52	‡	0.90	19.581979	4.91	‡	0.40
JNL/PPM America High Yield Bond Fund - Class A
12/31/2025	85,007	3,031	0.00	21.551219	5.96	‡	2.30	40.851465	8.43		0.00
12/31/2024	85,736	3,274	0.00	18.746766	5.14		2.60	37.675895	7.93		0.00
12/31/2023	86,100	3,515	0.00	17.829694	9.94		2.60	34.908607	12.83		0.00
12/31/2022	83,745	3,806	0.00	16.216947	(13.98	)‡	2.60	30.939135	(11.72)		0.00
12/31/2021	112,040	4,448	0.00	16.896632	2.56		3.06	35.044699	5.75		0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2025	604	15	0.00	33.922321	7.81		0.90	39.537817	0.73	‡	0.35
12/31/2024	654	18	0.00	31.466315	(0.23	)‡	0.90	35.988211	7.87		0.40
12/31/2023	515	15	0.00	31.275368	12.37		0.65	33.362177	12.65		0.40
12/31/2022	506	17	0.00	27.832069	(12.01)		0.65	29.615195	(11.79)		0.40
12/31/2021	526	15	0.00	31.631527	5.41		0.65	33.574309	4.77	‡	0.40
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2025	1,239	113	0.00	10.837996	5.34	‡	1.75	10.974847	6.14	‡	1.00
12/31/2024+	19	2	0.00	10.312413	(2.35)		1.40	N/A	N/A		N/A
JNL/PPM America Investment Grade Credit Fund- Class I
12/31/2025	27	2	0.00	11.145816	7.08		0.45	N/A	N/A		N/A
12/31/2024+	13	1	0.00	10.408447	(2.06)		0.45	N/A	N/A		N/A
JNL/PPM America Total Return Fund - Class A
12/31/2025	41,302	2,312	0.00	15.128405	4.33		2.30	22.369026	6.75		0.00
12/31/2024	46,211	2,724	0.00	14.501118	(0.27)		2.30	20.954699	2.06		0.00
12/31/2023	47,651	2,832	0.00	14.540623	4.25		2.30	20.532030	6.67		0.00
12/31/2022	45,820	2,863	0.00	13.947288	(16.02	)‡	2.30	19.247773	(14.08)		0.00
12/31/2021	59,538	3,158	0.00	16.565564	(3.41)		2.32	22.401531	(1.15)		0.00
JNL/PPM America Total Return Fund - Class I
12/31/2025	381	27	0.00	20.780346	6.41		0.65	13.912416	6.62	‡	0.45
12/31/2024	397	29	0.00	19.528366	1.68		0.65	20.082617	1.93		0.40
12/31/2023	433	31	0.00	19.205941	6.25		0.65	19.701415	6.51		0.40
12/31/2022	366	29	0.00	18.076378	(14.33)		0.65	12.029693	(14.16	)‡	0.45
12/31/2021	213	14	0.00	21.099507	0.64	‡	0.65	21.536157	0.68	‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024; JNL/PPM America Investment Grade Credit Fund- Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2025	21,838	852	0.00	21.894094	4.42		2.25	33.331520	6.80		0.00
12/31/2024	23,866	982	0.00	20.966930	8.24		2.25	31.210132	10.72		0.00
12/31/2023	23,655	1,066	0.00	19.370490	14.64		2.25	28.188759	17.25		0.00
12/31/2022	23,091	1,201	0.00	16.896134	(15.93	)‡	2.25	24.042394	(14.02)		0.00
12/31/2021	27,961	1,231	0.00	18.543057	26.64		2.80	27.963741	30.24		0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2025	332	10	0.00	29.559371	0.33	‡	0.90	32.454365	6.74		0.40
12/31/2024	333	11	0.00	29.091093	10.35		0.65	30.405870	10.63		0.40
12/31/2023	391	14	0.00	26.362818	16.88		0.65	27.485052	17.17		0.40
12/31/2022	342	14	0.00	22.555753	(14.26)		0.65	23.457257	(14.04)		0.40
12/31/2021	142	5	0.00	26.306441	10.45	‡	0.65	27.289778	18.05	‡	0.40
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2025	154,916	3,830	0.00	30.907692	13.00		2.80	56.028286	16.21		0.00
12/31/2024	162,451	4,600	0.00	27.352566	15.35		2.80	48.214531	18.64		0.00
12/31/2023	162,295	5,372	0.00	23.713402	8.98		2.80	40.639320	12.06		0.00
12/31/2022	166,673	6,090	0.00	21.760300	(10.55	)‡	2.80	31.052746	(8.79	)‡	0.85
12/31/2021	212,706	7,047	0.00	22.089697	22.21		3.36	39.426501	26.39		0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2025	245	11	0.00	48.624913	1.46	‡	0.90	54.077726	16.07		0.40
12/31/2024	396	9	0.00	44.291846	18.28		0.65	46.592039	18.58	‡	0.40
12/31/2023	84	2	0.00	37.446922	11.69		0.65	41.258374	11.92		0.45
12/31/2022	135	4	0.00	33.526807	(6.40	)‡	0.65	36.865724	(8.17	)‡	0.45
12/31/2021	64	2	0.00	40.144178	26.19		0.45	38.193637	22.00	‡	0.40
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2025	39,085	2,094	0.00	16.865753	13.30		2.05	21.430005	15.65		0.00
12/31/2024	33,622	2,058	0.00	14.885447	9.28		2.05	18.529998	11.56		0.00
12/31/2023	31,601	2,131	0.00	13.621006	15.01		2.05	16.609981	17.39		0.00
12/31/2022	28,135	2,197	0.00	11.843326	(19.30)		2.05	14.149968	(17.64)		0.00
12/31/2021	34,782	2,208	0.00	14.676596	4.95	‡	2.05	17.180006	12.73		0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2025	320	15	0.00	20.451524	15.32		0.65	20.957163	15.60		0.40
12/31/2024	304	17	0.00	17.735186	11.16		0.65	18.128357	11.44		0.40
12/31/2023	94	6	0.00	15.955070	17.00		0.65	16.267766	17.29		0.40
12/31/2022	80	6	0.00	13.637276	(17.96)		0.65	13.869848	(17.75	)‡	0.40
12/31/2021	6	0	0.00	16.622129	12.34		0.65	17.132252	12.67	‡	0.35
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2025	20,601	1,840	0.00	11.105031	5.53	‡	1.90	11.359994	14.63	‡	0.00
12/31/2024+	2,217	224	0.00	9.875453	(0.24	)‡	1.80	9.890794	(0.09	)‡	1.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
12/31/2025	177	16	0.00	11.278070	3.51	‡	0.90	11.338922	14.40 ‡	0.45
12/31/2024+	20	2	0.00	9.911347	0.12		0.45	N/A	N/A	N/A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2025	959,922	32,833	0.00	25.852179	8.92		2.30	34.298828	11.46	0.00
12/31/2024	904,393	34,049	0.00	23.734317	9.74		2.30	30.773085	12.30	0.00
12/31/2023	809,114	33,778	0.00	21.628432	15.74		2.30	27.401582	18.43	0.00
12/31/2022	666,960	32,551	0.00	18.686534	(13.95	)‡	2.30	23.137651	(11.95)	0.00
12/31/2021	709,600	30,077	0.00	21.428330	15.03		2.46	26.277765	17.89	0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2025	10,580	326	0.00	31.640878	10.79		0.90	33.646794	11.34	0.40
12/31/2024	9,107	311	0.00	28.559889	11.63		0.90	30.218994	12.20	0.40
12/31/2023	7,931	306	0.00	25.583632	17.72	‡	0.90	26.934088	18.31	0.40
12/31/2022	6,464	294	0.00	22.243689	(12.23	)‡	0.65	22.766355	(12.01)	0.40
12/31/2021	6,136	245	0.00	24.821892	17.13		0.90	25.872798	17.71	0.40
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2025	728,678	4,107	0.00	129.493331	12.47	‡	2.45	274.231260	15.26	0.00
12/31/2024	752,438	4,827	0.00	110.085109	26.59		2.60	237.918851	29.95	0.00
12/31/2023	669,920	5,508	0.00	86.959179	44.22		2.60	183.088097	48.00	0.00
12/31/2022	483,250	5,807	0.00	60.297813	(40.38	)‡	2.60	123.705376	(38.81)	0.00
12/31/2021	839,035	6,079	0.00	69.658787	9.95		4.00	202.175403	14.43	0.00
JNL/T. Rowe Price Growth Stock Fund - Class I
12/31/2025	5,440	21	0.00	223.016333	14.58		0.90	259.955972	15.15	0.40
12/31/2024	6,682	30	0.00	194.640915	29.16	‡	0.90	225.749308	29.81	0.40
12/31/2023	6,362	36	0.00	161.894945	47.50		0.65	173.912289	47.87	0.40
12/31/2022	3,716	31	0.00	109.756909	(39.03	)‡	0.65	117.610482	(38.88)	0.40
12/31/2021	6,056	31	0.00	168.414848	6.17	‡	0.90	192.423233	14.32	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2025	339,421	1,916	0.00	131.405943	0.68	‡	2.45	278.295628	3.14	0.00
12/31/2024	373,338	2,146	0.00	124.881059	6.36		2.60	269.815431	9.17	0.00
12/31/2023	369,365	2,291	0.00	117.418706	16.89		2.60	247.145225	19.96	0.00
12/31/2022	331,897	2,436	0.00	100.454817	(24.07	)‡	2.60	206.028322	(22.07)‡	0.00
12/31/2021	462,820	2,605	0.00	61.050759	6.87		5.50	244.063237	12.58	0.30
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2025	1,482	6	0.00	244.436589	2.77		0.65	263.901071	3.03	0.40
12/31/2024	3,059	12	0.00	237.837016	8.80		0.65	256.134866	9.07	0.40
12/31/2023	3,275	14	0.00	218.609888	19.54		0.65	234.837518	19.84	0.40
12/31/2022	2,712	14	0.00	182.875003	(22.34	)‡	0.65	195.960767	(22.14)	0.40
12/31/2021	2,639	10	0.00	220.298937	12.23		0.90	251.693862	12.79	0.40

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2025	61,038	5,472	0.00	9.073965	2.95		2.40	14.547006	5.44	0.00
12/31/2024	62,542	5,847	0.00	8.813821	2.26		2.40	13.795866	4.75	0.00
12/31/2023	66,027	6,353	0.00	8.619176	2.30		2.40	13.169914	4.78	0.00
12/31/2022	76,556	7,634	0.00	8.425228	(6.91	)‡	2.40	12.569002	(4.65)	0.00
12/31/2021	80,700	7,570	0.00	8.486765	(3.14)		2.81	13.182433	(0.38)	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2025	657	46	0.00	13.431772	4.96		0.65	14.109201	5.22	0.40
12/31/2024	2,876	214	0.00	12.797141	4.41		0.65	13.408987	4.68	0.40
12/31/2023	2,654	207	0.00	12.256307	4.38		0.65	12.810058	4.65	0.40
12/31/2022	3,865	315	0.00	11.741510	(4.91)		0.65	12.241438	(4.67)	0.40
12/31/2021	4,559	354	0.00	12.347198	(0.74)		0.65	12.840863	(0.49)	0.40
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2025	16,233	1,252	0.00	11.921334	5.34		2.05	14.539650	7.52	0.00
12/31/2024	16,890	1,388	0.00	11.317170	5.93		2.05	13.522744	8.13	0.00
12/31/2023	14,295	1,255	0.00	10.683796	11.26		2.05	12.505839	13.56	0.00
12/31/2022	11,341	1,117	0.00	9.602749	(16.54	)‡	2.05	11.012935	(14.81)	0.00
12/31/2021	12,292	1,021	0.00	11.337156	2.43		2.31	12.927751	4.82	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2025	129	9	0.00	14.039842	7.45	‡	0.45	14.355545	7.50	0.40
12/31/2024	135	10	0.00	13.086277	7.72		0.65	13.354059	7.99	0.40
12/31/2023	81	7	0.00	12.148353	13.14		0.65	12.365825	13.45	0.40
12/31/2022	55	5	0.00	10.737180	(15.13)		0.65	10.899444	(14.90)	0.40
12/31/2021	61	5	0.00	12.652003	4.12	‡	0.65	12.807876	4.29 ‡	0.40
JNL/T. Rowe Price Value Fund - Class A
12/31/2025	305,667	5,320	0.00	44.435560	9.27	‡	2.45	83.386031	12.00	0.00
12/31/2024	295,751	5,690	0.00	39.197256	11.83		2.60	74.452756	14.79	0.00
12/31/2023	276,613	6,036	0.00	35.050729	9.09		2.60	64.858745	11.95	0.00
12/31/2022	256,681	6,188	0.00	32.130907	(13.77	)‡	2.60	57.934136	(11.51)	0.00
12/31/2021	292,683	6,157	0.00	30.038925	24.98		3.60	65.466648	29.55	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2025	3,187	39	0.00	74.873814	11.62		0.65	79.838182	11.90	0.40
12/31/2024	4,075	56	0.00	67.077839	14.43		0.65	71.346716	14.72	0.40
12/31/2023	3,436	54	0.00	58.617197	11.54		0.65	62.191107	11.82	0.40
12/31/2022	4,444	79	0.00	52.551098	(11.84)		0.65	55.616339	(11.62)	0.40
12/31/2021	4,594	72	0.00	59.609760	29.08		0.65	62.929648	29.41	0.40
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2025	162,876	9,560	0.00	15.841832	13.48		2.25	19.079997	16.06	0.00
12/31/2024	150,671	10,141	0.00	13.960488	9.33		2.25	16.439997	11.84	0.00
12/31/2023	150,665	11,176	0.00	12.768578	11.77		2.25	14.699997	14.31	0.00
12/31/2022	142,177	11,890	0.00	11.423836	(18.45)		2.25	12.859997	(16.60)	0.00
12/31/2021	188,199	12,960	0.00	14.008816	11.76		2.25	15.419997	14.31	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2025	7,751	410	0.00	18.342439	7.01 ‡	0.90	19.117103	16.11	0.40
12/31/2024	6,473	397	0.00	16.168147	11.52	0.65	16.464256	11.80	0.40
12/31/2023	6,621	453	0.00	14.497927	14.00	0.65	14.726384	14.28	0.40
12/31/2022	5,418	423	0.00	12.717450	(16.77)	0.65	12.885706	(16.57)	0.40
12/31/2021	6,141	399	0.00	15.280422	14.10	0.65	15.444039	12.32 ‡	0.40
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2025	48,050	3,567	0.00	12.654965	9.54	2.00	14.929995	11.75	0.00
12/31/2024	45,262	3,711	0.00	11.552969	5.00 ‡	2.00	13.359995	7.14	0.00
12/31/2023	42,400	3,682	0.00	10.968096	7.83	2.05	12.469995	10.06	0.00
12/31/2022	39,806	3,754	0.00	10.171220	(15.78)	2.05	11.329995	(14.04)	0.00
12/31/2021	41,682	3,333	0.00	12.076382	4.22	2.05	13.179995	6.38	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2025	800	54	0.00	14.661532	11.46	0.65	14.966753	11.73	0.40
12/31/2024	997	75	0.00	13.154557	6.95	0.65	13.394884	7.22	0.40
12/31/2023	1,631	131	0.00	12.299842	9.82	0.65	12.493101	10.09	0.40
12/31/2022	1,485	131	0.00	11.200316	(14.26)	0.65	11.348473	(14.04)	0.40
12/31/2021	1,523	116	0.00	13.062640	6.23 ‡	0.65	13.202649	6.40 ‡	0.40
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2025	68,991	4,531	0.00	14.367233	11.88	2.00	16.950003	14.14	0.00
12/31/2024	64,089	4,745	0.00	12.841514	7.41 ‡	2.00	14.850003	9.59	0.00
12/31/2023	62,532	5,010	0.00	11.917962	9.99	2.05	13.550006	12.26	0.00
12/31/2022	57,705	5,127	0.00	10.835490	(17.13)	2.05	12.070006	(15.42)	0.00
12/31/2021	62,934	4,672	0.00	13.075078	8.12	2.05	14.270003	10.36	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2025	6,269	371	0.00	16.641442	13.88	0.65	16.988721	14.16	0.40
12/31/2024	5,430	367	0.00	14.613290	9.42	0.65	14.880993	9.69	0.40
12/31/2023	5,167	382	0.00	13.355332	11.99	0.65	13.565848	12.27	0.40
12/31/2022	4,728	392	0.00	11.924985	(15.68)	0.65	12.082795	(15.47)	0.40
12/31/2021	5,229	367	0.00	14.142371	10.19	0.65	14.293841	9.39 ‡	0.40
JNL/WCM China Quality Growth Fund - Class A
12/31/2025	516	51	0.00	10.007468	22.02	1.20	10.459934	23.49 ‡	0.00
12/31/2024	199	24	0.00	8.201387	(2.01)	1.20	8.278884	(1.66)‡	0.85
12/31/2023	201	24	0.00	8.369583	(11.44)‡	1.20	8.539969	(17.96)	0.00
12/31/2022+	91	9	0.00	10.339230	3.39 ‡	1.00	10.349807	(4.51)‡	0.85
JNL/WCM Focused International Equity Fund - Class A
12/31/2025	96,825	3,777	0.38	22.818915	18.65	2.30	30.277482	21.41	0.00
12/31/2024	74,876	3,502	0.00	19.231803	4.65	2.30	24.937328	7.10	0.00
12/31/2023	65,513	3,237	0.00	18.376648	13.81	2.30	23.283265	16.46	0.00
12/31/2022	53,842	3,055	0.00	16.146372	(30.31)	2.30	19.993098	(28.69)	0.00
12/31/2021	44,280	1,762	0.00	23.168768	14.42	2.30	28.037732	17.08	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WCM Focused International Equity Fund - Class I
12/31/2025	957	32	0.55	28.821765	21.06	0.65	29.721521	21.36	0.40
12/31/2024	884	36	0.21	23.808524	6.66	0.65	24.490424	6.93	0.40
12/31/2023	900	39	0.00	22.321677	16.10	0.65	22.903298	16.39	0.40
12/31/2022	736	37	0.00	19.226767	(28.96)	0.65	19.678568	(28.79)	0.40
12/31/2021	1,241	45	0.00	27.066297	16.68	0.65	27.633279	16.97	0.40
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2025	3,212	241	0.00	12.280467	5.14	2.05	15.287617	7.32	0.00
12/31/2024	3,263	258	0.00	11.679959	2.65	2.05	14.245276	4.79	0.00
12/31/2023	2,991	245	0.00	11.378590	4.31	2.05	13.593800	6.46	0.00
12/31/2022	3,194	275	0.00	10.908625	(5.25)	2.05	12.768600	(3.29)	0.00
12/31/2021	2,704	222	0.00	11.512660	0.87	2.05	13.202910	2.96	0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2025	10	1	0.00	14.694930	7.21	0.45	N/A	N/A	N/A
12/31/2024	10	1	0.00	13.707027	4.59	0.45	N/A	N/A	N/A
12/31/2023	8	1	0.00	13.105282	6.29	0.45	N/A	N/A	N/A
12/31/2022	9	1	0.00	12.329840	(3.47)	0.45	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.650849	2.38	0.90	13.037015	(2.26)‡	0.40
JNL/William Blair International Leaders Fund - Class A
12/31/2025	41,589	1,480	0.59	20.555682	20.51	2.45	43.546526	23.50	0.00
12/31/2024	39,908	1,730	0.30	17.057664	(3.36)	2.45	35.259945	(0.95)‡	0.00
12/31/2023	47,735	2,019	0.00	17.650597	10.06	2.45	32.665974	12.44	0.30
12/31/2022	47,158	2,218	1.73	16.036893	(26.83)‡	2.45	29.050875	(25.25)‡	0.30
12/31/2021	66,002	2,291	1.16	18.630039	2.99	3.06	42.097897	6.20	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2025	193	4	0.44	39.008915	22.98	0.65	42.094967	23.29	0.40
12/31/2024	454	13	0.65	31.720623	(1.28)	0.65	34.143332	(1.05)	0.40
12/31/2023	408	11	0.12	32.131233	12.55	0.65	34.505411	12.81	0.40
12/31/2022	371	11	2.14	28.547232	(25.30)	0.65	30.588406	(25.12)	0.40
12/31/2021	445	10	1.54	38.218304	1.92 ‡	0.65	40.851842	6.06	0.40
JNL/WMC Balanced Fund - Class A
12/31/2025	593,772	7,069	0.00	63.140396	13.06 ‡	2.30	127.741770	15.69	0.00
12/31/2024	573,762	7,811	0.00	52.905641	11.79	2.50	110.421349	14.64	0.00
12/31/2023	556,541	8,577	0.00	47.325208	10.30 ‡	2.50	96.321289	13.08	0.00
12/31/2022	520,356	8,950	0.00	39.288302	(16.32)‡	2.80	85.180511	(13.95)	0.00
12/31/2021	624,741	9,113	0.00	41.099780	14.83	3.30	98.990418	18.68	0.00
JNL/WMC Balanced Fund - Class I
12/31/2025	4,901	41	0.00	103.831267	15.00	0.90	121.029398	15.57	0.40
12/31/2024	2,885	28	0.00	90.288795	(1.41)‡	0.90	104.719600	14.50	0.40
12/31/2023	2,583	28	0.00	85.138813	12.69	0.65	91.457185	12.97	0.40
12/31/2022	2,105	26	0.00	75.553111	(14.25)	0.65	80.958020	(14.03)	0.40
12/31/2021	1,458	15	0.00	88.107546	18.27	0.65	94.175441	18.21 ‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2025	59,601	2,997	0.00	18.898016	14.35		2.05	22.410010	16.72		0.00
12/31/2024	58,486	3,384	0.00	16.526419	10.25		2.05	19.200004	12.54		0.00
12/31/2023	57,944	3,721	0.00	14.990239	4.47		2.05	17.060009	6.62		0.00
12/31/2022	61,568	4,155	0.00	14.349227	(1.53	)‡	2.05	16.000016	0.50		0.00
12/31/2021	60,741	4,057	0.00	14.405411	22.77		2.32	15.920021	25.65		0.00
JNL/WMC Equity Income Fund - Class I
12/31/2025	1,783	82	0.00	21.329759	16.06		0.90	22.229707	16.64		0.40
12/31/2024	1,532	82	0.00	18.378427	11.79		0.90	19.058327	12.36		0.40
12/31/2023	1,522	91	0.00	16.439757	6.05		0.90	16.962462	6.58		0.40
12/31/2022	1,520	96	0.00	15.501798	(0.10)		0.90	15.915138	0.40		0.40
12/31/2021	1,329	84	0.00	15.516574	24.87		0.90	15.851090	25.49		0.40
JNL/WMC Global Real Estate Fund - Class A
12/31/2025	39,586	2,118	0.00	15.144454	6.63		2.45	25.130790	9.27		0.00
12/31/2024	43,567	2,512	0.00	14.203317	2.95		2.45	22.998769	5.52		0.00
12/31/2023	48,803	2,928	0.00	13.796924	6.93		2.45	21.796643	9.58		0.00
12/31/2022	46,478	3,010	0.00	12.902551	(29.33	)‡	2.45	19.891313	(27.58)		0.00
12/31/2021	69,241	3,199	0.00	16.493820	22.86		3.06	27.466849	26.67		0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2025	60	3	0.00	23.097574	8.92		0.65	24.323037	9.19		0.40
12/31/2024	61	3	0.00	21.206317	5.16		0.65	22.275485	5.43		0.40
12/31/2023	61	3	0.00	20.165272	9.16		0.65	21.128298	9.43		0.40
12/31/2022	82	4	0.00	18.473596	(27.84)		0.65	19.307723	(27.66)		0.40
12/31/2021	101	4	0.00	25.602422	26.30		0.65	26.691857	22.92	‡	0.40
JNL/WMC Value Fund - Class A
12/31/2025	52,893	811	0.00	52.107889	11.88	‡	2.45	92.222486	14.67	‡	0.00
12/31/2024	54,212	939	0.00	45.084870	8.02		2.60	71.156091	10.27		0.55
12/31/2023	54,209	1,028	0.00	41.736589	6.41		2.60	64.527900	8.61		0.55
12/31/2022	53,396	1,089	0.00	39.222204	(7.27	)‡	2.60	59.413241	(5.36	)‡	0.55
12/31/2021	59,586	1,140	0.00	34.762647	22.47		3.62	65.867685	26.60		0.30
JNL/WMC Value Fund - Class I
12/31/2025	92	1	0.00	83.727600	14.24		0.65	93.841230	14.47		0.45
12/31/2024	82	1	0.00	73.290989	10.50		0.65	81.979913	10.72	‡	0.45
12/31/2023	55	1	0.00	66.328555	11.04		0.65	N/A	N/A		N/A
12/31/2022	—	—	0.00	61.556004	(6.14)		0.60	N/A	N/A		N/A
12/31/2021	—	—	0.00	71.451200	26.79		0.45	67.433905	21.86	‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two hundred fifty-one (251) Investment Divisions as of December 31, 2025. These two hundred fifty-one (251) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2025:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class I
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Bond Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
JNL Growth ETF Allocation Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A
JNL International Index Fund - Class I	JNL/Lazard International Quality Growth Fund - Class I
JNL Mid Cap Index Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate Allocation Fund - Class I(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate ETF Allocation Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Moderate ETF Allocation Fund - Class I	JNL/Mellon Bond Index Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Bond Index Fund - Class I
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon Communication Services Sector Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
JNL Moderate Growth ETF Allocation Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager Floating Rate Income Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I
JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A
JNL S&P 500 Index Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL Small Cap Index Fund - Class I	JNL/Mellon International Index Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon International Index Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Materials Sector Fund - Class A

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

JNL® Series Trust
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth Fund - Class A	JNL/Mellon World Index Fund - Class A
JNL/American Funds Growth Fund - Class I	JNL/Mellon World Index Fund - Class I
JNL/American Funds Growth-Income Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Growth-Income Fund - Class I	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds International Fund - Class A	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds International Fund - Class I	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class I
JNL/American Funds Moderate Allocation Fund - Class I(1)	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/American Funds New World Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class I
JNL/Causeway International Value Select Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class I
JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

JNL® Series Trust
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Dreyfus Government Money Market Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WCM China Quality Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I	JNL/William Blair International Leaders Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Value Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class I	JNL/WMC Value Fund - Class I
JNL/JPMorgan Managed Moderate Fund - Class A
JNL/JPMorgan Managed Moderate Fund - Class I
JNL/JPMorgan Managed Moderate Growth Fund - Class A

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2025, the following Fund acquisitions were completed for the corresponding Class A and I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2025.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Baillie Gifford International Growth Fund	JNL/Mellon International Index Fund	April 28, 2025
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon World Index Fund	April 28, 2025
JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Neuberger Berman Strategic Income Fund	April 28, 2025

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2025, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.90% to 3.00% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.45% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%. This charge is assessed through a redemption of contract units.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2025

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $1,716 and $3,499 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2025 and 2024, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

The Executive Vice President and Chief Financial Officer of Jackson is the Chief Operating Decision Maker (“CODM”) for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise JNLNY Separate Account I (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended listed in the Appendix, the statements of changes in net assets for each of the years or period then ended listed in the appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2025, the results of their operations for the year then ended listed in the Appendix, the changes in their net assets for each of the years or period then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company’s separate accounts since 1999. Chicago, Illinois March 27, 2026 KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

JNLNY Separate Account I Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Aggressive Growth Allocation Fund - Class I JNL Bond Index Fund - Class I JNL Conservative Allocation Fund - Class A JNL Conservative Allocation Fund - Class I JNL Emerging Markets Index Fund - Class I JNL Growth Allocation Fund - Class A JNL Growth Allocation Fund - Class I JNL Growth ETF Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class I JNL International Index Fund - Class I JNL Mid Cap Index Fund - Class I JNL Moderate Allocation Fund - Class A JNL Moderate Allocation Fund - Class I JNL Moderate ETF Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class I JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class I JNL Moderate Growth ETF Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class I JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Alternative Fund - Class I JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class I JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class I JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager International Small Cap Fund - Class I JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class I JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class I JNL Multi-Manager Small Cap Value Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class I JNL S&P 500 Index Fund - Class I JNL Small Cap Index Fund - Class I JNL/AB Sustainable Global Thematic Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class I JNL/American Funds Balanced Fund - Class A

JNL/American Funds Balanced Fund - Class I JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Bond Fund of America Fund - Class I JNL/American Funds Capital Income Builder Fund - Class A JNL/American Funds Capital Income Builder Fund - Class I JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Capital World Bond Fund - Class I JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Growth Fund - Class I JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class I JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Allocation Fund - Class I JNL/American Funds Growth Fund - Class A JNL/American Funds Growth Fund - Class I JNL/American Funds Growth-Income Fund - Class A JNL/American Funds Growth-Income Fund - Class I JNL/American Funds International Fund - Class A JNL/American Funds International Fund - Class I JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class I JNL/American Funds New World Fund - Class A JNL/American Funds New World Fund - Class I JNL/American Funds Washington Mutual Investors Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class I JNL/AQR Large Cap Defensive Style Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class I JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Allocation Fund - Class I JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class I JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class I JNL/Causeway International Value Select Fund - Class A JNL/Causeway International Value Select Fund - Class I JNL/ClearBridge Large Cap Growth Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class I JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class I JNL/DFA International Core Equity Fund - Class A JNL/DFA International Core Equity Fund - Class I JNL/DFA U.S. Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class I JNL/DFA U.S. Small Cap Fund - Class A

JNL/DFA U.S. Small Cap Fund - Class I JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class I JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I JNL/DoubleLine Total Return Fund - Class A JNL/DoubleLine Total Return Fund - Class I JNL/Dreyfus Government Money Market Fund - Class A JNL/Dreyfus Government Money Market Fund - Class I JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I JNL/First Sentier Global Infrastructure Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class I JNL/Franklin Templeton Income Fund - Class A JNL/Franklin Templeton Income Fund - Class I JNL/Goldman Sachs 4 Fund - Class A JNL/Goldman Sachs 4 Fund - Class I JNL/GQG Emerging Markets Equity Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class I JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Diversified Dividend Fund - Class I JNL/Invesco Global Growth Fund - Class A JNL/Invesco Global Growth Fund - Class I JNL/Invesco Small Cap Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class I JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Global Allocation Fund - Class I JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class I JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class I JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class I JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Growth Fund - Class I JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class I JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class I JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class I JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A

JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I JNL/JPMorgan U.S. Value Fund - Class A JNL/JPMorgan U.S. Value Fund - Class I JNL/Lazard International Quality Growth Fund - Class A JNL/Lazard International Quality Growth Fund - Class I JNL/Loomis Sayles Global Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class I JNL/Lord Abbett Short Duration Income Fund - Class A JNL/Lord Abbett Short Duration Income Fund - Class I JNL/Mellon Bond Index Fund - Class A JNL/Mellon Bond Index Fund - Class I JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Communication Services Sector Fund - Class I JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class I JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class I JNL/Mellon Dow Index Fund - Class A JNL/Mellon Dow Index Fund - Class I JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class I JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Energy Sector Fund - Class I JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class I JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class I JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class I JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class I JNL/Mellon International Index Fund - Class A JNL/Mellon International Index Fund - Class I JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Materials Sector Fund - Class I JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class I JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon Real Estate Sector Fund - Class I JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class I JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class I

JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class I JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon Utilities Sector Fund - Class I JNL/Mellon World Index Fund - Class A JNL/Mellon World Index Fund - Class I JNL/MFS Mid Cap Value Fund - Class A JNL/MFS Mid Cap Value Fund - Class I JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class I JNL/Morningstar Wide Moat Index Fund - Class A JNL/Morningstar Wide Moat Index Fund - Class I JNL/Neuberger Berman Commodity Strategy Fund - Class A JNL/Neuberger Berman Gold Plus Strategy Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class I JNL/Newton Equity Income Fund - Class A JNL/Newton Equity Income Fund - Class I JNL/PIMCO Income Fund - Class A JNL/PIMCO Income Fund - Class I JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class I JNL/PIMCO Real Return Fund - Class A JNL/PIMCO Real Return Fund - Class I JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America High Yield Bond Fund - Class I JNL/PPM America Total Return Fund - Class A JNL/PPM America Total Return Fund - Class I JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class I JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class I JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Balanced Fund - Class I JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class I JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class I JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class I JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class I JNL/T. Rowe Price U.S. High Yield Fund - Class A

JNL/T. Rowe Price U.S. High Yield Fund - Class I JNL/T. Rowe Price Value Fund - Class A JNL/T. Rowe Price Value Fund - Class I JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class I JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class I JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I JNL/WCM China Quality Growth Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/WCM Focused International Equity Fund - Class I JNL/Westchester Capital Event Driven Fund - Class A JNL/Westchester Capital Event Driven Fund - Class I JNL/William Blair International Leaders Fund - Class A JNL/William Blair International Leaders Fund - Class I JNL/WMC Balanced Fund - Class A JNL/WMC Balanced Fund - Class I JNL/WMC Equity Income Fund - Class A JNL/WMC Equity Income Fund - Class I JNL/WMC Global Real Estate Fund - Class A JNL/WMC Global Real Estate Fund - Class I JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL Multi-Manager U.S. Select Equity Fund - Class I JNL/American Funds Moderate Allocation Fund - Class A JNL/American Funds Moderate Allocation Fund - Class I JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class I JNL/PPM America Investment Grade Credit Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class I JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I

Jackson National Life Insurance
Company of New York

Statutory Financial Statements
December 31, 2025

Jackson National Life Insurance Company of New York

Index to Statutory Financial Statements
________________________________________________________________

Independent Auditors’ Report                            1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus as of December 31, 2025 and 2024            4

Statutory Statements of Operations for the years ended
December 31, 2025, 2024, and 2023                    5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2025, 2024, and 2023                6

Statutory Statements of Cash Flow for the years
ended December 31, 2025, 2024, and 2023                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                47

Supplemental Investment Risks Interrogatories                50

Summary Investment Schedule                        52

Reinsurance Risk Interrogatories                        53

        KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The audit, Compensation, and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company of New York:
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for the three-year period ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data,

2

Supplemental Investment Risks Interrogatories, Summary Investment Schedule, and Reinsurance Risk Interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the New York State Department of Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 27, 2026

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except share information)

	December 31,
	2025	2024
Admitted Assets
Bonds	$1,503,160	$1,326,232
Cash and cash equivalents	211,410	106,332
Common stock - unaffiliated	—	825
Receivables for securities	122	204
Securities lending reinvested collateral assets	852	794
Policy loans	531	416
Other invested assets	2,002	—
Total cash and invested assets	1,718,077	1,434,803
Investment income due and accrued	14,606	10,816
Income tax receivable from parent	—	665
Net deferred tax asset	31,407	26,422
Amounts due from reinsurers	476,762	165,296
Other admitted assets	97	84
Admitted disallowed IMR	17,335	12,037
Separate account assets	18,910,026	17,304,385
Total admitted assets	$21,168,310	$18,954,508

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$972,890	$629,663
Liability for deposit-type contracts	9,029	8,336
Policy and contract claims	13,522	10,695
Asset valuation reserve	16,813	13,848
General expenses and taxes due and accrued	6,498	4,717
Accrued transfers to separate accounts	(23,833)	(36,870)
Federal income tax	15,525	—
Payable to parent	497,707	192,998
Payable for securities lending	852	794
Other liabilities	27,384	16,803
Separate account liabilities	18,910,026	17,304,385
Total liabilities	20,446,413	18,145,369
Capital and Surplus:
Capital stock (par value $1,000 per share; 2,000 shares authorized,
issued and outstanding)	2,000	2,000
Gross paid-in and contributed surplus	503,859	503,859
Unassigned surplus	198,703	291,243
Special surplus funds	17,335	12,037
Total capital and surplus	721,897	809,139
Total liabilities, capital and surplus	$21,168,310	$18,954,508

See accompanying Notes to Statutory Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Income:
Premiums and annuity considerations	$557,687	$528,718	$101,132
Fee income	41,150	41,060	38,391
Net investment income (net of expenses of $2,529 in 2025, $2,154 in 2024, and $1,999 in 2023)	59,551	49,079	47,067
Commissions and expense allowances on reinsurance ceded	181,940	150,744	120,145
Separate accounts net gain (loss) from operations excluding unrealized gains or losses	(3,829)	19,730	—
Total other income	482	—	280
Total income	836,981	789,331	307,015
Benefits and other deductions:
Death benefits	—	235	53
Surrenders and annuity benefits	321,148	274,964	216,055
Interest and adjustments on policy funds and deposit-type contracts	(451)	(881)	(424)
Change in aggregate reserves	343,227	2,505	(101,977)
Commissions	179,957	144,961	109,260
General insurance expenses	32,205	28,296	25,060
Taxes, licenses and fees	3,416	1,405	1,221
Change in loading on deferred and uncollected premium	(22)	(14)	19
Net transfers to (from) separate accounts	(56,021)	273,203	(53,767)
Reclassification of ceding commission to surplus	—	16,043	—
Amortization of gain on reinsured business to income	(1,689)	(2,368)	(624)
Total benefits and other deductions	821,770	738,349	194,876
Gain (loss) from operations before federal income tax expense and net realized capital losses	15,211	50,982	112,139
Federal income tax expense (benefit)	25,945	(20,768)	20,594
Gain (loss) from operations before net realized capital losses	(10,734)	71,750	91,545
Net realized capital losses, less tax benefit of $238 in 2025 and nil in 2024 and 2023, respectively, excluding tax expense of $219 and $116 in 2025 and 2024, and tax benefit of $185 in 2023, respectively, transferred to the IMR

	(469)	—	(428)
Net income (loss)	$(11,203)	$71,750	$91,117

See accompanying Notes to Statutory Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Capital and Surplus
(In thousands)

		Surplus
	Capital	Gross paid-in	Special
	stock	and contributed	Funds	Unassigned	Total

Balances at December 31, 2022	$2,000	$503,859	$—	$97,269	$603,128
Net income	—	—	—	91,117	91,117
Change in net unrealized capital gains and losses	—	—	—	260	260
Change in asset valuation reserve	—	—	—	(1,266)	(1,266)
Change in non-admitted assets	—	—	—	6,726	6,726
Change in surplus as a result of reinsurance	—	—	—	(624)	(624)
Change in special surplus funds	—	—	10,892	(10,892)	—
Change in net deferred income tax	—	—	—	20,721	20,721

Balances at December 31, 2023	2,000	503,859	10,892	203,311	720,062

Net income	—	—	—	71,750	71,750
Change in net unrealized capital gains and losses	—	—	—	93	93
Change in asset valuation reserve	—	—	—	(1,710)	(1,710)
Change in non-admitted assets	—	—	—	(10,751)	(10,751)
Change in surplus in separate accounts	—	—	—	(19,730)	(19,730)
Surplus withdrawn from separate accounts	—	—	—	19,730	19,730
Change in surplus as a result of reinsurance	—	—	—	13,675	13,675
Change in special surplus funds	—	—	1,145	(1,145)	—
Change in net deferred income tax	—	—	—	16,020	16,020

Balances at December 31, 2024	2,000	503,859	12,037	291,243	809,139

Net loss	—	—	—	(11,203)	(11,203)
Change in net unrealized capital gains and losses	—	—	—	(1,198)	(1,198)
Change in asset valuation reserve	—	—	—	(2,965)	(2,965)
Change in non-admitted assets	—	—	—	(8,872)	(8,872)
Change in surplus in separate accounts	—	—	—	38,286	38,286
Surplus contributed to separate accounts	—	—	—	(38,286)	(38,286)
Change in surplus as a result of reinsurance	—	—	—	(1,689)	(1,689)
Change in special surplus funds	—	—	5,298	(5,298)	—
Change in net deferred income tax	—	—	—	13,685	13,685
Dividends to stockholder	—	—	—	(75,000)	(75,000)

Balances at December 31, 2025	$2,000	$503,859	$17,335	$198,703	$721,897

See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$862,875	$553,647	$74,593
Net investment income	56,637	49,992	47,402
Other	217,772	213,642	162,453
Total cash received from operations	1,137,284	817,281	284,448
Operating disbursements:
Benefit payments	457,089	437,381	301,033
Commissions, general expenses and taxes	(133,021)	114,782	134,448
Net transfers to (from) separate accounts	441,031	173,032	(123,440)
Federal income taxes	9,736	—	(1,318)
Total cash disbursed from operations	774,835	725,195	310,723
Net cash provided by (used in) operations	362,449	92,086	(26,275)

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds sold	55,885	23,230	28,457
Bond repayments, maturities, calls and redemptions	183,502	115,246	92,998
Total bonds	239,387	138,476	121,455
Stocks	795	—	—
Miscellaneous	85	3,064	5,898
Total investment proceeds	240,267	141,540	127,353
Cost of investments acquired:
Bonds	426,187	167,550	108,606
Miscellaneous	58	—	112
Total investments acquired	426,245	167,550	108,718
Net increase in policy loans	(114)	(41)	(20)
Net cash (used in) provided by investments	(186,092)	(26,051)	18,615

Cash from financing and miscellaneous sources:
Cash provided (applied):
Net deposits on deposit-type contracts	(4,863)	(6,243)	(6,171)
Dividends to stockholders	(75,000)	—	—
Other	8,584	15,770	(12,248)
Net cash provided by (used in) financing and miscellaneous sources	(71,279)	9,527	(18,419)

Net change in cash and cash equivalents	105,078	75,562	(26,079)

Cash and cash equivalents at beginning of year	106,332	30,770	56,849

Cash and cash equivalents at end of year	$211,410	$106,332	$30,770

Cash flow information for non-cash transactions:
Debt & equity securities acquired from exchange transactions	$5,994	$4,528	$4,108
Debt & equity securities disposed from exchange transactions	$(5,995)	$(4,517)	$—
Bonds transferred from D-1 to BA-1	$2,004	$—	$—

See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company of New York (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. ("Jackson Financial"). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities, variable annuities ("VA"), and registered index-linked annuities ("RILA")), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

3.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred VA held in the separate accounts is reported in the general account as a negative liability;

4.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at “admitted asset value,” with “non-admitted assets” excluded through a charge to surplus;

5.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

6.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, these investments are generally carried at fair value, amortized cost for policy loans, with changes in valuation recorded in other comprehensive income);

7.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

8.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

9.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

10.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value ("BACV") are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

11.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts

12.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years, and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net DTA or liability being recorded directly to surplus;

13.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

14.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

15.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

16.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

The New York State Department of Financial Services (“NYDFS”) recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under New York Insurance Law. The NYDFS has adopted in its entirety, subject to certain conflicts and exceptions with New York Insurance Law, the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”).

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In NAIC SAP, the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would be increased by $141 thousand and $199 thousand as of December 31, 2025 and 2024, respectively. Additionally, net income would have decreased by $58 thousand, $55 thousand, and $51 thousand for the years then ended December 31, 2025, 2024, and 2023, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for VA (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporates VM-21 but also includes an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $31.8 million and $20.6 million as of December 31, 2025 and 2024, respectively. Additionally, net income would be increased by $11.2 million, and decreased by $2.4 million and $4.7 million for the years then ended December 31, 2025, 2024, and 2023, respectively.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would be decreased by $2.2 million and $1.5 million as of December 31, 2025 and 2024, respectively. Additionally, net income would be increased by $30 thousand, increased by $50 thousand, and decreased by $1.5 million for the years then ended December 31, 2025, 2024, and 2023, respectively.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York is shown in the following tables (in thousands):

	Years Ended December 31,
	2025	2024	2023
Net income (loss), as stated herein	$(11,203)	$71,750	$91,117
Adjustments - prescribed practices:
Continuous CARVM per New York basis	331,971	18,509	(26,253)
Curtate CARVM per NAIC SAP	332,029	18,564	(26,202)
Decrease (increase) in aggregate reserves to
reflect curtate CARVM	(58)	(55)	(51)
VM-21 Reserve:
VA reserve per New York basis	(3,886)	(17,099)	(30,576)
VA reserve per NAIC SAP	(15,132)	(14,692)	(25,835)
Decrease (increase) in aggregate reserves to
reflect VM-21	11,246	(2,407)	(4,741)
VM-22 Reserve:
IA reserve per New York basis	8,736	7,170	548
IA reserve per NAIC SAP	8,700	7,120	2,004
Decrease (increase) in aggregate reserves to
reflect VM-22	36	50	(1,456)
Tax effect of prescribed practice adjustments	(6)	—	(16)
Net income (loss), NAIC SAP	$15	$69,338	$84,853
10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31,
	2025	2024
Statutory capital and surplus, as stated herein	$721,897	$809,139
Adjustments - prescribed practices:
Continuous CARVM per New York basis	660,711	328,741
Curtate CARVM per NAIC SAP	660,570	328,542
Decrease in aggregate reserves to reflect curtate CARVM	141	199
VM-21 Reserve:
VA reserve per New York basis	143,985	147,870
VA reserve per NAIC SAP	112,154	127,285
Decrease in aggregate reserves to reflect VM-21	31,831	20,585
VM-22 Reserve:
IA reserve per New York basis	83,810	75,073
IA reserve per NAIC SAP	84,044	75,344
Increase in aggregate reserves to reflect VM-22	(234)	(271)
Tax effect of prescribed practice differences	(1,967)	(1,227)
Statutory capital and surplus, NAIC SAP	$751,668	$828,425

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No 26 – Bonds; SSAP No 43 – Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 – Other Admitted Assets, and SSAP No., 86 – Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 – Cash, Cash Equivalents, Drafts and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications. The required disclosures under the NAIC Bond Project are included in Note 3 – Fair Value of Financial Instruments and Note 4 – Investments.

The following represents the transition impact for the principles based bond guidance included in the revisions to SSAP No. 26 (in thousands):

BACV at
12/31/2024
Securities reclassified off Schedule D-1	$2,004

Securities reclassified off Schedule D-1 that resulted in a change in measurement basis
BACV at 12/31/24	—
BACV after transition	—
Aggregate surplus impact	—

In August 2025, the NAIC adopted changes to the statutory reserve framework for non-variable annuities, including immediate annuities, fixed deferred annuities, and fixed indexed annuities. The new principles-based reserve framework is included in VM-22 within the NAIC’s Valuation Manual. The new VM-22 framework includes a three-year transition period, with an optional effective date of January 1, 2026, and a mandatory effective date of January 1, 2029, and is applied prospectively to contracts issued after the effective date. Once the new framework is applied to the valuation of reserves for a contract, it is required to be applied to all future valuations for that contract. The Company plans to adopt the new VM-22 framework for all applicable contracts no later than January 1, 2029.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns and policy crediting rates; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to establishment of a liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company, including an estimate of the dividends received deduction. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding asset-backed securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson-NY recognizes an other-than-temporary impairment ("OTTI") for non-asset-backed securities when the Company does not expect full recovery of the amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Asset-backed securities are stated at amortized cost except those with an NAIC carry designation of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value asset-backed securities that are reported with NAIC designations that are of high credit quality at the time of acquisition and continues to apply this method unless the security is other-than-temporarily impaired. The prospective adjustment method is applied for all other asset-backed securities.

Investments are reduced to estimated fair value (discounted cash flows for asset-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired asset-backed security or does not have the intent and ability to retain the impaired asset-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For asset-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the asset-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the asset-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the asset-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the asset-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Preferred stocks are stated at amortized cost, except those with a NAIC Securities Valuation Office designation of “4” to “6,” which are reported at the lower of cost or fair value.

Common stocks are stated at fair value.

Debt securities that do not qualify as bonds are carried at the lower of cost or market value. Changes in fair value are recorded as unrealized gains or losses.

Cash, cash equivalents, and short-term investments, are carried at amortized cost.  Cash equivalents include high quality money market instruments and bonds with maturities that are less than three months from purchase date and short-term investments include bonds with maturities that are less than twelve months from purchase date.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balances.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality and interest assumptions currently used are based upon either the 1980 Commissioners’ Standard Ordinary (CSO) Table with 4.0% to 4.5% interest rates, the 2001 Commissioners’ Standard Ordinary (CSO) Table with 3.5% to 4.0% interest rates, or the 2017 Commissioners’ Standard Ordinary (CSO) Table with 3.0% to 4.0% interest rates.

Reserves for VA and RILA products and related guarantees are determined using New York Regulation 213, which incorporates VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount, subject to additional floor calculations. The stochastic reserve calculation uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount and standard scenario floor calculations are based on assumptions prescribed by the regulation. The option value floor for contracts issued on or after January 1, 2020 is based on the standard scenario prescribed assumptions, but using stochastically generated arbitrage free interest rates and equity return paths.

All other annuity reserves are established with an interest rate assumption ranging from 1.0% to 7.0% and are carried at the greater of surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at BACV are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate account and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$17,422	$17,335	$—	$87
	2024	$12,037	$12,037	$—	$—

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$17,422	$17,335	$—	$87
	2024	$12,037	$12,037	$—	$—

(3)	Calculated adjusted capital and surplus	Total
		2025	2024
	Prior Period General Account Capital & Surplus From Prior Period SAP Financials	$727,737	$742,704
	Net Positive Goodwill (admitted)	—	—
	EDP Equipment & Operating System Software (admitted)	—	—
	Net DTAs (admitted)	28,103	—
	Net Negative (disallowed) IMR (admitted)	17,709	11,978
	Adjusted Capital & Surplus	$681,925	$730,726

(4)	Percentage of adjusted capital and surplus	Total
		2025	2024
	Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital surplus	2.6%	1.6%

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Fee income is recognized as revenue when earned. Commission and expense allowances, which represent commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory reserves for VA and variable life contracts and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2025, 2024, and 2023, no investment income was excluded.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
Gross	$14,606
Nonadmitted	$—
Admitted	$14,606

At both December 31, 2025 and 2024 the Company had no aggregate deferred interest.

At December 31, 2025, 2024 and 2023 the Company had $11 thousand, $11 thousand, and nil, cumulative amount of paid-in-kind interest, respectively.

Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax ("CAMT"). A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 6 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as “non-admitted assets” (principally net DTAs not realizable within three years and agents’ debit balances) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $17.7 billion and $16.9 billion at December 31, 2025 and 2024, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the VA contracts. These fees are recorded as earned.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $1.2 billion and $377.1 million at December 31, 2025 and 2024, respectively.

Subsequent Events
The Company has evaluated events through March 27, 2026, which is the date the financial statements were available to be issued.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are included in Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing services do not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments as of the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2025 and 2024, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

At December 31, 2025 and 2024, bonds valued internally, including matrix-priced securities, had BACV of $293.4 million and $198.8 million, respectively, and an estimated fair value of $290.6 million and $188.8 million, respectively.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Other Invested Assets
Other invested assets consist of debt securities that do not qualify as bonds. Debt securities that do not qualify as bonds follow the fair value methodology for bonds described above.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above) and cash equivalents.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates. Fair values for RILA are allocated between the separate and general accounts in accordance with admitted reserves.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2025
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Asset-backed securities	$—	$—	$3,906	$—	$3,906
Separate account assets	—	17,689,593	—	—	17,689,593
Total assets at fair value	$—	$17,689,593	$3,906	$—	$17,693,499

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$825	$—	$—	$825
Separate account assets	—	16,927,329	—	—	16,927,329
Total assets at fair value	$—	$16,928,154	$—	$—	$16,928,154

There were no Level 3 assets measured at fair value at December 31, 2024.

Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2025	Level 3	Level 3	income	surplus	settlements	2025
Assets
Asset-backed securities	$—	$6,000	$—	$—	$(2,094)	$—	$3,906
Total	$—	$6,000	$—	$—	$(2,094)	$—	$3,906

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2025	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Issuer credit obligations	$1,093,321	$1,114,285	$7,899	$1,085,422	$—	$—
Asset-backed securities	384,784	388,875	—	375,329	9,455	—
Cash and cash equivalents	211,410	211,410	211,410	—	—	—
Policy loans	531	531	—	—	531	—
Other invested assets	2,105	2,002	—	2,105	—	—
Securities lending	852	852	852	—	—	—
Separate account assets	18,923,393	18,910,026	—	18,923,393	—	—
Total assets at fair value	$20,616,396	$20,627,981	$220,161	$20,386,249	$9,986	$—

Liabilities at fair value:
Liability for deposit-type contracts	$7,114	$9,029	$—	$—	$7,114	$—
Payable for securities lending	852	852	—	852	—	—
Separate account liabilities	18,664,959	18,910,026	—	18,664,959	—	—
Total liabilities at fair value	$18,672,925	$18,919,907	$—	$18,665,811	$7,114	$—

December 31, 2024	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,251,616	$1,326,232	$7,658	$1,240,890	$3,068	$—
Common stock	825	825	—	825	—	—
Cash and cash equivalents	106,332	106,332	106,332	—	—	—
Policy loans	416	416	—	—	416	—
Securities lending	794	794	794	—	—	—
Separate account assets	17,298,177	17,304,385	—	17,298,177	—	—
Total assets at fair value	$18,658,160	$18,738,984	$114,784	$18,539,892	$3,484	$—

Liabilities at fair value:
Liability for deposit-type contracts	$6,517	$8,336	$—	$—	$6,517	$—
Payable for securities lending	794	794	—	794	—	—
Separate account liabilities	17,244,791	17,304,385	—	17,244,791	—	—
Total liabilities at fair value	$17,252,102	$17,313,515	$—	$17,245,585	$6,517	$—

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities, including publicly traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Debt Securities, Common and Preferred Stock
Debt securities consist of bonds and short-term investments. Cost or amortized cost, gross unrealized gains and losses, estimated fair value and BACV of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value
U.S. government obligations	$7,991	$—	$92	$7,899	$7,991
Non - U.S. sovereign jurisdiction	1,999	56	—	2,055	1,999
Project finance bonds issued by operating entities	11,935	117	6	12,046	11,935
Corporate bonds	995,059	9,897	30,484	974,472	995,059
Single entity backed obligations	20,122	254	383	19,993	20,122
Bonds issued by funds representing operating entities	77,179	1,038	1,361	76,856	77,179
Total issuer credit obligations	1,114,285	11,362	32,326	1,093,321	1,114,285
Agency RMBS - guaranteed	35	1	—	36	35
Agency RMBS - not guaranteed	420	3	—	423	420
Non-agency RMBS	3,340	821	7	4,154	3,340
Non-agency CMBS	129,048	407	2,173	127,282	129,048
Non-agency CLOSs/CBOs/CDOs	31,791	100	—	31,891	31,791
Non-agency CLOSs/CBOs/CDOs - (affiliate)	1,000	3	—	1,003	1,000
Other financial asset-backed securities	98,281	537	4,008	94,810	98,281
Other non-financial asset-backed securities - practical expedient	42,219	142	1,939	40,422	41,109
Other non-financial asset-backed securities - full analysis	44,914	584	12	45,486	44,914
Lease-backed securities - practical expedient	7,075	75	107	7,043	7,075
Lease-backed securities - full analysis	31,862	432	60	32,234	31,862
Total asset-backed securities	389,985	3,105	8,306	384,784	388,875
Total debt securities	1,504,270	14,467	40,632	1,478,105	1,503,160
Total securities	$1,504,270	$14,467	$40,632	$1,478,105	$1,503,160

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$7,977	$—	$319	$7,658	$7,977
Special revenue	1,266	—	14	1,252	1,266
Industrial and miscellaneous	1,045,297	2,309	66,929	980,677	1,045,297
Residential mortgage-backed	4,168	751	25	4,894	4,168
Commercial mortgage-backed	120,114	216	4,978	115,352	120,114
Other asset-backed	147,410	762	6,389	141,783	147,410
Total debt securities	1,326,232	4,038	78,654	1,251,616	1,326,232
Common and preferred stock	715	110	—	825	825
Total securities	$1,326,947	$4,148	$78,654	$1,252,441	$1,327,057
21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The amount of gross unrealized losses and the associated estimated fair value on debt securities and equity investments are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2025	Losses	Value	Losses	Value	Losses	Value
US government obligations	$—	$—	$92	$7,899	$92	$7,899
Project finance bonds issued by operating entities	6	2,930	—	—	6	2,930
Corporate bonds	186	27,393	30,298	520,237	30,484	547,630
Single entity backed obligations	—	—	383	10,412	383	10,412
Bonds issued by funds representing operating entities	1	2,919	1,360	28,715	1,361	31,634
Non-agency RMBS	—	—	7	106	7	106
Non-agency CMBS	3	8,623	2,170	58,072	2,173	66,695
Other financial asset-backed securities	167	3,865	3,841	32,507	4,008	36,372
Other non-financial asset-backed securities - practical expedient	1,151	11,865	788	11,188	1,939	23,053
Other non-financial asset-backed securities - full analysis	—	—	12	988	12	988
Lease-backed securities - practical expedient	—	—	107	2,703	107	2,703
Lease-backed securities - full analysis	60	3,940	—	—	60	3,940
Total debt securities	1,574	61,535	39,058	672,827	40,632	734,362
Total temporarily impaired
securities	$1,574	$61,535	$39,058	$672,827	$40,632	$734,362

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$—	$—	$319	$7,658	$319	$7,658
Special revenues	14	1,252	—	—	14	1,252
Industrial and miscellaneous	2,223	133,939	64,706	715,206	66,929	849,145
Residential mortgage-backed	14	385	11	338	25	723
Commercial mortgage-backed	182	16,061	4,796	79,495	4,978	95,556
Other asset-backed	368	24,406	6,021	41,107	6,389	65,513
Total debt securities	2,801	176,043	75,853	843,804	78,654	1,019,847
Total temporarily impaired
securities	$2,801	$176,043	$75,853	$843,804	$78,654	$1,019,847

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Debt securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value

Prime	$1,744	$361	$7	$2,098	$1,744
Alt-A	—	341	—	341	—
Subprime	1,596	119	—	1,715	1,596
Total non-agency RMBS	$3,340	$821	$7	$4,154	$3,340

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$1,897	$347	$10	$2,234	$1,897
Alt-A	—	383	—	383	—
Subprime	1,576	20	—	1,596	1,576
Total non-agency RMBS	$3,473	$750	$10	$4,213	$3,473

The Company defines its exposure to non-agency RMBS as follows. Prime asset-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A asset-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime asset-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. None of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). 100% of these investments are rated investment grade by the NAIC.

Of the total carrying value for bonds in an unrealized loss position at December 31, 2025, 98% were investment grade and 2% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 3% of the aggregate gross unrealized losses on debt securities.

Issuer credit obligations, excluding government securities, in an unrealized loss position were diversified across industries. As of December 31, 2025, the industries comprising the larger proportion of unrealized losses included financial services (21% of issuer credit obligations gross unrealized losses) and utilities (10%). The largest unrealized loss related to a single corporate obligor was $0.7 million at December 31, 2025.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The amortized cost, gross unrealized gains and losses, estimated fair value and BACV of debt securities at December 31, 2025, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties (in thousands):

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$126,181	$7	$829	$125,359	$126,181
Due after 1 year through 5 years	572,232	5,066	11,236	566,062	572,232
Due after 5 years through 10 years	398,490	5,920	18,795	385,615	398,490
Due after 10 years through 20 years	14,385	304	1,078	13,611	14,385
Due after 20 years	2,997	65	388	2,674	2,997
Asset-backed securities	389,985	3,105	8,306	384,784	388,875
Total debt securities	$1,504,270	$14,467	$40,632	$1,478,105	$1,503,160

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain asset-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for asset-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain asset-backed securities that are deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The BACV of securities changing from the retrospective to the prospective methodology in 2025 and 2024 was $5.0 million and nil, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 – 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2025, the Company’s investment advisor provided the designation for debt securities with carrying value and estimated fair value of $21.0 million and $21.2 million, respectively. At December 31, 2024, the Company’s investment advisor provided the designation for debt securities with both carrying value and estimated fair value of $3.3 million.

The NAIC approved guidance to adjust the designations (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company’s debt securities by NAIC designation are as follows at December 31, 2025 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$774,087	$7,139	$19,367	$761,859	$774,087
Class 2	695,778	6,652	19,866	682,564	695,778
Class 3	25,871	565	162	26,274	25,871
Class 4	3,016	111	—	3,127	3,016
Class 5	502	—	127	375	502
Class 6	5,016	—	1,110	3,906	3,906
Total debt securities	$1,504,270	$14,467	$40,632	$1,478,105	$1,503,160

There were no debt securities in default that were anticipated to be income producing when purchased at December 31, 2025 and 2024. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2025 and 2024.

Debt securities with a BACV of $0.5 million at both December 31, 2025 and 2024, were on deposit with the state of New York.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to unassigned surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of both December 31, 2025 and 2024, assumed default rates for delinquent loans ranged from 10% to 100%. At both December 31, 2025 and 2024, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45%.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2025, 2024, 2023 the company recognized other-than-temporary impairments on asset-backed securities where the company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of nil, $143 thousand, and nil, respectively.

The following table summarizes other-than-temporary impairment charges recorded for the years ended December 31, 2025, 2024, and 2023 (in thousands):

	2025	2024	2023
Industrial and miscellaneous	$—	$20	$10
Asset-backed securities	790	143	—
Common stock	—	—	427
Total other-than-temporary impairment charges	$790	$163	$437

See Note 13 for detail regarding securities with recognized other-than-temporary impairment charges during 2025.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Sales of bonds:
Gross gains	$88	$193	$172
Gross losses	(6,905)	(1,910)	(4,706)
Sales of stocks:
Gross gains	80	—	—
Other assets	3	—	—
Other-than-temporary impairment losses	(790)	(163)	(437)
Net realized losses	$(7,524)	$(1,880)	$(4,971)

Net losses allocated to AVR	$(6,817)	$—	$(428)
Net losses allocated to IMR	(707)	(1,880)	(4,543)
Net realized losses	$(7,524)	$(1,880)	$(4,971)

Net losses allocated to AVR	$(707)	$—	$(428)
Tax benefit	238	—	—
Reported net realized losses	$(469)	$—	$(428)

Asset-backed Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in asset-backed securities.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of both December 31, 2025 and 2024, the estimated fair value of loaned securities was $0.8 million. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of the counterparties is monitored on a regular basis. At December 31, 2025 and 2024, unrestricted cash collateral received in the amount of $0.9 million and $0.8 million, respectively, was included in securities lending reinvested collateral assets of the Company. At December 31, 2025 and 2024, an offsetting liability for the overnight and continuous loan of $0.9 million and $0.8 million, respectively, is included in payable for securities lending on the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Restricted Assets
At December 31, 2025, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted					Percentage
Restricted Asset Category	Total General Account	Total Separate Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with state	$500	$—	$499	$1	$500	0.00%	0.00%
Securities loaned for securities lending agreements	852	—	824	28	852	0.01%	0.01%
Assets held under modco reinsurance agreements	—	17,006,451	15,570,402	1,436,049	17,006,451	80.26%	80.34%
Total restricted assets	$1,352	$17,006,451	$15,571,725	$1,436,078	$17,007,803	80.27%	80.35%

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company's collateral received and held assets under modco/funds withheld (“FWH”) reinsurance agreements reflected as assets within the Company’s financial statements as of December 31, 2025 (in thousands):

Collateral Assets	BACV Collateral	BACV Modco	BACV FWH	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% of BACV to Total Assets and Nonadmitted	% of BACV to Total Admitted Assets
General Account:
Securities lending	$852	$—	$—	$852	$—	$—	0.05%	0.05%
Total Assets	$852	$—	$—	$852	$—	$—	0.05%	0.05%
Separate Account:
Cash, Cash Equivalents and Short-Term Investments	$—	$186,720	$—	$—	$186,720	$—	0.99%	0.99%
Issuer credit obligations	—	694,927	—	—	705,844	—	3.67%	3.67%
Asset-backed securities	—	204,171	—	—	205,284	—	1.08%	1.08%
Common stocks	—	15,920,633	—	—	15,920,633	—	84.19%	84.19%
Total Assets	$—	$17,006,451	$—	$—	$17,018,481	$—	89.93%	89.93%

	BACV FWH Including Modco	Related Party Code*

Assets
		1	2	3	4	5	6
Separate Account:
Cash, Cash Equivalents and Short-Term Investments	$186,720	$—	$—	$—	$—	$—	$186,720
Issuer credit obligations	694,927	—	—	—	—	—	694,925
Asset-backed securities	204,171	—	—	—	—	—	204,171
Common stocks	15,920,633	—	—	—	—	15,920,633	—
Total assets	$17,006,451	$—	$—	$—	$—	$15,920,633	$1,085,816
Percentage to Total FWH Assets (including Modco)	100.00%	—%	—%	—%	—%	93.62%	6.38%

* Related party code 1	Direct loan or direct investment (excluding securitizations) in the reinsurer, for which the reinsurer represents a direct credit exposure.
Related party code 2
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role and for which 50% or more of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 3
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer or other similar influential role and for which less than 50% (including 0%) of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 4
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies in which the structure reflects an in-substance related party transaction to the reinsurer but does not involve a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role.

Related party code 5	The investment is identified as related to the reinsurer, but the role of the reinsurer represents a different arrangement than the options provided in choices 1-4.
Related party code 6	The investment is not related/affiliated to the reinsurer.

	Amount	% of Liability to Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$852	0.08%
Recognized Obligation for Modco assets (Separate Account)	$17,006,451	89.93%

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2025 and 2024, the Company had no investments in debt securities with a 5GI designation.

Note 5 - Reinsurance

The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the VA issued by Jackson-NY to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company also cedes to Jackson 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future VA and RILA contracts issued by Jackson-NY. Per the agreement, the Company received a $16.0 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge.

Premiums ceded to Jackson were $1,680.3 million, $821.2 million, and $716.1 million in 2025, 2024, and 2023, respectively.

The Company cedes 100% of its guaranteed minimum income benefit on VA to an unaffiliated third party. The reinsurance treaty contains certain maximum limits on annual benefits recoverable. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Accordingly, the NYDFS has determined there is not sufficient risk transfer and thus does not permit the Company to record a reserve credit in the accompanying statutory financial statements. Due to the inability to economically reinsure or hedge new issues of GMIB, the Company discontinued offering the benefit in 2009.

The effect of reinsurance on premiums are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Direct premiums and annuity considerations	$2,238,615	$1,350,693	$817,996
Reinsurance ceded	(1,680,928)	(821,975)	(716,864)
Total premiums and annuity considerations	$557,687	$528,718	$101,132

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. Reserves ceded were $1,490.3 million and $1,383.5 million, including $1,488.9 million and $1,382.3 million ceded to Jackson at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, the Company had $476.8 million and $165.3 million, respectively, due from reinsurers, of which $476.8 million and $268.7 million, respectively, related to reinsurance due from its Parent.

Note 6 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Jackson, Brooke Life, Brooke Life Reinsurance Company, Hickory Brooke Reinsurance Company, and Squire Reassurance Company II, Inc. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any CAMT incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company operates. The Company is not currently under examination with respect to federal income taxes. The IRS completed an examination of the 2019-2023 Brooke Life Insurance Company and Subsidiaries federal consolidated returns during 2025 that resulted in no changes. Tax years from 2022 to 2025 remain open under the statute of limitations.

The One Big Beautiful Bill Act ("OBBBA") was enacted on July 4, 2025 and includes a broad range of tax reform provisions that impact corporations and are effective for the 2025 tax year. The OBBBA resulted in no tax impact to the Company at December 31, 2025.

At December 31, 2025 and December 31, 2024, the CAMT current tax impact was nil and a $20.7 million benefit, respectively. At December 31, 2025 and December 31, 2024, the CAMT had no impact on net capital and surplus. The U.S. Treasury Department is expected to issue additional guidance after December 31, 2025 that may materially change the estimated provision of the CAMT.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total Gross Deferred Tax Assets	$53,540	$2,065	$55,605	$40,796	$448	$41,244	$12,744	$1,617	$14,361
Statutory valuation allowance	—	1,247	1,247	—	—	—	—	1,247	1,247
Adjusted gross DTA	53,540	818	54,358	40,796	448	41,244	12,744	370	13,114
DTA nonadmitted	18,949	—	18,949	10,226	—	10,226	8,723	—	8,723
Subtotal net admitted DTA	34,591	818	35,409	30,570	448	31,018	4,021	370	4,391
Deferred tax liabilities	(3,184)	(818)	(4,002)	(4,068)	(528)	(4,596)	884	(290)	594

Net admitted DTA	$31,407	$—	$31,407	$26,502	$(80)	$26,422	$4,905	$80	$4,985

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2025			December 31, 2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	31,407	—	31,407	26,422	—	26,422	4,985	—	4,985
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			31,407			26,422			4,985
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			103,574			117,408			(13,834)
(c)	Adjusted gross DTA
	(Excluding the amount
	of DTA from (a) and
	(b) above) offset by
	gross DTL	3,184	818	4,002	4,148	448	4,596	(964)	370	(594)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$34,591	$818	$35,409	$30,570	$448	$31,018	$4,021	$370	$4,391

	2025	2024
Ratio percentage used to determine recovery
period and threshold limitation amount	2,740.5%	3,670.5%

Amount of adjusted capital and surplus used to
determine recovery period and threshold
limitation amount (in thousands)	$690,490	$782,717

The impact of tax planning strategies was as follows (in thousands):

		December 31, 2025		December 31, 2024		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted
Gross DTA and Net Admitted DTA, by
Tax Character as a Percentage
1.	Adjusted gross DTAs	$53,540	$818	$40,796	$448	$12,744	$370
2.	Percentage of adjusted gross DTAs by
	tax character attributable to the impact
	of tax planning strategies	—%	—%	—%	—%	—%	—%
3.	Net admitted adjusted gross DTAs	$34,591	$818	$30,570	$448	$4,021	$370
4.	Percentage of net admitted adjusted
	gross DTAs by tax character admitted
	because of the impact of tax planning
	strategies	—%	—%	85%	—%	(85)%	—%
32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company had no CAMT credit DTAs as of December 31, 2025 and December 31, 2024.

At December 31, 2025, the Company's tax-planning strategies did not include the use of reinsurance. At December 31, 2024, the Company's tax-planning strategies did include the use of reinsurance.

The main components of the deferred tax assets and deferred tax liabilities are as follows (in thousands):

	2025	2024	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$13,112	$9,735	$3,377
Deferred and uncollected premium	20	36	(16)
Insurance reserves	39,785	29,753	10,032
Deferred compensation	50	261	(211)
Guaranteed fund assessment liability	378	378	—
Credit carryover	—	483	(483)
Other	195	150	45
Total ordinary gross and adjusted
gross deferred tax assets	53,540	40,796	12,744
Statutory valuation allowance adjustment	—	—	—
Deferred tax assets nonadmitted	(18,949)	(10,226)	(8,723)
Admitted ordinary gross deferred
tax assets per NAIC SAP	34,591	30,570	4,021

Capital:
Investments	69	114	(45)
Capital loss carryforward	1,763	334	1,429
Unrealized losses	233	—	233
Total capital gross and adjusted
gross deferred tax assets	2,065	448	1,617
Statutory valuation allowance adjustment	(1,247)	—	(1,247)
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	818	448	370
Total admitted deferred tax assets	$35,409	$31,018	$4,391

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$1,788	$1,926	$(138)
Insurance reserves	1,371	2,112	(741)
Other	25	30	(5)
Total ordinary deferred tax liabilities	3,184	4,068	(884)

Capital:
Investments	818	505	313
Unrealized Gains	0	23	(23)
Total capital deferred tax liabilities	818	528	290
Total deferred tax liabilities	$4,002	$4,596	$(594)

Total net admitted deferred tax asset	$31,407	$26,422	$4,985

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The application of SSAP No. 101, "Income Taxes for Accounting Guidance" requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. The Company has adopted an accounting policy to analyze the ability to recover the CAMT credit carryover deferred tax asset separately from the deferred tax assets generated under the regular tax system. There were no material modifications to the methodology used to project CAMT.

Although the realization is not assured, management believes it is more likely than not that the ordinary deferred tax assets under the regular tax system will be realized and therefore, no adjustments to gross deferred tax assets have been made because of a change in circumstances that causes a change in judgment about their realizability. Due to our projections for future net capital gains over the periods in which the capital deferred tax assets are deductible, management does not believe it is more likely than not that the Company will realize the benefits of these deductible differences and therefore, a valuation allowance in the amount of $1.3 million was recorded against the net capital deferred tax asset balance under the regular tax system as of December 31, 2025, due to the uncertainty of its ultimate realization. As of December 31, 2025 and December 31, 2024, the Company had no CAMT credit carryforward and therefore, no valuation allowance analysis is required.

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2025	2024	Change

Total deferred tax assets	$55,605	$41,244	$14,361
Total deferred tax liabilities	(4,002)	(4,596)	594
Net deferred tax assets/liabilities	51,603	36,648	14,955
Statutory valuation allowance adjustment	(1,247)	—	(1,247)
Net DTA after statutory valuation allowance adjustment	50,356	36,648	13,708
Tax effect of unrealized gains (losses)	(233)	23	(256)
Statutory valuation allowance adjustment on unrealized	233	—	233
Change in net deferred income tax	$50,356	$36,671	$13,685

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2025	2024	2023
Operations
Federal taxes from operations	$15,544	$(116)	$20,535
Subtotal	15,544	(116)	20,535
Federal taxes on capital gains	(19)	116	(185)
Other	10,401	(20,652)	59
Total Federal current taxes incurred	$25,926	$(20,652)	$20,409
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2025	2024	2023

Federal current taxes incurred	$25,945	$(20,768)	$20,594
Capital gains tax, excluding IMR taxes	(238)	—	—
Taxes transferred to IMR	219	116	(186)
Taxes on liability gains released from the IMR	—	—	1
Total federal current taxes incurred	$25,926	$(20,652)	$20,409

A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2025		2024		2023

Income before taxes	$7,687		$49,102		$107,169

Income taxes at statutory rate	1,614	21%	10,311	21%	22,505	21%
Dividends received deduction	7,663	100%	(9,914)	(20)%	(9,229)	(9)%
Interest maintenance reserve	366	5%	178	—%	39	—%
Gain on reinsurance	(355)	(5)%	2,872	6%	(131)	—%
Valuation allowance	1,014	13%	(37,470)	(76)%	(10,255)	(10)%
Tax credits	1,974	26%	(2,544)	(5)%	(3,288)	(3)%
Other	(35)	—%	(105)	—%	47	—%
Total	$12,241	160%	$(36,672)	(74)%	$(312)	(1)%

Federal and foreign taxes incurred	$25,945		$(20,768)		$20,594
Tax on capital losses	(19)		116		(185)
Change in net deferred taxes	(13,685)		(16,020)		(20,721)
Total statutory taxes	$12,241		$(36,672)		$(312)

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2025	2024
Federal net operating loss carryforwards(1)	$—	$—
Federal capital loss carryforwards(2)	8,397	1,590
Foreign Tax Credits(3)	—	228
Alternative Minimum Credits(1)	—	—
Total	$8,397	$1,818

(1) Unlimited carryforward.
(2) 5 year carryforward and begins to expire in 2029.
(3) 10 year carryforward

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

The Company does not owe any Repatriation Transition Tax (“RTT”) and has made no payment or expect to make any future payments to satisfy the RTT liability.

Note 7 - Capital, Surplus and Dividend Restrictions

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. At December 31, 2025, the Company had $72.0 million of earned surplus available for dividends, compared to $80.7 million at December 31, 2024. On March 31, 2025, the Company paid an ordinary dividend of $75.0 million to Jackson. No dividends were paid to Jackson in 2024 and 2023.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At both December 31, 2025 and 2024, the Company’s TAC was more than 1000% of the company action level RBC.

Note 8 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives for policies issued on such lives in addition to the standard gross premium. Mean reserves are calculated as the regular mean reserve for the plan plus one half of the extra premium charged for the year.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company had $14.5 million and $1.8 million of insurance in force for which the gross premiums were less than the net premiums, at December 31, 2025 and 2024, respectively, according to the valuation standard set by the state of New York.

At December 31, 2025 and 2024, 94.4% and 93.6%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

The Company issues traditional VA contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company issues RILA contracts though its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, or b) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")). The GMIB is 100% reinsured with an unaffiliated reinsurer, and 90% of the entire VA and RILA contracts are reinsured with Jackson.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in thousands):

	December 31,
	2025	2024
Fund type:
Equity	$13,270,236	$12,576,683
Bond	1,405,193	1,403,023
Balanced	2,891,617	2,827,247
Money market	122,055	119,924
Total	$17,689,101	$16,926,877

Reserves for associated guarantees for RILA and VA are calculated using New York Regulation 213, which incorporates VM-21. Total direct reserves associated with guaranteed benefits were $335.1 million and $245.5 million at December 31, 2025 and 2024, respectively.

The Company offered variable universal life insurance from 2004 through 2006. Amounts in force were immaterial at December 31, 2025 and there were no minimum guaranteed benefits on these policies. Reserves are calculated according to New York Regulation 147.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

An analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$601,278	$—	$—	$601,278	3.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	100,896	1,226,590	—	1,327,486	6.5%
At fair value	—	—	17,337,740	17,337,740	85.3%
At book value without market value
adjustment and with current
surrender charge less than 5%	956,094	—	—	956,094	4.7%
Total subject to discretionary withdrawal	1,658,268	1,226,590	17,337,740	20,222,598	99.5%
Not subject to discretionary withdrawal	76,306	—	32,098	108,404	0.5%
Total gross	1,734,574	1,226,590	17,369,838	20,331,002	100.0%
Reinsurance ceded	1,026,705	—	—	1,026,705
Total, net of reinsurance	$707,869	$1,226,590	$17,369,838	$19,304,297

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the year subsequent	$43,955	$—	$—	$43,955

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$277,733	$—	$—	$277,733	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	101,592	371,813	—	473,405	2.6%
At fair value	—	—	16,593,260	16,593,260	89.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,063,709	—	—	1,063,709	5.7%
Total subject to discretionary withdrawal	1,443,034	371,813	16,593,260	18,408,107	99.5%
Not subject to discretionary withdrawal	67,169	—	28,318	95,487	0.5%
Total gross	1,510,203	371,813	16,621,578	18,503,594	100.0%
Reinsurance ceded	1,137,088	—	—	1,137,088
Total, net of reinsurance	$373,115	$371,813	$16,621,578	$17,366,506

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	7	—	—	7	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	96,582	—	—	96,582	92.6%
Total subject to discretionary withdrawal	96,589	—	—	96,589	92.7%
Not subject to discretionary withdrawal	7,656	—	—	7,656	7.3%
Total gross	104,245	—	—	104,245	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$104,245	$—	$—	$104,245

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	111,501	—	—	111,501	93.0%
Total subject to discretionary withdrawal	111,507	—	—	111,507	93.0%
Not subject to discretionary withdrawal	8,363	—	—	8,363	7.0%
Total gross	119,870	—	—	119,870	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$119,870	$—	$—	$119,870

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	—	—	0.0%
Not subject to discretionary withdrawal	24,674	—	8,823	33,497	100.0%
Total gross	24,674	—	8,823	33,497	100.0%
Reinsurance ceded	15,645	—	—	15,645
Total, net of reinsurance	$9,029	$—	$8,823	$17,852

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	—	—	0.0%
Not subject to discretionary withdrawal	22,538	—	6,701	29,239	100.0%
Total gross	22,538	—	6,701	29,239	100.0%
Reinsurance ceded	14,202	—	—	14,202
Total, net of reinsurance	$8,336	$—	$6,701	$15,037

40

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,574	3,574	7,575	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	100	100	100	491	491	491
Miscellaneous Reserves	—	—	335,094	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,498	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	6	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	80	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	264,421	XXX	XXX	—
Total (gross: direct + assumed)	$3,674	$3,674	$608,775	$491	$491	$491
Reinsurance Ceded	356	356	447,999	—	$—	—
Total (net)	$3,318	$3,318	$160,776	$491	$491	$491

	December 31, 2024
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,523	3,523	7,525	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	72	72	72	452	452	452
Miscellaneous Reserves	—	—	245,540	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,590	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	77	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,089	XXX	XXX	—
Total (gross: direct + assumed)	$3,595	$3,595	$368,905	$452	$452	$452
Reinsurance Ceded	355	355	232,224	—	—	—
Total (net)	$3,240	$3,240	$136,681	$452	$452	$452

41

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

At December 31, 2025 and 2024, approximately 96% and 95%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2025

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	136.1	—	0.4	—	136.5
>2.50%	889.4	9.0	—	—	898.4
Total	$1,025.5	$9.0	$0.4	$—	$1,034.9

Fixed Annuities
0.0%-1.50%	$4.4	$4.2	$11.9	$0.6	$21.1
1.51%-2.50%	14.5	0.7	0.9	—	16.1
>2.50%	601.5	32.5	—	—	634.0
Total	$620.4	$37.4	$12.8	$0.6	$671.2

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	18.8	—	—	—	18.8
Total	$18.8	$—	$—	$—	$18.8

	2024

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$9.5	$0.5	$—	$10.0
1.51%-2.50%	146.1	—	—	—	146.1
>2.50%	1,035.7	—	—	—	1,035.7
Total	$1,181.8	$9.5	$0.5	$—	$1,191.8

Fixed Annuities
0.0%-1.50%	$5.2	$6.9	$12.3	$0.6	$25.0
1.51%-2.50%	22.6	1.4	1.0	—	25.0
>2.50%	247.9	40.5	0.7	—	289.1
Total	$275.7	$48.8	$14.0	$0.6	$339.1

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	6.9	—	—	—	6.9
Total	$6.9	$—	$—	$—	$6.9

42

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 were as follows (in thousands):

Type	Gross	Net of Loading
Ordinary new business	$(464,488)	$(464,510)
Ordinary renewal	(30,891)	(30,966)
Totals	$(495,379)	$(495,476)

Note 9 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for variable and RILA contract guarantees are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value, which refers to the value at which those assets would be carried if held in the general account.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2025, 2024, and 2023 is as follows (in thousands):

	2025	2024	2023
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$171,798	$464,655	$76,871
Transfers from separate accounts	210,339	173,880	112,882
Net transfers to separate accounts	(38,541)	290,775	(36,011)
Reconciling adjustments:
Benefit fees and other differences	(17,480)	(17,572)	(17,756)
Transfers as reported in the accompanying Statements of Operations	$(56,021)	$273,203	$(53,767)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The total CARVM allowance, net of reinsurance ceded, reduced the general account liability by $31.0 million and $29.9 million at December 31, 2025 and 2024, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in thousands):

Year	Amount
2025	$207,680
2024	$209,773
2023	$204,824
2022	$199,196
2021	$186,223

43

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Premiums, considerations, or deposits to separate accounts for 2025, 2024, and 2023 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2025	$79,190	—	95,844	$175,034
December 31, 2024	$387,148	—	79,055	$466,203
December 31, 2023	$—	—	64,970	$64,970

Reserves in the separate accounts totaled $18.6 billion and $17.0 billion at December 31, 2025 and 2024, respectively.

Withdrawal characteristics of separate account reserves for 2025 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$—	$—	$17,379,152	$17,379,152
Amortized cost	1,226,590	—	—	1,226,590
Total reserves	$1,226,590	$—	$17,379,152	$18,605,742
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge of
5% or more	1,226,590	—	—	1,226,590
At fair value	—	—	17,338,231	17,338,231
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$1,226,590	$—	$17,338,231	$18,564,821
Not subject to discretionary
withdrawal	—	—	40,921	40,921
Total	$1,226,590	$—	$17,379,152	$18,605,742

Note 10 - Employee Retirement Plans

The Company participates in a Parent sponsored defined contribution retirement plan covering substantially all associates. Eligible associates are immediately able to participate in the Company's matching contribution. To be eligible to participate in the Company’s contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million, $0.3 million and $0.2 million for 2025, 2024, and 2023, respectively.

44

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company participates in a Parent sponsored non-qualified voluntary deferred compensation plan for certain associates of Jackson and certain affiliates. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2025 and 2024, Jackson’s liability for the Company’s portion of such plans totaled nil. There were no expenses related to these plans for 2025, 2024, and 2023.

Note 11 – Other Related Party Transactions

The Company had a payable to Jackson of $497.7 million and $193.0 million at December 31, 2025 and 2024, respectively.

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPM Holdings, Inc. ("PPMH"), is the holding company of PPMA, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $1.8 million to PPMA for investment advisory services in 2025 and $2.0 million in both 2024 and 2023, respectively.

The Company has an administrative service agreement with its Parent, under which Jackson provides certain administrative services. The Company paid administrative fees of $29.4 million, $25.6 million, and $22.8 million in 2025, 2024, and 2023, respectively.
The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Fees for these services paid to JNLD were $1.2 million, $1.0 million, and $0.6 million in 2025, 2024, and 2023, respectively.

The Company has a Master Repurchase Agreement with Jackson, which allows for repurchase agreement transactions between the companies, when deemed appropriate. There were no such borrowings during 2025 and 2024. There was no outstanding balance as of both December 31, 2025 and 2024. Interest paid during 2025, 2024, and 2023 was nil.

Note 12 – Contingent Liabilities

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

At December 31, 2025 and 2024, the Company had unfunded commitments related to debt securities of $9.0 and nil, respectively.

Note 13 - Asset-Backed Securities’ Other-Than-Temporary-Impairments

The following table (shown in dollars) details asset-backed securities with a recognized other-than-temporary impairment recorded in 2025.

CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
872660AA3	5,806,809	5,016,450	790,359	5,016,450	3,905,660	Q4-2025
Total			790,359

45

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 14 - Reconciliation to Annual Statement

As discussed in Note 5, the Company cedes 90% of the entire VA and RILA contracts to its parent, Jackson. In 2025 and 2024, $(495.6) million and $(190.4) million, respectively, were reported as an asset in the annual statement as uncollected premium. In accordance with SSAP 61, these were reported as payable to parent in the 2025 and 2024 audited financial statements. As a result, the annual statement admitted assets were lower and liabilities were higher, by $495.6 million and $190.4 million, respectively, as compared to the audited financial statements.

46

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2025

Investment income earned

U.S. government bonds	$254,171
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	57,290,128
Bonds of affiliates	61,738
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Contract loans	34,506
Cash and cash equivalents	6,030,495
Derivative instruments	—
Other invested assets	131,889
Aggregate write-ins for investment income	16,440
Total investment income	$63,819,367

Real estate owned - book value less encumbrances	$—

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$—

Mortgage loans by standing - book value
Good standing	$—
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other long term assets - statement value	$2,001,968

Contract loans	$530,695

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$1,000,000
Preferred stocks	$—
Common stocks	$—

(Continued)

47

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2025

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$161,011,155
Over 1 year through 5 years	848,640,375
Over 5 years through 10 years	445,520,915
Over 10 years through 20 years	32,607,262
Over 20 years	15,379,998
Total by maturity	$1,503,159,705

Bonds by class - statement value
Class 1	$774,086,586
Class 2	695,777,702
Class 3	25,871,141
Class 4	3,016,214
Class 5	502,402
Class 6	3,905,660
Total by class	$1,503,159,705

Total bonds publicly traded	$707,399,580
Total bonds privately placed	$795,760,125

Preferred stocks - statement value	$—
Common stocks - market value	$—
Short-term investments - book value	$—
Options, caps and floors owned - statement value	$—
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$—
Futures contracts open - current value	$—
Cash on deposit	$(19,218,731)
Cash equivalents	$230,628,715

Life insurance in force
Industrial	$—
Ordinary	$26,194,000
Credit life	$—
Group life	$—

Amount of accidental death benefits in force under ordinary policies	$550,000

(Continued)
48

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2025

Life insurance policies with disability provisions in force
Industrial	$—
Ordinary	$6,873,000
Credit life	$—
Group life	$—

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Ordinary - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Annuities:
Ordinary-
Immediate - amount of income payable	$10,611,885
Deferred - fully paid account balance	$533,909,664
Deferred - not fully paid - account balance	$1,161,331,373

Group-
Amount of income payable	$1,402,743
Fully paid account balance	$97,567,302
Not fully paid - account balance	$—

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

See accompanying independent auditors' report.
49

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2025

1)	Total admitted assets (excluding Separate Accounts):			$1,762,710,641

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	AVOLON HOLDINGS FND	UNAFFILIATED FOREIGN SECURITIES	$11,521,986	0.7%
	BAT CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	$10,034,330	0.6%
	ENTERGY ARKANSAS	UNAFFILIATED DOMESTIC SECURITIES	$8,998,865	0.5%
	ORACLE	UNAFFILIATED DOMESTIC SECURITIES	$8,586,743	0.5%
	ROBERT BOSCH FINANCE LLC	UNAFFILIATED FOREIGN SECURITIES	$8,000,000	0.5%
	PHILLIPS EDISON GROCERY	UNAFFILIATED DOMESTIC SECURITIES	$7,298,574	0.4%
	JRD HOLDINGS	UNAFFILIATED DOMESTIC SECURITIES	$7,100,000	0.4%
	AMERICAN EXPRESS	UNAFFILIATED DOMESTIC SECURITIES	$7,079,933	0.4%
	CHICK-FIL-A	UNAFFILIATED DOMESTIC SECURITIES	$7,000,000	0.4%
	VOPAK NV	UNAFFILIATED FOREIGN SECURITIES	$7,000,000	0.4%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC designation.
				Preferred
	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$774,086,586	43.9%	NAIC-1	$—	0.0%
	NAIC-2	$695,777,702	39.5%	NAIC-2	$—	0.0%
	NAIC-3	$25,871,141	1.5%	NAIC-3	$—	0.0%
	NAIC-4	$3,016,214	0.2%	NAIC-4	$—	0.0%
	NAIC-5	$502,402	0.0%	NAIC-5	$—	0.0%
	NAIC-6	$3,905,660	0.2%	NAIC-6	$—	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$303,724,317	17.2%
	Foreign-currency-denominated investments	$—	0.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign designation:
		Amount	Percentage
	Countries designated NAIC-1	$288,496,718	16.4%
	Countries designated NAIC-2	$10,106,959	0.6%
	Countries designated NAIC-3 or below	$5,120,639	0.3%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries designated NAIC-1:
	UNITED KINGDOM	$48,901,789	2.8%
	CAYMAN ISLANDS	$42,661,823	2.4%
	Countries designated NAIC-2:
	MEXICO	$8,586,096	0.5%
	PERU	$995,231	0.1%
	Countries designated NAIC-3 or below:
	COLOMBIA	$3,112,938	0.2%
	MOROCCO	$2,007,702	0.1%

(Continued)
50

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2025

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign designation:
	Issuer	NAIC Designation	Amount	Percentage
	AVOLON HOLDINGS FND	2	$11,521,986	0.7%
	ROBERT BOSCH FINANCE LLC	1	$8,000,000	0.5%
	VOPAK NV	2	$7,000,000	0.4%
	ELLEVIO	2	$6,000,000	0.3%
	MACQUARIE AIRFINANCE HLD	1	$5,498,487	0.3%
	ROLLS-ROYCE	2	$5,250,000	0.3%
	BASF	2	$5,000,000	0.3%
	AIRBUS SE	1	$5,000,000	0.3%
	ROYAL BANK OF SCOTLAND INTERNATION	1	$5,000,000	0.3%
	AURIZON NETWORK PTY LTD	2	$5,000,000	0.3%

		Amount	Percentage
11)	Total admitted assets held in Canadian investments:	$40,400,048	2.3%

12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	There were no assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets.
14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.
16)	There were no admitted assets held in mortgage loans.
17)	There were no mortgage loan to value ratios as determined from the most current appraisal as of the annual statement date.
18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$848,652	0.0%	$5,286,076	$3,386,722	$2,498,771
Repurchase	—	0.0%	—	—	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	There were no admitted assets for warrants not attached to other financial instruments, options, caps and floors.
22)	There were no admitted assets subject to potential exposure for collars, swaps and forwards.
23)	There were no admitted assets subject to potential exposure for futures contracts.

See accompanying independent auditors' report.
51

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Summary Investment Schedule
December 31, 2025

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage
Issuer credit obligations
U.S. government obligations	$7,990,958	0.465%	$7,990,958	7,990,958	$—	$7,990,958	0.465%
Non - U.S. government obligations	1,999,035	0.116%	1,999,035	1,999,035	—	1,999,035	0.116%
Project finance bonds issued by operating entities	11,935,328	0.695%	—	0	—	—	—%
Corporate bonds	995,058,805	57.917%	1,006,994,133	1,006,994,133	—	1,006,994,133	58.613%
Single entity backed obligations	20,122,113	1.171%	20,122,113	20,122,113	—	20,122,113	1.171%
Bonds issued by funds representing operating entities	77,179,065	4.492%	77,179,065	77,179,065	—	77,179,065	4.492%
Asset-backed securities
Financial asset-backed securities - self-liquidating	263,915,112	15.361%	258,915,112		—	258,915,112	15.070%
Non-financial asset-backed securities	124,959,289	7.273%	129,959,289		—	129,959,289	7.564%
Cash, cash equivalents and short-term investments
Cash	(19,218,731)	(1.119)%	(19,218,731)		—	(19,218,731)	(1.119)%
Cash equivalents	230,628,715	13.424%	230,628,715		852,292	231,481,007	13.473%
Contract loans	530,695	0.031%	530,695		—	530,695	0.031%
Other invested assets	2,001,968	0.117%	2,001,968		—	2,001,968	0.117%
Receivables for securities	122,055	0.007%	122,055		—	122,055	0.007%
Securities Lending	852,292	0.050%	852,292		—	XXX	—%
Total	$1,718,076,699	100.000%	$1,718,076,699	$	$852,292	$1,718,076,699	100.000%

See accompanying independent auditors' report.
52

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Reinsurance Risk Interrogatories
December 31, 2025

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
No

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

a.
Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?

No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.
Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.
Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.
53